     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2008

                                                             FILE NO. 333-101933

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 18                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 283                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              , pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/    on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

HARTFORD LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------


This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Leaders Series II, IIR and III.


Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT       MAY LOSE      NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR       [NOT] FDIC
                    AGENCY                           VALUE                      ANY BANK AFFILIATE                    [NOT] BANK

Portfolio Companies Included in this Prospectus:

X  AIM Variable Insurance Funds

X  American Funds Insurance Series

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford Series Fund, Inc.


X  MFS Variable Trust


X  Wells Fargo Variable Trust Funds

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2008

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              52
  a.  Definitions                                                             52
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      74
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                              APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP C-1
APPENDIX D -- EXCHANGE PROGRAMS                                          APP D-1
APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD       APP E-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2, 7 & Appendix B)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b), 7(c) & Appendices I & B)

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects                                  Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II                                       Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation                               Benefit

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold/Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Threshold/Lifetime Benefit Payment.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. Other optional features that are not actively sold are referenced in Appendix C. For more information, see Section 7 & Appendix B.

Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II, A & B)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value may decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix B provides a summary of these features in an easy to read table. Likewise, Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity to you. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.



                                                                                          SERIES II/IIR  SERIES III
-------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                                                    $30           $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                             1.15%         1.15%
  Administrative Charge                                                                         0.20%         0.20%
  Total Separate Account Annual Expenses                                                        1.35%         1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                           0.20%         0.20%
  The Hartford's Principal First Charge (2)(5)                                                  0.75%         0.75%
  MAV/MAV Plus Charge                                                                           0.30%         0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges         2.40%         2.40%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation                                                     0.30%         0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                       0.75%         0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                          0.75%         0.75%

6

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
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                    1.50%       1.50%
  Joint/Spousal Life Option Charge                                                             1.50%       1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                    1.50%       1.50%
  Joint/Spousal Life Option Charge                                                             1.50%       1.50%



(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.



(2) The current charges for new purchases are The Hartford's Lifetime Income Builder (0.40%), The Hartford's Lifetime Income Builder II (0.40%) and The Hartford's Principal First (0.50%), The Hartford's Lifetime Income Builder Selects (0.55%) and The Hartford's Lifetime Income Builder Portfolios (0.65%).



(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.



(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."



(5)  You may not own more than one of these optional riders at the same time.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

HARTFORD LEADERS SERIES II/IIR/III, WELLS FARGO LEADERS SERIES I/IR/II


                                                                                       MINIMUM            MAXIMUM
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.47%              1.56%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


HARTFORD LEADERS, WELLS FARGO LEADERS


(1) If you Surrender your variable annuity at the end of the applicable time period:

1 year                                                                    $1,098
3 years                                                                   $1,986
5 years                                                                   $2,689
10 years                                                                  $4,472

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $329
3 years                                                                   $1,206
5 years                                                                   $2,094
10 years                                                                  $4,362

(3)  If you do not Surrender your variable annuity:

1 year                                                                      $435
3 years                                                                   $1,313
5 years                                                                   $2,202
10 years                                                                  $4,472


CONDENSED FINANCIAL INFORMATION


--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

8

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. All guarantees under the Contract are our general corporate obligations.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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-   Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of

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the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check

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does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must elect to make not less than 7 nor more than 12 transfers to fully deplete sums invested in this Program.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make not less than 3 nor more than 6 transfers at any frequency you chose to fully deplete sums invested in this Program.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.


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In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

FUND TRADING POLICIES

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

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We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

18

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-   An amount equal to your largest previous transfer from the Fixed
    Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person or your Registered Representative to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the
Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs,

20

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a pro-rated portion of optional benefit charges, if applicable and the Annual
Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.


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HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

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22

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D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

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JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

24

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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New

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                                                                          25

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York Stock Exchange. Otherwise, the transfer will be made on the next Valuation
Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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26

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-   Your Anniversary Value is reduced for any partial Surrenders since the
    Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, unless we are otherwise instructed, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

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                                                                          27

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If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

28

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

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                                                                          29

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    If you elect MAV Plus, the Death Benefit will be the greater of the Premium
    Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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30

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

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IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

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If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.


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OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If applicable, you may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the
Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the

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  first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

38

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

40

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If available, you may elect this rider at the time of purchase, or may exchange the rider if you are eligible to participate in a designated company sponsored exchange program described in Appendix D. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and

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42

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Payment Base have been computed and prior to all other financial transactions.
In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

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                                                                          43

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See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.


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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime

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46

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Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered
Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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                                                                        47

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The period certain over which payments will be made is equal to the Guaranteed
Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar

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48

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year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

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D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

See Optional Benefit Comparisons in Appendix B.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

The maximum age of any Contract Owner or Annuitant when electing this rider is 85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

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50

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.


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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

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ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available. The assets in the General Account are available to our creditors.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the

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Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/ Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).

- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OKLAHOMA -- The only AIRs available are 3% and 5%.

- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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-   PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

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F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We

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assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value

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      should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

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        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.


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        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it

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would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Section 10 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs

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subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you

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choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

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Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


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For non-periodic amounts from certain Qualified Contracts or Plans, Code Section
72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

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    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code)
         the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24,

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2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

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APPENDIX I -- EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-31

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED.

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

                                                               APP I-9

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $577.50                                    $682.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $635.25                                    $760.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $1,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $200

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

APP I-32

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

HARTFORD LIFE INSURANCE COMPANY:


SERIES II/IIR


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027            3,551            3,218            1,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001            4,345            3,538               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892              694              486              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311              669              511               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884           14,477            6,425            1,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954           16,034           10,307               --

APP II-2

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630              258               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818              470               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285            2,959            1,123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229            3,493               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78               34                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81               74               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146            1,968              287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650            2,164               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671            8,579            1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082            8,662               --

                                                                    APP II-3

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713            1,014              230
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300            1,000               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594              332               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415              348               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408              233               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454              297               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469            2,660              601
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456            3,122               --

APP II-4

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415            2,440              441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875            3,306               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497              776               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086              825               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278              198               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155               83               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121            3,878              619
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423            1,995               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541              294               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607              426               --

                                                                    APP II-5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034              964              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322              829               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360              261               96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426              325               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834              459               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731              470               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835            4,098              476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324            5,525               --

APP II-6

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21               27               11               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32               31               30               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78               62               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69               54               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19                8                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24               33               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377              202               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394              240               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58               76               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66               60               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019              446               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140              754               --

                                                                    APP II-7

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399              313              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482              439               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377              196               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578              310               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860              923              164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026            1,297               --

APP II-8

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148               62               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131               84               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438              207               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372              195               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108            2,075              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145            1,327               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159               51                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157               90               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634              847               96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616            1,192               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070            1,828              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941            1,097               --

                                                                    APP II-9

-------------------------------------------------------------------------------


SERIES III


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027            3,551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001            4,345
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892              694
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311              669
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884           14,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954           16,034
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818

APP II-10

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300

                                                                   APP II-11

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875

APP II-12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5

                                                                   APP II-13

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69

APP II-14

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578

                                                                   APP II-15

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372

APP II-16

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $1.320           $1.193           $1.152           $1.085
   of period
  Accumulation Unit Value at end of           $1.401           $1.320           $1.193           $1.152
   period
  Number of Accumulation Units                    --               --               --               --
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        $1.271           $1.158           $1.127           $1.070
   of period
  Accumulation Unit Value at end of           $1.338           $1.271           $1.158           $1.127
   period
  Number of Accumulation Units                    --               --               --               --
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $1.323           $1.098           $1.079           $0.999
   of period
  Accumulation Unit Value at end of           $1.290           $1.323           $1.098           $1.079
   period
  Number of Accumulation Units                    --               --               --               --
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        $1.274           $1.066           $1.056           $0.985
   of period
  Accumulation Unit Value at end of           $1.232           $1.274           $1.066           $1.056
   period
  Number of Accumulation Units                    --               --               --               --
   outstanding at end of period (in
   thousands)

                                                                   APP II-17

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.070
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.964
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.990
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

APP II-18

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $1.042
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.126
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $1.320           $1.193           $1.122
   of period
  Accumulation Unit Value at end of           $1.401           $1.320           $1.193
   period
  Number of Accumulation Units                    --               --               --
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        $1.271           $1.158           $1.095
   of period
  Accumulation Unit Value at end of           $1.338           $1.271           $1.158
   period
  Number of Accumulation Units                    --               --               --
   outstanding at end of period (in
   thousands)
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $1.323           $1.098           $1.063
   of period
  Accumulation Unit Value at end of           $1.290           $1.323           $1.098
   period
  Number of Accumulation Units                    --               --               --
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        $1.274           $1.066           $1.038
   of period
  Accumulation Unit Value at end of           $1.232           $1.274           $1.066
   period
  Number of Accumulation Units                    --               --               --
   outstanding at end of period (in
   thousands)

                                                                   APP II-19

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

APP II-20

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.384           $9.896
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355          $10.322           $9.880
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.030           $9.637
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132          $10.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.970           $9.622
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99               28

                                                                   APP II-21

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.632          $10.072
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734          $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585          $10.569          $10.056
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585          $10.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24                9
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.588           $9.930
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.525           $9.914
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24                7
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.959           $9.938
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867          $10.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.893           $9.922
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32                7
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.750          $10.085
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079          $10.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635              160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.686          $10.069
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925          $10.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81               28
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.072           $9.598
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244          $10.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.012           $9.582
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31                7
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913          $10.530          $10.084
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762          $10.466          $10.068
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --

APP II-22

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $11.041           $9.960
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755          $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.974           $9.944
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577          $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3               --

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.086
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355           $9.998
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.070
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.982
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.058
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585           $9.971
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.129
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.041
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.746
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.653
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32

                                                                   APP II-23

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.309
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.219
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.209
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.121
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913           $9.663
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762           $9.579
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $10.877
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.783
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.801           $1.571           $1.457
  Accumulation Unit Value at end of
   period                                     $1.791           $1.801           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.753           $1.542           $1.437
  Accumulation Unit Value at end of
   period                                     $1.730           $1.753           $1.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.319           $1.207           $1.156
  Accumulation Unit Value at end of
   period                                     $1.501           $1.319           $1.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              275              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.184           $1.140
  Accumulation Unit Value at end of
   period                                     $1.449           $1.284           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               18

APP II-24

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.822           $1.508           $1.437
  Accumulation Unit Value at end of
   period                                     $1.862           $1.822           $1.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    319              175               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.774           $1.480           $1.417
  Accumulation Unit Value at end of
   period                                     $1.798           $1.774           $1.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               13                8
STI CLASSIC VT MID-CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.818           $1.664           $1.453
  Accumulation Unit Value at end of
   period                                     $1.886           $1.818           $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.770           $1.633           $1.433
  Accumulation Unit Value at end of
   period                                     $1.822           $1.770           $1.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.050           $0.968           $0.908
  Accumulation Unit Value at end of
   period                                     $1.105           $1.050           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               29                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.924           $0.871
  Accumulation Unit Value at end of
   period                                     $1.038           $0.994           $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.227           $1.119
  Accumulation Unit Value at end of
   period                                     $1.457           $1.364           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               32               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.206           $1.105
  Accumulation Unit Value at end of
   period                                     $1.409           $1.330           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.436           $1.310           $1.125
  Accumulation Unit Value at end of
   period                                     $1.573           $1.436           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              150               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.914           $0.789
  Accumulation Unit Value at end of
   period                                     $1.080           $0.994           $0.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16                8
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.003           $1.649           $1.414
  Accumulation Unit Value at end of
   period                                     $2.273           $2.003           $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    175              116               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.189           $0.987           $0.851
  Accumulation Unit Value at end of
   period                                     $1.339           $1.189           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                6

                                                                   APP II-25

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.851           $0.813           $0.721
  Accumulation Unit Value at end of
   period                                     $0.939           $0.851           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               27               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.635           $0.612           $0.546
  Accumulation Unit Value at end of
   period                                     $0.696           $0.635           $0.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.140           $1.785           $1.555
  Accumulation Unit Value at end of
   period                                     $1.953           $2.140           $1.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,649            1,123              260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.597           $1.342           $1.175
  Accumulation Unit Value at end of
   period                                     $1.445           $1.597           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               77
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.387           $1.331
  Accumulation Unit Value at end of
   period                                     $1.478           $1.596           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,248              398               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.369           $1.321
  Accumulation Unit Value at end of
   period                                     $1.435           $1.562           $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142                1               --
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.905           $0.851           $0.821
  Accumulation Unit Value at end of
   period                                     $1.024           $0.905           $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              134               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.251           $1.186           $1.151
  Accumulation Unit Value at end of
   period                                     $1.405           $1.251           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25                7               --
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.240           $1.200
  Accumulation Unit Value at end of
   period                                     $1.372           $1.378           $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    588              172               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.456           $1.321           $1.284
  Accumulation Unit Value at end of
   period                                     $1.438           $1.456           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                4               --
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.430          $11.630          $10.097
  Accumulation Unit Value at end of
   period                                    $16.198          $14.430          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               38                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.249          $11.576          $10.089
  Accumulation Unit Value at end of
   period                                    $15.867          $14.249          $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               --               --

APP II-26

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.092           $0.958
  Accumulation Unit Value at end of
   period                                     $1.108           $1.156           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    578              267               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.133           $1.079           $0.951
  Accumulation Unit Value at end of
   period                                     $1.078           $1.133           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                1               --
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.660           $1.569           $1.374
  Accumulation Unit Value at end of
   period                                     $1.781           $1.660           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              302               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.702           $1.621           $1.427
  Accumulation Unit Value at end of
   period                                     $1.811           $1.702           $1.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               35               --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.455          $10.007          $10.034
  Accumulation Unit Value at end of
   period                                    $10.720          $10.455          $10.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               28                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.323           $9.961          $10.026
  Accumulation Unit Value at end of
   period                                    $10.500          $10.323           $9.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3               --
HUNTINGTON VA NEW ECONOMY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.716           $1.577           $1.360
  Accumulation Unit Value at end of
   period                                     $1.905           $1.716           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    829              370               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.787           $1.656           $1.436
  Accumulation Unit Value at end of
   period                                     $1.968           $1.787           $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               33               --
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.510           $1.279           $1.129
  Accumulation Unit Value at end of
   period                                     $1.625           $1.510           $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286               85                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.475           $1.308
  Accumulation Unit Value at end of
   period                                     $1.844           $1.727           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               35               --
HUNTINGTON VA SITUS SMALL CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.304           $1.086
  Accumulation Unit Value at end of
   period                                     $1.482           $1.349           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    867              427               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.322           $1.289           $1.079
  Accumulation Unit Value at end of
   period                                     $1.441           $1.322           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               44               --


(a)  Inception date November 12, 2007.

                                                                   APP II-27

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY:



SERIES II/IIR


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992            4,739            1,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129            8,833               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789              630              268
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710            1,509               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647           10,436            1,425
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527           26,008               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186              504               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195            1,002               --

APP II-28

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356            3,972            1,441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800            8,936               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102               42                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235              190               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027            3,097              808
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926            3,923               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979           25,004            7,529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846           32,185               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438            1,368              343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197            2,523               --

                                                                   APP II-29

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643              882              238
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321              924               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858              438              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308              773               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675            4,937            1,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600           10,695               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763            5,476            1,524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290           11,516               --

APP II-30

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813            1,396              250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129            2,231               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563              212               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604              412               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384            2,089              413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083            4,107               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928              421               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481              939               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11               --               --

                                                                   APP II-31

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468            1,108              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842            2,050               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688              414              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979              838               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394              627              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845            1,249               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654            4,047            1,569
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174           10,273               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61               65               63               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72               77               75               --

APP II-32

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81               63               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189              168               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71               32                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80               58               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473              331              131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569              514               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169              117               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229              188               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720              796               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168            2,074               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746              426              162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061              861               --

                                                                   APP II-33

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759              370               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323              909               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478            1,549              357
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513            3,232               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383              135               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404              284               --

APP II-34

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959              239               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167              453               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738            1,145              260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064            2,935               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418              219               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668              233               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501            1,328              105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865            2,813               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176              849              167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014            1,923               --


SERIES III


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129

                                                                   APP II-35

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2007             2006             2005
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.419           $1.353           $1.175
  Accumulation Unit Value at
   end of period                   $1.568           $1.419           $1.353
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         2,809            2,651              789
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.361           $1.308           $1.142
  Accumulation Unit Value at
   end of period                   $1.492           $1.361           $1.308
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         3,914            4,407            1,710
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.553               --               --  (a)
  Accumulation Unit Value at
   end of period                   $9.789               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)            --               --               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.542               --               --  (a)
  Accumulation Unit Value at
   end of period                   $9.767               --               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)            --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.863          $10.303           $9.632
  Accumulation Unit Value at
   end of period                  $12.654          $11.863          $10.303
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         2,217            2,337               10
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.690          $10.234           $9.618
  Accumulation Unit Value at
   end of period                  $12.370          $11.690          $10.234
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         2,511            2,770                4
AIM V.I. GOVERNMENT
 SECURITIES FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.119           $1.095           $1.092
  Accumulation Unit Value at
   end of period                   $1.174           $1.119           $1.095
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)        73,021           44,385           23,647
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.073           $1.059           $1.062
  Accumulation Unit Value at
   end of period                   $1.117           $1.073           $1.059
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)        42,275           37,566           37,527
AIM V.I. INTERNATIONAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.102           $1.662           $1.397
  Accumulation Unit Value at
   end of period                   $2.379           $2.102           $1.662
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)        12,825            3,283            1,186
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.016           $1.607           $1.358
  Accumulation Unit Value at
   end of period                   $2.264           $2.016           $1.607
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         4,062            2,836            2,195
AIM V.I. LARGE CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.474          $10.764           $9.456
  Accumulation Unit Value at
   end of period                  $13.091          $11.474          $10.764
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           198              166                2
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.307          $10.692           $9.443
  Accumulation Unit Value at
   end of period                  $12.797          $11.307          $10.692
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           266              210                7

APP II-36

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2007             2006             2005
--------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.663           $1.515           $1.395
  Accumulation Unit Value at
   end of period                   $1.797           $1.663           $1.515
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)        11,271            8,186            6,356
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.595           $1.465           $1.356
  Accumulation Unit Value at
   end of period                   $1.710           $1.595           $1.465
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         9,600            9,932           11,800
AIM V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.394          $12.423          $10.812
  Accumulation Unit Value at
   end of period                  $14.937          $14.394          $12.423
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           837              358              102
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.029          $12.205          $10.679
  Accumulation Unit Value at
   end of period                  $14.443          $14.029          $12.205
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           326              267              235
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.608          $12.913          $11.768
  Accumulation Unit Value at
   end of period                  $15.357          $14.608          $12.913
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         8,860            6,835            5,027
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.820          $11.424          $10.466
  Accumulation Unit Value at
   end of period                  $13.369          $12.820          $11.424
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         5,087            4,899            4,926
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.222           $1.055           $0.956
  Accumulation Unit Value at
   end of period                   $1.230           $1.222           $1.055
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)        67,641           55,180           39,979
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.170           $1.018           $0.927
  Accumulation Unit Value at
   end of period                   $1.169           $1.170           $1.018
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)        39,063           40,200           39,846
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.281          $13.530          $13.310
  Accumulation Unit Value at
   end of period                  $14.558          $14.281          $13.530
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         5,995            3,880            2,438
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.371          $12.769          $12.629
  Accumulation Unit Value at
   end of period                  $13.522          $13.371          $12.769
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         3,400            3,215            3,197
AMERICAN FUNDS GLOBAL BOND
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.207          $10.028               --
  Accumulation Unit Value at
   end of period                  $10.999          $10.207               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           929              123               --
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.187          $10.021               --
  Accumulation Unit Value at
   end of period                  $10.890          $10.187               --
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           308               48               --

                                                                   APP II-37

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129

APP II-38

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842

                                                                   APP II-39

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80

APP II-40

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9

                                                                   APP II-41

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064

APP II-42

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.068           $0.994
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54               57               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.984           $0.892
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985               --
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

                                                                   APP II-43

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.054           $0.957
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94               42               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040           $0.904
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112               50               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025               --
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.951           $0.892
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950               --
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $0.997           $0.958
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016           $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142              104               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993               --
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.991           $0.994
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976               --
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24               16               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

APP II-44

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $0.987           $0.913
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128               74               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027               --
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.118           $1.097
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152              110               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110               --
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101               --               --

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

                                                                   APP II-45

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

APP II-46

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101


(a)  Inception date November 12, 2007.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

APP A-2

--------------------------------------------------------------------------------

II. EXPENSES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $559   $1,782   $2,946        $5,770
Core                                 $1,211   $2,321   $3,225        $5,461
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,352   $2,510   $3,559        $5,732

(2)  If you annuitize at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 494   $1,677   $2,841        $5,665
Core                                  $ 453   $1,561   $2,659        $5,356
Outlook                               $ 489   $1,663   $2,819        $5,627
Plus                                  $ 489   $1,663   $2,819        $5,627

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 599   $1,782   $2,946        $5,770
Core                                  $ 558   $1,666   $2,764        $5,461
Outlook                               $ 594   $1,768   $2,924        $5,732
Plus                                  $ 594   $1,768   $2,924        $5,732


(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.



(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.



THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:



- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

                    APP A-3

--------------------------------------------------------------------------------


- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:



       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;



       -   facility certified as a hospital or long-term care facility; or



       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



  For this waiver to apply, you must:



       -   have owned the Contract continuously since it was issued,



       -   provide written proof of your eligibility satisfactory to us, and



       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.



  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.



- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.



- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.



- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.



- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.



- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.



(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:



-   Cancel your Contract during any "Free Look" period.



- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.



- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

APP A-4

--------------------------------------------------------------------------------


III. INVESTMENT OPTIONS (STANDARD)


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Basic Value Fund --  Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Series I                                                     Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Capital              Growth of capital               Invesco Aim Advisors, Inc          X        X        X        X
  Appreciation Fund -- Series                                  Sub-adviser: Advisory entities
  I                                                            affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Capital Development  Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Core Equity Fund --  Growth of capital               Invesco Aim Advisors, Inc          X        X        X        X
  Series I                                                     Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Government           High level of current income    Invesco Aim Advisors, Inc          X        X        X        X
  Securities Fund -- Series I  consistent with reasonable      Sub-adviser: Advisory entities
                               concern for safety of           affiliated with Invesco Aim
                               principal                       Advisors, Inc.
 AIM V.I. International        Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Growth Fund -- Series I                                      Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Large Cap Growth     Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Mid Cap Core Equity  Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Small Cap Equity     Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset          High total return, including    Capital Research and               X        X        X        X
  Allocation Fund -- Class 2   income and capital gains,       Management Company
                               consistent with the
                               preservation of capital over
                               the long term.

                    APP A-5

--------------------------------------------------------------------------------

                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Blue Chip      Produce income exceeding the    Capital Research and               X        X        X        X
  Income and Growth Fund --    average yield on U.S. stocks    Management Company
  Class 2                      generally (as represented by
                               the average yield on the
                               Standard & Poor's 500
                               Composite Index)and to provide
                               an opportunity for growth of
                               principal consistent with
                               sound common stock investing.
 American Funds Bond Fund --   High level of current income    Capital Research and               X        X        X        X
  Class 2                      as is consistent with the       Management Company
                               preservation of capital.
 American Funds Global Bond    Seeks to provide you, over the  Capital Research and               X        X        X        X
  Fund -- Class 2              long term, with a high level    Management Company
                               of total return as consistent
                               with prudent management, by
                               investing primarily in
                               investment grade bonds issued
                               by entities based around the
                               world and denominated in
                               various currencies, including
                               U.S. dollars
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  and Income Fund -- Class 2   grow over time and provide you  Management Company
                               with current income by
                               investing primarily in stocks
                               of well-established companies
                               located around the world.
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located around the
                               world.
 American Funds Global Small   Seeks to make your investment   Capital Research and               X        X        X        X
  Capitalization Fund --       grow over time by investing     Management Company
  Class 2                      primarily in stocks of smaller
                               companies located around the
                               world.
 American Funds Growth Fund    Seeks to make your investment   Capital Research and               X        X        X        X
  -- Class 2                   grow by investing primarily in  Management Company
                               common stocks of companies
                               that appear to offer superior
                               opportunities for growth of
                               capital.

APP A-6

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow and provide you with       Management Company
                               income over time by investing
                               primarily in common stocks or
                               other securities that
                               demonstrate the potential for
                               appreciation and/or dividends.
 American Funds International  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located outside the
                               United States.
 American Funds New World      Long-term capital appreciation  Capital Research and               X        X        X        X
  Fund -- Class 2                                              Management Company
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth      Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Income Securities    Maximize income while           Franklin Advisers, Inc.            X        X        X        X
  Fund -- Class 2              maintaining prospects for
                               capital appreciation
 Franklin Large Cap Growth     Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Large Cap Value      Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2                                   LLC
 Franklin Rising Dividends     Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2   with preservation of capital    LLC
                               as an important consideration.
 Franklin Small Cap Value      Seeks long-term total return    Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2   The Fund normally invests at    LLC
                               least 80% of its net assets in
                               investments of small
                               capitalization companies, and
                               normally invests predominantly
                               in equity securities. The Fund
                               invests mainly in equity
                               securities of companies that
                               the manager believes are
                               undervalued.
 Franklin Small-Mid Cap        Long-term growth of capital     Franklin Advisers, Inc.            X        X        X        X
  Growth Securities Fund --
  Class 2 (1)
 Franklin Strategic Income     High level of current income,   Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 1   with capital appreciation over
                               the long term as a secondary
                               goal
 Mutual Discovery Securities   Capital appreciation            Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2                                              Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited

                    APP A-7

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities      Capital appreciation, with      Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2              income as a secondary goal
 Templeton Developing Markets  Long-term capital appreciation  Templeton Asset Management         X        X        X        X
  Securities Fund -- Class 1                                   Ltd.
 Templeton Foreign Securities  Long-term growth of capital     Templeton Investment Counsel,      X        X        X        X
  Fund -- Class 2                                              LLC Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited
 Templeton Growth Securities   Long-term growth of capital     Templeton Global Advisors          X        X        X        X
  Fund -- Class 2                                              Limited Sub-advised by
                                                               Templeton Asset Management
                                                               Ltd.
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS     Maximum current income          HL Investment Advisors, LLC        X        X        X        X
  Fund** -- Class IA           consistent with liquidity and   Sub-advised by Hartford
                               preservation of capital         Investment Management Company
MFS(R) VARIABLE INSURANCE                                                                         X        X        X        X
TRUST
 MFS(R) Core Equity Series --  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class (2)++
 MFS(R) Global Equity Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Growth Series --       Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class (3)
 MFS(R) High Income Series --  Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  Initial Class                on high current income, but
                               also considering capital
                               appreciation
 MFS(R) Investors Growth       Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Stock Series -- Initial
  Class
 MFS(R) Investors Trust        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Series -- Initial Class
 MFS(R) Mid Cap Growth Series  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) New Discovery Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Research Bond Series   Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  -- Initial Class             on current income, but also
                               considering capital
                               appreciation.
 MFS(R) Research               Capital appreciation            MFS Investment Management(R)       X        X        X        X
  International Series --
  Initial Class
 MFS(R) Research Series --     Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class

APP A-8

--------------------------------------------------------------------------------


                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series    Total return                    MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Value Series --        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class
 Fixed Accumulation Feature*                                   General Account                    X        X        X        X


++ Closed to Contracts issued on or after 05/02/2005

NOTES

(1)  Formerly Franklin Small Cap Fund

(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class

(3)  Formerly MFS(R) Emerging Growth Series -- Initial Class

* The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

** In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

                    APP A-9

--------------------------------------------------------------------------------

IV. UNDERLYING FUNDS (PROPRIETARY)


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
FUNDS (1)
 Wells Fargo Advantage VT      Long-term total return,         Wells Fargo Funds Management,      X                          X
  Asset Allocation Fund        consisting of capital           LLC Sub- advised by Wells
                               appreciation and current        Capital Management
                               income                          Incorporated
 Wells Fargo Advantage VT C&B  Maximum long-term total return  Wells Fargo Funds Management,      X                          X
  Large Cap Value Fund         (current income and capital     LLC Sub- advised by Cooke &
                               appreciation), consistent with  Bieler, LP.
                               minimizing risk to principal
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Discovery Fund                                               LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Equity Income Fund           and above-average dividend      LLC Sub- advised by Wells
                               income                          Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  International Core Fund                                      LLC Sub-advised by New Star
                                                               International Managers Limited
 Wells Fargo Advantage VT      Total return comprised of       Wells Fargo Funds Management,      X                          X
  Large Company Core Fund      long-term capital appreciation  LLC Sub- advised by Matrix
                               and current                     Asset Advisors, Inc.
                               income
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Large Company Growth Fund                                    LLC Sub-advised by Peregrine
                                                               Capital Management, Inc.
 Wells Fargo Advantage VT      Current income, while           Wells Fargo Funds Management,      X                          X
  Money Market Fund            preserving capital and          LLC Sub- advised by Wells
                               liquidity                       Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Opportunity Fund                                             LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Small Cap Growth Fund                                        LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Small/Mid Cap Value Fund                                     LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Total return consisting of      Wells Fargo Funds Management,      X                          X
  Total Return Bond Fund       income and capital              LLC Sub- advised by Wells
                               appreciation                    Capital Management
                                                               Incorporated


NOTES

(1)  Formerly Strong Variable Insurance Funds, Inc.

                    APP B-1

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   THE HARTFORD'S LIFETIME       - Guaranteed income
                      for life              for life              INCOME BUILDER SELECTS:       for life or a set
                                            - Potential           - Guaranteed income for life  time period
                                            automatic annual      - Potential automatic annual  - Potential
                                            Payment Base          Payment Base increases        automatic annual
                                            increases             (0 - 10%)                     Benefit Amount
                                            (0 - 10%)             THE HARTFORD'S LIFETIME       increases
                                                                  INCOME BUILDER PORTFOLIOS:    (0 - 10%)
                                                                  - Guaranteed income for life
                                                                  - Potential automatic annual
                                                                  Payment Base adjustment
DEATH BENEFIT         - Greater of          Same as The           Same as The Hartford's        - Greater of
                      Contract Value or     Hartford's Lifetime   Lifetime Income Foundation    Contract Value or
                      Premium Payments      Income Foundation     for both options              Benefit Amount
                      adjusted for partial                                                      - Replaces the
                      Surrenders                                                                standard Death
                      - Replaces the                                                            Benefit
                      standard Death                                                            - MAV Plus (MAV
                      Benefit                                                                   only) may be
                      - MAV Plus (MAV                                                           purchased with this
                      only) may be                                                              rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as The           - Available at Contract       - Available at
                      Contract issue only   Hartford's Lifetime   issue only                    Contract issue only
                      - Available subject   Income Foundation     - Available subject to state  - Closed to new
                      to state approval                           approval                      investors
                      - No longer
                      available if The
                      Hartford's Lifetime
                      Income Builder
                      Selects or The
                      Hartford's Lifetime
                      Income Builder
                      Portfolios are
                      approved in your
                      state
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified, Non-Qualified      Qualified,
                      Non-Qualified         Non-Qualified         maximum issue age is 80 for   Non-Qualified
                      maximum issue age is  maximum issue age is  any Covered Life and          maximum issue age is
                      80 for any Covered    75 for any Covered    Annuitant                     75
                      Life and Annuitant    Life and Annuitant.                                 (owner(s)/annuitant)
REVOCABILITY          - Only the Lifetime   - Irrevocable         FOR BOTH OPTIONS:             - Irrevocable
                      Withdrawal Feature    - We may terminate    - Irrevocable                 - We may terminate
                      is revocable by       the Rider upon Owner  - We may terminate the Rider  the Rider upon Owner
                      client, revocation    default               upon Owner default            default
                      can be requested in
                      writing anytime
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Contract
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default

APP B-2

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     THE HARTFORD'S LIFETIME       Cannot be elected
                      with any of the       with any of the       INCOME BUILDER SELECTS:       with any of the
                      following:            following:            Cannot be elected with any    following:
                      - The Hartford's      - The Hartford's      of the following:             - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      - The Hartford's      - The Hartford's      First                         - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      Preferred             Preferred             First Preferred               Preferred
                      - The Hartford's      - The Hartford's      - The Hartford's Lifetime     - The Hartford's
                      Lifetime Income       Lifetime Income       Income Foundation             Lifetime Income
                      Builder I             Builder               - The Hartford's Lifetime     Builder II
                      - The Hartford's      - The Hartford's      Income Builder II             - The Hartford's
                      Lifetime Income       Lifetime Income       - The Hartford's Lifetime     Lifetime Income
                      Builder II            Foundation            Income Builder                Foundation
                      - The Hartford's      - The Hartford's      Portfolios                    - The Hartford's
                      Lifetime Income       Lifetime Income       THE HARTFORD'S LIFETIME       Lifetime Income
                      Builder Selects       Builder Selects       INCOME BUILDER PORTFOLIOS:    Builder Selects
                      - The Hartford's      - The Hartford's      Cannot be elected with any    - The Hartford's
                      Lifetime Income       Lifetime Income       of the following:             Lifetime Income
                      Builder Portfolios    Builder Portfolios    - The Hartford's Principal    Builder Portfolios
                                                                  First
                                                                  - The Hartford's Principal
                                                                  First Preferred
                                                                  - The Hartford's Lifetime
                                                                  Income Foundation
                                                                  - The Hartford's Lifetime
                                                                  Income Builder II
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Selects
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Portfolios

                    APP B-3

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   THE HARTFORD'S LIFETIME       - 0.40% (40 bps) of
                      the Payment Base      the Payment Base      INCOME BUILDER SELECTS:       the Benefit Amount
                      charged annually on   charged annually on   - 0.55% of the Payment Base   charged annually on
                      each Contract         the Contract          charged annually on the       the contract
                      Anniversary (flat     Anniversary (flat     Contract Anniversary (flat    anniversary (flat
                      dollar)               dollar)               dollar)                       dollar)
                                            - Can increase the    - Can increase the fee on or  - Can increase the
                                            fee on or after the   after 12 months from the      fee on or after the
                                            5th anniversary from  rider effective date or upon  5th contract
                                            the rider effective   Covered Life changes          anniversary and then
                                            date and then every   - Maximum charge of 1.50%     every 5 years
                                            5 years thereafter    THE HARTFORD'S LIFETIME       thereafter only if
                                            or upon Covered Life  INCOME BUILDER PORTFOLIOS:    annual Benefit
                                            changes               - 0.65% of the Payment Base   Amount increases
                                            - Maximum charge of   charged annually on the       elected
                                            0.75%                 Contract Anniversary (flat    - Maximum charge of
                                                                  dollar)                       0.75%
                                                                  - Can increase the fee on or
                                                                  after 12 months from the
                                                                  rider effective date or upon
                                                                  Covered Life changes
                                                                  - Maximum charge of 1.50%
BENEFIT AMOUNT        Not applicable        Not applicable        Not applicable                100% of Premium
                                                                                                Payment when added
                                                                                                at issue

APP B-4

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
PAYMENT BASE          100% of Premium       100% of Premium       BOTH OPTIONS:                 Not applicable
                      Payment when added    Payment when added    100% of Premium Payment plus
                      at issue              at issue              any Payment Enhancements
                                                                  (Plus Contracts) when added
                                                                  at issue.
WITHDRAWAL            - Varies based on:    Same as The           BOTH OPTIONS:                 Not applicable
PERCENTAGE            - attained age of     Hartford's Lifetime   - Varies based on:
                      Relevant Covered      Income Foundation     - attained age of Relevant
                      Life                                        Covered Life
                      - survivor option                           - survivor option chosen
                      chosen                                      - Withdrawal Percent for
                      - date of first                             Single Life Option starts at
                      partial Surrender                           5% and increases by 0.5% for
                      - Withdrawal Percent                        every 5 year increment
                      for Single Life                             between the Relevant Covered
                      Option starts at 5%                         Life's attained ages 60 - 80
                      and increases by                            - Withdrawal Percent for
                      0.5% for every 5                            Joint/Spousal Life Option
                      year increment                              starts at 4.5% and increases
                      between the Relevant                        by 0.5% for every 5 year
                      Covered Life's                              increment between the
                      attained ages 60 -                          Relevant Covered Life's
                      80                                          attained ages 60 - 80
                      - Withdrawal Percent                        - The Withdrawal Percent
                      for Joint/Spousal                           will be set at the time of
                      Life Option starts                          the first partial Surrender
                      at 4.5% and                                 and is based on the attained
                      increases by 0.5%                           age of the Relevant Covered
                      for every 5 year                            Life
                      increment between                           - Potential to increase
                      the Relevant Covered                        Withdrawal Percent if a new
                      Life's attained ages                        age band is reached and
                      60 - 80                                     there is an automatic
                      - The Withdrawal                            Payment Base Increase on the
                      Percent will be set                         anniversary.
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

                    APP B-5

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as The           THE HARTFORD'S LIFETIME       PRIOR TO OWNER'S
AVAILABLE FOR         WITHDRAWAL YEAR:      Hartford's Lifetime   INCOME BUILDER SELECTS:       60TH BIRTHDAY:
SURRENDER             Partial               Income Foundation     PRIOR TO THE LIFETIME INCOME  Benefit Payments
                      Surrenders(1) equal                         ELIGIBILITY DATE:             equal 5% multiplied
                      either:                                     Partial Surrenders (1) equal  by the Benefit
                      SINGLE LIFE OPTION                          either:                       Amount
                      -- 5% multiplied by                         SINGLE LIFE OPTION -- 5%      CONTRACT
                      the greater of                              multiplied by the greater of  ANNIVERSARIES
                      Payment Base or                             Payment Base or Contract      IMMEDIATELY
                      Contract Value (on                          Value (on the Contract        FOLLOWING THE
                      the Contract                                Anniversary)                  OWNER'S 60TH
                      Anniversary)                                JOINT/SPOUSAL OPTION -- 4.5%  BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        multiplied by the greater of  ELECTED: Lifetime
                      -- 4.5% multiplied                          Payment Base or Contract      Benefit Payments(2)
                      by the greater of                           Value (on the Contract        equal 5% of the
                      Payment Base or                             Anniversary)                  Benefit Amount
                      Contract Value (on                          ON OR AFTER THE LIFETIME
                      the Contract                                INCOME ELIGIBILITY DATE:
                      Anniversary)                                Lifetime Benefit Payments
                      DURING AN ELIGIBLE                          equal applicable Withdrawal
                      WITHDRAWAL YEAR:                            Percent (varies by option
                      Lifetime Benefit                            elected, Single Life vs.
                      Payments equal                              Joint/ Spousal) multiplied
                      applicable                                  by the greater of Payment
                      Withdrawal Percent                          Base or Contract Value (on
                      (varies by option                           the Contract Anniversary)
                      elected, Single Life                        THE HARTFORD'S LIFETIME
                      vs. Joint/ Spousal)                         INCOME BUILDER PORTFOLIOS:
                      multiplied by the                           PRIOR TO THE LIFETIME INCOME
                      greater of Payment                          ELIGIBILITY DATE:
                      Base or Contract                            Partial Surrenders (1) equal
                      Value (on the                               either:
                      Contract                                    SINGLE LIFE OPTION -- 5%
                      Anniversary)                                multiplied by the Payment
                                                                  Base
                                                                  JOINT/SPOUSAL OPTION -- 4.5%
                                                                  multiplied by the Payment
                                                                  Base
                                                                  ON OR AFTER THE LIFETIME
                                                                  INCOME ELIGIBILITY DATE:
                                                                  Lifetime Benefit Payments
                                                                  equal applicable Withdrawal
                                                                  Percent (varies by option
                                                                  elected, Single Life vs.
                                                                  Joint/ Spousal) multiplied
                                                                  by the Payment Base (on the
                                                                  Contract Anniversary)

  (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.

  (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

APP B-6

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RMD RESET             - Contracts enrolled  Same as The           BOTH RIDERS:                  - Contracts enrolled
                      in automatic RMD      Hartford's Lifetime   Same as The Hartford's        in automatic RMD
                      (AIP) that go over    Income Foundation     Lifetime Income Foundation    (AIP) that go over
                      the annual Lifetime                                                       the 5% allowed will
                      Benefit Payment                                                           not result in a
                      amount will not                                                           reset of the Benefit
                      result in a reset of                                                      Payment or Lifetime
                      the Lifetime Benefit                                                      Benefit Payment if
                      Payment if no other                                                       no other partial
                      partial Surrenders                                                        Surrenders have
                      have occurred during                                                      occurred during the
                      the Contract Year                                                         Contract Year
                      - NOT 72t/q friendly                                                      - NOT 72t/q friendly
INVESTMENT            - Not currently       Same as The           THE HARTFORD'S LIFETIME       Not currently
RESTRICTIONS          enforced              Hartford's Lifetime   INCOME BUILDER SELECTS:       enforced
                      - Can be triggered    Income Foundation     Same as The Hartford's
                      by changes in                               Lifetime Income Foundation
                      Covered Life                                THE HARTFORD'S LIFETIME
                      - If the                                    INCOME BUILDER PORTFOLIOS:
                      restrictions are                            - Contract Value must be
                      violated, the                               invested in an approved
                      Lifetime Withdrawal                         asset allocation model,
                      Benefit of this                             fund-of-funds or
                      rider will be                               Sub-Accounts -- failure to
                      revoked and the                             do so will result in the
                      Death Benefit only                          termination of this rider
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      Refer to Covered Life change  - Ownership changes
                      Life change feature   Life change feature   feature below                 in the first 12
                      below                 below                                               months from the
                                                                                                effective date of
                                                                                                the rider will have
                                                                                                no impact on the
                                                                                                rider benefits as
                                                                                                long as age
                                                                                                limitation is met
                                                                                                - Ownership changes
                                                                                                after the first 12
                                                                                                months from the
                                                                                                effective date of
                                                                                                the rider may cause
                                                                                                the Benefit Amount,
                                                                                                Benefit Payment and
                                                                                                Lifetime Benefit
                                                                                                Payment to be
                                                                                                recalculated
SPOUSAL CONTRACT      Refer to Spousal      Refer to Spousal      Refer to Covered Life change  If Spousal Contract
CONTINUATION          Contract              Contract              feature below                 continuation is
                      Continuation feature  Continuation feature                                elected, there may
                      below                 below                                               be a Benefit Amount
                                                                                                increase to equal
                                                                                                the then current
                                                                                                Benefit Amount (this
                                                                                                is automatic, NOT
                                                                                                elected) providing
                                                                                                he/she is younger
                                                                                                than 76 years old
                                                                                                and the rider is
                                                                                                currently available
                                                                                                for sale

                    APP B-7

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner and    Same as The Hartford's          - Natural Owner -- The Covered
                      Joint Owner (if any) on rider   Lifetime Income Foundation --   Life is both Spouses (as
                      effective date                  Single Life option              defined by Federal Law)
                      - Non-Natural Owner -- the                                      - Non-Natural Owner -- the
                      Annuitant on rider effective                                    Annuitant on rider effective
                      date                                                            date
                      - All age based benefit                                         - All age based provisions
                      provisions based on the                                         based on the attained age of
                      attained age of the OLDER                                       the YOUNGER Covered Life
                      Covered Life
ISSUE RULES           No Additional Requirements      Same as The Hartford's          - The sole primary beneficiary
                                                      Lifetime Income Foundation --   (defined as the individual to
                                                      Single Life option              receive the Death Benefit)
                                                                                      must be the Owner's Spouse. If
                                                                                      the Joint Owner is the Spouse,
                                                                                      the primary beneficiary can be
                                                                                      someone other than the Spouse
                                                                                      - A joint Owner who is not the
                                                                                      Owner's Spouse is not allowed.
                                                                                      - We reserve the right to
                                                                                      prohibit non-natural entities
                                                                                      from being listed as Owner
COVERED LIFE CHANGE   - Covered Life changes within   Same as The Hartford's          - Covered Life changes within
                      the first 6 months have no      Lifetime Income Foundation --   the first 6 months have no
                      impact to the Death Benefit or  Single Life option              impact to the Death Benefit or
                      Payment Base, however, the                                      Payment Base, however, the
                      Withdrawal Percent and                                          Withdrawal Percent and
                      Lifetime Benefit Payment may                                    Lifetime Benefit Payment may
                      change based on the attained                                    change based on the attained
                      age of new Relevant Covered                                     age of new Relevant Covered
                      Life                                                            Life
                      - After the first 6 months:                                     - If Owner and their Spouse
                      - Covered Life changes will                                     are no longer married, for
                      cause a reset in the benefits                                   reasons other than death,
                      - Allow us to impose                                            Covered Life changes may
                      investment restrictions                                         occur:
                      - May cause an increase in                                      - If Surrenders have not been
                      rider charge                                                    taken, Owner may remove their
                                                                                      Spouse and replace with new
                                                                                      Spouse (both events do not
                                                                                      need to occur at the same
                                                                                      time)(3)
                                                                                      - If Surrenders have been
                                                                                      taken, Owner may remove their
                                                                                      Spouse but may not add a new
                                                                                      Spouse
                                                                                      - Any other contractual change
                                                                                      which causes a change in the
                                                                                      Covered Life will cause the
                                                                                      Withdrawal Feature to
                                                                                      terminate

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
COVERED LIFE          Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
ISSUE RULES           Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
COVERED LIFE CHANGE   Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option except
                      Covered Life changes within
                      the first 6 months have no
                      impact to the Maximum Contract
                      Value

    (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

APP B-8

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the          Same as The Hartford's          - We will increase the
CONTRACT              Contract Value to the Death     Lifetime Income Foundation --   Contract Value to the Death
CONTINUATION          Benefit value                   Single Life option              Benefit value
                      - The Relevant Covered Life                                     - The Spouse may elect to
                      will be re-determined on the                                    either:
                      date of the continuation                                        A) Continue the Contract and
                      - The Payment Base will be set                                  rider; or
                      equal to the Contract Value,                                    B) Continue the Contract and
                      the Death Benefit will be set                                   revoke the Withdrawal Feature
                      equal to the Contract Value                                     of the rider
                      and the Lifetime Benefit                                        If the Spouse elects to
                      Payment and Withdrawal Percent                                  continue the Contract and
                      will be recalculated on the                                     rider:
                      continuation date                                               - The Payment Base will be set
                      - If Relevant Covered Life is                                   equal to the greater of
                      greater than or equal to 81 at                                  Contract Value or Payment Base
                      the time of continuation, the                                   on the continuation date
                      Rider will terminate. The                                       - The Withdrawal Percent will
                      Death Benefit will be equal to                                  remain frozen at the current
                      the Contract Value                                              Withdrawal Percent if there
                                                                                      have been partial Surrenders
                                                                                      since the rider effective
                                                                                      date. If not, the Withdrawal
                                                                                      Percent will be based on the
                                                                                      attained age of the remaining
                                                                                      Covered Life on the Contract
                                                                                      Anniversary prior to the first
                                                                                      partial Surrender
                                                                                      - The Lifetime Benefit Payment
                                                                                      will be recalculated to equal
                                                                                      the Withdrawal Percent
                                                                                      multiplied by the greater of
                                                                                      Contract Value or Payment Base
                                                                                      on the continuation date

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
SPOUSAL               Same as The Hartford's
CONTRACT              Lifetime Income Foundation --
CONTINUATION          Joint/Spousal option except
                      the Maximum Contract Value
                      will be the greater of
                      Contract Value or Payment Base
                      on the continuation date

   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.

                    APP B-9

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES               - Guaranteed income for a set time period (20      - Guaranteed income for a set time period (14
                         years estimated)                                   years estimated)
                         - Principal protection                             - Potential step-ups every 5 years
                                                                            - Principal protection
DEATH BENEFIT            Not Applicable                                     Not Applicable
AVAILABILITY             - Available at Contract issue or post issue on     - Available at Contract issue or post-issue on
                         contracts effective on or after 11/1/04            current products
                         - Plus contracts must reach the 1st anniversary    - Plus contracts must reach the 1st anniversary
                         before adding post-issue.                          before adding post-issue.
MAXIMUM ISSUE AGE        Qualified, Non-Qualified maximum issue age is 70   - Non-Qualified and Roth IRA -- age 85 except for
                         (owner(s)/annuitant)                               Outlook and Access contracts which have a maximum
                                                                            issue age of 90
                                                                            - IRA/Qualified -- age 80
REVOCABILITY             Revocable in writing anytime after the 5th         Irrevocable
                         anniversary of the rider effective date (6th
                         rider year)
RIDER COMPATIBILITY      Cannot be elected with any of the following:       Cannot be elected with any of the following:
                         - The Hartford's Principal First                   - The Hartford's Principal First Preferred
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         - The Hartford's Lifetime Income Builder II        - The Hartford's Lifetime Income Builder II
                         - The Hartford's Lifetime Income Foundation        - The Hartford's Lifetime Income Foundation
                         - The Hartford's Lifetime Income Builder Selects   - The Hartford's Lifetime Income Builder Selects
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         Portfolios                                         Portfolios
ADDITIONAL CHARGE        Annual charge of 0.20% (20 bps) assessed daily     - Annual charge of 0.50% (50 bps) assessed daily
                                                                            - Can increase the fee on or after the 5th
                                                                            contract anniversary and then every 5 years
                                                                            thereafter only of step-up elected
                                                                            - Maximum charge of 0.75%
BENEFIT AMOUNT           - 100% of Premium Payment when added at issue      - 100% of Premium Payment when added at issue
                         - Contract Value on the rider effective date when  - Contract Value on the rider effective date when
                         added post-issue                                   added post-issue
PAYMENT BASE             Not applicable                                     Not applicable
WITHDRAWAL PERCENTAGE    Not applicable                                     Not applicable
ANNUAL AMOUNT AVAILABLE  BEGINNING IMMEDIATELY:                             BEGINNING IMMEDIATELY:
FOR SURRENDER            BENEFIT PAYMENTS EQUAL 5% OF THE BENEFIT AMOUNT    BENEFIT PAYMENTS EQUAL 7% OF THE BENEFIT AMOUNT
RMD RESET                - Contracts enrolled in automatic RMD (AIP) that   - All partial Surrenders that go over the 7%
                         go over the 5% allowed will not result in a reset  allowed will result in a reset of the Benefit of the Benefit Payment amount if no other partial  Amount and possibly a reset of the Benefit Payment
                         Surrenders have occurred during the Contract       amount
                         Year.                                              - NOT 72t/q friendly
                         - NOT 72t/q friendly

APP B-10

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS  - Not currently enforced                           None
                         - If the restrictions are violated, the
                         withdrawal feature of this rider will be revoked
OWNERSHIP CHANGES        - Ownership changes in the first 12 months from    Same as Principal First Preferred
                         the effective date of the rider will have no
                         impact on the rider benefits as long as age
                         limitation is met
                         - Ownership changes after the first 12 months to
                         someone other than the Spouse will cause a
                         recalculation of the Benefit Amount
SPOUSAL                  There is no option for the Spouse to step up the   Spouse may choose to step up the Benefit Amount to
CONTRACT                 Benefit Amount upon Spousal Contract continuation  the current Contract Value
CONTINUATION

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

APP C-2

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

                                                                     APP C-3

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

APP C-4

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

                                                                     APP C-5

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

APP C-6

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each automatic Benefit Amount increase.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D -- EXCHANGE PROGRAMS

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
A. The Hartford's Lifetime Income Builder Conversion Program             APP D-2
B. The Hartford's Lifetime Income Builder Selects and The Hartford's     APP D-9
 Lifetime Income Builder Portfolios Conversion Program
C. The Hartford's Lifetime Income Builder Selects and The Hartford's    APP D-11
 Lifetime Income Builder Portfolios

APP D-2

-------------------------------------------------------------------------------

A. THE HARTFORD'S LIFETIME INCOME BUILDER CONVERSION PROGRAM

We are offering Eligible Contract Owners (as defined below) the opportunity to exchange The Hartford's Lifetime Income Builder rider for The Hartford's Lifetime Income Builder II.

The availability of the conversion program is at the discretion of the Company and will discontinue once The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved in your state. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read the prospectus carefully and discuss this conversion with your Registered Representative prior to converting.

I.   WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       -   You must:

           - own an annuity contract (including any proprietary versions) ("Eligible Contract") as of the conversion date (defined below);

           - have chosen The Hartford's Lifetime Income Builder rider at the time of purchase; and

           - be a customer of a financial intermediary that is currently authorized to sell Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company variable annuity Contracts that includes The Hartford's Lifetime Income Builder II optional benefit.

       -   You must not:

           - be age 76 or older as of the conversion date (including any other Covered Life);

II. WHAT ARE KEY DIFFERENCES BETWEEN THE HARTFORD'S LIFETIME INCOME BUILDER AND THE HARTFORD'S LIFETIME INCOME BUILDER II?

       - The chart below describes some key differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II and the meaning upon conversion. See Section III for additional considerations.

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
FEE                                       Currently equal to 0.40% of Payment       Currently equal to 0.40% of Benefit
                                          Base. Maximum fee is 0.75%. WITHDRAWALS   Amount. Maximum fee is 0.75%.
                                          THAT DO NOT EXCEED THE LIFETIME BENEFIT   WITHDRAWALS REDUCE THE BENEFIT AMOUNT
                                          PAYMENT DO NOT REDUCE THE PAYMENT BASE    AND STEP UPS MAY INCREASE THE BENEFIT
                                          AND STEP-UPS INCREASE THE PAYMENT BASE;   AMOUNT; THEREFORE THE VALUE THAT THE
                                          THEREFORE THE VALUE THAT THE 0.40% FEE    0.40% FEE IS APPLIED TO CAN CHANGE OVER
                                          IS APPLIED TO CAN CHANGE OVER TIME.       TIME.
RELEVANT COVERED LIFE                     The governing life for determining the    N/A
                                          living benefits provided under the rider
BENEFIT AMOUNT                            N/A (Refer to Payment Base)               100% of premium when added at issue
PAYMENT BASE                              UPON CONVERSION:                          N/A (Refer to Benefit Amount)
                                          - Payment Base will be equal to the
                                          Contract Value on the conversion date
                                          - PAYMENT BASE MAY BE LESS THAN BENEFIT
                                          AMOUNT
DEATH BENEFIT                             UPON CONVERSION: Death Benefit will be    Greater of Contract Value or Benefit
                                          equal to the Contract Value on the        Amount
                                          conversion date. If MAV or MAV plus was
                                          previously elected, there will be no
                                          change to these values
BENEFIT PAYMENT/THRESHOLD                 Allows up to a 5% withdrawal (Single      Allows up to a 5% withdrawal of the
                                          Life), or 4.5% withdrawal (Joint Life)    initial Benefit Amount per year prior to
                                          of the Payment Base per year prior to     age 60 adjusted for Withdrawals and
                                          age 60 adjusted for Withdrawals and       Automatic Benefit Amount increases
                                          Automatic Payment Base increases

                                                                     APP D-3

-------------------------------------------------------------------------------

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
LIFETIME BENEFIT PAYMENT                  - The Lifetime Benefit Payment will be    - The Lifetime Benefit Payment is
                                          equal to the Payment Base multiplied by   initially set to equal the initial
                                          the applicable Withdrawal Percent (4.5 -  Benefit Amount multiplied by 5%
                                          7% depending on Relevant Covered Life's   - Available at issue if the oldest Owner
                                          attained age as of first Surrender and    is age 60 or older
                                          whether the Single Life or Joint Life     - Available after the Contract
                                          Option is selected.)                      Anniversary immediately following the
                                          - Allows you to withdraw on each          oldest Owners' 60th birthday if at issue
                                          Contract up to the greater of Payment     the age of the oldest owner is under 60
                                          Base or Contract Value on the
                                          anniversary multiplied by the Withdrawal
                                          Percentage per year once the amount is
                                          established
AUTOMATIC BENEFIT AMOUNT / PAYMENT BASE   Automatic Payment Base increases will     Automatic Benefit Amount increases
INCREASES                                 cease upon the earlier of the Annuity     continue until the earlier of the
                                          Commencement Date or the Contract         Contract Anniversary immediately
                                          Anniversary immediately following the     following the older Owner's or
                                          Relevant Covered Life's attained age of   Annuitant's 75th birthday or the or the
                                          80                                        Annuity Commencement Date
NON-EXCESSIVE PARTIAL SURRENDERS          Withdrawals within the Lifetime Benefit   Withdrawals within the Lifetime Benefit
                                          Payment do not reduce the Payment Base.   Payment or Benefit Payment reduce the
                                          Withdrawals within the Threshold reduce   Benefit Amount by the amount of the
                                          the Payment Base by the amount of         partial surrender
                                          partial surrender
EXCESSIVE PARTIAL SURRENDERS              Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
                                          Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Payment Base in proportion to the     reduce the Benefit Amount to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
EXCESSIVE PARTIAL SURRENDERS & THE DEATH  Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
BENEFIT                                   Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Death Benefit in proportion to the    reduce the Death Benefit to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
SUBSEQUENT PAYMENT LIMITATION             None                                      We reserve the right to approve
                                                                                    subsequent Premium Payments after the
                                                                                    first 12 months
                                                                                    Subsequent Premium Payments with a
                                                                                    cumulative total of $100,000 or greater
                                                                                    require prior approval by the Company.
                                                                                    This restriction is not currently
                                                                                    enforced.
JOINT OWNERSHIP                           Rider may be elected as a Single Life     Single Life only
                                          Option or Joint Life Option

STATE VARIATIONS. THE FOREGOING DISCUSSION DOES NOT TAKE INTO CONSIDERATION STATE VARIATIONS, IF ANY.

DEFINITIONS. ALL INITIAL CAPITALIZED TERMS SHALL HAVE SUCH MEANING AS PROVIDED IN YOUR PROSPECTUS.

APP D-4

-------------------------------------------------------------------------------

III. OTHER KEY CONSIDERATIONS.

       - THIS CONVERSION OFFER IS DESIGNED FOR CONTRACT OWNERS THAT INTEND TO DEFER TAKING PARTIAL SURRENDERS IN ORDER TO INCREASE THE WITHDRAWAL PERCENT AVAILABLE TO SET LIFETIME BENEFIT PAYMENTS AND WHO OTHERWISE SEEK THE ADDED FLEXIBILITY OF PROVIDING POTENTIAL LIFETIME WITHDRAWALS FOR THEIR SPOUSE. THIS CONVERSION MAY NOT BE SUITABLE FOR ANYONE WHO MAY BE ANTICIPATING AN IMMINENT CHANGE IN THE RELEVANT COVERED LIFE OR ANY OTHER PERTINENT CONTRACT PARTIES.

       - LIFETIME BENEFIT PAYMENTS WILL NOT NECESSARILY BE THE SAME AS, OR HIGHER THAN, BENEFIT PAYMENTS OR LIFETIME BENEFIT PAYMENTS AVAILABLE UNDER THE HARTFORD'S LIFETIME INCOME BUILDER. WITHDRAWALS FROM THE LIFETIME INCOME BUILDER II RIDER MAY AFFECT THE GUARANTEES IF THE RELEVANT COVERED LIFE IS AGE 60 OR YOUNGER.

       - LIFETIME BENEFIT PAYMENTS UNDER THE HARTFORD'S LIFETIME INCOME BUILDER II DO NOT REDUCE THE PAYMENT BASE; THEREFORE THE FEE OF 0.40% OF PAYMENT BASE WILL NEVER BE APPLIED TO AN AMOUNT LESS THAN YOUR INITIAL PAYMENT BASE. HOWEVER, IN THE EVENT THAT AN EXCESS WITHDRAWAL IS TAKEN, OR A WITHDRAWAL IS MADE IN A NON-ELIGIBLE WITHDRAWAL YEAR, THE PAYMENT BASE WILL BE REDUCED BY THE METHODS DESCRIBED IN YOUR PROSPECTUS.

       - After the conversion date, your death benefit will no longer be The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit. Your new death benefit will be your Contract Value on the conversion date. If you previously elected the optional death benefits MAV or MAV Plus, there will be no change to your death benefit. YOUR DEATH BENEFIT MAY BE REDUCED IF AS OF THE CONVERSION DATE YOUR CONTRACT VALUE AND PREMIUM PAYMENTS ARE LESS THAN YOUR BENEFIT AMOUNT.

       - You should discuss with your registered representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. YOU SHOULD DISCUSS YOUR PARTICULAR CIRCUMSTANCES AND THE TAX CONSEQUENCES OF THIS CONVERSION WITH YOUR TAX ADVISER, AS WE MAKE NO REPRESENTATION REGARDING THE TAX CONSEQUENCES OF AN EXCHANGE OF THESE RIDERS.

       - Please read your prospectus carefully and particularly the description of each rider and Appendix B -- Optional Benefits Comparison for a more complete description of the differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II.

       - We are not obligated to offer rider exchange privileges if and once this offer is withdrawn.

       -   This offer is not available through all broker/dealers.

       - Your annuitization options for each rider may differ and your guarantee period under The Hartford's Lifetime Income Builder II may be less than under The Hartford's Lifetime Income Builder. If you select The Hartford's Lifetime Income Builder II Joint Life Option, the payment will be based on both Covered Lives. Please refer to your prospectus for details.

IV.  HOW DOES THE EXCHANGE PROCESS WORK?

       - You must complete The Hartford's Lifetime Income Builder Conversion Program Form to exchange your The Hartford's Lifetime Income Builder rider. The date that you comply with all our requirements to exchange your existing The Hartford's Lifetime Income Builder rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder II rider. We will also use the conversion date for establishing your eligibility for this offer.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect.

       -   You may not cancel your election after the conversion date.

       - A prorated final The Hartford's Lifetime Income Builder rider charge will be assessed as of the conversion date. You will not be charged for The Hartford's Lifetime Income Builder II until your first conversion date anniversary and each annual anniversary thereafter. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. IF YOUR BENEFIT AMOUNT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER WAS HIGHER THAN YOUR CONTRACT VALUE, YOU WILL NOT RECEIVE THAT AMOUNT.

       - We will not provide any credit for the time that you owned The Hartford's Lifetime Income Builder rider. Therefore, annual automatic Payment Base increases will commence on conversion date anniversaries rather than Contract Anniversaries.

       - There are no additional cancellation privileges afforded to you by participating in this conversion program.

       -   All joint Owners must consent to this conversion.

                    APP D-5

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

   AGE               ACCOUNT       BENEFIT     GUARANTEED
   BOY     RETURN   VALUE BOY    AMOUNT BOY        WD       ACTUAL WD
----------------------------------------------------------------------
   60       0.06     $100,000     $100,000       $5,000       $5,000
   61       0.06     $100,317      $95,665       $5,000       $5,000
   62       0.06     $100,673      $90,968       $5,000       $5,000
   63       0.06     $101,068      $86,288       $5,000       $5,000
   64       0.06     $101,505      $81,624       $5,000       $5,000
   65       0.06     $101,988      $76,973       $5,000       $5,000
   66       0.06     $102,518      $72,333       $5,000       $5,000
   67       0.06     $103,098      $67,701       $5,000       $5,000
   68       0.06     $103,731      $63,074       $5,000       $5,000
   69       0.06     $104,422      $58,449       $5,000       $5,000
   70       0.06     $105,172      $53,822       $5,000       $5,000
   71       0.06     $105,985      $49,191       $5,000       $5,000
   72       0.06     $106,866      $44,550       $5,000       $5,000
   73       0.06     $107,818      $39,895       $5,000       $5,000
   74       0.06     $108,847      $35,221       $5,000       $5,000
   75       0.06     $109,955      $30,523       $5,000       $5,000
   76       0.06     $111,149      $25,796       $5,000       $5,000
   77       0.06     $112,435      $20,796       $5,000       $5,000
   78       0.06     $113,818      $15,796       $5,000       $5,000
   79       0.06     $115,304      $10,796       $5,000       $5,000
   80       0.06     $116,899      $5,796        $5,000       $5,000
   81       0.06     $118,610       $796         $5,000       $5,000
   82       0.06     $120,426        $0          $5,000       $5,000
   83       0.06     $122,352        $0          $5,000       $5,000
   84       0.06     $124,393        $0          $5,000       $5,000
   85       0.06     $126,557        $0          $5,000       $5,000

   AGE       BENEFIT     DEATH BENEFIT   ACCOUNT
   BOY      AMOUNT EOY        EOY       VALUE EOY    FEE
---------  ----------------------------------------------
   60        $95,665        $95,665      $100,700   $383
   61        $90,968        $90,968      $101,036   $364
   62        $86,288        $86,288      $101,413   $345
   63        $81,624        $81,624      $101,832   $326
   64        $76,973        $76,973      $102,296   $308
   65        $72,333        $72,333      $102,807   $289
   66        $67,701        $67,701      $103,369   $271
   67        $63,074        $63,074      $103,984   $252
   68        $58,449        $58,449      $104,655   $234
   69        $53,822        $53,822      $105,387   $215
   70        $49,191        $49,191      $106,182   $197
   71        $44,550        $44,550      $107,044   $178
   72        $39,895        $39,895      $107,978   $160
   73        $35,221        $35,221      $108,987   $141
   74        $30,523        $30,523      $110,077   $122
   75        $25,796        $25,796      $111,253   $103
   76        $20,796        $20,796      $112,518    $83
   77        $15,796        $15,796      $113,881    $63
   78        $10,796        $10,796      $115,347    $43
   79         $5,796        $5,796       $116,922    $23
   80          $796          $796        $118,613    $3
   81           $0            $0         $120,426    $0
   82           $0            $0         $122,352    $0
   83           $0            $0         $124,393    $0
   84           $0            $0         $126,557    $0
   85           $0            $0         $128,850    $0

ASSUMPTIONS:                                   LEGEND:
--------------------------------------------------------------------------------------------
 Age 60                                        BOY               Beginning of Year
 Annual withdrawals taken, within limit        EOY               End of Year
 Market Performance = Annual 6% Gain           WD                Withdrawal

APP D-6

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE               ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN    VALUE BOY     BASE BOY        WD           WD
--------------------------------------------------------------------
  60      0.06     $100,000      $100,000      $5,000       $5,000
  61      0.06     $100,297      $100,700      $5,035       $5,035
  62      0.06     $100,611      $101,015      $5,051       $5,051
  63      0.06     $100,942      $101,348      $5,067       $5,067
  64      0.06     $101,292      $101,699      $5,085       $5,085
  65      0.06     $101,661      $102,069      $5,103       $5,103
  66      0.06     $102,051      $102,461      $5,123       $5,123
  67      0.06     $102,463      $102,874      $5,144       $5,144
  68      0.06     $102,897      $103,310      $5,166       $5,166
  69      0.06     $103,356      $103,771      $5,189       $5,189
  70      0.06     $103,840      $104,257      $5,213       $5,213
  71      0.06     $104,352      $104,771      $5,239       $5,239
  72      0.06     $104,891      $105,313      $5,266       $5,266
  73      0.06     $105,461      $105,885      $5,294       $5,294
  74      0.06     $106,063      $106,489      $5,324       $5,324
  75      0.06     $106,698      $107,127      $5,356       $5,356
  76      0.06     $107,369      $107,800      $5,390       $5,390
  77      0.06     $108,077      $108,511      $5,426       $5,426
  78      0.06     $108,825      $109,262      $5,463       $5,463
  79      0.06     $109,614      $110,054      $5,503       $5,503
  80      0.06     $110,447      $110,891      $5,545       $5,545
  81      0.06     $111,330      $110,891      $5,545       $5,567
  82      0.06     $112,267      $110,891      $5,545       $5,613
  83      0.06     $113,259      $110,891      $5,545       $5,663
  84      0.06     $114,311      $110,891      $5,545       $5,716
  85      0.06     $115,426      $110,891      $5,545       $5,771

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $100,700   $403
  61       $5,000     $100,700     $90,000      $101,015   $404
  62       $5,000     $101,015     $85,000      $101,348   $405
  63       $5,000     $101,348     $80,000      $101,699   $407
  64       $5,000     $101,699     $75,000      $102,069   $408
  65       $5,000     $102,069     $70,000      $102,461   $410
  66       $5,000     $102,461     $65,000      $102,874   $411
  67       $5,000     $102,874     $60,000      $103,310   $413
  68       $5,000     $103,310     $55,000      $103,771   $415
  69       $5,000     $103,771     $50,000      $104,257   $417
  70       $5,000     $104,257     $45,000      $104,771   $419
  71       $5,000     $104,771     $40,000      $105,313   $421
  72       $5,000     $105,313     $35,000      $105,885   $424
  73       $5,000     $105,885     $30,000      $106,489   $426
  74       $5,000     $106,489     $25,000      $107,127   $429
  75       $5,000     $107,127     $20,000      $107,800   $431
  76       $5,000     $107,800     $15,000      $108,511   $434
  77       $5,000     $108,511     $10,000      $109,262   $437
  78       $5,000     $109,262      $5,000      $110,054   $440
  79       $5,000     $110,054        $0        $110,891   $444
  80       $5,000     $110,891        $0        $111,774   $444
  81       $5,000     $110,891        $0        $112,710   $444
  82       $5,000     $110,891        $0        $113,703   $444
  83       $5,000     $110,891        $0        $114,755   $444
  84       $5,000     $110,891        $0        $115,870   $444
  85       $5,000     $110,891        $0        $117,052   $444

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Gain           WD             Withdrawal

                    APP D-7

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following table is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount Death Benefit and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit and Rider Fee.

   AGE                  ACCOUNT         BENEFIT         GUARANTEED
   BOY      RETURN     VALUE BOY       AMOUNT BOY           WD          ACTUAL WD
-----------------------------------------------------------------------------------
   60       -0.06      $100,000         $100,000          $5,000         $5,000
   61       -0.06       $88,920         $95,000           $5,000         $5,000
   62       -0.06       $78,525         $90,000           $5,000         $5,000
   63       -0.06       $68,773         $85,000           $5,000         $5,000
   64       -0.06       $59,627         $80,000           $5,000         $5,000
   65       -0.06       $51,049         $75,000           $5,000         $5,000
   66       -0.06       $43,006         $70,000           $5,000         $5,000
   67       -0.06       $35,466         $65,000           $5,000         $5,000
   68       -0.06       $28,398         $60,000           $5,000         $5,000
   69       -0.06       $21,774         $55,000           $5,000         $5,000
   70       -0.06       $15,568         $50,000           $5,000         $5,000
   71       -0.06       $9,754          $45,000           $5,000         $5,000
   72       -0.06       $4,308          $40,000           $5,000         $5,000
   73       -0.06         $0            $35,000           $5,000         $5,000
   74       -0.06         $0            $30,000           $5,000         $5,000
   75       -0.06         $0            $25,000           $5,000         $5,000
   76       -0.06         $0            $20,000           $5,000         $5,000
   77       -0.06         $0            $15,000           $5,000         $5,000
   78       -0.06         $0            $10,000           $5,000         $5,000
   79       -0.06         $0             $5,000           $5,000         $5,000
   80       -0.06         $0               $0             $5,000         $5,000
   81       -0.06         $0               $0             $5,000         $5,000
   82       -0.06         $0               $0             $5,000         $5,000
   83       -0.06         $0               $0             $5,000         $5,000
   84       -0.06         $0               $0             $5,000         $5,000
   85       -0.06         $0               $0             $5,000         $5,000

                                     DEATH BENEFIT
   AGE         BENEFIT             EOY = BA            ACCOUNT
   BOY       AMOUNT EOY              EOY              VALUE EOY          FEE
---------  ------------------------------------------------------------------
   60          $95,000             $95,000             $89,300          $380
   61          $90,000             $90,000             $78,885          $360
   62          $85,000             $85,000             $69,113          $340
   63          $80,000             $80,000             $59,947          $320
   64          $75,000             $75,000             $51,349          $300
   65          $70,000             $70,000             $43,286          $280
   66          $65,000             $65,000             $35,726          $260
   67          $60,000             $60,000             $28,638          $240
   68          $55,000             $55,000             $21,994          $220
   69          $50,000             $50,000             $15,768          $200
   70          $45,000             $45,000             $9,934           $180
   71          $40,000             $40,000             $4,468           $160
   72          $35,000             $35,000               $0              $0
   73          $30,000             $30,000               $0              $0
   74          $25,000             $25,000               $0              $0
   75          $20,000             $20,000               $0              $0
   76          $15,000             $15,000               $0              $0
   77          $10,000             $10,000               $0              $0
   78          $5,000               $5,000               $0              $0
   79            $0                   $0                 $0              $0
   80            $0                   $0                 $0              $0
   81            $0                   $0                 $0              $0
   82            $0                   $0                 $0              $0
   83            $0                   $0                 $0              $0
   84            $0                   $0                 $0              $0
   85            $0                   $0                 $0              $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

APP D-8

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE             ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN  VALUE BOY    BASE BOY         WD           WD
------------------------------------------------------------------
  60     -0.06    $100,000    $100,000       $5,000       $5,000
  61     -0.06    $88,900     $100,000       $5,000       $5,000
  62     -0.06    $78,466     $100,000       $5,000       $5,000
  63     -0.06    $68,658     $100,000       $5,000       $5,000
  64     -0.06    $59,439     $100,000       $5,000       $5,000
  65     -0.06    $50,772     $100,000       $5,000       $5,000
  66     -0.06    $42,626     $100,000       $5,000       $5,000
  67     -0.06    $34,968     $100,000       $5,000       $5,000
  68     -0.06    $27,770     $100,000       $5,000       $5,000
  69     -0.06    $21,004     $100,000       $5,000       $5,000
  70     -0.06    $14,644     $100,000       $5,000       $5,000
  71     -0.06     $8,665     $100,000       $5,000       $5,000
  72     -0.06     $3,045     $100,000       $5,000       $5,000
  73     -0.06       $0       $100,000       $5,000       $5,000
  74     -0.06       $0       $100,000       $5,000       $5,000
  75     -0.06       $0       $100,000       $5,000       $5,000
  76     -0.06       $0       $100,000       $5,000       $5,000
  77     -0.06       $0       $100,000       $5,000       $5,000
  78     -0.06       $0       $100,000       $5,000       $5,000
  79     -0.06       $0       $100,000       $5,000       $5,000
  80     -0.06       $0       $100,000       $5,000       $5,000
  81     -0.06       $0       $100,000       $5,000       $5,000
  82     -0.06       $0       $100,000       $5,000       $5,000
  83     -0.06       $0       $100,000       $5,000       $5,000
  84     -0.06       $0       $100,000       $5,000       $5,000
  85     -0.06       $0       $100,000       $5,000       $5,000

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $89,300    $400
  61       $5,000     $100,000     $90,000      $78,866    $400
  62       $5,000     $100,000     $85,000      $69,058    $400
  63       $5,000     $100,000     $80,000      $59,839    $400
  64       $5,000     $100,000     $75,000      $51,172    $400
  65       $5,000     $100,000     $70,000      $43,026    $400
  66       $5,000     $100,000     $65,000      $35,368    $400
  67       $5,000     $100,000     $60,000      $28,170    $400
  68       $5,000     $100,000     $55,000      $21,404    $400
  69       $5,000     $100,000     $50,000      $15,044    $400
  70       $5,000     $100,000     $45,000       $9,065    $400
  71       $5,000     $100,000     $40,000       $3,445    $400
  72       $5,000     $100,000     $35,000         $0      $400
  73       $5,000     $100,000     $30,000         $0       $0
  74       $5,000     $100,000     $25,000         $0       $0
  75       $5,000     $100,000     $20,000         $0       $0
  76       $5,000     $100,000     $15,000         $0       $0
  77       $5,000     $100,000     $10,000         $0       $0
  78       $5,000     $100,000      $5,000         $0       $0
  79       $5,000     $100,000        $0           $0       $0
  80       $5,000     $100,000        $0           $0       $0
  81       $5,000     $100,000        $0           $0       $0
  82       $5,000     $100,000        $0           $0       $0
  83       $5,000     $100,000        $0           $0       $0
  84       $5,000     $100,000        $0           $0       $0
  85       $5,000     $100,000        $0           $0       $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

                                                                     APP D-9

-------------------------------------------------------------------------------

B. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS CONVERSION PROGRAM

We reserve the right, in our sole discretion, to offer Eligible Contract Owners the opportunity to exchange The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation for the currently issued version of either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios subject to the terms and conditions below.

The availability of the conversion program is at our discretion and may be withdrawn in whole, or in part, at any time without notice. The opportunity to convert your rider to The Hartford's Lifetime Income Builder Portfolios will expire 90 days after the effective date of this rider exchange program. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read this prospectus carefully and discuss this conversion with your Registered Representative prior to electing to participate in this conversion program.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

     This conversion program is available to Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

     You must:

           - If electing The Hartford's Lifetime Income Builder Portfolios, you must have purchased a deferred individual annuity contract from us between 1/1/08 - 5/3/08 (or later if The Hartford's Lifetime Income Builder Portfolios was not approved in your state). If electing The Hartford's Lifetime Income Builder Selects, you must have purchased a deferred individual annuity contract from us after 11/01/05 (each, an "Eligible Contract"). You must still own such Contract as of the conversion date (defined below); and

           - Have previously elected The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation at the time of purchase or as a result of a Company-sponsored exchange program; and

           - Be a customer of a Financial Intermediary that has approved the sale of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios; and

           - The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved for sale in your state.

     You must not be age 81 or older as of the conversion date (including any other Covered Life).

II. WHAT ARE KEY DIFFERENCES BETWEEN THE NEW RIDERS AND MY CURRENT RIDER?

     Please refer to Appendix B for a table describing some of the key differences between The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

III. HOW DOES THE CONVERSION PROCESS WORK?

       - You must complete a Conversion Program Form to exchange your The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation rider. The date that you comply with all our requirements to exchange your existing rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios rider selected. We will also use the conversion date for establishing your eligibility for this conversion program. Your request for conversion will not be in good order until the requisite fund transfers are made.

       - If you elect either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios, you must abide by all restrictions applicable to these riders, including, but not limited to, investment restrictions described in this prospectus.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect after the conversion date.

       -   You may not cancel your election after the conversion date.

       - A prorated final rider charge for your pre-conversion rider will be assessed as of the conversion date. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. YOUR PAYMENT BASE UNDER YOUR EXISTING RIDER WILL NOT CARRY OVER AS YOUR NEW PAYMENT BASE.

APP D-10

-------------------------------------------------------------------------------

       - Your Withdrawal Percent under The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios is based on the attained age of the relevant Covered Life on the effective date of the conversion. If the Withdrawal Percent had been locked in under The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, it will be unlocked and reset upon conversion.

       - Your new death benefit will equal your Contract Value on the effective date of the conversion and thereafter will operate under the terms of the Guaranteed Minimum Death Benefit. CONVERSION OF YOUR RIDER MAY HAVE THE AFFECT OF REDUCING YOUR DEATH BENEFIT.

       - Your Lifetime Benefit Payment will be equal to your Payment Base multiplied by your Withdrawal Percent for the remainder of the rider year. Your Lifetime Benefit Payment will reset upon the next Contract Anniversary according to the terms of the rider you selected.

       -   All Joint Owners and the Annuitant must consent to this conversion.

       - Any changes in Covered Lives will affect your benefits under your new riders.

       - The survivorship option selected under your existing riders may not be amended in connection with your exercising your conversion privileges.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

       - YOUR PAYMENT BASE, GUARANTEED MINIMUM DEATH BENEFIT, AND LIFETIME BENEFIT PAYMENTS MAY BE LOWER AND RIDER CHARGES MAY BE HIGHER THAN, THOSE AVAILABLE UNDER YOUR CURRENT RIDER.

       - You should discuss with your Registered Representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. You should discuss your particular circumstances and the tax consequences of this conversion with your tax advisor, as we make no representation regarding the tax consequences of an exchange of these riders.

       - We are not obligated to offer rider conversion privileges if and once this offer is withdrawn.

       - These conversion privileges may not be available through all Financial Intermediaries.

       - For a comparison of the features of each rider, please see Appendix B, and read sections describing each rider below.

                                                                    APP D-11

-------------------------------------------------------------------------------

C. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THE RIDERS?

Subject to state availability, you may elect either rider if you are eligible to participate in a designated Company sponsored exchange program. The benefits comprising either rider may not be purchased separately. The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios riders are sold separately. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-12

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either riders' effective date. The fee increase will only apply if you are eligible for future automatic Payment Base and/or Withdrawal Percent increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider. If we cease sales of either or both riders, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; (b) you notify us in writing of your election to permanently waive automatic Payment Base and Withdrawal Percent increases; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering either or both riders (or options).

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

                                                                    APP D-13

-------------------------------------------------------------------------------

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
                                              SINGLE LIFE         JOINT/SPOUSAL
    RELEVANT COVERED LIFE ATTAINED AGE           OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percentage will increase according to this schedule if:

- You are entitled to an automatic Payment Base increase during the Contract Year when the Relevant Covered Life's birthday coincides with a new age band; and

-   You have not waived your obligation to pay potential rider fee increases.

Your new Withdrawal Percent will take effect on either of the following dates depending on whether a partial Surrender was ever taken:

- If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

- If a partial Surrender HAS been taken, then your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs after the birthday that brought you into a new Withdrawal Percent age band (and not that birthday).

APP D-14

-------------------------------------------------------------------------------

See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" for a description of circumstances when your Withdrawal Percent may change based on a permissible Covered Life change.

See Examples 1-3 and 20 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract -- generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

-   Lifetime Benefit Payments will continue; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

                                                                    APP D-15

-------------------------------------------------------------------------------

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

APP D-16

-------------------------------------------------------------------------------

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the

                                                                    APP D-17

-------------------------------------------------------------------------------

effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

APP D-18

-------------------------------------------------------------------------------

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

                                                                    APP D-19

-------------------------------------------------------------------------------

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime

APP D-20

-------------------------------------------------------------------------------

  Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD

OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                 $1,221   $2,321   $3,225        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,346   $2,496   $3,538        $5,694

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $484        $1,649   $2,796        $5,589
Core                              $453        $1,561   $2,659        $5,356
Edge                              $939        $1,925   $2,908        $5,347
Outlook                           $489        $1,663   $2,819        $5,627
Plus                              $484        $1,649   $2,796        $5,589

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                   $558   $1,666   $2,764        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                                $594   $1,768   $2,924        $5,732
Plus                                   $589   $1,754   $2,901        $5,694

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

APP E-2

-------------------------------------------------------------------------------

If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

                                                                     APP E-3

-------------------------------------------------------------------------------

The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

APP E-4

-------------------------------------------------------------------------------

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

-------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II, IIR and III of Hartford Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                   SERIES II, IIR AND III OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2008

Date of Statement of Additional Information: May 1, 2008

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       7
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and we are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $355,689,241 2006: $303,267,865; and 2005: $354,296,774.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc., BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance &

-------------------------------------------------------------------------------

Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank Hornor Townsend & Kent, Inc., Horwitz &

4

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Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc.,
Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc.,
M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/ Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments,

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N.C., Inc., Southwest Securities, Inc., Spectrum Capital, Inc., Spelman & Co.,
Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven
L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William
C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge, if applicable, and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

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The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE INSURANCE COMPANY:


SERIES II/IIR


                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of period        $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 4,128            4,027            3,551            3,218            1,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.498           $1.344           $1.291           $1.190               --
  Accumulation Unit Value at end of period        $1.498           $1.498           $1.344           $1.291               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   410              481              478              449               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $1.490           $1.338           $1.287           $1.178           $1.011
  Accumulation Unit Value at end of period        $1.489           $1.490           $1.338           $1.287           $1.178
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,631            3,965            4,988            6,087            4,961
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.486           $1.335           $1.285           $1.176           $1.011
  Accumulation Unit Value at end of period        $1.484           $1.486           $1.335           $1.285           $1.176
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 7,750            8,599            9,322           10,045            7,259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.475           $1.327           $1.278           $1.179               --
  Accumulation Unit Value at end of period        $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 6,507            6,897            7,037            5,086               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.475           $1.327           $1.278           $1.188               --
  Accumulation Unit Value at end of period        $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 6,507            6,897            7,037            5,086               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.463           $1.318           $1.272           $1.168           $1.005
  Accumulation Unit Value at end of period        $1.456           $1.463           $1.318           $1.272           $1.168
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 7,946           10,445           11,931           14,046           11,364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of period        $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,823            4,001            4,345            3,538               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of period        $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 2,046            1,892              694              486              120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.403           $1.341           $1.251           $1.167               --
  Accumulation Unit Value at end of period        $1.547           $1.403           $1.341           $1.251               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   203              268               99               80               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $1.396           $1.335           $1.247           $1.189           $1.016
  Accumulation Unit Value at end of period        $1.538           $1.396           $1.335           $1.247           $1.189
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,443            1,504              738              892              615

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
                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.392           $1.332           $1.245           $1.187           $1.016
  Accumulation Unit Value at end of period        $1.533           $1.392           $1.332           $1.245           $1.187
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,133            3,945            1,660            1,869            1,582
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.381           $1.323           $1.239           $1.156               --
  Accumulation Unit Value at end of period        $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,984            2,381              670              587               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.381           $1.323           $1.239           $1.203               --
  Accumulation Unit Value at end of period        $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,984            2,381              670              587               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.370           $1.315           $1.233           $1.179           $1.010
  Accumulation Unit Value at end of period        $1.504           $1.370           $1.315           $1.233           $1.179
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,851            5,291            1,717            1,862            1,730
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of period        $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,435            1,311              669              511               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.789               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     3               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $9.550               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.784               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $9.549               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.781               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     1               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.548               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.780               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     8               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.775               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.775               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.544               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.771               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.767               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     3               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of period       $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,035            1,101                2               --               --

-------------------------------------------------------------------------------

                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                        $11.819          $10.286           $9.628               --               --
  Accumulation Unit Value at end of period       $12.582          $11.819          $10.286               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   211              217                2               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                        $11.798          $10.277           $9.627               --               --
  Accumulation Unit Value at end of period       $12.547          $11.798          $10.277               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   620              692               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.787          $10.273           $9.626               --               --
  Accumulation Unit Value at end of period       $12.529          $11.787          $10.273               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,159            1,208                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                        $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of period       $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 2,459            2,669                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of period       $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 2,459            2,669                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.722          $10.247           $9.621               --               --
  Accumulation Unit Value at end of period       $12.423          $11.722          $10.247               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   657              760                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of period       $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   964            1,006               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of period        $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units outstanding
   at end of period (in thousands)                53,104           29,884           14,477            6,425            1,030
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.106           $1.085           $1.084           $1.085               --
  Accumulation Unit Value at end of period        $1.158           $1.106           $1.085           $1.084               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 6,115            4,473            2,758              599               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $1.100           $1.080           $1.080           $1.071           $1.088
  Accumulation Unit Value at end of period        $1.151           $1.100           $1.080           $1.080           $1.071
  Number of Accumulation Units outstanding
   at end of period (in thousands)                17,344           13,911           18,088           16,589           14,720
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.098           $1.078           $1.079           $1.070           $1.087
  Accumulation Unit Value at end of period        $1.147           $1.098           $1.078           $1.079           $1.070
  Number of Accumulation Units outstanding
   at end of period (in thousands)                35,318           22,144           14,085           10,668            8,645
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.089           $1.071           $1.073           $1.075               --
  Accumulation Unit Value at end of period        $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                54,991           45,031           34,763           17,412               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.089           $1.071           $1.073           $1.070               --
  Accumulation Unit Value at end of period        $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                54,991           45,031           34,763           17,412               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.080           $1.064           $1.068           $1.062           $1.081
  Accumulation Unit Value at end of period        $1.126           $1.080           $1.064           $1.068           $1.062
  Number of Accumulation Units outstanding
   at end of period (in thousands)                23,928           20,478           18,324           17,404           19,325
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of period        $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                20,812           18,954           16,034           10,307               --

10

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630              258               84
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.418           $1.283               --
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646           $1.418               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851            1,266            1,664               23               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.413           $1.159           $0.964
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639           $1.413           $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,938              675              839              304              184
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.062           $1.636           $1.411           $1.157           $0.964
  Accumulation Unit Value at end of
   period                                     $2.326           $2.062           $1.636           $1.411           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,913            4,739            1,145              842              354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.271               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923              626               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.188               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923              626               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.030           $1.615           $1.397           $1.149           $0.959
  Accumulation Unit Value at end of
   period                                     $2.283           $2.030           $1.615           $1.397           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,358            1,370              993              731              434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818              470               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453               --               --
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               18                5               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451               --               --
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              197                3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.401          $10.732           $9.450               --               --
  Accumulation Unit Value at end of
   period                                    $12.962          $11.401          $10.732               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              226                3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.338          $10.705           $9.445               --               --
  Accumulation Unit Value at end of
   period                                    $12.852          $11.338          $10.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309              325                3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285            2,959            1,123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.417           $1.333               --
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501           $1.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              361              284              184               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.412           $1.261           $1.104
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495           $1.412           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,875            4,010            5,481            5,563            4,313
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.631           $1.491           $1.410           $1.260           $1.103
  Accumulation Unit Value at end of
   period                                     $1.757           $1.631           $1.491           $1.410           $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,718            9,619            9,568            9,102            6,768
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.320               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284            5,094               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.278               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284            5,094               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.606           $1.472           $1.396           $1.251           $1.097
  Accumulation Unit Value at end of
   period                                     $1.724           $1.606           $1.472           $1.396           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,832           11,984           13,307           13,227           10,856
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229            3,493               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78               34                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $11.619          $10.731               --
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368          $11.619               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                5                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $11.605          $10.783          $10.286
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341          $11.605          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               90               80               43                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.233          $12.327          $11.598          $10.782          $10.286
  Accumulation Unit Value at end of
   period                                    $14.719          $14.233          $12.327          $11.598          $10.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    329              154               83               67               17

12

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $10.697               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139               99               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $11.064               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139               99               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.097          $12.246          $11.556          $10.775          $10.284
  Accumulation Unit Value at end of
   period                                    $14.534          $14.097          $12.246          $11.556          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    228              159              118               57                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81               74               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146            1,968              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.963          $10.533               --
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781          $10.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              576              475              270               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.903          $10.231           $9.244
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705          $10.903          $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,717            2,743            2,789            2,488            1,791
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.486          $11.963          $11.149          $10.467           $9.460
  Accumulation Unit Value at end of
   period                                    $14.127          $13.486          $11.963          $11.149          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,917            4,853            4,437            4,293            3,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.648               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840            3,024               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.487               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840            3,024               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.905          $11.482          $10.733          $10.107           $9.151
  Accumulation Unit Value at end of
   period                                    $13.478          $12.905          $11.482          $10.733          $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,238            3,366            3,246            3,421            2,812
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650            2,164               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671            8,579            1,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.989           $0.929               --
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,264            2,164            1,821            1,222               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.986           $0.913           $0.785
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040           $0.986           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           16,259           16,004           14,944           10,119
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.198           $1.038           $0.984           $0.912           $0.784
  Accumulation Unit Value at end of
   period                                     $1.201           $1.198           $1.038           $0.984           $0.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,692           32,115           30,389           28,421           20,893
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435           14,674               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.925               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435           14,674               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.024           $0.974           $0.905           $0.780
  Accumulation Unit Value at end of
   period                                     $1.178           $1.178           $1.024           $0.974           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,667           24,866           26,020           27,652           24,376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082            8,662               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713            1,014              230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $13.166          $13.061               --
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169          $13.166               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              490              413              297               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $13.094          $12.592          $12.195
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084          $13.094          $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,156            2,165            2,216            2,203            1,834
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.271          $12.617          $12.633          $12.155          $11.775
  Accumulation Unit Value at end of
   period                                    $13.482          $13.271          $12.617          $12.633          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,471            2,849            2,472            2,268            1,614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.459               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749            1,471               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.184               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749            1,471               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.460          $12.835          $12.890          $12.439          $12.072
  Accumulation Unit Value at end of
   period                                    $13.632          $13.460          $12.835          $12.890          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,606            2,676            2,601            2,546            2,068
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300            1,000               --

14

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               12               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                8               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.198          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.951          $10.198               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               14               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.191          $10.022               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.911          $10.191               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139               39               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182               94               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              128               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.066          $10.893               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,033              657               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.986               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.003          $10.868               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    715              194               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594              332               46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.790          $10.942               --
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243          $11.790               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              178              147              132               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.725          $10.504           $8.643
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157          $11.725          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              822              826              707              627
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.126          $10.241           $9.132           $8.184           $6.736
  Accumulation Unit Value at end of
   period                                    $13.691          $12.126          $10.241           $9.132           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,640            1,283              983              757              548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.425               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049              553               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.260               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049              553               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.235          $12.907          $11.543          $10.376           $8.555
  Accumulation Unit Value at end of
   period                                    $17.151          $15.235          $12.907          $11.543          $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    768              781              749              664              548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415              348               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408              233               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.930          $12.513               --
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193          $13.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              147              119              102               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.853          $11.651           $8.741
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081          $13.853          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              460              441              371              304
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.426          $12.648          $10.263           $8.636           $6.481
  Accumulation Unit Value at end of
   period                                    $18.415          $15.426          $12.648          $10.263           $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,128              878              791              646              397

16

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $9.165               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987              519               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $8.946               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987              519               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.375          $16.756          $13.637          $11.509           $8.652
  Accumulation Unit Value at end of
   period                                    $24.251          $20.375          $16.756          $13.637          $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    572              590              559              576              426
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454              297               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469            2,660              601
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.508          $10.639               --
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165          $11.508               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,680            1,631            1,291              882               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.445          $10.342           $8.949
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080          $11.445          $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,517            5,731            5,724            5,624            4,619
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.884           $9.121           $7.985           $7.219           $6.248
  Accumulation Unit Value at end of
   period                                    $10.917           $9.884           $9.121           $7.985           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,115           13,065           10,794           10,297            7,289
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.338               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190            8,603               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.361               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190            8,603               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.862          $12.831          $11.266          $10.217           $8.858
  Accumulation Unit Value at end of
   period                                    $15.265          $13.862          $12.831          $11.266          $10.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,520            8,035            8,338            8,451            7,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456            3,122               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415            2,440              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.720          $10.993               --
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213          $11.720               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,818            1,743            1,396              815               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.656          $10.736           $9.231
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134          $11.656          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,872            6,112            6,117            6,094            4,994
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.928          $12.297          $11.819          $10.891           $9.367
  Accumulation Unit Value at end of
   period                                    $14.384          $13.928          $12.297          $11.819          $10.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,920            9,055            7,412            6,810            4,917
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.021               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884            6,349               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.065               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884            6,349               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.441          $11.903          $11.474          $10.605           $9.137
  Accumulation Unit Value at end of
   period                                    $13.839          $13.441          $11.903          $11.474          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,054            7,548            7,581            7,823            6,950
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875            3,306               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497              776               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.600          $10.613               --
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878          $11.600               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              583              391              187               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.537           $9.830           $7.784
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788          $11.537           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,686            1,740            1,599            1,433              992
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.330          $10.541           $8.824           $7.522           $5.958
  Accumulation Unit Value at end of
   period                                    $14.549          $12.330          $10.541           $8.824           $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            2,588            1,626            1,290              696
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $8.026               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697            2,068               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $7.636               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697            2,068               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.774          $13.526          $11.357           $9.710           $7.705
  Accumulation Unit Value at end of
   period                                    $18.558          $15.774          $13.526          $11.357           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,535            1,665            1,539            1,361            1,040
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086              825               --

18

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278              198               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $14.064          $12.790               --
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720          $14.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               97               80               86               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.987          $11.970           $9.538
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611          $13.987          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              256              198              172              129
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.464          $15.698          $13.224          $11.323           $9.025
  Accumulation Unit Value at end of
   period                                    $26.599          $20.464          $15.698          $13.224          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    755              551              329              225              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.956               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414              144               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.430               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414              144               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.179          $16.295          $13.769          $11.824           $9.442
  Accumulation Unit Value at end of
   period                                    $27.447          $21.179          $16.295          $13.769          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              413              334              270              221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155               83               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405               --               --
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43               21               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404               --               --
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               80               12               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.808          $10.450           $9.403               --               --
  Accumulation Unit Value at end of
   period                                    $12.148          $10.808          $10.450               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              174               47               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.749          $10.424           $9.398               --               --
  Accumulation Unit Value at end of
   period                                    $12.045          $10.749          $10.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               37               16               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121            3,878              619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $13.426          $12.764               --
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431          $13.426               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,079            1,796            1,173               84               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $13.390          $11.956          $10.461
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382          $13.390          $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,803            2,930            2,223            1,574              689
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.357          $13.372          $11.946          $10.455
  Accumulation Unit Value at end of
   period                                    $15.839          $15.528          $13.357          $13.372          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,435            8,315            5,994            5,196            3,367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.668               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603            7,079               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.065               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603            7,079               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.312          $13.211          $13.265          $11.886          $10.421
  Accumulation Unit Value at end of
   period                                    $15.572          $15.312          $13.211          $13.265          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,744            3,456            3,030            2,790            2,172
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423            1,995               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541              294               49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.997          $10.300               --
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942          $10.997               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              140               88               15               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.968          $10.331           $9.142
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902          $10.968          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              361              305              205               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.882          $10.953          $10.322           $9.137
  Accumulation Unit Value at end of
   period                                    $12.392          $11.865          $10.882          $10.953          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    996              826              540              413              221

20

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.223               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355              722               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.481               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355              722               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.700          $10.763          $10.866          $10.270           $9.107
  Accumulation Unit Value at end of
   period                                    $12.183          $11.700          $10.763          $10.866          $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    600              477              410              352              236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607              426               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704               --               --
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16                7               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703               --               --
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               67               14               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.748          $10.284           $9.702               --               --
  Accumulation Unit Value at end of
   period                                    $11.520          $11.748          $10.284               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166              119               16               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.683          $10.259           $9.697               --               --
  Accumulation Unit Value at end of
   period                                    $11.422          $11.683          $10.259               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               17                6               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034              964              112

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $13.210          $12.344               --
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453          $13.210               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              529              270               17               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $13.188          $12.079          $10.473
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417          $13.188          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,588            1,250              888              667              129
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.429          $13.399          $13.177          $12.075          $10.473
  Accumulation Unit Value at end of
   period                                    $14.761          $15.429          $13.399          $13.177          $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,700            2,461            1,392            1,223              683
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.288               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251            1,935               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.202               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251            1,935               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.260          $13.292          $13.111          $12.051          $10.470
  Accumulation Unit Value at end of
   period                                    $14.555          $15.260          $13.292          $13.111          $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,328            1,149              873              766              378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322              829               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.249               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.244               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.245               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.237               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

22

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360              261               96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $12.141          $11.282               --
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526          $12.141               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              116              158              122               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $12.074          $11.011           $9.121
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445          $12.074          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    687              707              709              788              651
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.718           $7.223           $7.011           $6.397           $5.300
  Accumulation Unit Value at end of
   period                                     $8.441           $7.718           $7.223           $7.011           $6.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,907            1,828            1,804            1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.477               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222              743               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.572               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222              743               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.006          $12.208          $11.886          $10.877           $9.028
  Accumulation Unit Value at end of
   period                                    $14.182          $13.006          $12.208          $11.886          $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    995            1,049            1,057            1,103            1,058
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426              325               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834              459               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.383          $14.018               --
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407          $14.383               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              340              287              126               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.304          $13.219          $12.425
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314          $14.304          $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,005              867              783              713              489
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.676          $13.758          $13.755          $12.718          $11.958
  Accumulation Unit Value at end of
   period                                    $15.324          $14.676          $13.758          $13.755          $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,979            1,532            1,211            1,067              647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $13.328               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677              744               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $12.782               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677              744               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.934          $14.041          $14.081          $13.058          $12.299
  Accumulation Unit Value at end of
   period                                    $15.546          $14.934          $14.041          $14.081          $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,370            1,290            1,219            1,191              974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731              470               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835            4,098              476
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.071           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,733            2,792            1,830              957               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.065           $1.073           $1.079
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077           $1.065           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,644           10,746           10,607           10,476           13,080
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.024           $1.013           $1.020           $1.026
  Accumulation Unit Value at end of
   period                                     $1.087           $1.054           $1.024           $1.013           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,328           11,347            6,830            6,729            6,795
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.007               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234            7,758               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.014               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234            7,758               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.057           $1.048           $1.060           $1.068
  Accumulation Unit Value at end of
   period                                     $1.116           $1.085           $1.057           $1.048           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,040           11,826            8,050            8,567            9,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324            5,525               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21               27               11               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.400           $8.390           $7.723               --
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413           $8.400           $8.390               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               74               80              108               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.346           $8.344           $7.543           $6.691
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342           $8.346           $8.344           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              215              274              327              354

24

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.073           $6.322           $6.323           $5.719           $5.075
  Accumulation Unit Value at end of
   period                                     $7.729           $7.073           $6.322           $6.323           $5.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              205              248              277              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.787               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97              110              114               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.842               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97              110              114               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.132           $8.187           $8.214           $7.451           $6.623
  Accumulation Unit Value at end of
   period                                     $9.949           $9.132           $8.187           $8.214           $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140              163              170              213              205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32               31               30               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78               62               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $7.430           $6.769               --
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988           $7.430               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               92               96              106               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $7.389           $6.650           $5.922
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936           $7.389           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              325              340              414              456
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.611           $5.290           $4.927           $4.437           $3.952
  Accumulation Unit Value at end of
   period                                     $6.684           $5.611           $5.290           $4.927           $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300              255              213              240              201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.462               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145              121               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.551               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145              121               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.233           $7.785           $7.274           $6.570           $5.862
  Accumulation Unit Value at end of
   period                                     $9.779           $8.233           $7.785           $7.274           $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    222              232              255              213              173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69               54               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19                8                3

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.957          $10.948               --
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677          $11.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               14               15               13               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.891          $10.221           $8.808
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595          $11.891          $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56               53               87               49
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.958          $11.412          $10.780           $9.270           $7.992
  Accumulation Unit Value at end of
   period                                    $14.985          $13.958          $11.412          $10.780           $9.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               75               57               60               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.813               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88               69               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.381               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88               69               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.066          $12.355          $11.706          $10.097           $8.719
  Accumulation Unit Value at end of
   period                                    $16.125          $15.066          $12.355          $11.706          $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              160              164              227              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24               33               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377              202               83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.694          $11.497               --
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762          $11.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              135              159               95               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.630          $10.832           $9.982
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686          $11.630          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    605              709              751              856              739
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.815          $11.763          $10.962          $10.105
  Accumulation Unit Value at end of
   period                                    $12.827          $12.820          $11.815          $11.763          $10.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    732              748              803              749              532
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.498               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689              321               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.002               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689              321               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.402          $11.464          $11.448          $10.700           $9.881
  Accumulation Unit Value at end of
   period                                    $12.372          $12.402          $11.464          $11.448          $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709              852            1,009            1,146            1,043

26

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394              240               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58               76               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.699           $7.126               --
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921           $7.699               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               98              106              126               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.656           $7.129           $6.553
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869           $7.656           $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              301              381              482              558
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.534           $6.178           $6.014           $5.602           $5.151
  Accumulation Unit Value at end of
   period                                     $7.153           $6.534           $6.178           $6.014           $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              414              546              655              583
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.533               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189              169               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.701               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189              169               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.140           $7.719           $7.537           $7.042           $6.487
  Accumulation Unit Value at end of
   period                                     $8.885           $8.140           $7.719           $7.537           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    312              444              481              591              581
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66               60               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019              446               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $8.312           $7.692               --
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782           $8.312               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    488              447              327              160               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $8.266           $7.547           $6.771
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726           $8.266           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,110              991              854              678              411
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.592           $8.634           $8.184           $7.475           $6.709
  Accumulation Unit Value at end of
   period                                    $10.402           $9.592           $8.634           $8.184           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,182            1,599              946              709              364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.530               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202            1,631               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.523               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202            1,631               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.480           $8.559           $8.137           $7.455           $6.702
  Accumulation Unit Value at end of
   period                                    $10.250           $9.480           $8.559           $8.137           $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,154              986              897              719
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140              754               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399              313              141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.888           $5.403               --
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978           $5.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94              111              100               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.863           $5.203           $4.454
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946           $5.863           $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              506              570              574              485
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.465           $6.413           $6.326           $5.617           $4.809
  Accumulation Unit Value at end of
   period                                     $6.980           $6.465           $6.413           $6.326           $5.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    734              787              835              932              703
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.771               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535              427               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.861               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535              427               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.871           $5.841           $5.779           $5.147           $4.415
  Accumulation Unit Value at end of
   period                                     $6.320           $5.871           $5.841           $5.779           $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904            1,114            1,162            1,232            1,080
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482              439               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377              196               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $12.017          $10.897               --
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453          $12.017               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              171              125               26               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $11.951          $11.406           $9.569
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372          $11.951          $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    526              472              392              314              238

28

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.114           $8.188           $7.913           $7.556           $6.341
  Accumulation Unit Value at end of
   period                                     $9.186           $9.114           $8.188           $7.913           $7.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,504            1,206              797              595              376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.134               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794              837               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.944               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794              837               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.468          $12.136          $11.764          $11.267           $9.472
  Accumulation Unit Value at end of
   period                                    $13.533          $13.468          $12.136          $11.764          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    647              719              625              536              423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578              310               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980               --               --
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30               17               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               76               31               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.012           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.493          $10.241          $10.012               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              156               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.186           $9.988           $9.973               --               --
  Accumulation Unit Value at end of
   period                                    $10.404          $10.186           $9.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    155               98               21               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                3               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               13                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.761          $11.957          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.373          $14.761          $11.957               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    173               57                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.687          $11.933          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.242          $14.687          $11.933               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               64               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469               --               --
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468               --               --
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                8               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.586           $9.467               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.498          $10.586               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               32               13               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.435          $10.559           $9.462               --               --
  Accumulation Unit Value at end of
   period                                    $12.688          $11.435          $10.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9                2               --               --

30

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860              923              164
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.812          $12.173               --
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970          $12.812               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    831              770              505              167               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.741          $11.636          $10.818
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886          $12.741          $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,467            2,222            2,017            1,873            1,442
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.429          $12.207          $12.076          $11.034          $10.261
  Accumulation Unit Value at end of
   period                                    $13.759          $13.429          $12.207          $12.076          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,143            4,234            3,332            3,082            2,204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.406               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461            2,465               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.126               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461            2,465               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.864          $12.641          $12.543          $11.495          $10.708
  Accumulation Unit Value at end of
   period                                    $14.163          $13.864          $12.641          $12.543          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,606            2,716            2,572            2,581            2,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026            1,297               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148               62               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.865          $12.892               --
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561          $13.865               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               69               19                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.842          $12.218          $10.604
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522          $13.842          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              137              107               79                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.230          $14.503          $13.831          $12.214          $10.604
  Accumulation Unit Value at end of
   period                                    $18.279          $17.230          $14.503          $13.831          $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    776              474              189              156               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.834               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298              122               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.330               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298              122               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.042          $14.387          $13.761          $12.189          $10.601
  Accumulation Unit Value at end of
   period                                    $18.025          $17.042          $14.387          $13.761          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    384              285              204              209               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131               84               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438              207               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.448          $13.344               --
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497          $14.448               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              151               50               10               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.424          $12.407          $10.543
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453          $14.424          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              373              358              243               89
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.879          $16.431          $14.412          $12.402          $10.542
  Accumulation Unit Value at end of
   period                                    $21.859          $19.879          $16.431          $14.412          $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,673            1,008              376              281              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $13.283               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848              393               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $12.549               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848              393               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.661          $16.300          $14.340          $12.377          $10.539
  Accumulation Unit Value at end of
   period                                    $21.555          $19.661          $16.300          $14.340          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    510              420              310              220              131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372              195               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108            2,075              304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.651          $12.732               --
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859          $13.651               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,279            1,211              850              209               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.576          $12.254          $10.774
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763          $13.576          $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,139            2,076            1,985            1,717            1,173

32

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.495          $14.173          $13.040          $11.776          $10.357
  Accumulation Unit Value at end of
   period                                    $16.782          $16.495          $14.173          $13.040          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,775            5,344            4,161            3,929            2,693
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $12.090               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636            4,210               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $11.842               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636            4,210               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.805          $14.482          $13.364          $12.105          $10.665
  Accumulation Unit Value at end of
   period                                    $17.045          $16.805          $14.482          $13.364          $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,584            2,752            2,577            2,399            1,969
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145            1,327               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159               51                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.796          $11.432               --
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096          $12.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               66               56               35               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.725          $10.363           $7.687
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992          $12.725          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              198              153              104               59
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.326          $19.265          $15.338          $12.497           $9.273
  Accumulation Unit Value at end of
   period                                    $30.872          $24.326          $19.265          $15.338          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    436              304              265              150               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $13.623               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399              115               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $12.800               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399              115               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.749          $15.687          $12.527          $10.237           $7.609
  Accumulation Unit Value at end of
   period                                    $24.989          $19.749          $15.687          $12.527          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    259              240              232              179              106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157               90               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634              847               96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.607           $9.671               --
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506          $10.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              533              355              103               --

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.549           $9.048           $7.401
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432          $10.549           $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,167            1,012              803              306
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.081          $10.956          $10.115           $8.680           $7.102
  Accumulation Unit Value at end of
   period                                    $14.848          $13.081          $10.956          $10.115           $8.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,381            2,146            1,580            1,285              697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $9.168               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328            2,456               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $8.822               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328            2,456               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.349          $11.214          $10.385           $8.938           $7.326
  Accumulation Unit Value at end of
   period                                    $15.108          $13.349          $11.214          $10.385           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,216            1,178            1,023              944              670
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616            1,192               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070            1,828              177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.289          $11.312               --
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172          $12.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,188            1,106              765               80               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $12.221          $10.708           $8.905
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087          $12.221          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,620            1,275              915              394
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.486          $12.932          $12.082          $10.592           $8.811
  Accumulation Unit Value at end of
   period                                    $15.583          $15.486          $12.932          $12.082          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,011            3,865            2,848            2,481            1,598
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $11.057               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474            3,797               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $10.750               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474            3,797               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.328          $12.838          $12.031          $10.578           $8.815
  Accumulation Unit Value at end of
   period                                    $15.377          $15.328          $12.838          $12.031          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,655            1,647            1,475            1,135              835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941            1,097               --

(a)  Inception date November 12, 2007.

34

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SERIES III


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027            3,551
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.344           $1.237
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498           $1.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              481              478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.338           $1.232
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490           $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,631            3,965            4,988
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,507            6,897            7,037
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,507            6,897            7,037
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001            4,345
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892              694
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.341           $1.165
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403           $1.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203              268               99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.335           $1.161
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,443            1,504              738
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381              670
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381              670
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311              669
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.286           $9.628
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819          $10.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              217                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.277           $9.627
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798          $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    620              692               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884           14,477
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.085           $1.084
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,115            4,473            2,758

36

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,344           13,911           18,088
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031           34,763
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031           34,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954           16,034
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.386
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851            1,266            1,664
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.381
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,938              675              839
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               18                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              197                3

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.383
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              361              284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.378
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,875            4,010            5,481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $10.779
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $10.762
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               90               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139

38

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.751
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              576              475
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.689
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,717            2,743            2,789
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.948
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,264            2,164            1,821
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.944
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           16,259           16,004
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $12.972
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              490              413
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $12.897
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,156            2,165            2,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               12               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                8               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --

40

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182               94               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              128               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.314
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              178              147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.248
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              822              826
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.907
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              147              119
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.826
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              460              441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.088
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,680            1,631            1,291
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.023
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,517            5,731            5,724
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.204
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,818            1,743            1,396

42

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.139
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,872            6,112            6,117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.270
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              583              391
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.204
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,686            1,740            1,599
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $13.871
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               97               80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.790
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              256              198

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               80               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $12.973
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,079            1,796            1,173
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $12.934
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,803            2,930            2,223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603

44

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.544
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              140               88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.512
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              361              305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               67               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $12.759
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              529              270
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $12.734
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,588            1,250              888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

46

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $10.915
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              116              158
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $10.852
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    687              707              709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.110
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              340              287
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.027
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,005              867              783
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.073
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,733            2,792            1,830
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.067
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,644           10,746           10,607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $6.763
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               92               96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $6.724
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              325              340
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.545
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               14               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.478
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56               53

48

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.330
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              135              159
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.265
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    605              709              751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.202
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               98              106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.160
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              301              381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $7.976
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    488              447              327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $7.930
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,110              991              854
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.246
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94              111
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.221
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              506              570
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482

50

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $10.371
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              171              125
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $10.310
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    526              472              392
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               76               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               13                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.560
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    831              770              505

52

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.487
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,467            2,222            2,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.713
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               69               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.686
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              137              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.541
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              151               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.512
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              373              358

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.515
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,279            1,211              850
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.436
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,139            2,076            1,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.671
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               66               56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.597
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              198              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399

54

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              533              355
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.243
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,167            1,012
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.054
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,188            1,106              765
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $11.983
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,620            1,275
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941

(a)  Inception date November 12, 2007.

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.085
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.148           $1.082
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.142           $1.079
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.071
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.075
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.999
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.076           $1.007
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092           $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.070           $0.993
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.997
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.990
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

56

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522               --
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521               --
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.070
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.151           $1.078
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.145           $1.064
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187           $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.067
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.061
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.121           $1.030
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211           $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.115           $1.034
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203           $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.020
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.031
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.964
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $1.014           $0.942
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $1.009           $0.959
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970           $1.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.933
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.955
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $1.012           $0.947
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $1.007           $1.001
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.938
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7                1

58

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.998
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.990
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.981           $0.981
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.976           $0.984
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.981
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328               --
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327               --
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $1.042
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $1.105           $0.995
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $1.099           $1.036
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148           $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $0.985
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $1.032
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823               --
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822               --
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.126
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --

60

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.148           $1.146
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.142           $1.119
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.135
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.116
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.118
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.111
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.059
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.053
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.136
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

62

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.130
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.089
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.082
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $0.945
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $0.940
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $0.907
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $0.902
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.982
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.977
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

64

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $0.966
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $0.961
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.150
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.143
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

66

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.384           $9.896
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.446          $10.475          $10.379           $9.954
  Accumulation Unit Value at end of
   period                                    $11.962          $11.446          $10.475          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               12                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.446          $10.361           $9.890
  Accumulation Unit Value at end of
   period                                    $11.905          $11.403          $10.446          $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.388          $10.437          $10.357           $9.889
  Accumulation Unit Value at end of
   period                                    $11.883          $11.388          $10.437          $10.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.345           $9.927
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410          $10.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107               65
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.345           $9.886
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410          $10.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.294          $10.382          $10.334           $9.883
  Accumulation Unit Value at end of
   period                                    $11.750          $11.294          $10.382          $10.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355          $10.322           $9.880
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.030           $9.637
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132          $10.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824              188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.638          $15.251          $15.128          $15.114
  Accumulation Unit Value at end of
   period                                    $16.368          $15.638          $15.251          $15.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              144               91               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.324          $10.079          $10.008           $9.632
  Accumulation Unit Value at end of
   period                                    $10.796          $10.324          $10.079          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              190               80               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.310          $10.071          $10.004           $9.631
  Accumulation Unit Value at end of
   period                                    $10.775          $10.310          $10.071          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044           $9.993           $9.988
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044           $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328              335
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044           $9.993           $9.628
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044           $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328              335

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.225          $10.018           $9.982           $9.625
  Accumulation Unit Value at end of
   period                                    $10.655          $10.225          $10.018           $9.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.970           $9.622
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99               28
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.632          $10.072
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734          $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187               49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.398          $16.962          $16.835          $15.747
  Accumulation Unit Value at end of
   period                                    $21.095          $19.398          $16.962          $16.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               30               19                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.199          $10.678          $10.608          $10.066
  Accumulation Unit Value at end of
   period                                    $13.253          $12.199          $10.678          $10.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               44               20                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.182          $10.668          $10.604          $10.065
  Accumulation Unit Value at end of
   period                                    $13.229          $12.182          $10.668          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.593           $9.913
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640          $10.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.593          $10.062
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640          $10.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.082          $10.613          $10.581          $10.059
  Accumulation Unit Value at end of
   period                                    $13.081          $12.082          $10.613          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585          $10.569          $10.056
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585          $10.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24                9
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.588           $9.930
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.576          $10.583           $9.691
  Accumulation Unit Value at end of
   period                                    $14.656          $12.696          $11.576          $10.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               45               26                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.649          $11.544          $10.564           $9.924
  Accumulation Unit Value at end of
   period                                    $14.587          $12.649          $11.544          $10.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               36               13                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.631          $11.534          $10.560           $9.923
  Accumulation Unit Value at end of
   period                                    $14.559          $12.631          $11.534          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

68

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.548           $9.664
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.548           $9.920
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.527          $11.474          $10.537           $9.917
  Accumulation Unit Value at end of
   period                                    $14.396          $12.527          $11.474          $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.525           $9.914
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24                7
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.959           $9.938
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867          $10.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.155          $19.278          $17.839          $16.528
  Accumulation Unit Value at end of
   period                                    $22.015          $22.155          $19.278          $17.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               29               22                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.553          $11.805          $10.934           $9.932
  Accumulation Unit Value at end of
   period                                    $13.453          $13.553          $11.805          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               31               17                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.534          $11.794          $10.930           $9.931
  Accumulation Unit Value at end of
   period                                    $13.428          $13.534          $11.794          $10.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.918          $10.120
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763          $10.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364               72
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.918           $9.928
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763          $10.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.423          $11.732          $10.906           $9.925
  Accumulation Unit Value at end of
   period                                    $13.278          $13.423          $11.732          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.893           $9.922
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32                7
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.750          $10.085
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079          $10.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635              160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.559          $11.051          $10.745          $10.021
  Accumulation Unit Value at end of
   period                                    $12.996          $12.559          $11.051          $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              175              120               19

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.512          $11.021          $10.726          $10.079
  Accumulation Unit Value at end of
   period                                    $12.934          $12.512          $11.021          $10.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              143               65               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.495          $11.011          $10.722          $10.078
  Accumulation Unit Value at end of
   period                                    $12.910          $12.495          $11.011          $10.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.710           $9.993
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978              261
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.710          $10.075
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978              261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.392          $10.953          $10.698          $10.072
  Accumulation Unit Value at end of
   period                                    $12.766          $12.392          $10.953          $10.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.686          $10.069
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925          $10.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81               28
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.072           $9.598
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244          $10.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337               91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.218          $10.067          $10.075
  Accumulation Unit Value at end of
   period                                    $11.018          $10.410          $10.218          $10.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               90               69                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.371          $10.190          $10.050           $9.592
  Accumulation Unit Value at end of
   period                                    $10.966          $10.371          $10.190          $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               58               26                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.357          $10.181          $10.046           $9.591
  Accumulation Unit Value at end of
   period                                    $10.945          $10.357          $10.181          $10.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.035          $10.048
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154          $10.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541              160
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.035           $9.588
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154          $10.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541              160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.272          $10.128          $10.023           $9.585
  Accumulation Unit Value at end of
   period                                    $10.823          $10.272          $10.128          $10.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.012           $9.582
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31                7

70

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913          $10.530          $10.084
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.777          $16.170          $15.632          $14.511
  Accumulation Unit Value at end of
   period                                    $18.426          $16.777          $16.170          $15.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.252          $10.856          $10.506          $10.078
  Accumulation Unit Value at end of
   period                                    $12.347          $11.252          $10.856          $10.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.237          $10.847          $10.502          $10.077
  Accumulation Unit Value at end of
   period                                    $12.323          $11.237          $10.847          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818          $10.490           $9.742
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818          $10.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818          $10.490          $10.074
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818          $10.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.145          $10.790          $10.478          $10.071
  Accumulation Unit Value at end of
   period                                    $12.185          $11.145          $10.790          $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762          $10.466          $10.068
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $11.041           $9.960
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755          $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $32.232          $28.686          $24.880          $22.477
  Accumulation Unit Value at end of
   period                                    $32.646          $32.232          $28.686          $24.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.242          $12.688          $11.016           $9.954
  Accumulation Unit Value at end of
   period                                    $14.411          $14.242          $12.688          $11.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               24               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.223          $12.677          $11.012           $9.953
  Accumulation Unit Value at end of
   period                                    $14.384          $14.223          $12.677          $11.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.999           $9.942
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644          $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.999           $9.950
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644          $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34                5

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.106          $12.611          $10.987           $9.947
  Accumulation Unit Value at end of
   period                                    $14.223          $14.106          $12.611          $10.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.974           $9.944
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577          $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3               --

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.086
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.446          $10.475          $10.074
  Accumulation Unit Value at end of
   period                                    $11.962          $11.446          $10.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.446          $10.053
  Accumulation Unit Value at end of
   period                                    $11.905          $11.403          $10.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.031
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.031
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355           $9.998
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.070
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.638          $15.251          $15.177
  Accumulation Unit Value at end of
   period                                    $16.368          $15.638          $15.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              144               91
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.324          $10.079          $10.037
  Accumulation Unit Value at end of
   period                                    $10.796          $10.324          $10.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              190               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044          $10.015
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328

72

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044          $10.015
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.982
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.058
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.398          $16.962          $15.915
  Accumulation Unit Value at end of
   period                                    $21.095          $19.398          $16.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               30               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.199          $10.678          $10.026
  Accumulation Unit Value at end of
   period                                    $13.253          $12.199          $10.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               44               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.004
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.004
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585           $9.971
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.129
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.576          $10.117
  Accumulation Unit Value at end of
   period                                    $14.656          $12.696          $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               45               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.649          $11.544          $10.096
  Accumulation Unit Value at end of
   period                                    $14.587          $12.649          $11.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               36               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.074
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.074
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.041
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.746
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.155          $19.278          $17.481
  Accumulation Unit Value at end of
   period                                    $22.015          $22.155          $19.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               29               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.553          $11.805          $10.711
  Accumulation Unit Value at end of
   period                                    $13.453          $13.553          $11.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               31               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.688
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.688
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.653
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.309
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.559          $11.051          $10.296
  Accumulation Unit Value at end of
   period                                    $12.996          $12.559          $11.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              175              120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.512          $11.021          $10.275
  Accumulation Unit Value at end of
   period                                    $12.934          $12.512          $11.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              143               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.253
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.253
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.219
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81

74

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.209
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.218          $10.197
  Accumulation Unit Value at end of
   period                                    $11.018          $10.410          $10.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               90               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.371          $10.190          $10.176
  Accumulation Unit Value at end of
   period                                    $10.966          $10.371          $10.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               58               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.154
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.154
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.121
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913           $9.663
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.777          $16.170          $14.336
  Accumulation Unit Value at end of
   period                                    $18.426          $16.777          $16.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.252          $10.856           $9.632
  Accumulation Unit Value at end of
   period                                    $12.347          $11.252          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818           $9.611
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818           $9.611
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762           $9.579
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $10.877
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $32.232          $28.686          $24.495
  Accumulation Unit Value at end of
   period                                    $32.646          $32.232          $28.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.242          $12.688          $10.842
  Accumulation Unit Value at end of
   period                                    $14.411          $14.242          $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               24               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.818
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.818
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.783
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.801           $1.571           $1.457
  Accumulation Unit Value at end of
   period                                     $1.791           $1.801           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.795           $1.569           $1.456
  Accumulation Unit Value at end of
   period                                     $1.781           $1.795           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.791           $1.567           $1.456
  Accumulation Unit Value at end of
   period                                     $1.776           $1.791           $1.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.761          $15.571          $14.485
  Accumulation Unit Value at end of
   period                                    $17.573          $17.761          $15.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.761          $15.571          $14.485
  Accumulation Unit Value at end of
   period                                    $17.573          $17.761          $15.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.753           $1.542           $1.437
  Accumulation Unit Value at end of
   period                                     $1.730           $1.753           $1.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.319           $1.207           $1.156
  Accumulation Unit Value at end of
   period                                     $1.501           $1.319           $1.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              275              107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.315           $1.205           $1.155
  Accumulation Unit Value at end of
   period                                     $1.492           $1.315           $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19               12

76

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.312           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.488           $1.312           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               33               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.010          $11.958          $11.490
  Accumulation Unit Value at end of
   period                                    $14.723          $13.010          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.010          $11.958          $11.490
  Accumulation Unit Value at end of
   period                                    $14.723          $13.010          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.184           $1.140
  Accumulation Unit Value at end of
   period                                     $1.449           $1.284           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               18
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.822           $1.508           $1.437
  Accumulation Unit Value at end of
   period                                     $1.862           $1.822           $1.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    319              175               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.816           $1.506           $1.436
  Accumulation Unit Value at end of
   period                                     $1.851           $1.816           $1.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.812           $1.505           $1.436
  Accumulation Unit Value at end of
   period                                     $1.846           $1.812           $1.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               25                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.968          $14.946          $14.286
  Accumulation Unit Value at end of
   period                                    $18.266          $17.968          $14.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.968          $14.946          $14.286
  Accumulation Unit Value at end of
   period                                    $18.266          $17.968          $14.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.774           $1.480           $1.417
  Accumulation Unit Value at end of
   period                                     $1.798           $1.774           $1.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               13                8
STI CLASSIC VT MID-CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.818           $1.664           $1.453
  Accumulation Unit Value at end of
   period                                     $1.886           $1.818           $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.811           $1.661           $1.452
  Accumulation Unit Value at end of
   period                                     $1.876           $1.811           $1.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.808           $1.660           $1.452
  Accumulation Unit Value at end of
   period                                     $1.870           $1.808           $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.924          $16.491          $14.446
  Accumulation Unit Value at end of
   period                                    $18.507          $17.924          $16.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.924          $16.491          $14.446
  Accumulation Unit Value at end of
   period                                    $18.507          $17.924          $16.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.770           $1.633           $1.433
  Accumulation Unit Value at end of
   period                                     $1.822           $1.770           $1.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.050           $0.968           $0.908
  Accumulation Unit Value at end of
   period                                     $1.105           $1.050           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               29                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.046           $0.967           $0.908
  Accumulation Unit Value at end of
   period                                     $1.098           $1.046           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.020           $0.944           $0.887
  Accumulation Unit Value at end of
   period                                     $1.070           $1.020           $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.964           $0.908
  Accumulation Unit Value at end of
   period                                     $1.089           $1.040           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               62                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.964           $0.908
  Accumulation Unit Value at end of
   period                                     $1.089           $1.040           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               62                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.924           $0.871
  Accumulation Unit Value at end of
   period                                     $1.038           $0.994           $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.227           $1.119
  Accumulation Unit Value at end of
   period                                     $1.457           $1.364           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.359           $1.225           $1.118
  Accumulation Unit Value at end of
   period                                     $1.449           $1.359           $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.350           $1.218           $1.113
  Accumulation Unit Value at end of
   period                                     $1.438           $1.350           $1.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               84               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.351           $1.222           $1.118
  Accumulation Unit Value at end of
   period                                     $1.437           $1.351           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               59               18

78

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.351           $1.222           $1.118
  Accumulation Unit Value at end of
   period                                     $1.437           $1.351           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               59               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.206           $1.105
  Accumulation Unit Value at end of
   period                                     $1.409           $1.330           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.436           $1.310           $1.125
  Accumulation Unit Value at end of
   period                                     $1.573           $1.436           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              150               39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.308           $1.125
  Accumulation Unit Value at end of
   period                                     $1.564           $1.430           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               35               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.020           $0.934           $0.803
  Accumulation Unit Value at end of
   period                                     $1.114           $1.020           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               31               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.422           $1.305           $1.124
  Accumulation Unit Value at end of
   period                                     $1.551           $1.422           $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              200              116
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.422           $1.305           $1.124
  Accumulation Unit Value at end of
   period                                     $1.551           $1.422           $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              200              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.914           $0.789
  Accumulation Unit Value at end of
   period                                     $1.080           $0.994           $0.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16                8
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.003           $1.649           $1.414
  Accumulation Unit Value at end of
   period                                     $2.273           $2.003           $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    175              116               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.996           $1.646           $1.414
  Accumulation Unit Value at end of
   period                                     $2.260           $1.996           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               20               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.220           $1.007           $0.866
  Accumulation Unit Value at end of
   period                                     $1.381           $1.220           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.985           $1.642           $1.413
  Accumulation Unit Value at end of
   period                                     $2.241           $1.985           $1.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163               92               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.985           $1.642           $1.413
  Accumulation Unit Value at end of
   period                                     $2.241           $1.985           $1.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163               92               36

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.189           $0.987           $0.851
  Accumulation Unit Value at end of
   period                                     $1.339           $1.189           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                6
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.851           $0.813           $0.721
  Accumulation Unit Value at end of
   period                                     $0.939           $0.851           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               27               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.847           $0.812           $0.721
  Accumulation Unit Value at end of
   period                                     $0.934           $0.847           $0.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.652           $0.625           $0.556
  Accumulation Unit Value at end of
   period                                     $0.718           $0.652           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               59               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.843           $0.810           $0.721
  Accumulation Unit Value at end of
   period                                     $0.926           $0.843           $0.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.843           $0.810           $0.721
  Accumulation Unit Value at end of
   period                                     $0.926           $0.843           $0.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.635           $0.612           $0.546
  Accumulation Unit Value at end of
   period                                     $0.696           $0.635           $0.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.140           $1.785           $1.555
  Accumulation Unit Value at end of
   period                                     $1.953           $2.140           $1.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,649            1,123              260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.132           $1.782           $1.554
  Accumulation Unit Value at end of
   period                                     $1.942           $2.132           $1.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    306              233              144
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.633           $1.366           $1.192
  Accumulation Unit Value at end of
   period                                     $1.485           $1.633           $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    294              170               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.121           $1.777           $1.553
  Accumulation Unit Value at end of
   period                                     $1.925           $2.121           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,503            1,475              861
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.121           $1.777           $1.553
  Accumulation Unit Value at end of
   period                                     $1.925           $2.121           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,503            1,475              861
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.597           $1.342           $1.175
  Accumulation Unit Value at end of
   period                                     $1.445           $1.597           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               77

80

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.387           $1.331
  Accumulation Unit Value at end of
   period                                     $1.478           $1.596           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,248              398               76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.590           $1.385           $1.331
  Accumulation Unit Value at end of
   period                                     $1.469           $1.590           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142               81                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.392           $1.338
  Accumulation Unit Value at end of
   period                                     $1.474           $1.596           $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387               33               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.822          $13.825          $13.312
  Accumulation Unit Value at end of
   period                                    $14.580          $15.822          $13.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               64               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.822          $13.825          $13.312
  Accumulation Unit Value at end of
   period                                    $14.580          $15.822          $13.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               64               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.369           $1.321
  Accumulation Unit Value at end of
   period                                     $1.435           $1.562           $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142                1               --
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.905           $0.851           $0.821
  Accumulation Unit Value at end of
   period                                     $1.024           $0.905           $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              134               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.902           $0.850           $0.821
  Accumulation Unit Value at end of
   period                                     $1.018           $0.902           $0.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               87               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.278           $1.206           $1.166
  Accumulation Unit Value at end of
   period                                     $1.442           $1.278           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.673          $11.980          $11.598
  Accumulation Unit Value at end of
   period                                    $14.270          $12.673          $11.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.673          $11.980          $11.598
  Accumulation Unit Value at end of
   period                                    $14.270          $12.673          $11.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.251           $1.186           $1.151
  Accumulation Unit Value at end of
   period                                     $1.405           $1.251           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25                7               --
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.240           $1.200
  Accumulation Unit Value at end of
   period                                     $1.372           $1.378           $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    588              172               16

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.373           $1.238           $1.199
  Accumulation Unit Value at end of
   period                                     $1.364           $1.373           $1.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               31               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.487           $1.343           $1.301
  Accumulation Unit Value at end of
   period                                     $1.477           $1.487           $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.745          $13.341          $12.946
  Accumulation Unit Value at end of
   period                                    $14.611          $14.745          $13.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               16                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.745          $13.341          $12.946
  Accumulation Unit Value at end of
   period                                    $14.611          $14.745          $13.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               16                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.456           $1.321           $1.284
  Accumulation Unit Value at end of
   period                                     $1.438           $1.456           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                4               --
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.430          $11.630          $10.097
  Accumulation Unit Value at end of
   period                                    $16.198          $14.430          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               38                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.385          $11.617          $10.095
  Accumulation Unit Value at end of
   period                                    $16.115          $14.385          $11.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.362          $11.610          $10.094
  Accumulation Unit Value at end of
   period                                    $16.073          $14.362          $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.567           $1.270           $1.105
  Accumulation Unit Value at end of
   period                                     $1.751           $1.567           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              172               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.567           $1.270           $1.105
  Accumulation Unit Value at end of
   period                                     $1.751           $1.567           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              172               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.249          $11.576          $10.089
  Accumulation Unit Value at end of
   period                                    $15.867          $14.249          $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               --               --
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.092           $0.958
  Accumulation Unit Value at end of
   period                                     $1.108           $1.156           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    578              267               38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.152           $1.090           $0.957
  Accumulation Unit Value at end of
   period                                     $1.102           $1.152           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                1               --

82

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.147           $1.087           $0.955
  Accumulation Unit Value at end of
   period                                     $1.097           $1.147           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.141           $1.084           $0.954
  Accumulation Unit Value at end of
   period                                     $1.089           $1.141           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              165                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.141           $1.084           $0.954
  Accumulation Unit Value at end of
   period                                     $1.089           $1.141           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              165                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.133           $1.079           $0.951
  Accumulation Unit Value at end of
   period                                     $1.078           $1.133           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                1               --
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.660           $1.569           $1.374
  Accumulation Unit Value at end of
   period                                     $1.781           $1.660           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              302               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.654           $1.567           $1.373
  Accumulation Unit Value at end of
   period                                     $1.771           $1.654           $1.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               70               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.739           $1.648           $1.446
  Accumulation Unit Value at end of
   period                                     $1.860           $1.739           $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               34               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.238          $16.375          $14.382
  Accumulation Unit Value at end of
   period                                    $18.403          $17.238          $16.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               29                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.238          $16.375          $14.382
  Accumulation Unit Value at end of
   period                                    $18.403          $17.238          $16.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               29                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.702           $1.621           $1.427
  Accumulation Unit Value at end of
   period                                     $1.811           $1.702           $1.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               35               --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.455          $10.007          $10.034
  Accumulation Unit Value at end of
   period                                    $10.720          $10.455          $10.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               28                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.422           $9.996          $10.032
  Accumulation Unit Value at end of
   period                                    $10.665          $10.422           $9.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.405           $9.990          $10.031
  Accumulation Unit Value at end of
   period                                    $10.637          $10.405           $9.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.074           $1.034           $1.039
  Accumulation Unit Value at end of
   period                                     $1.096           $1.074           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              148                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.074           $1.034           $1.039
  Accumulation Unit Value at end of
   period                                     $1.096           $1.074           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              148                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.323           $9.961          $10.026
  Accumulation Unit Value at end of
   period                                    $10.500          $10.323           $9.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3               --
HUNTINGTON VA NEW ECONOMY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.716           $1.577           $1.360
  Accumulation Unit Value at end of
   period                                     $1.905           $1.716           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    829              370               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.710           $1.575           $1.360
  Accumulation Unit Value at end of
   period                                     $1.894           $1.710           $1.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               60                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.826           $1.683           $1.455
  Accumulation Unit Value at end of
   period                                     $2.020           $1.826           $1.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               11               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.102          $16.721          $14.471
  Accumulation Unit Value at end of
   period                                    $19.992          $18.102          $16.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               19                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.102          $16.721          $14.471
  Accumulation Unit Value at end of
   period                                    $19.992          $18.102          $16.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               19                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.787           $1.656           $1.436
  Accumulation Unit Value at end of
   period                                     $1.968           $1.787           $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               33               --
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.510           $1.279           $1.129
  Accumulation Unit Value at end of
   period                                     $1.625           $1.510           $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286               85                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.504           $1.277           $1.128
  Accumulation Unit Value at end of
   period                                     $1.616           $1.504           $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               28               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.764           $1.500           $1.326
  Accumulation Unit Value at end of
   period                                     $1.894           $1.764           $1.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.493          $14.898          $13.186
  Accumulation Unit Value at end of
   period                                    $18.737          $17.493          $14.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --

84

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.493          $14.898          $13.186
  Accumulation Unit Value at end of
   period                                    $18.737          $17.493          $14.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.475           $1.308
  Accumulation Unit Value at end of
   period                                     $1.844           $1.727           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               35               --
HUNTINGTON VA SITUS SMALL CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.304           $1.086
  Accumulation Unit Value at end of
   period                                     $1.482           $1.349           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    867              427               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.344           $1.302           $1.086
  Accumulation Unit Value at end of
   period                                     $1.474           $1.344           $1.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               96               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.339           $1.298           $1.084
  Accumulation Unit Value at end of
   period                                     $1.467           $1.339           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               47               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.294           $1.082
  Accumulation Unit Value at end of
   period                                     $1.456           $1.332           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              405              105
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.294           $1.082
  Accumulation Unit Value at end of
   period                                     $1.456           $1.332           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              405              105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.322           $1.289           $1.079
  Accumulation Unit Value at end of
   period                                     $1.441           $1.322           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               44               --


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY:



SERIES II/IIR


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992            4,739            1,547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.344           $1.291           $1.190               --
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498           $1.344           $1.291               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,542            1,659            1,662            1,916               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.338           $1.287           $1.178           $1.011
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490           $1.338           $1.287           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,743           10,297           11,385           13,222           11,005
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.486           $1.335           $1.285           $1.176           $1.011
  Accumulation Unit Value at end of
   period                                     $1.484           $1.486           $1.335           $1.285           $1.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,789           25,947           26,828           30,328           25,644

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.278           $1.179               --
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110           12,119               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.278           $1.188               --
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110           12,119               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.463           $1.318           $1.272           $1.168           $1.005
  Accumulation Unit Value at end of
   period                                     $1.456           $1.463           $1.318           $1.272           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,250           20,671           24,221           28,262           24,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129            8,833               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789              630              268
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.341           $1.251           $1.167               --
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403           $1.341           $1.251               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              939              402              353               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.335           $1.247           $1.189           $1.016
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396           $1.335           $1.247           $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,548            5,294            2,155            2,355            2,010
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.392           $1.332           $1.245           $1.187           $1.016
  Accumulation Unit Value at end of
   period                                     $1.533           $1.392           $1.332           $1.245           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,278           10,175            4,360            4,435            3,869
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.239           $1.156               --
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645            2,461               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.239           $1.203               --
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645            2,461               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.370           $1.315           $1.233           $1.179           $1.010
  Accumulation Unit Value at end of
   period                                     $1.504           $1.370           $1.315           $1.233           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,011            9,258            4,182            4,875            4,862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710            1,509               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

86

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.548               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.780               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.544               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.771               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.286           $9.628               --               --
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819          $10.286               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              524                1               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.277           $9.627               --               --
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798          $10.277               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,396            1,557                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.787          $10.273           $9.626               --               --
  Accumulation Unit Value at end of
   period                                    $12.529          $11.787          $10.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,609            4,021               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.722          $10.247           $9.621               --               --
  Accumulation Unit Value at end of
   period                                    $12.423          $11.722          $10.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,743            2,055                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4               --               --

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647           10,436            1,425
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.085           $1.084           $1.085               --
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106           $1.085           $1.084               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,962            9,739            7,203            3,680               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080           $1.080           $1.071           $1.088
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100           $1.080           $1.080           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,443           26,808           26,304           22,799           20,695
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.078           $1.079           $1.070           $1.087
  Accumulation Unit Value at end of
   period                                     $1.147           $1.098           $1.078           $1.079           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133,743           90,282           59,642           44,900           31,448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.073           $1.075               --
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350           27,054               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.073           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350           27,054               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.080           $1.064           $1.068           $1.062           $1.081
  Accumulation Unit Value at end of
   period                                     $1.126           $1.080           $1.064           $1.068           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,866           35,410           35,306           34,941           34,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527           26,008               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186              504               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.418           $1.283               --
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646           $1.418               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    816              499              396               87               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.413           $1.159           $0.964
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639           $1.413           $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,698            3,146            2,228            1,133              342
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.062           $1.636           $1.411           $1.157           $0.964
  Accumulation Unit Value at end of
   period                                     $2.326           $2.062           $1.636           $1.411           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,642            8,925            3,337            2,059            1,233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.271               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816            1,528               --

88

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.188               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816            1,528               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.030           $1.615           $1.397           $1.149           $0.959
  Accumulation Unit Value at end of
   period                                     $2.283           $2.030           $1.615           $1.397           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,667            4,199            3,647            1,991            1,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195            1,002               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453               --               --
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               58                2               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451               --               --
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              283                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.401          $10.732           $9.450               --               --
  Accumulation Unit Value at end of
   period                                    $12.962          $11.401          $10.732               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    680              551               17               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.338          $10.705           $9.445               --               --
  Accumulation Unit Value at end of
   period                                    $12.852          $11.338          $10.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              559                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356            3,972            1,441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.417           $1.333               --
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501           $1.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,701            2,769            2,995            2,518               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.412           $1.261           $1.104
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495           $1.412           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,288           13,389           14,960           14,319           11,083

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.631           $1.491           $1.410           $1.260           $1.103
  Accumulation Unit Value at end of
   period                                     $1.757           $1.631           $1.491           $1.410           $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,745           30,309           28,216           26,952           19,586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.320               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511           11,541               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.278               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511           11,541               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.606           $1.472           $1.396           $1.251           $1.097
  Accumulation Unit Value at end of
   period                                     $1.724           $1.606           $1.472           $1.396           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,871           21,534           24,851           26,309           22,447
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800            8,936               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102               42                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $11.619          $10.731               --
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368          $11.619               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               53               22                7               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $11.605          $10.783          $10.286
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341          $11.605          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              327              123               78                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.233          $12.327          $11.598          $10.782          $10.286
  Accumulation Unit Value at end of
   period                                    $14.719          $14.233          $12.327          $11.598          $10.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,626              629              224              167               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $10.697               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313              207               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $11.064               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313              207               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.097          $12.246          $11.556          $10.775          $10.284
  Accumulation Unit Value at end of
   period                                    $14.534          $14.097          $12.246          $11.556          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    457              321              160              141               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235              190               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027            3,097              808

90

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.963          $10.533               --
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781          $10.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            2,952            2,891            2,351               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.903          $10.231           $9.244
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705          $10.903          $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,207           11,265           11,476           11,007            8,151
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.486          $11.963          $11.149          $10.467           $9.460
  Accumulation Unit Value at end of
   period                                    $14.127          $13.486          $11.963          $11.149          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,116           18,748           16,418           15,320           11,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.648               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375            5,921               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.487               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375            5,921               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.905          $11.482          $10.733          $10.107           $9.151
  Accumulation Unit Value at end of
   period                                    $13.478          $12.905          $11.482          $10.733          $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,091            9,844            9,555            9,961            8,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926            3,923               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979           25,004            7,529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.989           $0.929               --
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,818           17,576           17,788           15,747               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.986           $0.913           $0.785
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040           $0.986           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68,553           74,980           76,680           75,252           57,297
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.198           $1.038           $0.984           $0.912           $0.784
  Accumulation Unit Value at end of
   period                                     $1.201           $1.198           $1.038           $0.984           $0.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149,898          140,470          127,132          122,339           94,254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704           51,922               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.925               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704           51,922               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.024           $0.974           $0.905           $0.780
  Accumulation Unit Value at end of
   period                                     $1.178           $1.178           $1.024           $0.974           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,720           81,808           83,622           90,105           77,474

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846           32,185               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438            1,368              343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $13.166          $13.061               --
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169          $13.166               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,505            1,438            1,340            1,087               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $13.094          $12.592          $12.195
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084          $13.094          $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,860            6,010            6,387            6,390            6,217
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.271          $12.617          $12.633          $12.155          $11.775
  Accumulation Unit Value at end of
   period                                    $13.482          $13.271          $12.617          $12.633          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,705           11,090            9,884            9,533            8,410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.459               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944            3,658               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.184               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944            3,658               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.460          $12.835          $12.890          $12.439          $12.072
  Accumulation Unit Value at end of
   period                                    $13.632          $13.460          $12.835          $12.890          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,398            6,215            6,164            6,542            5,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197            2,523               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               35               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               71               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.198          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.951          $10.198               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498               68               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --               --               --

92

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.191          $10.022               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.911          $10.191               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518               79               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              201               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,020              815               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.066          $10.893               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,496            3,703               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.986               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.003          $10.868               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,622            1,194               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643              882              238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.790          $10.942               --
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243          $11.790               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851              865              869              761               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.725          $10.504           $8.643
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157          $11.725          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,052            3,235            3,266            3,089            2,483
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.126          $10.241           $9.132           $8.184           $6.736
  Accumulation Unit Value at end of
   period                                    $13.691          $12.126          $10.241           $9.132           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,397            7,455            5,723            5,064            3,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.425               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763            2,617               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.260               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763            2,617               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.235          $12.907          $11.543          $10.376           $8.555
  Accumulation Unit Value at end of
   period                                    $17.151          $15.235          $12.907          $11.543          $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,732            2,685            2,488            2,435            1,976
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321              924               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858              438              102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.930          $12.513               --
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193          $13.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    364              383              397              371               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.853          $11.651           $8.741
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081          $13.853          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,517            1,547            1,535            1,361            1,011
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.426          $12.648          $10.263           $8.636           $6.481
  Accumulation Unit Value at end of
   period                                    $18.415          $15.426          $12.648          $10.263           $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,779            4,357            3,050            2,520            1,829
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $9.165               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605            1,580               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $8.946               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605            1,580               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.375          $16.756          $13.637          $11.509           $8.652
  Accumulation Unit Value at end of
   period                                    $24.251          $20.375          $16.756          $13.637          $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,910            1,973            1,871            1,534            1,024
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308              773               --

94

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675            4,937            1,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.508          $10.639               --
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165          $11.508               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,673            4,883            4,837            4,071               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.445          $10.342           $8.949
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080          $11.445          $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,290           18,524           19,458           18,755           15,275
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.884           $9.121           $7.985           $7.219           $6.248
  Accumulation Unit Value at end of
   period                                    $10.917           $9.884           $9.121           $7.985           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64,996           52,801           41,182           39,176           30,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.338               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889           19,704               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.361               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889           19,704               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.862          $12.831          $11.266          $10.217           $8.858
  Accumulation Unit Value at end of
   period                                    $15.265          $13.862          $12.831          $11.266          $10.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,968           20,465           21,100           22,080           18,446
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600           10,695               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763            5,476            1,524
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.720          $10.993               --
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213          $11.720               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,987            6,223            6,116            5,305               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.656          $10.736           $9.231
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134          $11.656          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,696           19,476           20,433           19,977           16,196
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.928          $12.297          $11.819          $10.891           $9.367
  Accumulation Unit Value at end of
   period                                    $14.384          $13.928          $12.297          $11.819          $10.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45,387           37,282           30,950           29,107           22,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.021               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755           14,281               --

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.065               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755           14,281               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.441          $11.903          $11.474          $10.605           $9.137
  Accumulation Unit Value at end of
   period                                    $13.839          $13.441          $11.903          $11.474          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,545           20,994           21,333           22,158           18,549
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290           11,516               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813            1,396              250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.600          $10.613               --
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878          $11.600               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,440            1,359            1,080               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.537           $9.830           $7.784
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788          $11.537           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,174            4,450            4,144            3,811            2,886
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.330          $10.541           $8.824           $7.522           $5.958
  Accumulation Unit Value at end of
   period                                    $14.549          $12.330          $10.541           $8.824           $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,479           12,259            8,328            7,186            4,448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $8.026               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479            4,277               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $7.636               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479            4,277               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.774          $13.526          $11.357           $9.710           $7.705
  Accumulation Unit Value at end of
   period                                    $18.558          $15.774          $13.526          $11.357           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,369            4,113            3,487            3,048            1,967
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129            2,231               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563              212               51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $14.064          $12.790               --
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720          $14.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    322              323              280              207               --

96

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.987          $11.970           $9.538
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611          $13.987          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,124            1,137            1,047              858              619
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.464          $15.698          $13.224          $11.323           $9.025
  Accumulation Unit Value at end of
   period                                    $26.599          $20.464          $15.698          $13.224          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,778            2,530            1,542            1,030              649
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.956               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135              609               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.430               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135              609               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.179          $16.295          $13.769          $11.824           $9.442
  Accumulation Unit Value at end of
   period                                    $27.447          $21.179          $16.295          $13.769          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,434            1,267              987              744              467
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604              412               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405               --               --
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63               34               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404               --               --
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149               52               19               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.808          $10.450           $9.403               --               --
  Accumulation Unit Value at end of
   period                                    $12.148          $10.808          $10.450               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,352              746              239               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.749          $10.424           $9.398               --               --
  Accumulation Unit Value at end of
   period                                    $12.045          $10.749          $10.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              102               51               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384            2,089              413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $13.426          $12.764               --
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431          $13.426               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,143            1,904            1,431              408               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $13.390          $11.956          $10.461
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382          $13.390          $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,494            6,794            6,192            4,694            2,073
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.357          $13.372          $11.946          $10.455
  Accumulation Unit Value at end of
   period                                    $15.839          $15.528          $13.357          $13.372          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35,938           21,983           12,895            8,362            4,539
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.668               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487            4,544               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.065               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487            4,544               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.312          $13.211          $13.265          $11.886          $10.421
  Accumulation Unit Value at end of
   period                                    $15.572          $15.312          $13.211          $13.265          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,124            7,699            6,867            6,373            4,557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083            4,107               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928              421               42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.997          $10.300               --
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942          $10.997               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              326              224               48               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.968          $10.331           $9.142
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902          $10.968          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    868              914              878              594              217
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.882          $10.953          $10.322           $9.137
  Accumulation Unit Value at end of
   period                                    $12.392          $11.865          $10.882          $10.953          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,208            2,681            1,776            1,200              435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.223               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951              995               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.481               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951              995               --

98

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.700          $10.763          $10.866          $10.270           $9.107
  Accumulation Unit Value at end of
   period                                    $12.183          $11.700          $10.763          $10.866          $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,091            1,015              944              814              448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481              939               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704               --               --
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38               22               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703               --               --
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141               81               35               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.748          $10.284           $9.702               --               --
  Accumulation Unit Value at end of
   period                                    $11.520          $11.748          $10.284               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    529              277               47               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.683          $10.259           $9.697               --               --
  Accumulation Unit Value at end of
   period                                    $11.422          $11.683          $10.259               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               83               20               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468            1,108              199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $13.210          $12.344               --
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453          $13.210               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    813              777              548              142               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $13.188          $12.079          $10.473
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417          $13.188          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,017            2,775            2,205            1,629              438
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.429          $13.399          $13.177          $12.075          $10.473
  Accumulation Unit Value at end of
   period                                    $14.761          $15.429          $13.399          $13.177          $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,008            8,977            4,409            3,103            1,340

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.288               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897            2,537               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.202               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897            2,537               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.260          $13.292          $13.111          $12.051          $10.470
  Accumulation Unit Value at end of
   period                                    $14.555          $15.260          $13.292          $13.111          $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,902            3,344            2,528            2,245            1,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842            2,050               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.249               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.244               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.245               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.237               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688              414              145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $12.141          $11.282               --
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526          $12.141               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              551              557              567               --

100

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $12.074          $11.011           $9.121
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445          $12.074          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,713            1,889            1,963            2,101            1,892
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.718           $7.223           $7.011           $6.397           $5.300
  Accumulation Unit Value at end of
   period                                     $8.441           $7.718           $7.223           $7.011           $6.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,327            6,285            5,544            6,030            5,370
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.477               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674            2,154               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.572               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674            2,154               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.006          $12.208          $11.886          $10.877           $9.028
  Accumulation Unit Value at end of
   period                                    $14.182          $13.006          $12.208          $11.886          $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,307            2,614            2,819            3,331            2,748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979              838               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394              627              174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.383          $14.018               --
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407          $14.383               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              635              585              448               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.304          $13.219          $12.425
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314          $14.304          $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,433            2,382            2,394            2,086            1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.676          $13.758          $13.755          $12.718          $11.958
  Accumulation Unit Value at end of
   period                                    $15.324          $14.676          $13.758          $13.755          $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,395            5,698            4,184            3,360            2,620
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $13.328               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536            1,172               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $12.782               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536            1,172               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.934          $14.041          $14.081          $13.058          $12.299
  Accumulation Unit Value at end of
   period                                    $15.546          $14.934          $14.041          $14.081          $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,075            2,856            2,811            2,689            2,229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845            1,249               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654            4,047            1,569
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.071           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,488            7,071            4,007            3,013               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.065           $1.073           $1.079
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077           $1.065           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,299           30,252           26,062           31,860           35,889
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.024           $1.013           $1.020           $1.026
  Accumulation Unit Value at end of
   period                                     $1.087           $1.054           $1.024           $1.013           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95,715           50,457           32,249           30,215           32,704
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.007               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896           10,727               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.014               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896           10,727               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.057           $1.048           $1.060           $1.068
  Accumulation Unit Value at end of
   period                                     $1.116           $1.085           $1.057           $1.048           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50,471           32,390           24,469           25,907           28,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174           10,273               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61               65               63               37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.400           $8.390           $7.723               --
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413           $8.400           $8.390               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              215              257              311               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.346           $8.344           $7.543           $6.691
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342           $8.346           $8.344           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    446              662              857            1,014            1,131
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.073           $6.322           $6.323           $5.719           $5.075
  Accumulation Unit Value at end of
   period                                     $7.729           $7.073           $6.322           $6.323           $5.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              727              966            1,265            1,463
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.787               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264              335              420               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.842               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264              335              420               --


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102

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.132           $8.187           $8.214           $7.451           $6.623
  Accumulation Unit Value at end of
   period                                     $9.949           $9.132           $8.187           $8.214           $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    258              311              379              530              500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72               77               75               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81               63               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $7.430           $6.769               --
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988           $7.430               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302              363              420               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $7.389           $6.650           $5.922
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936           $7.389           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              556              710              773              819
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.611           $5.290           $4.927           $4.437           $3.952
  Accumulation Unit Value at end of
   period                                     $6.684           $5.611           $5.290           $4.927           $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,181              916              951            1,045            1,079
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.462               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475              447               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.551               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475              447               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.233           $7.785           $7.274           $6.570           $5.862
  Accumulation Unit Value at end of
   period                                     $9.779           $8.233           $7.785           $7.274           $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    543              517              494              497              536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189              168               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71               32                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.957          $10.948               --
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677          $11.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               53               48               47               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.891          $10.221           $8.808
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595          $11.891          $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              175              154              161              115
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.958          $11.412          $10.780           $9.270           $7.992
  Accumulation Unit Value at end of
   period                                    $14.985          $13.958          $11.412          $10.780           $9.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    378              321              199              207              158

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.813               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142              108               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.381               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142              108               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.066          $12.355          $11.706          $10.097           $8.719
  Accumulation Unit Value at end of
   period                                    $16.125          $15.066          $12.355          $11.706          $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              313              294              224              218
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80               58               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473              331              131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.694          $11.497               --
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762          $11.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              283              301              307               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.630          $10.832           $9.982
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686          $11.630          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,135            1,406            1,602            1,945            2,018
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.815          $11.763          $10.962          $10.105
  Accumulation Unit Value at end of
   period                                    $12.827          $12.820          $11.815          $11.763          $10.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,578            2,507            2,543            2,830            2,749
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.498               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910              817               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.002               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910              817               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.402          $11.464          $11.448          $10.700           $9.881
  Accumulation Unit Value at end of
   period                                    $12.372          $12.402          $11.464          $11.448          $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,418            1,732            1,909            2,241            2,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569              514               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169              117               73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.699           $7.126               --
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921           $7.699               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              559              656              811               --

104

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.656           $7.129           $6.553
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869           $7.656           $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              681              872            1,047            1,212
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.534           $6.178           $6.014           $5.602           $5.151
  Accumulation Unit Value at end of
   period                                     $7.153           $6.534           $6.178           $6.014           $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,654            1,833            1,961            2,030            1,983
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.533               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752              641               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.701               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752              641               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.140           $7.719           $7.537           $7.042           $6.487
  Accumulation Unit Value at end of
   period                                     $8.885           $8.140           $7.719           $7.537           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    673              808              906            1,034              986
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229              188               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720              796               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $8.312           $7.692               --
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782           $8.312               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,240            1,305            1,168              917               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $8.266           $7.547           $6.771
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726           $8.266           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,369            2,328            2,267            1,825            1,145
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.592           $8.634           $8.184           $7.475           $6.709
  Accumulation Unit Value at end of
   period                                    $10.402           $9.592           $8.634           $8.184           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,208            6,654            4,443            3,224            1,714
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.530               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439            2,242               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.523               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439            2,242               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.480           $8.559           $8.137           $7.455           $6.702
  Accumulation Unit Value at end of
   period                                    $10.250           $9.480           $8.559           $8.137           $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,836            2,373            2,199            2,072            1,402
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168            2,074               --

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746              426              162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.888           $5.403               --
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978           $5.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              395              431              421               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.863           $5.203           $4.454
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946           $5.863           $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,400            1,674            2,125            2,213            2,059
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.465           $6.413           $6.326           $5.617           $4.809
  Accumulation Unit Value at end of
   period                                     $6.980           $6.465           $6.413           $6.326           $5.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,647            2,782            3,117            3,665            3,361
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.771               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384            1,326               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.861               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384            1,326               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.871           $5.841           $5.779           $5.147           $4.415
  Accumulation Unit Value at end of
   period                                     $6.320           $5.871           $5.841           $5.779           $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,022            2,492            2,899            3,306            2,843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061              861               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759              370               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $12.017          $10.897               --
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453          $12.017               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              451              329              188               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $11.951          $11.406           $9.569
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372          $11.951          $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,291            1,416            1,342            1,278            1,095
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.114           $8.188           $7.913           $7.556           $6.341
  Accumulation Unit Value at end of
   period                                     $9.186           $9.114           $8.188           $7.913           $7.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,775            5,496            3,107            2,543            1,753
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.134               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619            1,396               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.944               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619            1,396               --

106

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.468          $12.136          $11.764          $11.267           $9.472
  Accumulation Unit Value at end of
   period                                    $13.533          $13.468          $12.136          $11.764          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,500            1,431            1,345            1,259            1,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323              909               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980               --               --
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               50               11               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              109               38               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.012           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.493          $10.241          $10.012               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,215              725               99               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.186           $9.988           $9.973               --               --
  Accumulation Unit Value at end of
   period                                    $10.404          $10.186           $9.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              126               41               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23                5               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               76               20               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.761          $11.957          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.373          $14.761          $11.957               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    802              288               14               --               --

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.687          $11.933          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.242          $14.687          $11.933               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              163                5               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469               --               --
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468               --               --
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               36               21               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.586           $9.467               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.498          $10.586               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180               79               17               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.435          $10.559           $9.462               --               --
  Accumulation Unit Value at end of
   period                                    $12.688          $11.435          $10.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               40               20               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478            1,549              357
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.812          $12.173               --
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970          $12.812               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,628            1,682            1,563            1,061               --

108

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.741          $11.636          $10.818
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886          $12.741          $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,780            6,059            6,636            6,178            5,267
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.429          $12.207          $12.076          $11.034          $10.261
  Accumulation Unit Value at end of
   period                                    $13.759          $13.429          $12.207          $12.076          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,439           15,381           12,403           11,042            8,862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.406               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099            4,773               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.126               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099            4,773               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.864          $12.641          $12.543          $11.495          $10.708
  Accumulation Unit Value at end of
   period                                    $14.163          $13.864          $12.641          $12.543          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,550            7,050            7,525            7,408            6,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513            3,232               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383              135               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.865          $12.892               --
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561          $13.865               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              134               68               10               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.842          $12.218          $10.604
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522          $13.842          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              528              355              244               72
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.230          $14.503          $13.831          $12.214          $10.604
  Accumulation Unit Value at end of
   period                                    $18.279          $17.230          $14.503          $13.831          $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,134            1,544              726              479              204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.834               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484              234               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.330               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484              234               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.042          $14.387          $13.761          $12.189          $10.601
  Accumulation Unit Value at end of
   period                                    $18.025          $17.042          $14.387          $13.761          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,136              790              542              411              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404              284               --

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959              239               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.448          $13.344               --
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497          $14.448               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    371              294              198               17               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.424          $12.407          $10.543
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453          $14.424          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,299              993              480              126
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.879          $16.431          $14.412          $12.402          $10.542
  Accumulation Unit Value at end of
   period                                    $21.859          $19.879          $16.431          $14.412          $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,390            3,646            1,754              943              359
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $13.283               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772              538               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $12.549               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772              538               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.661          $16.300          $14.340          $12.377          $10.539
  Accumulation Unit Value at end of
   period                                    $21.555          $19.661          $16.300          $14.340          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,925            1,473            1,128              638              323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167              453               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738            1,145              260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.651          $12.732               --
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859          $13.651               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,556            1,524            1,298              817               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.576          $12.254          $10.774
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763          $13.576          $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,057            6,545            6,334            5,658            4,507
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.495          $14.173          $13.040          $11.776          $10.357
  Accumulation Unit Value at end of
   period                                    $16.782          $16.495          $14.173          $13.040          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,739           15,947           11,562           10,001            7,652
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $12.090               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872            4,081               --

110

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $11.842               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872            4,081               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.805          $14.482          $13.364          $12.105          $10.665
  Accumulation Unit Value at end of
   period                                    $17.045          $16.805          $14.482          $13.364          $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,090            7,282            6,967            6,982            5,838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064            2,935               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418              219               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.796          $11.432               --
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096          $12.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              206              200              168               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.725          $10.363           $7.687
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992          $12.725          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    652              720              675              440              316
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.326          $19.265          $15.338          $12.497           $9.273
  Accumulation Unit Value at end of
   period                                    $30.872          $24.326          $19.265          $15.338          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,760            1,331              890              613              350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $13.623               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824              356               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $12.800               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824              356               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.749          $15.687          $12.527          $10.237           $7.609
  Accumulation Unit Value at end of
   period                                    $24.989          $19.749          $15.687          $12.527          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    822              812              755              446              315
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668              233               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501            1,328              105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.607           $9.671               --
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506          $10.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              844              642              217               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.549           $9.048           $7.401
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432          $10.549           $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,376            2,536            2,492            1,933              729

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.081          $10.956          $10.115           $8.680           $7.102
  Accumulation Unit Value at end of
   period                                    $14.848          $13.081          $10.956          $10.115           $8.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,394            7,550            5,638            4,445            1,781
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $9.168               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726            3,406               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $8.822               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726            3,406               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.349          $11.214          $10.385           $8.938           $7.326
  Accumulation Unit Value at end of
   period                                    $15.108          $13.349          $11.214          $10.385           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,881            2,789            2,559            2,336            1,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865            2,813               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176              849              167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.289          $11.312               --
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172          $12.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,095            1,059              858              330               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $12.221          $10.708           $8.905
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087          $12.221          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            3,386            3,293            2,567            1,647
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.486          $12.932          $12.082          $10.592           $8.811
  Accumulation Unit Value at end of
   period                                    $15.583          $15.486          $12.932          $12.082          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,543           10,310            6,490            4,246            2,366
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $11.057               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766            2,114               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $10.750               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766            2,114               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.328          $12.838          $12.031          $10.578           $8.815
  Accumulation Unit Value at end of
   period                                    $15.377          $15.328          $12.838          $12.031          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,821            3,629            3,349            3,108            2,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014            1,923               --

112

-------------------------------------------------------------------------------


SERIES III


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.344           $1.237
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498           $1.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,542            1,659            1,662
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.338           $1.232
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490           $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,743           10,297           11,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.341           $1.165
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403           $1.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              939              402
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.335           $1.161
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,548            5,294            2,155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.286           $9.628
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819          $10.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              524                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.277           $9.627
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798          $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,396            1,557                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.085           $1.084
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,962            9,739            7,203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,443           26,808           26,304

114

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.386
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    816              499              396
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.381
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,698            3,146            2,228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               58                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              283                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.383
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,701            2,769            2,995
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.378
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,288           13,389           14,960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $10.779
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               53               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $10.762
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              327              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235

116

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.751
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            2,952            2,891
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.689
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,207           11,265           11,476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.948
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,818           17,576           17,788
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.944
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68,553           74,980           76,680
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $12.972
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,505            1,438            1,340
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $12.897
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,860            6,010            6,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               35               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               71               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              201               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,020              815               --

118

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.314
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851              865              869
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.248
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,052            3,235            3,266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.907
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    364              383              397
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.826
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,517            1,547            1,535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.088
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,673            4,883            4,837
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.023
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,290           18,524           19,458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.204
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,987            6,223            6,116
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.139
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,696           19,476           20,433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290

120

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.270
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,440            1,359
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.204
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,174            4,450            4,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $13.871
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    322              323              280
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.790
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,124            1,137            1,047
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149               52               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $12.973
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,143            1,904            1,431
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $12.934
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,494            6,794            6,192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.544
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              326              224
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.512
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    868              914              878

122

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141               81               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $12.759
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    813              777              548
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $12.734
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,017            2,775            2,205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $10.915
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              551              557
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $10.852
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,713            1,889            1,963
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979

124

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.110
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              635              585
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.027
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,433            2,382            2,394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.073
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,488            7,071            4,007
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.067
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,299           30,252           26,062
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $6.763
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302              363
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $6.724
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              556              710
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.545
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               53               48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.478
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              175              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.330
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              283              301
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.265
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,135            1,406            1,602

126

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.202
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              559              656
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.160
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              681              872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $7.976
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,240            1,305            1,168
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $7.930
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,369            2,328            2,267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.246
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              395              431
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.221
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,400            1,674            2,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $10.371
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              451              329
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $10.310
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,291            1,416            1,342
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619

128

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               50               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              109               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               76               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               36               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.560
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,628            1,682            1,563
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.487
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,780            6,059            6,636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383

130

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.713
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              134               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.686
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              528              355
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.541
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    371              294              198
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.512
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,299              993
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.515
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,556            1,524            1,298
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.436
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,057            6,545            6,334

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
                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.671
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              206              200
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.597
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    652              720              675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              844              642
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.243
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,376            2,536            2,492
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726

132

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.054
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,095            1,059              858
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $11.983
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            3,386            3,293
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014

(a)  Inception date November 12, 2007.

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.068           $0.994
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54               57               34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.148           $1.082               --
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187           $1.148               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.142           $1.062           $0.989
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179           $1.142           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.298           $1.178           $1.141           $1.061           $0.989
  Accumulation Unit Value at end of
   period                                     $1.373           $1.298           $1.178           $1.141           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    238              241              309              291              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192              137               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.075               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192              137               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.279           $1.164           $1.131           $1.055           $0.985
  Accumulation Unit Value at end of
   period                                     $1.349           $1.279           $1.164           $1.131           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21               21               21               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.984           $0.892
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.076           $1.007               --
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092           $1.076               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.070           $0.978           $0.888
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085           $1.070           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.084           $1.069           $0.978           $0.888
  Accumulation Unit Value at end of
   period                                     $1.264           $1.301           $1.084           $1.069           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              190               70               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.997               --
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.990               --
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.071           $1.060           $0.972           $0.883
  Accumulation Unit Value at end of
   period                                     $1.242           $1.282           $1.071           $1.060           $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               13               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985               --
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522               --               --
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521               --               --
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

134

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.660          $11.233          $10.521               --               --
  Accumulation Unit Value at end of
   period                                    $15.226          $12.660          $11.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               12               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $11.213          $10.518               --               --
  Accumulation Unit Value at end of
   period                                    $15.108          $12.600          $11.213               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.054           $0.957
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94               42               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.151           $1.078               --
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               46               45               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.145           $1.048           $0.952
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187           $1.145           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               76               52               35               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.382           $1.186           $1.144           $1.048           $0.952
  Accumulation Unit Value at end of
   period                                     $1.396           $1.382           $1.186           $1.144           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              514              404               83                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.067               --
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324               47               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.061               --
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324               47               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.172           $1.134           $1.042           $0.948
  Accumulation Unit Value at end of
   period                                     $1.372           $1.361           $1.172           $1.134           $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               42                8               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040           $0.904
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112               50               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.121           $1.030               --
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211           $1.121               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               49               52               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.115           $1.034           $0.899
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203           $1.115           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               24                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.427           $1.202           $1.114           $1.034           $0.899
  Accumulation Unit Value at end of
   period                                     $1.581           $1.427           $1.202           $1.114           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              457              267               64                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.020               --
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.031               --
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332               32               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.188           $1.105           $1.028           $0.895
  Accumulation Unit Value at end of
   period                                     $1.553           $1.406           $1.188           $1.105           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               44               16                8               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025               --
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.951           $0.892
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $1.014           $0.942               --
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976           $1.014               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $1.009           $0.946           $0.888
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970           $1.009           $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.101           $0.969           $1.008           $0.946           $0.887
  Accumulation Unit Value at end of
   period                                     $1.108           $1.101           $0.969           $1.008           $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                9               12                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.933               --
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54               39               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.955               --
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54               39               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $0.957           $0.999           $0.940           $0.883
  Accumulation Unit Value at end of
   period                                     $1.088           $1.085           $0.957           $0.999           $0.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1               --               --               --

136

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950               --
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $0.997           $0.958
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016           $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142              104               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $1.012           $0.947               --
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054           $1.012               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               50               45               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $1.007           $0.991           $0.954
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047           $1.007           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               21                6               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.045           $1.006           $0.991           $0.953
  Accumulation Unit Value at end of
   period                                     $1.113           $1.052           $1.045           $1.006           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    666              655              492              285               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.938               --
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345               53               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.998               --
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345               53               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.037           $1.033           $0.997           $0.985           $0.949
  Accumulation Unit Value at end of
   period                                     $1.093           $1.037           $1.033           $0.997           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               35                8               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993               --
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.991           $0.994
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.981           $0.981               --
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991           $0.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.976           $0.985           $0.989
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985           $0.976           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.010           $0.983           $0.975           $0.985           $0.989
  Accumulation Unit Value at end of
   period                                     $1.038           $1.010           $0.983           $0.975           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,785              604              423              582               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.971               --
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.981               --
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.995           $0.972           $0.966           $0.979           $0.984
  Accumulation Unit Value at end of
   period                                     $1.020           $0.995           $0.972           $0.966           $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976               --
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24               16               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328               --               --
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327               --               --
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.950          $10.831          $10.326               --               --
  Accumulation Unit Value at end of
   period                                    $12.528          $11.950          $10.831               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.812          $10.323               --               --
  Accumulation Unit Value at end of
   period                                    $12.431          $11.893          $10.812               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $0.987           $0.913
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128               74               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $1.105           $0.995               --
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156           $1.105               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               41               34               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $1.099           $0.982           $0.908
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148           $1.099           $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15                4               --               --

138

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.147           $1.098           $0.982           $0.908
  Accumulation Unit Value at end of
   period                                     $1.549           $1.384           $1.147           $1.098           $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    331              312              150               47               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $0.985               --
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317              128               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $1.032               --
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317              128               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.133           $1.088           $0.976           $0.904
  Accumulation Unit Value at end of
   period                                     $1.521           $1.364           $1.133           $1.088           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               39               19               14               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027               --
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823               --               --
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822               --               --
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               13               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.739          $12.076          $10.822               --               --
  Accumulation Unit Value at end of
   period                                    $13.414          $13.739          $12.076               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.674          $12.054          $10.819               --               --
  Accumulation Unit Value at end of
   period                                    $13.310          $13.674          $12.054               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.118           $1.097
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152              110               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.148           $1.146               --
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152           $1.148               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               73               67               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.142           $1.112           $1.092
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144           $1.142           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               39               12                6               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.167           $1.143           $1.141           $1.111           $1.092
  Accumulation Unit Value at end of
   period                                     $1.218           $1.167           $1.143           $1.141           $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    936              779              477              251               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.135               --
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.116               --
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361               32               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.150           $1.130           $1.131           $1.105           $1.087
  Accumulation Unit Value at end of
   period                                     $1.197           $1.150           $1.130           $1.131           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               55               12               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110               --
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101               --               --

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.118
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.111
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192

140

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.059
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.053
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.136
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               46               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.130
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               76               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.089
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               49               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.082
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               24                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15

142

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $0.945
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $0.940
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $0.907
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               50               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $0.902
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               21                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.982
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.977
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $0.966
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               41               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $0.961
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317

144

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               13               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.150
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               73               67
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.143
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               39               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101

                                     PART A

HARTFORD SELECT LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Select Leaders Series V. This is an individual, deferred, flexible-premium variable annuity.

Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT       MAY LOSE      NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR       [NOT] FDIC
                    AGENCY                           VALUE                      ANY BANK AFFILIATE                    [NOT] BANK

Portfolio Companies Included in this Prospectus:

X  AIM Variable Insurance Funds

X  American Funds Insurance Series

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford Series Fund, Inc.

X  MFS Variable Trust

X  Morgan Stanley Select Dimensions Series

X  The Universal Institutional Funds, Inc.

X  Van Kampen Life Investment Trust

Please see Appendix A for additional information.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2008

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              52
  a.  Definitions                                                             52
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      74
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                              APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP C-1
APPENDIX D -- EXCHANGE PROGRAMS                                          APP D-1
APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD       APP E-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2, 7 & Appendix B)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b), 7(c) & Appendices I & B)

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects                                  Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II                                       Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation                               Benefit

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold/Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Threshold/Lifetime Benefit Payment.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. Other optional features that are not actively sold are referenced in Appendix C. For more information, see Section 7 & Appendix B.

Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II, A & B)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value may decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix B provides a summary of these features in an easy to read table. Likewise, Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity to you. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      1.15%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.40%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))(5)
  The Hartford's Lifetime Income Foundation Charge                                                       0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%

6

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
  The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%
  The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%


(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.


(2) The current charges for new purchases are The Hartford's Lifetime Income Builder (0.40%), The Hartford's Lifetime Income Builder II (0.40%) and The Hartford's Principal First (0.50%), The Hartford's Lifetime Income Builder Selects (0.55%) and The Hartford's Lifetime Income Builder Portfolios (0.65%).


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.47%              1.84%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:


1 year                                                                    $1,126
3 years                                                                   $2,064
5 years                                                                   $2,815
10 years                                                                  $4,708


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $358
3 years                                                                   $1,289
5 years                                                                   $2,227
10 years                                                                  $4,600


(3)  If you do not Surrender your variable annuity:


1 year                                                                      $464
3 years                                                                   $1,395
5 years                                                                   $2,334
10 years                                                                  $4,708


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

8

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. All guarantees under the Contract are our general corporate obligations.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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-   Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of

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the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

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                                                                          11

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check

12

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does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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                                                                          13

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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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14

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-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must elect to make not less than 7 nor more than 12 transfers to fully deplete sums invested in this Program.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make not less than 3 nor more than 6 transfers at any frequency you chose to fully deplete sums invested in this Program.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.


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16

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In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

FUND TRADING POLICIES

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

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We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

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-   An amount equal to your largest previous transfer from the Fixed
    Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person or your Registered Representative to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the
Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs,

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a pro-rated portion of optional benefit charges, if applicable and the Annual
Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.


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HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

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D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

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JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

24

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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New

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York Stock Exchange. Otherwise, the transfer will be made on the next Valuation
Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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26

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-   Your Anniversary Value is reduced for any partial Surrenders since the
    Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, unless we are otherwise instructed, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

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                                                                          27

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If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

28

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

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                                                                          29

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    If you elect MAV Plus, the Death Benefit will be the greater of the Premium
    Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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30

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

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                                                                          31

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IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

32

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If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.


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OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If applicable, you may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the
Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the

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                                                                          35

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  first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.


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38

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

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40

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If available, you may elect this rider at the time of purchase, or may exchange the rider if you are eligible to participate in a designated company sponsored exchange program described in Appendix D. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and

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42

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Payment Base have been computed and prior to all other financial transactions.
In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

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                                                                          43

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See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.


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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime

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46

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Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered
Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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The period certain over which payments will be made is equal to the Guaranteed
Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar

48

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year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

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D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

See Optional Benefit Comparisons in Appendix B.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

The maximum age of any Contract Owner or Annuitant when electing this rider is 85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

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50

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.


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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

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ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available. The assets in the General Account are available to our creditors.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the

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Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/ Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).

- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OKLAHOMA -- The only AIRs available are 3% and 5%.

- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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-   PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

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F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We

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assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value

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      should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

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        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.


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        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it

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would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Section 10 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs

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subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you

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choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

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Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


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For non-periodic amounts from certain Qualified Contracts or Plans, Code Section
72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

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72

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    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code)
         the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24,

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2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

74

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I -- EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-31

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED.

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

                                                               APP I-9

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $577.50                                    $682.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $635.25                                    $760.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $1,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $200

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

APP I-32

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY:



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954

APP II-2

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568

                                                                    APP II-3

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490

APP II-4

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616

                                                                    APP II-5

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550

APP II-6

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172

                                                                    APP II-7

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991

APP II-8

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

                                                                    APP II-9

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945

APP II-10

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --



(a)  Inception date November 12, 2007.



HARTFORD LIFE AND ANNUITY LIFE INSURANCE COMPANY:



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457

                                                                   APP II-11

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210

APP II-12

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48

                                                                   APP II-13

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210

APP II-14

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074

                                                                   APP II-15

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189

APP II-16

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385

                                                                   APP II-17

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                2

APP II-18

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194

                                                                   APP II-19

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

APP II-20

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                7



(a)  Inception date November 12, 2007.

                                                                         APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

--------------------------------------------------------------------------------

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.


- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

                                                                         APP A-3

--------------------------------------------------------------------------------

II. EXAMPLES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $559   $1,782   $2,946        $5,770
Core                                 $1,211   $2,321   $3,225        $5,461
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,352   $2,510   $3,559        $5,732

(2)  If you annuitize at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 494   $1,677   $2,841        $5,665
Core                                  $ 453   $1,561   $2,659        $5,356
Outlook                               $ 489   $1,663   $2,819        $5,627
Plus                                  $ 489   $1,663   $2,819        $5,627

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 599   $1,782   $2,946        $5,770
Core                                  $ 558   $1,666   $2,764        $5,461
Outlook                               $ 594   $1,768   $2,924        $5,732
Plus                                  $ 594   $1,768   $2,924        $5,732

APP A-4

--------------------------------------------------------------------------------

III. INVESTMENT OPTIONS (STANDARD)

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(1)
 AIM V.I. Basic Value Fund --  Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Series I
 AIM V.I. Capital              Growth of capital               A I M Advisors, Inc.               X        X        X        X
  Appreciation Fund -- Series
  I
 AIM V.I. Core Equity Fund --  Growth of capital               A I M Advisors, Inc.               X        X        X        X
  Series I
 AIM V.I. Government           To achieve a high level of      A I M Advisors, Inc.               X        X        X        X
  Securities Fund -- Series I  current income consistent with reasonable concern for safety
                               of principal
 AIM V.I. International        To provide long-term growth of  A I M Advisors, Inc.               X        X        X        X
  Growth Fund -- Series I      capital
 AIM V.I. Large Cap Growth     Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Fund -- Series I
 AIM V.I. Mid Cap Core Equity  Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Fund -- Series I
 AIM V.I. Small Cap Equity     Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Fund -- Series I
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset          High total return, including    Capital Research and               X        X        X        X
  Allocation Fund -- Class 2   income and capital gains,       Management Company
                               consistent with the
                               preservation of capital over
                               the long term
 American Funds Blue Chip      Produce income exceeding the    Capital Research and               X        X        X        X
  Income and Growth Fund --    average yield on U.S. stocks    Management Company
  Class 2                      generally (as represented by
                               the average yield on the
                               Standard & Poor's 500
                               Composite Index) and to
                               provide an opportunity for
                               growth of principal consistent
                               with sound common stock
                               investing
 American Funds Bond Fund --   High level of current income    Capital Research and               X        X        X        X
  Class 2                      as is consistent with the       Management Company
                               preservation of capital

                    APP A-5

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Bond    Seeks to provide you, over the  Capital Research and               X        X        X        X
  Fund -- Class 2              long term, with a high level    Management Company
                               of total return as consistent
                               with prudent management, by
                               investing primarily in
                               investment grade bonds issued
                               by entities based around the
                               world and denominated in
                               various currencies, including
                               U.S. dollars
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  and Income Fund -- Class 2   grow over time and provide you  Management Company
                               with current income by
                               investing primarily in stocks
                               of well-established companies
                               located around the world
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located around the
                               world
 American Funds Global Small   Seeks to make your investment   Capital Research and               X        X        X        X
  Capitalization Fund --       grow over time by investing     Management Company
  Class 2                      primarily in stocks of smaller
                               companies located around the
                               world
 American Funds Growth Fund    Seeks to make your investment   Capital Research and               X        X        X        X
  -- Class 2                   grow by investing primarily in  Management Company
                               common stocks of companies
                               that appear to offer superior
                               opportunities for growth of
                               capital
 American Funds Growth-Income  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow and provide you with       Management Company
                               income over time by investing
                               primarily in common stocks or
                               other securities that
                               demonstrate the potential for
                               appreciation and/or dividends
 American Funds International  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located outside the
                               United States
 American Funds New World      Long-term capital appreciation  Capital Research and               X        X        X        X
  Fund -- Class 2                                              Management Company

APP A-6

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth      Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Income Securities    Maximize income while           Franklin Advisers, Inc.            X        X        X        X
  Fund -- Class 2              maintaining prospects for
                               capital appreciation
 Franklin Large Cap Growth     Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Large Cap Value      Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2                                   LLC
 Franklin Rising Dividends     Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2   with preservation of capital    LLC
                               as an important consideration
 Franklin Small-Mid Cap        Long-term capital growth        Franklin Advisers, Inc.            X        X        X        X
  Growth Securities Fund --
  Class 2 (2)
 Franklin Strategic Income     High level of current income,   Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 1   with capital appreciation over
                               the long term as a secondary
                               goal
 Mutual Discovery Securities   Capital appreciation            Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2                                              Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited
 Mutual Shares Securities      Capital appreciation, with      Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2              income as a secondary goal
 Templeton Developing Markets  Long-term capital appreciation  Templeton Asset Management         X        X        X        X
  Securities Fund -- Class 1                                   Ltd.
 Templeton Foreign Securities  Long-term capital growth        Templeton Investment Counsel,      X        X        X        X
  Fund -- Class 2                                              LLC
                                                               Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited
 Templeton Growth Securities   Long-term capital growth        Templeton Global Advisors          X        X        X        X
  Fund -- Class 2                                              Limited
                                                               Sub-advised by Templeton Asset
                                                               Management Ltd.
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS     Maximum current income          HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA             consistent with liquidity and   Sub-advised by Hartford
                               preservation of capital         Investment Management Company

                    APP A-7

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) Core Equity Series --  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class (3)+
 MFS(R) Emerging Growth        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Series -- Initial Class
 MFS(R) Global Equity Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) High Income Series --  Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  Initial Class                on high current income, but
                               also considering capital
                               appreciation
 MFS(R) Investors Growth       Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Stock Series -- Initial
  Class
 MFS(R) Investors Trust        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Series -- Initial Class
 MFS(R) Mid Cap Growth Series  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) New Discovery Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Research Bond Series   Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  -- Initial Class             on current income, but also
                               considering capital
                               appreciation
 MFS(R) Research               Capital appreciation            MFS Investment Management(R)       X        X        X        X
  International Series --
  Initial Class
 MFS(R) Research Series --     Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class
 MFS(R) Total Return Series    Total return                    MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Value Series --        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class

+ Closed to Contracts issued on or after May 2, 2005.

NOTES

(1)  Formerly AIM Variable Insurance Funds, Inc.

(2)  Formerly Franklin Small Cap Fund.

(3)  Formerly MFS(R) Capital Opportunities Series -- Initial Class.

APP A-8

--------------------------------------------------------------------------------

IV. INVESTMENT OPTIONS (PROPRIETARY)


                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Capital     Long-term capital growth        Morgan Stanley Investment          X                          X
  Opportunities Portfolio --                                   Advisors Inc.
  Class Y
 Morgan Stanley -- Mid Cap     Long-term capital growth        Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y                                  Advisors Inc.
  (1)
 Morgan Stanley -- Dividend    Reasonable current income and   Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y  long-term growth of income and  Advisors Inc.
                               capital
 Morgan Stanley -- Flexible    High level of current income.   Morgan Stanley Investment          X                          X
  Income Portfolio -- Class Y  A secondary objective is to     Advisors Inc.
                               maximize total return, but
                               only to the extent consistent
                               with primary objective
 Morgan Stanley -- Focus       Long-term capital growth        Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y  consistent with an effort to    Advisors Inc.
  (2)                          reduce volatility
 Morgan Stanley -- Global      Total return through long-      Morgan Stanley Investment          X                          X
  Equity Portfolio -- Class Y  term capital growth and to a    Advisors Inc.
                               lesser extent from income
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF             Long-term capital               Morgan Stanley Investment          X                          X
  International Growth Equity  appreciation, with a secondary  Management Inc.
  Portfolio -- Class II        objective of income
 Van Kampen -- UIF U.S. Mid    Above-average total return      Morgan Stanley Investment          X                          X
  Cap Value Portfolio --       over a market cycle of three    Management Inc.
  Class II                     to five years by investing
                               primarily in common stocks and
                               other equity securities
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock       Capital growth and income       Van Kampen Asset Management        X                          X
  Portfolio -- Class II        through investments in equity
                               securities, including common
                               stocks, preferred stocks and
                               securities convertible into
                               common and preferred stocks
 Van Kampen LIT Growth and     Long-term growth of capital     Van Kampen Asset Management        X                          X
  Income Portfolio -- Class    and income
  II


NOTES


(1)  Formerly Morgan Stanley -- Developing Growth Portfolio -- Class Y.



(2)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y.

                    APP B-1

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   THE HARTFORD'S LIFETIME       - Guaranteed income
                      for life              for life              INCOME BUILDER SELECTS:       for life or a set
                                            - Potential           - Guaranteed income for life  time period
                                            automatic annual      - Potential automatic annual  - Potential
                                            Payment Base          Payment Base increases        automatic annual
                                            increases             (0 - 10%)                     Benefit Amount
                                            (0 - 10%)             THE HARTFORD'S LIFETIME       increases
                                                                  INCOME BUILDER PORTFOLIOS:    (0 - 10%)
                                                                  - Guaranteed income for life
                                                                  - Potential automatic annual
                                                                  Payment Base adjustment
DEATH BENEFIT         - Greater of          Same as The           Same as The Hartford's        - Greater of
                      Contract Value or     Hartford's Lifetime   Lifetime Income Foundation    Contract Value or
                      Premium Payments      Income Foundation     for both options              Benefit Amount
                      adjusted for partial                                                      - Replaces the
                      Surrenders                                                                standard Death
                      - Replaces the                                                            Benefit
                      standard Death                                                            - MAV Plus (MAV
                      Benefit                                                                   only) may be
                      - MAV Plus (MAV                                                           purchased with this
                      only) may be                                                              rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as The           - Available at Contract       - Available at
                      Contract issue only   Hartford's Lifetime   issue only                    Contract issue only
                      - Available subject   Income Foundation     - Available subject to state  - Closed to new
                      to state approval                           approval                      investors
                      - No longer
                      available if The
                      Hartford's Lifetime
                      Income Builder
                      Selects or The
                      Hartford's Lifetime
                      Income Builder
                      Portfolios are
                      approved in your
                      state
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified, Non-Qualified      Qualified,
                      Non-Qualified         Non-Qualified         maximum issue age is 80 for   Non-Qualified
                      maximum issue age is  maximum issue age is  any Covered Life and          maximum issue age is
                      80 for any Covered    75 for any Covered    Annuitant                     75
                      Life and Annuitant    Life and Annuitant.                                 (owner(s)/annuitant)
REVOCABILITY          - Only the Lifetime   - Irrevocable         FOR BOTH OPTIONS:             - Irrevocable
                      Withdrawal Feature    - We may terminate    - Irrevocable                 - We may terminate
                      is revocable by       the Rider upon Owner  - We may terminate the Rider  the Rider upon Owner
                      client, revocation    default               upon Owner default            default
                      can be requested in
                      writing anytime
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Contract
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default

APP B-2

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     THE HARTFORD'S LIFETIME       Cannot be elected
                      with any of the       with any of the       INCOME BUILDER SELECTS:       with any of the
                      following:            following:            Cannot be elected with any    following:
                      - The Hartford's      - The Hartford's      of the following:             - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      - The Hartford's      - The Hartford's      First                         - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      Preferred             Preferred             First Preferred               Preferred
                      - The Hartford's      - The Hartford's      - The Hartford's Lifetime     - The Hartford's
                      Lifetime Income       Lifetime Income       Income Foundation             Lifetime Income
                      Builder I             Builder               - The Hartford's Lifetime     Builder II
                      - The Hartford's      - The Hartford's      Income Builder II             - The Hartford's
                      Lifetime Income       Lifetime Income       - The Hartford's Lifetime     Lifetime Income
                      Builder II            Foundation            Income Builder                Foundation
                      - The Hartford's      - The Hartford's      Portfolios                    - The Hartford's
                      Lifetime Income       Lifetime Income       THE HARTFORD'S LIFETIME       Lifetime Income
                      Builder Selects       Builder Selects       INCOME BUILDER PORTFOLIOS:    Builder Selects
                      - The Hartford's      - The Hartford's      Cannot be elected with any    - The Hartford's
                      Lifetime Income       Lifetime Income       of the following:             Lifetime Income
                      Builder Portfolios    Builder Portfolios    - The Hartford's Principal    Builder Portfolios
                                                                  First
                                                                  - The Hartford's Principal
                                                                  First Preferred
                                                                  - The Hartford's Lifetime
                                                                  Income Foundation
                                                                  - The Hartford's Lifetime
                                                                  Income Builder II
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Selects
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Portfolios

                    APP B-3

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   THE HARTFORD'S LIFETIME       - 0.40% (40 bps) of
                      the Payment Base      the Payment Base      INCOME BUILDER SELECTS:       the Benefit Amount
                      charged annually on   charged annually on   - 0.55% of the Payment Base   charged annually on
                      each Contract         the Contract          charged annually on the       the contract
                      Anniversary (flat     Anniversary (flat     Contract Anniversary (flat    anniversary (flat
                      dollar)               dollar)               dollar)                       dollar)
                                            - Can increase the    - Can increase the fee on or  - Can increase the
                                            fee on or after the   after 12 months from the      fee on or after the
                                            5th anniversary from  rider effective date or upon  5th contract
                                            the rider effective   Covered Life changes          anniversary and then
                                            date and then every   - Maximum charge of 1.50%     every 5 years
                                            5 years thereafter    THE HARTFORD'S LIFETIME       thereafter only if
                                            or upon Covered Life  INCOME BUILDER PORTFOLIOS:    annual Benefit
                                            changes               - 0.65% of the Payment Base   Amount increases
                                            - Maximum charge of   charged annually on the       elected
                                            0.75%                 Contract Anniversary (flat    - Maximum charge of
                                                                  dollar)                       0.75%
                                                                  - Can increase the fee on or
                                                                  after 12 months from the
                                                                  rider effective date or upon
                                                                  Covered Life changes
                                                                  - Maximum charge of 1.50%
BENEFIT AMOUNT        Not applicable        Not applicable        Not applicable                100% of Premium
                                                                                                Payment when added
                                                                                                at issue

APP B-4

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
PAYMENT BASE          100% of Premium       100% of Premium       BOTH OPTIONS:                 Not applicable
                      Payment when added    Payment when added    100% of Premium Payment plus
                      at issue              at issue              any Payment Enhancements
                                                                  (Plus Contracts) when added
                                                                  at issue.
WITHDRAWAL            - Varies based on:    Same as The           BOTH OPTIONS:                 Not applicable
PERCENTAGE            - attained age of     Hartford's Lifetime   - Varies based on:
                      Relevant Covered      Income Foundation     - attained age of Relevant
                      Life                                        Covered Life
                      - survivor option                           - survivor option chosen
                      chosen                                      - Withdrawal Percent for
                      - date of first                             Single Life Option starts at
                      partial Surrender                           5% and increases by 0.5% for
                      - Withdrawal Percent                        every 5 year increment
                      for Single Life                             between the Relevant Covered
                      Option starts at 5%                         Life's attained ages 60 - 80
                      and increases by                            - Withdrawal Percent for
                      0.5% for every 5                            Joint/Spousal Life Option
                      year increment                              starts at 4.5% and increases
                      between the Relevant                        by 0.5% for every 5 year
                      Covered Life's                              increment between the
                      attained ages 60 -                          Relevant Covered Life's
                      80                                          attained ages 60 - 80
                      - Withdrawal Percent                        - The Withdrawal Percent
                      for Joint/Spousal                           will be set at the time of
                      Life Option starts                          the first partial Surrender
                      at 4.5% and                                 and is based on the attained
                      increases by 0.5%                           age of the Relevant Covered
                      for every 5 year                            Life
                      increment between                           - Potential to increase
                      the Relevant Covered                        Withdrawal Percent if a new
                      Life's attained ages                        age band is reached and
                      60 - 80                                     there is an automatic
                      - The Withdrawal                            Payment Base Increase on the
                      Percent will be set                         anniversary.
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

                    APP B-5

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as The           THE HARTFORD'S LIFETIME       PRIOR TO OWNER'S
AVAILABLE FOR         WITHDRAWAL YEAR:      Hartford's Lifetime   INCOME BUILDER SELECTS:       60TH BIRTHDAY:
SURRENDER             Partial               Income Foundation     PRIOR TO THE LIFETIME INCOME  Benefit Payments
                      Surrenders(1) equal                         ELIGIBILITY DATE:             equal 5% multiplied
                      either:                                     Partial Surrenders (1) equal  by the Benefit
                      SINGLE LIFE OPTION                          either:                       Amount
                      -- 5% multiplied by                         SINGLE LIFE OPTION -- 5%      CONTRACT
                      the greater of                              multiplied by the greater of  ANNIVERSARIES
                      Payment Base or                             Payment Base or Contract      IMMEDIATELY
                      Contract Value (on                          Value (on the Contract        FOLLOWING THE
                      the Contract                                Anniversary)                  OWNER'S 60TH
                      Anniversary)                                JOINT/SPOUSAL OPTION -- 4.5%  BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        multiplied by the greater of  ELECTED: Lifetime
                      -- 4.5% multiplied                          Payment Base or Contract      Benefit Payments(2)
                      by the greater of                           Value (on the Contract        equal 5% of the
                      Payment Base or                             Anniversary)                  Benefit Amount
                      Contract Value (on                          ON OR AFTER THE LIFETIME
                      the Contract                                INCOME ELIGIBILITY DATE:
                      Anniversary)                                Lifetime Benefit Payments
                      DURING AN ELIGIBLE                          equal applicable Withdrawal
                      WITHDRAWAL YEAR:                            Percent (varies by option
                      Lifetime Benefit                            elected, Single Life vs.
                      Payments equal                              Joint/ Spousal) multiplied
                      applicable                                  by the greater of Payment
                      Withdrawal Percent                          Base or Contract Value (on
                      (varies by option                           the Contract Anniversary)
                      elected, Single Life                        THE HARTFORD'S LIFETIME
                      vs. Joint/ Spousal)                         INCOME BUILDER PORTFOLIOS:
                      multiplied by the                           PRIOR TO THE LIFETIME INCOME
                      greater of Payment                          ELIGIBILITY DATE:
                      Base or Contract                            Partial Surrenders (1) equal
                      Value (on the                               either:
                      Contract                                    SINGLE LIFE OPTION -- 5%
                      Anniversary)                                multiplied by the Payment
                                                                  Base
                                                                  JOINT/SPOUSAL OPTION -- 4.5%
                                                                  multiplied by the Payment
                                                                  Base
                                                                  ON OR AFTER THE LIFETIME
                                                                  INCOME ELIGIBILITY DATE:
                                                                  Lifetime Benefit Payments
                                                                  equal applicable Withdrawal
                                                                  Percent (varies by option
                                                                  elected, Single Life vs.
                                                                  Joint/ Spousal) multiplied
                                                                  by the Payment Base (on the
                                                                  Contract Anniversary)

  (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.

  (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

APP B-6

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RMD RESET             - Contracts enrolled  Same as The           BOTH RIDERS:                  - Contracts enrolled
                      in automatic RMD      Hartford's Lifetime   Same as The Hartford's        in automatic RMD
                      (AIP) that go over    Income Foundation     Lifetime Income Foundation    (AIP) that go over
                      the annual Lifetime                                                       the 5% allowed will
                      Benefit Payment                                                           not result in a
                      amount will not                                                           reset of the Benefit
                      result in a reset of                                                      Payment or Lifetime
                      the Lifetime Benefit                                                      Benefit Payment if
                      Payment if no other                                                       no other partial
                      partial Surrenders                                                        Surrenders have
                      have occurred during                                                      occurred during the
                      the Contract Year                                                         Contract Year
                      - NOT 72t/q friendly                                                      - NOT 72t/q friendly
INVESTMENT            - Not currently       Same as The           THE HARTFORD'S LIFETIME       Not currently
RESTRICTIONS          enforced              Hartford's Lifetime   INCOME BUILDER SELECTS:       enforced
                      - Can be triggered    Income Foundation     Same as The Hartford's
                      by changes in                               Lifetime Income Foundation
                      Covered Life                                THE HARTFORD'S LIFETIME
                      - If the                                    INCOME BUILDER PORTFOLIOS:
                      restrictions are                            - Contract Value must be
                      violated, the                               invested in an approved
                      Lifetime Withdrawal                         asset allocation model,
                      Benefit of this                             fund-of-funds or
                      rider will be                               Sub-Accounts -- failure to
                      revoked and the                             do so will result in the
                      Death Benefit only                          termination of this rider
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      Refer to Covered Life change  - Ownership changes
                      Life change feature   Life change feature   feature below                 in the first 12
                      below                 below                                               months from the
                                                                                                effective date of
                                                                                                the rider will have
                                                                                                no impact on the
                                                                                                rider benefits as
                                                                                                long as age
                                                                                                limitation is met
                                                                                                - Ownership changes
                                                                                                after the first 12
                                                                                                months from the
                                                                                                effective date of
                                                                                                the rider may cause
                                                                                                the Benefit Amount,
                                                                                                Benefit Payment and
                                                                                                Lifetime Benefit
                                                                                                Payment to be
                                                                                                recalculated
SPOUSAL CONTRACT      Refer to Spousal      Refer to Spousal      Refer to Covered Life change  If Spousal Contract
CONTINUATION          Contract              Contract              feature below                 continuation is
                      Continuation feature  Continuation feature                                elected, there may
                      below                 below                                               be a Benefit Amount
                                                                                                increase to equal
                                                                                                the then current
                                                                                                Benefit Amount (this
                                                                                                is automatic, NOT
                                                                                                elected) providing
                                                                                                he/she is younger
                                                                                                than 76 years old
                                                                                                and the rider is
                                                                                                currently available
                                                                                                for sale

                    APP B-7

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner and    Same as The Hartford's          - Natural Owner -- The Covered
                      Joint Owner (if any) on rider   Lifetime Income Foundation --   Life is both Spouses (as
                      effective date                  Single Life option              defined by Federal Law)
                      - Non-Natural Owner -- the                                      - Non-Natural Owner -- the
                      Annuitant on rider effective                                    Annuitant on rider effective
                      date                                                            date
                      - All age based benefit                                         - All age based provisions
                      provisions based on the                                         based on the attained age of
                      attained age of the OLDER                                       the YOUNGER Covered Life
                      Covered Life
ISSUE RULES           No Additional Requirements      Same as The Hartford's          - The sole primary beneficiary
                                                      Lifetime Income Foundation --   (defined as the individual to
                                                      Single Life option              receive the Death Benefit)
                                                                                      must be the Owner's Spouse. If
                                                                                      the Joint Owner is the Spouse,
                                                                                      the primary beneficiary can be
                                                                                      someone other than the Spouse
                                                                                      - A joint Owner who is not the
                                                                                      Owner's Spouse is not allowed.
                                                                                      - We reserve the right to
                                                                                      prohibit non-natural entities
                                                                                      from being listed as Owner
COVERED LIFE CHANGE   - Covered Life changes within   Same as The Hartford's          - Covered Life changes within
                      the first 6 months have no      Lifetime Income Foundation --   the first 6 months have no
                      impact to the Death Benefit or  Single Life option              impact to the Death Benefit or
                      Payment Base, however, the                                      Payment Base, however, the
                      Withdrawal Percent and                                          Withdrawal Percent and
                      Lifetime Benefit Payment may                                    Lifetime Benefit Payment may
                      change based on the attained                                    change based on the attained
                      age of new Relevant Covered                                     age of new Relevant Covered
                      Life                                                            Life
                      - After the first 6 months:                                     - If Owner and their Spouse
                      - Covered Life changes will                                     are no longer married, for
                      cause a reset in the benefits                                   reasons other than death,
                      - Allow us to impose                                            Covered Life changes may
                      investment restrictions                                         occur:
                      - May cause an increase in                                      - If Surrenders have not been
                      rider charge                                                    taken, Owner may remove their
                                                                                      Spouse and replace with new
                                                                                      Spouse (both events do not
                                                                                      need to occur at the same
                                                                                      time)(3)
                                                                                      - If Surrenders have been
                                                                                      taken, Owner may remove their
                                                                                      Spouse but may not add a new
                                                                                      Spouse
                                                                                      - Any other contractual change
                                                                                      which causes a change in the
                                                                                      Covered Life will cause the
                                                                                      Withdrawal Feature to
                                                                                      terminate

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
COVERED LIFE          Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
ISSUE RULES           Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
COVERED LIFE CHANGE   Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option except
                      Covered Life changes within
                      the first 6 months have no
                      impact to the Maximum Contract
                      Value

    (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

APP B-8

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the          Same as The Hartford's          - We will increase the
CONTRACT              Contract Value to the Death     Lifetime Income Foundation --   Contract Value to the Death
CONTINUATION          Benefit value                   Single Life option              Benefit value
                      - The Relevant Covered Life                                     - The Spouse may elect to
                      will be re-determined on the                                    either:
                      date of the continuation                                        A) Continue the Contract and
                      - The Payment Base will be set                                  rider; or
                      equal to the Contract Value,                                    B) Continue the Contract and
                      the Death Benefit will be set                                   revoke the Withdrawal Feature
                      equal to the Contract Value                                     of the rider
                      and the Lifetime Benefit                                        If the Spouse elects to
                      Payment and Withdrawal Percent                                  continue the Contract and
                      will be recalculated on the                                     rider:
                      continuation date                                               - The Payment Base will be set
                      - If Relevant Covered Life is                                   equal to the greater of
                      greater than or equal to 81 at                                  Contract Value or Payment Base
                      the time of continuation, the                                   on the continuation date
                      Rider will terminate. The                                       - The Withdrawal Percent will
                      Death Benefit will be equal to                                  remain frozen at the current
                      the Contract Value                                              Withdrawal Percent if there
                                                                                      have been partial Surrenders
                                                                                      since the rider effective
                                                                                      date. If not, the Withdrawal
                                                                                      Percent will be based on the
                                                                                      attained age of the remaining
                                                                                      Covered Life on the Contract
                                                                                      Anniversary prior to the first
                                                                                      partial Surrender
                                                                                      - The Lifetime Benefit Payment
                                                                                      will be recalculated to equal
                                                                                      the Withdrawal Percent
                                                                                      multiplied by the greater of
                                                                                      Contract Value or Payment Base
                                                                                      on the continuation date

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
SPOUSAL               Same as The Hartford's
CONTRACT              Lifetime Income Foundation --
CONTINUATION          Joint/Spousal option except
                      the Maximum Contract Value
                      will be the greater of
                      Contract Value or Payment Base
                      on the continuation date

   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.

                    APP B-9

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES               - Guaranteed income for a set time period (20      - Guaranteed income for a set time period (14
                         years estimated)                                   years estimated)
                         - Principal protection                             - Potential step-ups every 5 years
                                                                            - Principal protection
DEATH BENEFIT            Not Applicable                                     Not Applicable
AVAILABILITY             - Available at Contract issue or post issue on     - Available at Contract issue or post-issue on
                         contracts effective on or after 11/1/04            current products
                         - Plus contracts must reach the 1st anniversary    - Plus contracts must reach the 1st anniversary
                         before adding post-issue.                          before adding post-issue.
MAXIMUM ISSUE AGE        Qualified, Non-Qualified maximum issue age is 70   - Non-Qualified and Roth IRA -- age 85 except for
                         (owner(s)/annuitant)                               Outlook and Access contracts which have a maximum
                                                                            issue age of 90
                                                                            - IRA/Qualified -- age 80
REVOCABILITY             Revocable in writing anytime after the 5th         Irrevocable
                         anniversary of the rider effective date (6th
                         rider year)
RIDER COMPATIBILITY      Cannot be elected with any of the following:       Cannot be elected with any of the following:
                         - The Hartford's Principal First                   - The Hartford's Principal First Preferred
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         - The Hartford's Lifetime Income Builder II        - The Hartford's Lifetime Income Builder II
                         - The Hartford's Lifetime Income Foundation        - The Hartford's Lifetime Income Foundation
                         - The Hartford's Lifetime Income Builder Selects   - The Hartford's Lifetime Income Builder Selects
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         Portfolios                                         Portfolios
ADDITIONAL CHARGE        Annual charge of 0.20% (20 bps) assessed daily     - Annual charge of 0.50% (50 bps) assessed daily
                                                                            - Can increase the fee on or after the 5th
                                                                            contract anniversary and then every 5 years
                                                                            thereafter only of step-up elected
                                                                            - Maximum charge of 0.75%
BENEFIT AMOUNT           - 100% of Premium Payment when added at issue      - 100% of Premium Payment when added at issue
                         - Contract Value on the rider effective date when  - Contract Value on the rider effective date when
                         added post-issue                                   added post-issue
PAYMENT BASE             Not applicable                                     Not applicable
WITHDRAWAL PERCENTAGE    Not applicable                                     Not applicable
ANNUAL AMOUNT AVAILABLE  BEGINNING IMMEDIATELY:                             BEGINNING IMMEDIATELY:
FOR SURRENDER            BENEFIT PAYMENTS EQUAL 5% OF THE BENEFIT AMOUNT    BENEFIT PAYMENTS EQUAL 7% OF THE BENEFIT AMOUNT
RMD RESET                - Contracts enrolled in automatic RMD (AIP) that   - All partial Surrenders that go over the 7%
                         go over the 5% allowed will not result in a reset  allowed will result in a reset of the Benefit of the Benefit Payment amount if no other partial  Amount and possibly a reset of the Benefit Payment
                         Surrenders have occurred during the Contract       amount
                         Year.                                              - NOT 72t/q friendly
                         - NOT 72t/q friendly

APP B-10

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS  - Not currently enforced                           None
                         - If the restrictions are violated, the
                         withdrawal feature of this rider will be revoked
OWNERSHIP CHANGES        - Ownership changes in the first 12 months from    Same as Principal First Preferred
                         the effective date of the rider will have no
                         impact on the rider benefits as long as age
                         limitation is met
                         - Ownership changes after the first 12 months to
                         someone other than the Spouse will cause a
                         recalculation of the Benefit Amount
SPOUSAL                  There is no option for the Spouse to step up the   Spouse may choose to step up the Benefit Amount to
CONTRACT                 Benefit Amount upon Spousal Contract continuation  the current Contract Value
CONTINUATION

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

APP C-2

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

                                                                     APP C-3

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

APP C-4

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The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

                                                                     APP C-5

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

APP C-6

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each automatic Benefit Amount increase.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D -- EXCHANGE PROGRAMS

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
A. The Hartford's Lifetime Income Builder Conversion Program             APP D-2
B. The Hartford's Lifetime Income Builder Selects and The Hartford's     APP D-9
 Lifetime Income Builder Portfolios Conversion Program
C. The Hartford's Lifetime Income Builder Selects and The Hartford's    APP D-11
 Lifetime Income Builder Portfolios

APP D-2

-------------------------------------------------------------------------------

A. THE HARTFORD'S LIFETIME INCOME BUILDER CONVERSION PROGRAM

We are offering Eligible Contract Owners (as defined below) the opportunity to exchange The Hartford's Lifetime Income Builder rider for The Hartford's Lifetime Income Builder II.

The availability of the conversion program is at the discretion of the Company and will discontinue once The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved in your state. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read the prospectus carefully and discuss this conversion with your Registered Representative prior to converting.

I.   WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       -   You must:

           - own an annuity contract (including any proprietary versions) ("Eligible Contract") as of the conversion date (defined below);

           - have chosen The Hartford's Lifetime Income Builder rider at the time of purchase; and

           - be a customer of a financial intermediary that is currently authorized to sell Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company variable annuity Contracts that includes The Hartford's Lifetime Income Builder II optional benefit.

       -   You must not:

           - be age 76 or older as of the conversion date (including any other Covered Life);

II. WHAT ARE KEY DIFFERENCES BETWEEN THE HARTFORD'S LIFETIME INCOME BUILDER AND THE HARTFORD'S LIFETIME INCOME BUILDER II?

       - The chart below describes some key differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II and the meaning upon conversion. See Section III for additional considerations.

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
FEE                                       Currently equal to 0.40% of Payment       Currently equal to 0.40% of Benefit
                                          Base. Maximum fee is 0.75%. WITHDRAWALS   Amount. Maximum fee is 0.75%.
                                          THAT DO NOT EXCEED THE LIFETIME BENEFIT   WITHDRAWALS REDUCE THE BENEFIT AMOUNT
                                          PAYMENT DO NOT REDUCE THE PAYMENT BASE    AND STEP UPS MAY INCREASE THE BENEFIT
                                          AND STEP-UPS INCREASE THE PAYMENT BASE;   AMOUNT; THEREFORE THE VALUE THAT THE
                                          THEREFORE THE VALUE THAT THE 0.40% FEE    0.40% FEE IS APPLIED TO CAN CHANGE OVER
                                          IS APPLIED TO CAN CHANGE OVER TIME.       TIME.
RELEVANT COVERED LIFE                     The governing life for determining the    N/A
                                          living benefits provided under the rider
BENEFIT AMOUNT                            N/A (Refer to Payment Base)               100% of premium when added at issue
PAYMENT BASE                              UPON CONVERSION:                          N/A (Refer to Benefit Amount)
                                          - Payment Base will be equal to the
                                          Contract Value on the conversion date
                                          - PAYMENT BASE MAY BE LESS THAN BENEFIT
                                          AMOUNT
DEATH BENEFIT                             UPON CONVERSION: Death Benefit will be    Greater of Contract Value or Benefit
                                          equal to the Contract Value on the        Amount
                                          conversion date. If MAV or MAV plus was
                                          previously elected, there will be no
                                          change to these values
BENEFIT PAYMENT/THRESHOLD                 Allows up to a 5% withdrawal (Single      Allows up to a 5% withdrawal of the
                                          Life), or 4.5% withdrawal (Joint Life)    initial Benefit Amount per year prior to
                                          of the Payment Base per year prior to     age 60 adjusted for Withdrawals and
                                          age 60 adjusted for Withdrawals and       Automatic Benefit Amount increases
                                          Automatic Payment Base increases

                                                                     APP D-3

-------------------------------------------------------------------------------

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
LIFETIME BENEFIT PAYMENT                  - The Lifetime Benefit Payment will be    - The Lifetime Benefit Payment is
                                          equal to the Payment Base multiplied by   initially set to equal the initial
                                          the applicable Withdrawal Percent (4.5 -  Benefit Amount multiplied by 5%
                                          7% depending on Relevant Covered Life's   - Available at issue if the oldest Owner
                                          attained age as of first Surrender and    is age 60 or older
                                          whether the Single Life or Joint Life     - Available after the Contract
                                          Option is selected.)                      Anniversary immediately following the
                                          - Allows you to withdraw on each          oldest Owners' 60th birthday if at issue
                                          Contract up to the greater of Payment     the age of the oldest owner is under 60
                                          Base or Contract Value on the
                                          anniversary multiplied by the Withdrawal
                                          Percentage per year once the amount is
                                          established
AUTOMATIC BENEFIT AMOUNT / PAYMENT BASE   Automatic Payment Base increases will     Automatic Benefit Amount increases
INCREASES                                 cease upon the earlier of the Annuity     continue until the earlier of the
                                          Commencement Date or the Contract         Contract Anniversary immediately
                                          Anniversary immediately following the     following the older Owner's or
                                          Relevant Covered Life's attained age of   Annuitant's 75th birthday or the or the
                                          80                                        Annuity Commencement Date
NON-EXCESSIVE PARTIAL SURRENDERS          Withdrawals within the Lifetime Benefit   Withdrawals within the Lifetime Benefit
                                          Payment do not reduce the Payment Base.   Payment or Benefit Payment reduce the
                                          Withdrawals within the Threshold reduce   Benefit Amount by the amount of the
                                          the Payment Base by the amount of         partial surrender
                                          partial surrender
EXCESSIVE PARTIAL SURRENDERS              Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
                                          Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Payment Base in proportion to the     reduce the Benefit Amount to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
EXCESSIVE PARTIAL SURRENDERS & THE DEATH  Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
BENEFIT                                   Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Death Benefit in proportion to the    reduce the Death Benefit to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
SUBSEQUENT PAYMENT LIMITATION             None                                      We reserve the right to approve
                                                                                    subsequent Premium Payments after the
                                                                                    first 12 months
                                                                                    Subsequent Premium Payments with a
                                                                                    cumulative total of $100,000 or greater
                                                                                    require prior approval by the Company.
                                                                                    This restriction is not currently
                                                                                    enforced.
JOINT OWNERSHIP                           Rider may be elected as a Single Life     Single Life only
                                          Option or Joint Life Option

STATE VARIATIONS. THE FOREGOING DISCUSSION DOES NOT TAKE INTO CONSIDERATION STATE VARIATIONS, IF ANY.

DEFINITIONS. ALL INITIAL CAPITALIZED TERMS SHALL HAVE SUCH MEANING AS PROVIDED IN YOUR PROSPECTUS.

APP D-4

-------------------------------------------------------------------------------

III. OTHER KEY CONSIDERATIONS.

       - THIS CONVERSION OFFER IS DESIGNED FOR CONTRACT OWNERS THAT INTEND TO DEFER TAKING PARTIAL SURRENDERS IN ORDER TO INCREASE THE WITHDRAWAL PERCENT AVAILABLE TO SET LIFETIME BENEFIT PAYMENTS AND WHO OTHERWISE SEEK THE ADDED FLEXIBILITY OF PROVIDING POTENTIAL LIFETIME WITHDRAWALS FOR THEIR SPOUSE. THIS CONVERSION MAY NOT BE SUITABLE FOR ANYONE WHO MAY BE ANTICIPATING AN IMMINENT CHANGE IN THE RELEVANT COVERED LIFE OR ANY OTHER PERTINENT CONTRACT PARTIES.

       - LIFETIME BENEFIT PAYMENTS WILL NOT NECESSARILY BE THE SAME AS, OR HIGHER THAN, BENEFIT PAYMENTS OR LIFETIME BENEFIT PAYMENTS AVAILABLE UNDER THE HARTFORD'S LIFETIME INCOME BUILDER. WITHDRAWALS FROM THE LIFETIME INCOME BUILDER II RIDER MAY AFFECT THE GUARANTEES IF THE RELEVANT COVERED LIFE IS AGE 60 OR YOUNGER.

       - LIFETIME BENEFIT PAYMENTS UNDER THE HARTFORD'S LIFETIME INCOME BUILDER II DO NOT REDUCE THE PAYMENT BASE; THEREFORE THE FEE OF 0.40% OF PAYMENT BASE WILL NEVER BE APPLIED TO AN AMOUNT LESS THAN YOUR INITIAL PAYMENT BASE. HOWEVER, IN THE EVENT THAT AN EXCESS WITHDRAWAL IS TAKEN, OR A WITHDRAWAL IS MADE IN A NON-ELIGIBLE WITHDRAWAL YEAR, THE PAYMENT BASE WILL BE REDUCED BY THE METHODS DESCRIBED IN YOUR PROSPECTUS.

       - After the conversion date, your death benefit will no longer be The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit. Your new death benefit will be your Contract Value on the conversion date. If you previously elected the optional death benefits MAV or MAV Plus, there will be no change to your death benefit. YOUR DEATH BENEFIT MAY BE REDUCED IF AS OF THE CONVERSION DATE YOUR CONTRACT VALUE AND PREMIUM PAYMENTS ARE LESS THAN YOUR BENEFIT AMOUNT.

       - You should discuss with your registered representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. YOU SHOULD DISCUSS YOUR PARTICULAR CIRCUMSTANCES AND THE TAX CONSEQUENCES OF THIS CONVERSION WITH YOUR TAX ADVISER, AS WE MAKE NO REPRESENTATION REGARDING THE TAX CONSEQUENCES OF AN EXCHANGE OF THESE RIDERS.

       - Please read your prospectus carefully and particularly the description of each rider and Appendix B -- Optional Benefits Comparison for a more complete description of the differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II.

       - We are not obligated to offer rider exchange privileges if and once this offer is withdrawn.

       -   This offer is not available through all broker/dealers.

       - Your annuitization options for each rider may differ and your guarantee period under The Hartford's Lifetime Income Builder II may be less than under The Hartford's Lifetime Income Builder. If you select The Hartford's Lifetime Income Builder II Joint Life Option, the payment will be based on both Covered Lives. Please refer to your prospectus for details.

IV.  HOW DOES THE EXCHANGE PROCESS WORK?

       - You must complete The Hartford's Lifetime Income Builder Conversion Program Form to exchange your The Hartford's Lifetime Income Builder rider. The date that you comply with all our requirements to exchange your existing The Hartford's Lifetime Income Builder rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder II rider. We will also use the conversion date for establishing your eligibility for this offer.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect.

       -   You may not cancel your election after the conversion date.

       - A prorated final The Hartford's Lifetime Income Builder rider charge will be assessed as of the conversion date. You will not be charged for The Hartford's Lifetime Income Builder II until your first conversion date anniversary and each annual anniversary thereafter. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. IF YOUR BENEFIT AMOUNT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER WAS HIGHER THAN YOUR CONTRACT VALUE, YOU WILL NOT RECEIVE THAT AMOUNT.

       - We will not provide any credit for the time that you owned The Hartford's Lifetime Income Builder rider. Therefore, annual automatic Payment Base increases will commence on conversion date anniversaries rather than Contract Anniversaries.

       - There are no additional cancellation privileges afforded to you by participating in this conversion program.

       -   All joint Owners must consent to this conversion.

                    APP D-5

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

   AGE               ACCOUNT       BENEFIT     GUARANTEED
   BOY     RETURN   VALUE BOY    AMOUNT BOY        WD       ACTUAL WD
----------------------------------------------------------------------
   60       0.06     $100,000     $100,000       $5,000       $5,000
   61       0.06     $100,317      $95,665       $5,000       $5,000
   62       0.06     $100,673      $90,968       $5,000       $5,000
   63       0.06     $101,068      $86,288       $5,000       $5,000
   64       0.06     $101,505      $81,624       $5,000       $5,000
   65       0.06     $101,988      $76,973       $5,000       $5,000
   66       0.06     $102,518      $72,333       $5,000       $5,000
   67       0.06     $103,098      $67,701       $5,000       $5,000
   68       0.06     $103,731      $63,074       $5,000       $5,000
   69       0.06     $104,422      $58,449       $5,000       $5,000
   70       0.06     $105,172      $53,822       $5,000       $5,000
   71       0.06     $105,985      $49,191       $5,000       $5,000
   72       0.06     $106,866      $44,550       $5,000       $5,000
   73       0.06     $107,818      $39,895       $5,000       $5,000
   74       0.06     $108,847      $35,221       $5,000       $5,000
   75       0.06     $109,955      $30,523       $5,000       $5,000
   76       0.06     $111,149      $25,796       $5,000       $5,000
   77       0.06     $112,435      $20,796       $5,000       $5,000
   78       0.06     $113,818      $15,796       $5,000       $5,000
   79       0.06     $115,304      $10,796       $5,000       $5,000
   80       0.06     $116,899      $5,796        $5,000       $5,000
   81       0.06     $118,610       $796         $5,000       $5,000
   82       0.06     $120,426        $0          $5,000       $5,000
   83       0.06     $122,352        $0          $5,000       $5,000
   84       0.06     $124,393        $0          $5,000       $5,000
   85       0.06     $126,557        $0          $5,000       $5,000

   AGE       BENEFIT     DEATH BENEFIT   ACCOUNT
   BOY      AMOUNT EOY        EOY       VALUE EOY    FEE
---------  ----------------------------------------------
   60        $95,665        $95,665      $100,700   $383
   61        $90,968        $90,968      $101,036   $364
   62        $86,288        $86,288      $101,413   $345
   63        $81,624        $81,624      $101,832   $326
   64        $76,973        $76,973      $102,296   $308
   65        $72,333        $72,333      $102,807   $289
   66        $67,701        $67,701      $103,369   $271
   67        $63,074        $63,074      $103,984   $252
   68        $58,449        $58,449      $104,655   $234
   69        $53,822        $53,822      $105,387   $215
   70        $49,191        $49,191      $106,182   $197
   71        $44,550        $44,550      $107,044   $178
   72        $39,895        $39,895      $107,978   $160
   73        $35,221        $35,221      $108,987   $141
   74        $30,523        $30,523      $110,077   $122
   75        $25,796        $25,796      $111,253   $103
   76        $20,796        $20,796      $112,518    $83
   77        $15,796        $15,796      $113,881    $63
   78        $10,796        $10,796      $115,347    $43
   79         $5,796        $5,796       $116,922    $23
   80          $796          $796        $118,613    $3
   81           $0            $0         $120,426    $0
   82           $0            $0         $122,352    $0
   83           $0            $0         $124,393    $0
   84           $0            $0         $126,557    $0
   85           $0            $0         $128,850    $0

ASSUMPTIONS:                                   LEGEND:
--------------------------------------------------------------------------------------------
 Age 60                                        BOY               Beginning of Year
 Annual withdrawals taken, within limit        EOY               End of Year
 Market Performance = Annual 6% Gain           WD                Withdrawal

APP D-6

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE               ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN    VALUE BOY     BASE BOY        WD           WD
--------------------------------------------------------------------
  60      0.06     $100,000      $100,000      $5,000       $5,000
  61      0.06     $100,297      $100,700      $5,035       $5,035
  62      0.06     $100,611      $101,015      $5,051       $5,051
  63      0.06     $100,942      $101,348      $5,067       $5,067
  64      0.06     $101,292      $101,699      $5,085       $5,085
  65      0.06     $101,661      $102,069      $5,103       $5,103
  66      0.06     $102,051      $102,461      $5,123       $5,123
  67      0.06     $102,463      $102,874      $5,144       $5,144
  68      0.06     $102,897      $103,310      $5,166       $5,166
  69      0.06     $103,356      $103,771      $5,189       $5,189
  70      0.06     $103,840      $104,257      $5,213       $5,213
  71      0.06     $104,352      $104,771      $5,239       $5,239
  72      0.06     $104,891      $105,313      $5,266       $5,266
  73      0.06     $105,461      $105,885      $5,294       $5,294
  74      0.06     $106,063      $106,489      $5,324       $5,324
  75      0.06     $106,698      $107,127      $5,356       $5,356
  76      0.06     $107,369      $107,800      $5,390       $5,390
  77      0.06     $108,077      $108,511      $5,426       $5,426
  78      0.06     $108,825      $109,262      $5,463       $5,463
  79      0.06     $109,614      $110,054      $5,503       $5,503
  80      0.06     $110,447      $110,891      $5,545       $5,545
  81      0.06     $111,330      $110,891      $5,545       $5,567
  82      0.06     $112,267      $110,891      $5,545       $5,613
  83      0.06     $113,259      $110,891      $5,545       $5,663
  84      0.06     $114,311      $110,891      $5,545       $5,716
  85      0.06     $115,426      $110,891      $5,545       $5,771

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $100,700   $403
  61       $5,000     $100,700     $90,000      $101,015   $404
  62       $5,000     $101,015     $85,000      $101,348   $405
  63       $5,000     $101,348     $80,000      $101,699   $407
  64       $5,000     $101,699     $75,000      $102,069   $408
  65       $5,000     $102,069     $70,000      $102,461   $410
  66       $5,000     $102,461     $65,000      $102,874   $411
  67       $5,000     $102,874     $60,000      $103,310   $413
  68       $5,000     $103,310     $55,000      $103,771   $415
  69       $5,000     $103,771     $50,000      $104,257   $417
  70       $5,000     $104,257     $45,000      $104,771   $419
  71       $5,000     $104,771     $40,000      $105,313   $421
  72       $5,000     $105,313     $35,000      $105,885   $424
  73       $5,000     $105,885     $30,000      $106,489   $426
  74       $5,000     $106,489     $25,000      $107,127   $429
  75       $5,000     $107,127     $20,000      $107,800   $431
  76       $5,000     $107,800     $15,000      $108,511   $434
  77       $5,000     $108,511     $10,000      $109,262   $437
  78       $5,000     $109,262      $5,000      $110,054   $440
  79       $5,000     $110,054        $0        $110,891   $444
  80       $5,000     $110,891        $0        $111,774   $444
  81       $5,000     $110,891        $0        $112,710   $444
  82       $5,000     $110,891        $0        $113,703   $444
  83       $5,000     $110,891        $0        $114,755   $444
  84       $5,000     $110,891        $0        $115,870   $444
  85       $5,000     $110,891        $0        $117,052   $444

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Gain           WD             Withdrawal

                    APP D-7

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following table is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount Death Benefit and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit and Rider Fee.

   AGE                  ACCOUNT         BENEFIT         GUARANTEED
   BOY      RETURN     VALUE BOY       AMOUNT BOY           WD          ACTUAL WD
-----------------------------------------------------------------------------------
   60       -0.06      $100,000         $100,000          $5,000         $5,000
   61       -0.06       $88,920         $95,000           $5,000         $5,000
   62       -0.06       $78,525         $90,000           $5,000         $5,000
   63       -0.06       $68,773         $85,000           $5,000         $5,000
   64       -0.06       $59,627         $80,000           $5,000         $5,000
   65       -0.06       $51,049         $75,000           $5,000         $5,000
   66       -0.06       $43,006         $70,000           $5,000         $5,000
   67       -0.06       $35,466         $65,000           $5,000         $5,000
   68       -0.06       $28,398         $60,000           $5,000         $5,000
   69       -0.06       $21,774         $55,000           $5,000         $5,000
   70       -0.06       $15,568         $50,000           $5,000         $5,000
   71       -0.06       $9,754          $45,000           $5,000         $5,000
   72       -0.06       $4,308          $40,000           $5,000         $5,000
   73       -0.06         $0            $35,000           $5,000         $5,000
   74       -0.06         $0            $30,000           $5,000         $5,000
   75       -0.06         $0            $25,000           $5,000         $5,000
   76       -0.06         $0            $20,000           $5,000         $5,000
   77       -0.06         $0            $15,000           $5,000         $5,000
   78       -0.06         $0            $10,000           $5,000         $5,000
   79       -0.06         $0             $5,000           $5,000         $5,000
   80       -0.06         $0               $0             $5,000         $5,000
   81       -0.06         $0               $0             $5,000         $5,000
   82       -0.06         $0               $0             $5,000         $5,000
   83       -0.06         $0               $0             $5,000         $5,000
   84       -0.06         $0               $0             $5,000         $5,000
   85       -0.06         $0               $0             $5,000         $5,000

                                     DEATH BENEFIT
   AGE         BENEFIT             EOY = BA            ACCOUNT
   BOY       AMOUNT EOY              EOY              VALUE EOY          FEE
---------  ------------------------------------------------------------------
   60          $95,000             $95,000             $89,300          $380
   61          $90,000             $90,000             $78,885          $360
   62          $85,000             $85,000             $69,113          $340
   63          $80,000             $80,000             $59,947          $320
   64          $75,000             $75,000             $51,349          $300
   65          $70,000             $70,000             $43,286          $280
   66          $65,000             $65,000             $35,726          $260
   67          $60,000             $60,000             $28,638          $240
   68          $55,000             $55,000             $21,994          $220
   69          $50,000             $50,000             $15,768          $200
   70          $45,000             $45,000             $9,934           $180
   71          $40,000             $40,000             $4,468           $160
   72          $35,000             $35,000               $0              $0
   73          $30,000             $30,000               $0              $0
   74          $25,000             $25,000               $0              $0
   75          $20,000             $20,000               $0              $0
   76          $15,000             $15,000               $0              $0
   77          $10,000             $10,000               $0              $0
   78          $5,000               $5,000               $0              $0
   79            $0                   $0                 $0              $0
   80            $0                   $0                 $0              $0
   81            $0                   $0                 $0              $0
   82            $0                   $0                 $0              $0
   83            $0                   $0                 $0              $0
   84            $0                   $0                 $0              $0
   85            $0                   $0                 $0              $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

APP D-8

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE             ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN  VALUE BOY    BASE BOY         WD           WD
------------------------------------------------------------------
  60     -0.06    $100,000    $100,000       $5,000       $5,000
  61     -0.06    $88,900     $100,000       $5,000       $5,000
  62     -0.06    $78,466     $100,000       $5,000       $5,000
  63     -0.06    $68,658     $100,000       $5,000       $5,000
  64     -0.06    $59,439     $100,000       $5,000       $5,000
  65     -0.06    $50,772     $100,000       $5,000       $5,000
  66     -0.06    $42,626     $100,000       $5,000       $5,000
  67     -0.06    $34,968     $100,000       $5,000       $5,000
  68     -0.06    $27,770     $100,000       $5,000       $5,000
  69     -0.06    $21,004     $100,000       $5,000       $5,000
  70     -0.06    $14,644     $100,000       $5,000       $5,000
  71     -0.06     $8,665     $100,000       $5,000       $5,000
  72     -0.06     $3,045     $100,000       $5,000       $5,000
  73     -0.06       $0       $100,000       $5,000       $5,000
  74     -0.06       $0       $100,000       $5,000       $5,000
  75     -0.06       $0       $100,000       $5,000       $5,000
  76     -0.06       $0       $100,000       $5,000       $5,000
  77     -0.06       $0       $100,000       $5,000       $5,000
  78     -0.06       $0       $100,000       $5,000       $5,000
  79     -0.06       $0       $100,000       $5,000       $5,000
  80     -0.06       $0       $100,000       $5,000       $5,000
  81     -0.06       $0       $100,000       $5,000       $5,000
  82     -0.06       $0       $100,000       $5,000       $5,000
  83     -0.06       $0       $100,000       $5,000       $5,000
  84     -0.06       $0       $100,000       $5,000       $5,000
  85     -0.06       $0       $100,000       $5,000       $5,000

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $89,300    $400
  61       $5,000     $100,000     $90,000      $78,866    $400
  62       $5,000     $100,000     $85,000      $69,058    $400
  63       $5,000     $100,000     $80,000      $59,839    $400
  64       $5,000     $100,000     $75,000      $51,172    $400
  65       $5,000     $100,000     $70,000      $43,026    $400
  66       $5,000     $100,000     $65,000      $35,368    $400
  67       $5,000     $100,000     $60,000      $28,170    $400
  68       $5,000     $100,000     $55,000      $21,404    $400
  69       $5,000     $100,000     $50,000      $15,044    $400
  70       $5,000     $100,000     $45,000       $9,065    $400
  71       $5,000     $100,000     $40,000       $3,445    $400
  72       $5,000     $100,000     $35,000         $0      $400
  73       $5,000     $100,000     $30,000         $0       $0
  74       $5,000     $100,000     $25,000         $0       $0
  75       $5,000     $100,000     $20,000         $0       $0
  76       $5,000     $100,000     $15,000         $0       $0
  77       $5,000     $100,000     $10,000         $0       $0
  78       $5,000     $100,000      $5,000         $0       $0
  79       $5,000     $100,000        $0           $0       $0
  80       $5,000     $100,000        $0           $0       $0
  81       $5,000     $100,000        $0           $0       $0
  82       $5,000     $100,000        $0           $0       $0
  83       $5,000     $100,000        $0           $0       $0
  84       $5,000     $100,000        $0           $0       $0
  85       $5,000     $100,000        $0           $0       $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

                                                                     APP D-9

-------------------------------------------------------------------------------

B. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS CONVERSION PROGRAM

We reserve the right, in our sole discretion, to offer Eligible Contract Owners the opportunity to exchange The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation for the currently issued version of either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios subject to the terms and conditions below.

The availability of the conversion program is at our discretion and may be withdrawn in whole, or in part, at any time without notice. The opportunity to convert your rider to The Hartford's Lifetime Income Builder Portfolios will expire 90 days after the effective date of this rider exchange program. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read this prospectus carefully and discuss this conversion with your Registered Representative prior to electing to participate in this conversion program.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

     This conversion program is available to Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

     You must:

           - If electing The Hartford's Lifetime Income Builder Portfolios, you must have purchased a deferred individual annuity contract from us between 1/1/08 - 5/3/08 (or later if The Hartford's Lifetime Income Builder Portfolios was not approved in your state). If electing The Hartford's Lifetime Income Builder Selects, you must have purchased a deferred individual annuity contract from us after 11/01/05 (each, an "Eligible Contract"). You must still own such Contract as of the conversion date (defined below); and

           - Have previously elected The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation at the time of purchase or as a result of a Company-sponsored exchange program; and

           - Be a customer of a Financial Intermediary that has approved the sale of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios; and

           - The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved for sale in your state.

     You must not be age 81 or older as of the conversion date (including any other Covered Life).

II. WHAT ARE KEY DIFFERENCES BETWEEN THE NEW RIDERS AND MY CURRENT RIDER?

     Please refer to Appendix B for a table describing some of the key differences between The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

III. HOW DOES THE CONVERSION PROCESS WORK?

       - You must complete a Conversion Program Form to exchange your The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation rider. The date that you comply with all our requirements to exchange your existing rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios rider selected. We will also use the conversion date for establishing your eligibility for this conversion program. Your request for conversion will not be in good order until the requisite fund transfers are made.

       - If you elect either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios, you must abide by all restrictions applicable to these riders, including, but not limited to, investment restrictions described in this prospectus.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect after the conversion date.

       -   You may not cancel your election after the conversion date.

       - A prorated final rider charge for your pre-conversion rider will be assessed as of the conversion date. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. YOUR PAYMENT BASE UNDER YOUR EXISTING RIDER WILL NOT CARRY OVER AS YOUR NEW PAYMENT BASE.

APP D-10

-------------------------------------------------------------------------------

       - Your Withdrawal Percent under The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios is based on the attained age of the relevant Covered Life on the effective date of the conversion. If the Withdrawal Percent had been locked in under The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, it will be unlocked and reset upon conversion.

       - Your new death benefit will equal your Contract Value on the effective date of the conversion and thereafter will operate under the terms of the Guaranteed Minimum Death Benefit. CONVERSION OF YOUR RIDER MAY HAVE THE AFFECT OF REDUCING YOUR DEATH BENEFIT.

       - Your Lifetime Benefit Payment will be equal to your Payment Base multiplied by your Withdrawal Percent for the remainder of the rider year. Your Lifetime Benefit Payment will reset upon the next Contract Anniversary according to the terms of the rider you selected.

       -   All Joint Owners and the Annuitant must consent to this conversion.

       - Any changes in Covered Lives will affect your benefits under your new riders.

       - The survivorship option selected under your existing riders may not be amended in connection with your exercising your conversion privileges.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

       - YOUR PAYMENT BASE, GUARANTEED MINIMUM DEATH BENEFIT, AND LIFETIME BENEFIT PAYMENTS MAY BE LOWER AND RIDER CHARGES MAY BE HIGHER THAN, THOSE AVAILABLE UNDER YOUR CURRENT RIDER.

       - You should discuss with your Registered Representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. You should discuss your particular circumstances and the tax consequences of this conversion with your tax advisor, as we make no representation regarding the tax consequences of an exchange of these riders.

       - We are not obligated to offer rider conversion privileges if and once this offer is withdrawn.

       - These conversion privileges may not be available through all Financial Intermediaries.

       - For a comparison of the features of each rider, please see Appendix B, and read sections describing each rider below.

                                                                    APP D-11

-------------------------------------------------------------------------------

C. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparisons in Appendix B.

WHEN CAN YOU BUY THE RIDERS?

Subject to state availability, you may elect either rider if you are eligible to participate in a designated Company sponsored exchange program. The benefits comprising either rider may not be purchased separately. The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios riders are sold separately. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-12

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either riders' effective date. The fee increase will only apply if you are eligible for future automatic Payment Base and/or Withdrawal Percent increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider. If we cease sales of either or both riders, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; (b) you notify us in writing of your election to permanently waive automatic Payment Base and Withdrawal Percent increases; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering either or both riders (or options).

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

                                                                    APP D-13

-------------------------------------------------------------------------------

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
                                              SINGLE LIFE         JOINT/SPOUSAL
    RELEVANT COVERED LIFE ATTAINED AGE           OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percentage will increase according to this schedule if:

- You are entitled to an automatic Payment Base increase during the Contract Year when the Relevant Covered Life's birthday coincides with a new age band; and

-   You have not waived your obligation to pay potential rider fee increases.

Your new Withdrawal Percent will take effect on either of the following dates depending on whether a partial Surrender was ever taken:

- If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

- If a partial Surrender HAS been taken, then your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs after the birthday that brought you into a new Withdrawal Percent age band (and not that birthday).

APP D-14

-------------------------------------------------------------------------------

See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" for a description of circumstances when your Withdrawal Percent may change based on a permissible Covered Life change.

See Examples 1-3 and 20 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract -- generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

-   Lifetime Benefit Payments will continue; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

                                                                    APP D-15

-------------------------------------------------------------------------------

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

APP D-16

-------------------------------------------------------------------------------

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the

                                                                    APP D-17

-------------------------------------------------------------------------------

effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

APP D-18

-------------------------------------------------------------------------------

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

                                                                    APP D-19

-------------------------------------------------------------------------------

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime

APP D-20

-------------------------------------------------------------------------------

  Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD

OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                 $1,221   $2,321   $3,225        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,346   $2,496   $3,538        $5,694

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $484        $1,649   $2,796        $5,589
Core                              $453        $1,561   $2,659        $5,356
Edge                              $939        $1,925   $2,908        $5,347
Outlook                           $489        $1,663   $2,819        $5,627
Plus                              $484        $1,649   $2,796        $5,589

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                   $558   $1,666   $2,764        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                                $594   $1,768   $2,924        $5,732
Plus                                   $589   $1,754   $2,901        $5,694

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

APP E-2

-------------------------------------------------------------------------------

If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

                                                                     APP E-3

-------------------------------------------------------------------------------

The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

APP E-4

-------------------------------------------------------------------------------

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

-------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series V of Hartford Select Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                          SERIES V OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                  [To be filed by Amendment]

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $122,003,581; 2005: $38,481,029; and 2004: $1,248,672.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY:



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.262
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203              268
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.255
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,443            1,504
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --
  Accumulation Unit Value at end of
   period                                     $9.789               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --
  Accumulation Unit Value at end of
   period                                     $9.784               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --
  Accumulation Unit Value at end of
   period                                     $9.781               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --
  Accumulation Unit Value at end of
   period                                     $9.775               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --
  Accumulation Unit Value at end of
   period                                     $9.775               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --
  Accumulation Unit Value at end of
   period                                     $9.767               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.618
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              217
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.602
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    620              692
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.086
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,115            4,473
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,344           13,911
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232

6

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.795
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851            1,266
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.786
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,938              675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.384
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.369
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.479
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              361
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.472
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,875            4,010

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.832
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.796
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $12.328
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              576
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $12.241
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,717            2,743
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527

8

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.078
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,264            2,164
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.072
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           16,259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.386
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              490
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.291
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,156            2,165
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.646
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182               94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.643
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866

10

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $14.005
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              178
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.906
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $18.184
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $18.055
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.063
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,680            1,631
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $12.970
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,517            5,731

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.448
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,818            1,743
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.360
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,872            6,112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $14.878
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              583
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $14.773
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,686            1,740
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877

12

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $18.684
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $18.552
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              256
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.041
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.026
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $14.497
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,079            1,796
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $14.435
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,803            2,930
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.698
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              140
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.652
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              361
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93

14

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.541
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.525
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $14.026
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              529
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.980
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,588            1,250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --
  Accumulation Unit Value at end of
   period                                     $9.253               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --
  Accumulation Unit Value at end of
   period                                     $9.248               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --
  Accumulation Unit Value at end of
   period                                     $9.246               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --
  Accumulation Unit Value at end of
   period                                     $9.240               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --
  Accumulation Unit Value at end of
   period                                     $9.240               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --
  Accumulation Unit Value at end of
   period                                     $9.233               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.022
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              116
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $11.937
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    687              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $6.865
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $6.865
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.766
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              340
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.661
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,005              867
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900

16

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.103
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,733            2,792
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.096
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,644           10,746
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.272
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               74
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.213
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              215
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.486
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.433
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              325
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.861
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $13.762
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586

18

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $12.052
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              135
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.966
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    605              709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.536
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.482
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.809
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    488              447
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.747
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,110              991

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.368
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.336
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $11.583
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $11.500
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    526              472
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253

20

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269           $9.962
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251           $9.948
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $13.168
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $13.151
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.280
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.265
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $13.146
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    831              770
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $13.053
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,467            2,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373

22

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $15.435
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $15.385
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.598           $4.059
  Accumulation Unit Value at end of
   period                                     $5.391           $4.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.590           $4.053
  Accumulation Unit Value at end of
   period                                     $5.376           $4.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.438           $8.169
  Accumulation Unit Value at end of
   period                                    $11.398           $9.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.421           $8.157
  Accumulation Unit Value at end of
   period                                    $11.366           $9.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.650          $11.504
  Accumulation Unit Value at end of
   period                                    $12.947          $12.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.626          $11.487
  Accumulation Unit Value at end of
   period                                    $12.911          $12.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.662          $11.311
  Accumulation Unit Value at end of
   period                                    $11.901          $11.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.641          $11.294
  Accumulation Unit Value at end of
   period                                    $11.867          $11.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

24

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.029           $6.261
  Accumulation Unit Value at end of
   period                                     $8.477           $7.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.016           $6.252
  Accumulation Unit Value at end of
   period                                     $8.453           $7.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.888           $9.500
  Accumulation Unit Value at end of
   period                                    $12.452          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.486
  Accumulation Unit Value at end of
   period                                    $12.417          $10.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $17.951
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $17.892
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $15.618
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,279            1,211
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $15.507
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,139            2,076
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304

26

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $17.577
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $17.453
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $12.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $12.215
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.936
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,188            1,106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.837
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,620

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.681          $10.262
  Accumulation Unit Value at end of
   period                                    $13.142          $11.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.675          $10.261
  Accumulation Unit Value at end of
   period                                    $13.122          $11.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.964          $11.172
  Accumulation Unit Value at end of
   period                                    $13.753          $12.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.940          $11.156
  Accumulation Unit Value at end of
   period                                    $13.714          $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --

28

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.920          $15.203
  Accumulation Unit Value at end of
   period                                    $16.272          $16.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.889          $15.180
  Accumulation Unit Value at end of
   period                                    $16.226          $16.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.971          $15.268
  Accumulation Unit Value at end of
   period                                    $17.132          $16.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.940          $15.246
  Accumulation Unit Value at end of
   period                                    $17.084          $16.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --



(a)  Inception date November 12, 2007.

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY:



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.318
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,542            1,659
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.312
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,743           10,297
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.299
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.299
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.262
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              939
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.255
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,548            5,294
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

30

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.618
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              524
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.602
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,396            1,557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.086
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,962            9,739
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,443           26,808

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.795
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    816              499
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.786
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,698            3,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.384
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.369
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286

32

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.479
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,701            2,769
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.472
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,288           13,389
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.832
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.796
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $12.328
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            2,952
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $12.241
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,207           11,265
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.078
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,818           17,576
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.072
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68,553           74,980
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880

34

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.386
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,505            1,438
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.291
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,860            6,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               35
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.646
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              201
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.643
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,020              815

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $14.005
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851              865
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.906
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,052            3,235
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $18.184
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    364              383
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $18.055
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,517            1,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005

36

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.063
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,673            4,883
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $12.970
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,290           18,524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.448
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,987            6,223
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.360
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,696           19,476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $14.878
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,440
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $14.773
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,174            4,450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $18.684
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    322              323
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $18.552
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,124            1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378

38

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.041
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.026
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $14.497
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,143            1,904
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $14.435
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,494            6,794
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.698
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              326
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.652
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    868              914

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.541
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.525
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $14.026
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    813              777
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.980
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,017            2,775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669

40

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.022
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              551
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $11.937
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,713            1,889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $6.865
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $6.865
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.766
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              635
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.661
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,433            2,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.103
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,488            7,071
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.096
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,299           30,252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61

42

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.272
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              215
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.213
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    446              662
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.486
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.433
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              556
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.861
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $13.762
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              175

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $12.052
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              283
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.966
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,135            1,406
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.536
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              559
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.482
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              681
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663

44

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.809
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,240            1,305
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.747
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,369            2,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.368
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              395
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.336
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,400            1,674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $11.583
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              451
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $11.500
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,291            1,416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269           $9.962
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251           $9.948
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118

46

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $13.168
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $13.151
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.280
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.265
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $13.146
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,628            1,682
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $13.053
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,780            6,059

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $15.435
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              134
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $15.385
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              528
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.598           $4.059
  Accumulation Unit Value at end of
   period                                     $5.391           $4.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.590           $4.053
  Accumulation Unit Value at end of
   period                                     $5.376           $4.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               31

48

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                2
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.438           $8.169
  Accumulation Unit Value at end of
   period                                    $11.398           $9.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.421           $8.157
  Accumulation Unit Value at end of
   period                                    $11.366           $9.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.650          $11.504
  Accumulation Unit Value at end of
   period                                    $12.947          $12.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.626          $11.487
  Accumulation Unit Value at end of
   period                                    $12.911          $12.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.662          $11.311
  Accumulation Unit Value at end of
   period                                    $11.901          $11.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.641          $11.294
  Accumulation Unit Value at end of
   period                                    $11.867          $11.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.029           $6.261
  Accumulation Unit Value at end of
   period                                     $8.477           $7.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.016           $6.252
  Accumulation Unit Value at end of
   period                                     $8.453           $7.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4

50

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.888           $9.500
  Accumulation Unit Value at end of
   period                                    $12.452          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.486
  Accumulation Unit Value at end of
   period                                    $12.417          $10.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $17.951
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    371              294
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $17.892
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,299
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $15.618
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,556            1,524
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $15.507
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,057            6,545

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $17.577
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              206
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $17.453
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    652              720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $12.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              844
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $12.215
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,376            2,536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308

52

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.936
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,095            1,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.837
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            3,386
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.681          $10.262
  Accumulation Unit Value at end of
   period                                    $13.142          $11.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.675          $10.261
  Accumulation Unit Value at end of
   period                                    $13.122          $11.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.964          $11.172
  Accumulation Unit Value at end of
   period                                    $13.753          $12.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.940          $11.156
  Accumulation Unit Value at end of
   period                                    $13.714          $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.920          $15.203
  Accumulation Unit Value at end of
   period                                    $16.272          $16.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.889          $15.180
  Accumulation Unit Value at end of
   period                                    $16.226          $16.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142               68

54

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.971          $15.268
  Accumulation Unit Value at end of
   period                                    $17.132          $16.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.940          $15.246
  Accumulation Unit Value at end of
   period                                    $17.084          $16.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152               67
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                7



(a)  Inception date November 12, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    AIM V.I. CAPITAL
                                AIM V.I. BASIC        APPRECIATION        AIM V.I. CORE
                                  VALUE FUND              FUND             EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  18,338,339            3,951,206           11,664,952
                                ==============       ==============       ==============
  Cost                            $177,981,475          $91,012,449         $292,690,273
                                ==============       ==============       ==============
  Market Value                    $233,447,053         $116,047,052         $339,565,897
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --                   --
 Receivable from fund shares
  sold                                  20,837               73,144              111,450
 Other assets                               --                   --                   --
                                --------------       --------------       --------------
 Total Assets                      233,467,890          116,120,196          339,677,347
                                --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             20,837               73,144              111,450
 Payable for fund shares
  purchased                                 --                   --                   --
 Other liabilities                           8                1,027                6,717
                                --------------       --------------       --------------
 Total Liabilities                      20,845               74,171              118,167
                                --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $233,447,045         $116,046,025         $339,559,180
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.             AIM V.I.         AIM V.I. MID CAP      AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL         CORE EQUITY           CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND              FUND                 FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      65,033,075            6,713,115           26,861,576            7,159,370
                                    ==============       ==============       ==============       ==============
  Cost                                $789,813,940         $179,355,169         $312,880,266         $104,053,287
                                    ==============       ==============       ==============       ==============
  Market Value                        $783,648,552         $225,762,062         $391,373,152         $111,185,020
 Due from Hartford Life and
  Annuity Insurance Company                796,229              502,974               85,458              315,130
 Receivable from fund shares
  sold                                          --                   --                   --                   --
 Other assets                                   --                   --                   --                   --
                                    --------------       --------------       --------------       --------------
 Total Assets                          784,444,781          226,265,036          391,458,610          111,500,150
                                    --------------       --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   --                   --                   --
 Payable for fund shares
  purchased                                796,229              502,974               85,458              315,130
 Other liabilities                              60                   12                   42                    1
                                    --------------       --------------       --------------       --------------
 Total Liabilities                         796,289              502,986               85,500              315,131
                                    --------------       --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $783,648,492         $225,762,050         $391,373,110         $111,185,019
                                    ==============       ==============       ==============       ==============

                                 AIM V.I.      AIM V.I. CAPITAL      AMERICAN
                                 LARGE CAP        DEVELOPMENT      FUNDS GLOBAL
                                GROWTH FUND          FUND            BOND FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 3,776,879           3,814           7,756,743
                               =============       =========       =============
  Cost                           $47,992,871         $75,392         $82,622,717
                               =============       =========       =============
  Market Value                   $59,863,584         $71,893         $83,850,394
 Due from Hartford Life and
  Annuity Insurance Company            6,940             603             495,956
 Receivable from fund shares
  sold                                    --              --                  --
 Other assets                             --              --                   1
                               -------------       ---------       -------------
 Total Assets                     59,870,524          72,496          84,346,351
                               -------------       ---------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --              --                  --
 Payable for fund shares
  purchased                            6,940             603             495,956
 Other liabilities                       282              --                  --
                               -------------       ---------       -------------
 Total Liabilities                     7,222             603             495,956
                               -------------       ---------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $59,863,302         $71,893         $83,850,395
                               =============       =========       =============

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN                        AMERICAN FUNDS
                                 FUNDS GLOBAL    AMERICAN FUNDS      BLUE CHIP
                                  GROWTH AND    ASSET ALLOCATION     INCOME AND
                                 INCOME FUND          FUND          GROWTH FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  50,624,167       108,887,126       116,227,391
                                ==============  ================  ================
  Cost                            $561,460,936    $1,602,858,756    $1,037,299,043
                                ==============  ================  ================
  Market Value                    $594,833,964    $2,002,434,248    $1,330,803,623
 Due from Hartford Life and
  Annuity Insurance Company          2,371,427                --                --
 Receivable from fund shares
  sold                                      --             8,030           448,208
 Other assets                               --                --               161
                                --------------  ----------------  ----------------
 Total Assets                      597,205,391     2,002,442,278     1,331,251,992
                                --------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --             8,030           448,208
 Payable for fund shares
  purchased                          2,371,427                --                --
 Other liabilities                           1                10                --
                                --------------  ----------------  ----------------
 Total Liabilities                   2,371,428             8,040           448,208
                                --------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $594,833,963    $2,002,434,238    $1,330,803,784
                                ==============  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS                          AMERICAN FUNDS
                                AMERICAN FUNDS        GLOBAL GROWTH         AMERICAN FUNDS    GROWTH-INCOME
                                  BOND FUND                FUND              GROWTH FUND           FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  112,684,552           33,597,000             67,664,796       106,643,817
                               ================       ==============       ================  ================
  Cost                           $1,224,725,054         $573,301,619         $3,398,213,041    $3,609,857,704
                               ================       ==============       ================  ================
  Market Value                   $1,242,910,606         $839,924,998         $4,514,595,184    $4,506,767,688
 Due from Hartford Life and
  Annuity Insurance Company             310,265              349,524                889,723         1,093,661
 Receivable from fund shares
  sold                                       --                   --                     --                --
 Other assets                                --                   --                     --                --
                               ----------------       --------------       ----------------  ----------------
 Total Assets                     1,243,220,871          840,274,522          4,515,484,907     4,507,861,349
                               ----------------       --------------       ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                     --                --
 Payable for fund shares
  purchased                             310,265              349,524                889,723         1,093,661
 Other liabilities                            4                    4                     --                 2
                               ----------------       --------------       ----------------  ----------------
 Total Liabilities                      310,269              349,528                889,723         1,093,663
                               ----------------       --------------       ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,242,910,602         $839,924,994         $4,514,595,184    $4,506,767,686
                               ================       ==============       ================  ================

                                                                                AMERICAN FUNDS
                                AMERICAN FUNDS                                   GLOBAL SMALL
                                INTERNATIONAL         AMERICAN FUNDS            CAPITALIZATION
                                     FUND             NEW WORLD FUND                 FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   56,019,983           21,808,338                24,043,959
                               ================       ==============            ==============
  Cost                             $931,845,960         $349,674,866              $426,063,199
                               ================       ==============            ==============
  Market Value                   $1,384,813,959         $560,474,262              $647,984,690
 Due from Hartford Life and
  Annuity Insurance Company             351,032              489,137                   183,187
 Receivable from fund shares
  sold                                       --                   --                        --
 Other assets                                --                   --                         1
                               ----------------       --------------            --------------
 Total Assets                     1,385,164,991          560,963,399               648,167,878
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                        --
 Payable for fund shares
  purchased                             351,032              489,137                   183,187
 Other liabilities                            9                   --                        --
                               ----------------       --------------            --------------
 Total Liabilities                      351,041              489,137                   183,187
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,384,813,950         $560,474,262              $647,984,691
                               ================       ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                FRANKLIN RISING                          FRANKLIN LARGE
                                   DIVIDENDS      FRANKLIN INCOME          CAP GROWTH
                                SECURITIES FUND   SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    53,422,448       152,738,602           12,890,214
                                ================  ================       ==============
  Cost                              $962,393,955    $2,361,671,418         $185,430,596
                                ================  ================       ==============
  Market Value                    $1,029,450,557    $2,643,905,192         $222,356,187
 Due from Hartford Life and
  Annuity Insurance Company            1,154,600         2,199,999                   --
 Receivable from fund shares
  sold                                        --                --               68,176
 Other assets                                  7                --                   --
                                ----------------  ----------------       --------------
 Total Assets                      1,030,605,164     2,646,105,191          222,424,363
                                ----------------  ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                --               68,176
 Payable for fund shares
  purchased                            1,154,600         2,199,999                   --
 Other liabilities                            --                11                    2
                                ----------------  ----------------       --------------
 Total Liabilities                     1,154,600         2,200,010               68,178
                                ----------------  ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,029,450,564    $2,643,905,181         $222,356,185
                                ================  ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL          FRANKLIN SMALL-          FRANKLIN SMALL             FRANKLIN
                                     REAL ESTATE             MID CAP GROWTH            CAP VALUE            STRATEGIC INCOME
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        876,061                17,162,472                42,104                56,639,270
                                    =============            ==============            ==========            ==============
  Cost                                $15,335,413              $302,994,943              $719,028              $675,210,360
                                    =============            ==============            ==========            ==============
  Market Value                        $21,875,241              $393,192,223              $719,986              $723,849,868
 Due from Hartford Life and
  Annuity Insurance Company                13,367                     4,229                15,562                   453,399
 Receivable from fund shares
  sold                                         --                        --                    --                        --
 Other assets                                  --                        --                    --                        --
                                    -------------            --------------            ----------            --------------
 Total Assets                          21,888,608               393,196,452               735,548               724,303,267
                                    -------------            --------------            ----------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                        --                    --                        --
 Payable for fund shares
  purchased                                13,367                     4,229                15,562                   453,399
 Other liabilities                             --                         2                    --                         7
                                    -------------            --------------            ----------            --------------
 Total Liabilities                         13,367                     4,231                15,562                   453,406
                                    -------------            --------------            ----------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,875,241              $393,192,221              $719,986              $723,849,861
                                    =============            ==============            ==========            ==============

                                                        TEMPLETON                 TEMPLETON
                                MUTUAL SHARES       DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   98,007,173           18,508,521                37,854,085
                               ================       ==============            ==============
  Cost                           $1,588,641,692         $176,928,376              $519,709,362
                               ================       ==============            ==============
  Market Value                   $1,978,764,809         $299,282,782              $766,545,213
 Due from Hartford Life and
  Annuity Insurance Company             642,462               37,652                        --
 Receivable from fund shares
  sold                                       --                   --                   157,580
 Other assets                                 3                   --                        --
                               ----------------       --------------            --------------
 Total Assets                     1,979,407,274          299,320,434               766,702,793
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                   157,580
 Payable for fund shares
  purchased                             642,462               37,652                        --
 Other liabilities                           --                    2                        11
                               ----------------       --------------            --------------
 Total Liabilities                      642,462               37,654                   157,591
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,978,764,812         $299,282,780              $766,545,202
                               ================       ==============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            TEMPLETON
                                     GLOBAL ASSET             GROWTH           MUTUAL DISCOVERY
                                    ALLOCATION FUND      SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         980,167             73,165,470           32,241,796
                                     =============       ================       ==============
  Cost                                 $17,179,910           $943,245,569         $610,033,727
                                     =============       ================       ==============
  Market Value                         $14,232,032         $1,129,674,853         $763,808,131
 Due from Hartford Life and
  Annuity Insurance Company                     --                478,058              704,400
 Receivable from fund shares
  sold                                      15,876                     --                   --
 Other assets                                   --                     --                   --
                                     -------------       ----------------       --------------
 Total Assets                           14,247,908          1,130,152,911          764,512,531
                                     -------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 15,876                     --                   --
 Payable for fund shares
  purchased                                     --                478,058              704,400
 Other liabilities                              --                      7                   --
                                     -------------       ----------------       --------------
 Total Liabilities                          15,876                478,065              704,400
                                     -------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $14,232,032         $1,129,674,846         $763,808,131
                                     =============       ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN FLEX           FRANKLIN LARGE          HARTFORD
                                     CAP GROWTH                CAP VALUE          MONEY MARKET          MFS CORE
                                   SECURITIES FUND          SECURITIES FUND         HLS FUND          EQUITY SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,767,768                2,470,514          645,114,362           2,530,797
                                    =============            =============       ==============       =============
  Cost                                $53,261,754              $27,758,165         $645,114,362         $44,939,576
                                    =============            =============       ==============       =============
  Market Value                        $60,646,009              $28,732,072         $645,114,362         $43,479,094
 Due from Hartford Life and
  Annuity Insurance Company               126,030                       --                   --                  --
 Receivable from fund shares
  sold                                         --                    7,934            3,234,565               1,051
 Other assets                                   1                       --                  500                  --
                                    -------------            -------------       --------------       -------------
 Total Assets                          60,772,040               28,740,006          648,349,427          43,480,145
                                    -------------            -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    7,934            3,234,565               1,051
 Payable for fund shares
  purchased                               126,031                       --                   --                  --
 Other liabilities                             --                       --                   --                  --
                                    -------------            -------------       --------------       -------------
 Total Liabilities                        126,031                    7,934            3,234,565               1,051
                                    -------------            -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,646,009              $28,732,072         $645,114,862         $43,479,094
                                    =============            =============       ==============       =============


                                    MFS EMERGING         MFS GLOBAL       MFS HIGH
                                    GROWTH SERIES       EQUITY SERIES  INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,809,193           2,573,211      21,497,302
                                    =============       =============  ==============
  Cost                                $67,279,715         $30,579,892    $201,802,926
                                    =============       =============  ==============
  Market Value                        $70,257,927         $39,807,568    $204,654,315
 Due from Hartford Life and
  Annuity Insurance Company                33,403                  --              --
 Receivable from fund shares
  sold                                         --               4,378          54,219
 Other assets                                  --                  --              --
                                    -------------       -------------  --------------
 Total Assets                          70,291,330          39,811,946     204,708,534
                                    -------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --               4,378          54,219
 Payable for fund shares
  purchased                                33,403                  --              --
 Other liabilities                             --                  --               1
                                    -------------       -------------  --------------
 Total Liabilities                         33,403               4,378          54,220
                                    -------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $70,257,927         $39,807,568    $204,654,314
                                    =============       =============  ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                     GROWTH STOCK        MFS INVESTORS    MFS MID CAP
                                        SERIES            TRUST SERIES   GROWTH SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       8,140,321           22,316,401      17,332,699
                                     =============       ==============  ==============
  Cost                                 $85,077,525         $409,420,823    $114,315,956
                                     =============       ==============  ==============
  Market Value                         $96,218,603         $524,881,734    $132,768,468
 Due from Hartford Life and
  Annuity Insurance Company                     --              239,427              --
 Receivable from fund shares
  sold                                      17,751                   --         188,457
 Other assets                                   --                   --               1
                                     -------------       --------------  --------------
 Total Assets                           96,236,354          525,121,161     132,956,926
                                     -------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 17,751                   --         188,457
 Payable for fund shares
  purchased                                     --              239,427              --
 Other liabilities                              --                   10              --
                                     -------------       --------------  --------------
 Total Liabilities                          17,751              239,437         188,457
                                     -------------       --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $96,218,603         $524,881,724    $132,768,469
                                     =============       ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS NEW              MFS TOTAL        MFS VALUE          MFS RESEARCH
                                   DISCOVERY SERIES       RETURN SERIES        SERIES            BOND SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      18,930,863             70,946,087      18,031,781           7,726,485
                                    ==============       ================  ==============       =============
  Cost                                $279,167,740         $1,384,048,699    $237,094,437         $87,910,608
                                    ==============       ================  ==============       =============
  Market Value                        $314,820,242         $1,538,111,163    $274,984,653         $89,627,222
 Due from Hartford Life and
  Annuity Insurance Company                  5,644                506,893         531,796             244,680
 Receivable from fund shares
  sold                                          --                     --              --                  --
 Other assets                                   --                     --              --                  --
                                    --------------       ----------------  --------------       -------------
 Total Assets                          314,825,886          1,538,618,056     275,516,449          89,871,902
                                    --------------       ----------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                     --              --                  --
 Payable for fund shares
  purchased                                  5,644                506,893         531,796             244,680
 Other liabilities                               1                      5               1                  --
                                    --------------       ----------------  --------------       -------------
 Total Liabilities                           5,645                506,898         531,797             244,680
                                    --------------       ----------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $314,820,241         $1,538,111,158    $274,984,652         $89,627,222
                                    ==============       ================  ==============       =============

                                    MFS RESEARCH
                                    INTERNATIONAL            MFS RESEARCH           BLACKROCK GLOBAL
                                       SERIES                   SERIES              GROWTH V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      3,662,966                2,108,816                  85,586
                                    =============            =============            ============
  Cost                                $53,546,243              $39,412,980                $909,157
                                    =============            =============            ============
  Market Value                        $59,047,010              $42,766,780              $1,542,262
 Due from Hartford Life and
  Annuity Insurance Company               212,009                  182,087                      --
 Receivable from fund shares
  sold                                         --                       --                   1,298
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          59,259,019               42,948,867               1,543,560
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                   1,298
 Payable for fund shares
  purchased                               212,008                  182,087                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                        212,008                  182,087                   1,298
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $59,047,011              $42,766,780              $1,542,262
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK            INTERNATIONAL
                                   LARGE CAP GROWTH            GROWTH                U.S. MID
                                      V.I. FUND                EQUITY               CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        169,795                64,405                 171,609
                                     ============            ==========            ============
  Cost                                 $1,467,102              $725,507              $3,378,841
                                     ============            ==========            ============
  Market Value                         $2,158,102              $779,947              $3,267,435
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                   5,228
 Receivable from fund shares
  sold                                      1,304                    38                      --
 Other assets                                  --                    --                      --
                                     ------------            ----------            ------------
 Total Assets                           2,159,406               779,985               3,272,663
                                     ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,304                    38                      --
 Payable for fund shares
  purchased                                    --                    --                   5,228
 Other liabilities                             --                    --                      --
                                     ------------            ----------            ------------
 Total Liabilities                          1,304                    38                   5,228
                                     ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,158,102              $779,947              $3,267,435
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CAPITAL               DEVELOPING
                                   FOCUS GROWTH          OPPORTUNITIES              GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      38,666                 243,341                20,577               124,634
                                    ==========            ============            ==========            ==========
  Cost                                $731,278              $3,157,999              $585,169              $900,923
                                    ==========            ============            ==========            ==========
  Market Value                        $810,822              $3,599,010              $651,659              $884,903
 Due from Hartford Life and
  Annuity Insurance Company                 --                  11,349                    --                    --
 Receivable from fund shares
  sold                                     124                      --                   357                   121
 Other assets                               --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Total Assets                          810,946               3,610,359               652,016               885,024
                                    ----------            ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                124                      --                   357                   121
 Payable for fund shares
  purchased                                 --                  11,349                    --                    --
 Other liabilities                          --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Total Liabilities                         124                  11,349                   357                   121
                                    ----------            ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $810,822              $3,599,010              $651,659              $884,903
                                    ==========            ============            ==========            ==========

                                                                              JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY        FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      23,779                32,548                39,960
                                    ==========            ==========            ==========
  Cost                                $423,505              $600,918              $450,895
                                    ==========            ==========            ==========
  Market Value                        $442,520              $604,421              $630,577
 Due from Hartford Life and
  Annuity Insurance Company                 --                   290                    --
 Receivable from fund shares
  sold                                  24,079                    --                    78
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          466,599               604,711               630,655
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             24,079                    --                    78
 Payable for fund shares
  purchased                                 --                   290                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                      24,079                   290                    78
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $442,520              $604,421              $630,577
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                              PRUDENTIAL SERIES
                                      JENNISON             PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO             GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (D)(E)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        6,603                17,709                  --
                                     ==========            ==========                ====
  Cost                                 $142,701              $320,510                $ --
                                     ==========            ==========                ====
  Market Value                         $153,002              $416,338                $ --
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                  --
 Receivable from fund shares
  sold                                        9                    21                  --
 Other assets                                --                    --                  --
                                     ----------            ----------                ----
 Total Assets                           153,011               416,359                  --
                                     ----------            ----------                ----
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   9                    21                  --
 Payable for fund shares
  purchased                                  --                    --                  --
 Other liabilities                           --                    --                  --
                                     ----------            ----------                ----
 Total Liabilities                            9                    21                  --
                                     ----------            ----------                ----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $153,002              $416,338                $ --
                                     ==========            ==========                ====

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           WELLS FARGO             WELLS FARGO
                                                                           ADVANTAGE VT            ADVANTAGE VT
                                GROWTH AND                               ASSET ALLOCATION          TOTAL RETURN
                                  INCOME             COMSTOCK                  FUND                 BOND FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   551,755            289,674                 146,522                 753,090
                               =============       ============            ============            ============
  Cost                           $11,824,779         $4,180,346              $1,852,445              $7,605,021
                               =============       ============            ============            ============
  Market Value                   $11,757,904         $3,997,505              $2,145,075              $7,485,715
 Due from Hartford Life and
  Annuity Insurance Company           31,160                 --                      --                     775
 Receivable from fund shares
  sold                                    --             33,807                     114                      --
 Other assets                             --                 --                      --                      87
                               -------------       ------------            ------------            ------------
 Total Assets                     11,789,064          4,031,312               2,145,189               7,486,577
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --             33,807                     114                      --
 Payable for fund shares
  purchased                           31,160                 --                      --                     775
 Other liabilities                        --                 --                      --                      --
                               -------------       ------------            ------------            ------------
 Total Liabilities                    31,160             33,807                     114                     775
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $11,757,904         $3,997,505              $2,145,075              $7,485,802
                               =============       ============            ============            ============

                                    WELLS FARGO             WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                                   EQUITY INCOME           C&B LARGE CAP          LARGE COMPANY
                                        FUND                 VALUE FUND             CORE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       176,698                 115,078                21,100
                                    ============            ============            ==========
  Cost                                $2,983,203              $1,174,187              $311,638
                                    ============            ============            ==========
  Market Value                        $3,311,325              $1,264,708              $336,762
 Due from Hartford Life and
  Annuity Insurance Company                  842                      --                    --
 Receivable from fund shares
  sold                                        --                     430                    18
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          3,312,167               1,265,138               336,780
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                     430                    18
 Payable for fund shares
  purchased                                  842                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           842                     430                    18
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,311,325              $1,264,708              $336,762
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE        LARGE COMPANY
                                         FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        299,972                 358,775
                                     ============            ============
  Cost                                 $2,585,616              $3,095,064
                                     ============            ============
  Market Value                         $3,107,713              $3,702,563
 Due from Hartford Life and
  Annuity Insurance Company                   756                     363
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           3,108,469               3,702,926
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --
 Payable for fund shares
  purchased                                   756                     363
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            756                     363
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,107,713              $3,702,563
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     3,310,149                 362,068                40,177
                                    ============            ============            ==========
  Cost                                $3,310,149              $3,059,171              $684,795
                                    ============            ============            ==========
  Market Value                        $3,310,614              $3,508,436              $807,953
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                    --
 Receivable from fund shares
  sold                                        98                      99                    42
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          3,310,712               3,508,535               807,995
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   98                      99                    42
 Payable for fund shares
  purchased                                   --                      --                    --
 Other liabilities                           461                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           559                      99                    42
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,310,153              $3,508,436              $807,953
                                    ============            ============            ==========

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP           ADVANTAGE VT
                                     VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        79,132                 2,467
                                    ============             =========
  Cost                                $1,050,185               $58,577
                                    ============             =========
  Market Value                          $876,782               $54,346
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --
 Receivable from fund shares
  sold                                        44                     3
 Other assets                                 --                    --
                                    ------------             ---------
 Total Assets                            876,826                54,349
                                    ------------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   44                     3
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                    ------------             ---------
 Total Liabilities                            44                     3
                                    ------------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $876,782               $54,346
                                    ============             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                              158,970,637     $1.415834   to     $1.555421      $233,322,673
AIM V.I. Capital Appreciation Fund -- Class S1                      76,607,050      1.462664   to      1.606895       115,964,221
AIM V.I. Core Equity Fund -- Class S1                               27,258,379     12.230262   to     12.834710       339,365,934
AIM V.I. Government Securities Fund -- Class S1                    689,321,895      1.094766   to      1.202707       783,296,921
AIM V.I. International Growth Fund -- Class S1                      97,624,630      2.219333   to      2.438012       225,620,466
AIM V.I. Mid Cap Core Equity Fund -- Class S1                      224,777,977      1.676212   to      1.841460       391,230,719
AIM V.I. Small Cap Equity Fund -- Class S1                           7,603,058     14.206294   to     15.190835       111,171,804
AIM V.I. Large Cap Growth Fund -- Class S1                           4,645,128      1.298570   to     13.278265        59,843,946
AIM V.I. Capital Development Fund -- Class S1                            7,359      9.765867   to      9.802841            71,893
American Funds Global Bond Fund -- Class 2                           7,657,245     10.836338   to     11.067360        83,816,449
American Funds Global Growth and Income Fund -- Class 2             49,235,681     11.888755   to     12.245550       594,676,971
American Funds Asset Allocation Fund -- Class 2                    141,984,532     13.225208   to     15.800420     2,001,528,029
American Funds Blue Chip Income and Growth Fund -- Class 2       1,110,731,693      1.145462   to      1.294501     1,330,330,423
American Funds Bond Fund -- Class 2                                 90,385,321     12.828250   to     14.978942     1,242,356,154
American Funds Global Growth Fund -- Class 2                        53,007,937     11.950746   to     18.321256       839,529,973
American Funds Growth Fund -- Class 2                              337,270,716     10.427125   to     17.055820     4,512,821,153
American Funds Growth-Income Fund -- Class 2                       310,976,529     13.579092   to     16.732187     4,504,061,478
American Funds International Fund -- Class 2                        82,727,073     12.656410   to     19.487761     1,384,359,837
American Funds New World Fund -- Class 2                            20,324,398     25.310667   to     31.290989       560,438,213
American Funds Global Small Capitalization Fund --
 Class 2                                                            30,050,469     17.296552   to     25.466973       647,846,006
Franklin Rising Dividends Securities Fund -- Class 2                70,042,455     14.200576   to     15.286933     1,029,241,205
Franklin Income Securities Fund -- Class 2                         167,741,494     15.145488   to     16.906515     2,641,999,613
Franklin Large Cap Growth Securities Fund -- Class 2                18,116,566     11.848456   to     12.929961       222,265,433
Franklin Global Real Estate Securities Fund -- Class 2               1,025,277     18.884833   to     26.430064        21,856,828
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                            35,526,069      7.996026   to     14.893018       393,042,004
Franklin Small Cap Value Securities Fund -- Class 2                     77,925      9.231379   to      9.266350           719,986
Franklin Strategic Income Securities Fund -- Class 1                46,394,086     14.668907   to     17.207347       723,516,645
Mutual Shares Securities Fund -- Class 2                           114,112,381     16.064485   to     20.466750     1,978,006,925
Templeton Developing Markets Securities Fund --
 Class 1                                                            10,786,580     24.519357   to     31.103787       299,147,918
Templeton Foreign Securities Fund -- Class 2                        50,758,434     14.128636   to     16.996920       766,018,374
Templeton Global Asset Allocation Fund -- Class 2                      821,585     15.895323   to     18.832232        14,229,317
Templeton Growth Securities Fund -- Class 2                         71,999,873     14.495551   to     17.732277     1,129,393,620
Mutual Discovery Securities Fund -- Class 2                         35,031,185     21.030000   to     22.904210       763,439,509
Franklin Flex Cap Growth Securities Fund -- Class 2                  5,008,284     11.858630   to     12.444192        60,642,829
Franklin Large Cap Value Securities Fund -- Class 2                  2,498,184     11.245329   to     11.800600        28,732,072
Hartford Money Market HLS Fund -- Class IA                         583,103,156      1.034643   to      1.202293       644,774,168
MFS Core Equity Series -- Class INIT                                 4,624,263      7.322856   to     11.440100        43,451,859
MFS Emerging Growth Series -- Class INIT                             8,188,139      6.398442   to     10.675267        70,246,240
MFS Global Equity Series -- Class INIT                               2,505,186     14.258638   to     18.200638        39,787,634
MFS High Income Series -- Class INIT                                16,199,558     12.139484   to     13.721501       204,512,619
MFS Investors Growth Stock Series -- Class INIT                     11,529,985      6.847257   to     10.027472        96,135,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Class INIT                            50,009,326     $9.957578   to    $12.459472      $524,693,000
MFS Mid Cap Growth Series -- Class INIT                             20,106,363      6.201280   to      6.980478       132,693,463
MFS New Discovery Series -- Class INIT                              27,745,514      8.740299   to     15.853017       314,529,418
MFS Total Return Series -- Class INIT                              107,413,096     13.170810   to     16.421375     1,537,090,478
MFS Value Series -- Class INIT                                      15,107,104     17.585857   to     18.930846       274,933,310
MFS Research Bond Series -- Class INIT                               8,562,144     10.244550   to     10.746443        89,523,401
MFS Research International Series -- Class INIT                      3,617,570     16.005105   to     16.749135        59,047,011
MFS Research Series -- Class INIT                                    3,333,539     12.491769   to     13.109180        42,766,780
BlackRock Global Growth V.I. Fund -- Class I                            88,561     15.208557   to     19.680286         1,542,262
BlackRock Large Cap Growth V.I. Fund -- Class I                        181,577     10.242180   to     12.955864         2,158,102
International Growth Equity -- Class II                                 59,567     13.013987   to     13.181607           779,947
U.S. Mid Cap Value -- Class II                                         253,970     12.008550   to     13.831448         3,267,435
Focus Growth -- Class Y                                                 96,139      8.152510   to      8.525023           810,822
Capital Opportunities -- Class Y                                       673,776      5.185166   to      5.422083         3,599,010
Developing Growth -- Class Y                                            57,697     10.998815   to     11.462786           651,659
Flexible Income -- Class Y                                              74,873     11.445540   to     11.968451           884,903
Dividend Growth -- Class Y                                              34,456     12.494023   to     13.021131           442,520
Global Equity -- Class Y                                                49,293     11.975692   to     12.522786           604,421
Jennison 20/20 Focus Portfolio -- Class II                             414,492      1.486316   to      1.533635           630,577
Jennison Portfolio -- Class II                                         154,205      0.972493   to      1.015125           153,002
Prudential Value Portfolio -- Class II                                 301,653      1.358682   to      1.390767           416,338
Prudential Series International Growth -- Class II                          --      1.315240   to      1.408201                --
Growth and Income -- Class II                                          694,007     16.476878   to     17.229559        11,757,904
Comstock -- Class II                                                   247,434     15.738155   to     16.364834         3,997,505
Wells Fargo Advantage VT Asset Allocation Fund                       1,587,638      1.318773   to      1.401139         2,145,075
Wells Fargo Advantage VT Total Return Bond Fund                      6,240,535      1.169807   to      1.242914         7,485,802
Wells Fargo Advantage VT Equity Income Fund                          2,389,664      1.340829   to      1.424572         3,311,325
Wells Fargo Advantage VT C&B Large Cap Value Fund                    1,011,605      1.214070   to      1.289885         1,264,708
Wells Fargo Advantage VT Large Company Core Fund                       307,104      1.069914   to      1.129967           336,762
Wells Fargo Advantage VT International Core Fund                     1,979,629      1.518073   to      1.612897         3,107,713
Wells Fargo Advantage VT Large Company Growth
 Fund                                                                3,370,444      1.068652   to      1.135401         3,702,563
Wells Fargo Advantage VT Money Market Fund                           3,211,047      0.996925   to      1.059206         3,310,153
Wells Fargo Advantage VT Small Cap Growth Fund                       2,287,632      1.486979   to      1.579875         3,508,436
Wells Fargo Advantage VT Discovery Fund                                 53,343     15.030356   to     15.364252           807,953
Wells Fargo Advantage VT Small/Mid Cap Value Fund                       65,624     13.139235   to     13.535596           876,782
Wells Fargo Advantage VT Opportunity Fund                                4,347     12.366753   to     12.641519            54,346
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                                   82,299      1.483873   to      1.555421           124,372
AIM V.I. Capital Appreciation Fund -- Class S1                          51,937      1.562107   to      1.606895            81,804
AIM V.I. Core Equity Fund -- Class S1                                   15,308     12.546644   to     12.653902           193,246
AIM V.I. Government Securities Fund -- Class S1                        300,618      1.147407   to      1.202707           351,571
AIM V.I. International Growth Fund -- Class S1                          59,581      2.325936   to      2.379485           141,584
AIM V.I. Mid Cap Core Equity Fund -- Class S1                           80,073      1.756771   to      1.841460           142,391
AIM V.I. Small Cap Equity Fund -- Class S1                                 870     15.190835   to     15.190835            13,215
AIM V.I. Large Cap Growth Fund -- Class S1                               7,719      1.372811   to     13.091210            19,356
American Funds Global Bond Fund -- Class 2                               3,086     10.998917   to     10.998917            33,946

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and Income Fund -- Class 2                 12,933    $12.065842   to    $12.224275          $156,992
American Funds Asset Allocation Fund -- Class 2                         62,384     13.836431   to     15.800420           906,209
American Funds Blue Chip Income and Growth Fund -- Class 2             388,710      1.201428   to      1.261333           473,361
American Funds Bond Fund -- Class 2                                     38,896     13.481566   to     14.978942           554,448
American Funds Global Growth Fund -- Class 2                            23,519     13.691482   to     18.321256           395,021
American Funds Growth Fund -- Class 2                                  120,347     10.917173   to     17.055820         1,774,031
American Funds Growth-Income Fund -- Class 2                           180,178     14.206709   to     16.732187         2,706,208
American Funds International Fund -- Class 2                            26,656     14.549325   to     19.459913           454,113
American Funds New World Fund -- Class 2                                 1,295     26.599359   to     30.412135            36,049
American Funds Global Small Capitalization Fund --
 Class 2                                                                 5,721     18.415499   to     25.430467           138,685
Franklin Rising Dividends Securities Fund -- Class 2                    14,071     14.760825   to     15.218488           209,359
Franklin Income Securities Fund -- Class 2                             118,604     15.839475   to     16.527450         1,905,568
Franklin Large Cap Growth Securities Fund -- Class 2                     7,230     12.391579   to     12.646295            90,752
Franklin Global Real Estate Securities Fund -- Class 2                     830     22.193451   to     22.193451            18,413
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                                13,188      8.441157   to     14.871642           150,217
Franklin Strategic Income Securities Fund -- Class 1                    20,906     15.323642   to     17.207347           333,216
Mutual Shares Securities Fund -- Class 2                                40,478     16.781561   to     20.466750           757,887
Templeton Developing Markets Securities Fund --
 Class 1                                                                 4,625     25.652295   to     30.230111           134,862
Templeton Foreign Securities Fund -- Class 2                            32,656     14.848232   to     16.519366           526,828
Templeton Global Asset Allocation Fund -- Class 2                          154     17.633846   to     17.633846             2,715
Templeton Growth Securities Fund -- Class 2                             17,028     15.582668   to     17.732277           281,226
Mutual Discovery Securities Fund -- Class 2                             16,727     21.859465   to     22.638429           368,622
Franklin Flex Cap Growth Securities Fund -- Class 2                        259     12.269046   to     12.269046             3,180
Hartford Money Market HLS Fund -- Class IA                             291,571      1.145485   to      1.170091           340,694
MFS Core Equity Series -- Class INIT                                     2,610     10.433334   to     10.433334            27,235
MFS Emerging Growth Series -- Class INIT                                 1,140     10.254739   to     10.254739            11,687
MFS Global Equity Series -- Class INIT                                   1,330     14.984782   to     14.984782            19,934
MFS High Income Series -- Class INIT                                    10,934     12.700434   to     13.721501           141,695
MFS Investors Growth Stock Series -- Class INIT                          8,793      9.316867   to      9.745673            83,569
MFS Investors Trust Series -- Class INIT                                16,177     10.402183   to     12.109375           188,724
MFS Mid Cap Growth Series -- Class INIT                                 11,478      6.479096   to      6.637575            75,006
MFS New Discovery Series -- Class INIT                                  20,559      9.185641   to     15.407442           290,823
MFS Total Return Series -- Class INIT                                   67,506     13.758760   to     16.421375         1,020,680
MFS Value Series -- Class INIT                                           2,765     18.279450   to     18.580629            51,342
MFS Research Bond Series -- Class INIT                                   9,804     10.492523   to     10.596343           103,821

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        AIM V.I. CAPITAL
                                AIM V.I. BASIC            APPRECIATION        AIM V.I. CORE
                                  VALUE FUND                  FUND             EQUITY FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,450,296                     $ --          $3,832,011
                                --------------            -------------       -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges        (4,936,050)              (2,160,312)         (6,906,810)
                                --------------            -------------       -------------
  Net investment income (loss)      (3,485,754)              (2,160,312)         (3,074,799)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             12,379,431                2,142,646           6,403,776
 Net realized gain on
  distributions                     13,519,881                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (22,291,140)              10,213,085          18,174,798
                                --------------            -------------       -------------
  Net gain (loss) on
   investments                       3,608,172               12,355,731          24,578,574
                                --------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $122,418              $10,195,419         $21,503,775
                                ==============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.            AIM V.I.             AIM V.I. MID CAP          AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL             CORE EQUITY              CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND                 FUND                     FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30,690,596            $882,217                 $869,086                  $45,816
                                    --------------       -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (13,017,062)         (2,880,829)              (7,492,009)              (1,624,648)
                                    --------------       -------------            -------------            -------------
  Net investment income
   (loss)                               17,673,534          (1,998,612)              (6,622,923)              (1,578,832)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     74,323             221,106                5,917,988                   15,571
 Net realized gain on
  distributions                                 --                  --                5,668,993                3,065,634
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,331,907          16,505,105               23,071,586                   56,372
                                    --------------       -------------            -------------            -------------
  Net gain (loss) on
   investments                          13,406,230          16,726,211               34,658,567                3,137,577
                                    --------------       -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $31,079,764         $14,727,599              $28,035,644               $1,558,745
                                    ==============       =============            =============            =============

                                 AIM V.I.           AIM V.I. CAPITAL          AMERICAN
                                 LARGE CAP            DEVELOPMENT           FUNDS GLOBAL
                                GROWTH FUND               FUND               BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $17,461                $ --              $2,146,091
                               -------------            --------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges      (1,001,417)               (155)               (623,188)
                               -------------            --------            ------------
  Net investment income
   (loss)                           (983,956)               (155)              1,522,903
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              904,669              (2,467)                 19,201
 Net realized gain on
  distributions                           --               6,479                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,730,160              (3,499)              1,261,676
                               -------------            --------            ------------
  Net gain (loss) on
   investments                     7,634,829                 513               1,280,877
                               -------------            --------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $6,650,873                $358              $2,803,780
                               =============            ========            ============

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN                                         AMERICAN FUNDS
                                FUNDS GLOBAL             AMERICAN FUNDS              BLUE CHIP
                                 GROWTH AND             ASSET ALLOCATION             INCOME AND
                                 INCOME FUND                  FUND                  GROWTH FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $9,120,408               $43,458,769               $35,273,934
                                -------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges       (6,537,490)              (34,492,245)              (24,798,016)
                                -------------            --------------            --------------
  Net investment income (loss)      2,582,918                 8,966,524                10,475,918
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (42,340)               18,360,226                26,182,204
 Net realized gain on
  distributions                    18,217,851                65,857,700                43,866,344
 Net unrealized appreciation
  (depreciation) of
  investments during the year      15,626,762                (4,327,921)              (74,994,862)
                                -------------            --------------            --------------
  Net gain (loss) on
   investments                     33,802,273                79,890,005                (4,946,314)
                                -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $36,385,191               $88,856,529                $5,529,604
                                =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS                                AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL GROWTH         AMERICAN FUNDS          GROWTH-INCOME
                                     BOND FUND                FUND                GROWTH FUND               FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $91,096,132            $21,463,926            $34,543,512            $69,584,519
                                   -------------          -------------          -------------          -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges         (20,992,492)           (13,618,292)           (78,535,797)           (79,827,481)
                                   -------------          -------------          -------------          -------------
  Net investment income
   (loss)                             70,103,640              7,845,634            (43,992,285)           (10,242,962)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,545,336             15,692,080             75,969,824             64,424,315
 Net realized gain on
  distributions                               --             31,836,893            296,855,337            147,876,597
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (54,422,607)            38,029,655             87,902,270            (64,307,657)
                                   -------------          -------------          -------------          -------------
  Net gain (loss) on
   investments                       (52,877,271)            85,558,628            460,727,431            147,993,255
                                   -------------          -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $17,226,369            $93,404,262           $416,735,146           $137,750,293
                                   =============          =============          =============          =============

                                                                                AMERICAN FUNDS
                                  AMERICAN FUNDS                                 GLOBAL SMALL
                                   INTERNATIONAL         AMERICAN FUNDS         CAPITALIZATION
                                       FUND              NEW WORLD FUND              FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $19,497,630            $15,004,931            $17,849,260
                                   -------------          -------------          -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges         (22,863,683)            (8,086,453)           (10,975,534)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                             (3,366,053)             6,918,478              6,873,726
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               22,952,807              2,986,011              9,838,761
 Net realized gain on
  distributions                       61,815,411             28,364,928             46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the year        126,057,449             78,626,946             35,747,741
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                       210,825,667            109,977,885             91,592,188
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $207,459,614           $116,896,363            $98,465,914
                                   =============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FRANKLIN RISING                                     FRANKLIN LARGE
                                       DIVIDENDS              FRANKLIN INCOME             CAP GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $23,644,812               $82,206,372               $1,787,042
                                     --------------            --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (18,174,375)              (44,240,546)              (4,400,869)
                                     --------------            --------------            -------------
  Net investment income (loss)            5,470,437                37,965,826               (2,613,827)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,495,250                 5,939,541                2,602,976
 Net realized gain on
  distributions                          14,502,343                15,245,447                1,759,400
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (73,621,219)              (28,112,988)               8,121,955
                                     --------------            --------------            -------------
  Net gain (loss) on
   investments                          (55,623,626)               (6,928,000)              12,484,331
                                     --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(50,153,189)              $31,037,826               $9,870,504
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL           FRANKLIN SMALL-        FRANKLIN SMALL            FRANKLIN
                                     REAL ESTATE             MID CAP GROWTH           CAP VALUE           STRATEGIC INCOME
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $691,172                     $ --               $ --                $34,752,389
                                    --------------            -------------             ------             --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges              (489,067)              (7,286,452)              (823)               (12,238,803)
                                    --------------            -------------             ------             --------------
  Net investment income
   (loss)                                  202,105               (7,286,452)              (823)                22,513,586
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,199,326                9,378,068                 26                    642,873
 Net realized gain on
  distributions                          2,142,787               28,535,333                 --                  1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,586,300)               2,360,921                958                  2,401,769
                                    --------------            -------------             ------             --------------
  Net gain (loss) on
   investments                          (7,244,187)              40,274,322                984                  4,952,656
                                    --------------            -------------             ------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(7,042,082)             $32,987,870               $161                $27,466,242
                                    ==============            =============             ======             ==============

                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,741,414               $6,175,867               $14,761,826
                                    --------------            -------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (35,268,632)              (4,632,351)              (13,934,066)
                                    --------------            -------------            --------------
  Net investment income
   (loss)                               (7,527,218)               1,543,516                   827,760
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 17,589,365                4,401,546                12,014,316
 Net realized gain on
  distributions                         67,919,883               18,519,844                33,669,939
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (56,002,504)              33,364,764                45,516,798
                                    --------------            -------------            --------------
  Net gain (loss) on
   investments                          29,506,744               56,286,154                91,201,053
                                    --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $21,979,526              $57,829,670               $92,028,813
                                    ==============            =============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,686,064               $14,490,907                $9,524,913
                                     -------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges              (232,250)              (20,195,415)              (11,789,300)
                                     -------------            --------------            --------------
  Net investment income (loss)           2,453,814                (5,704,508)               (2,264,387)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    177,350                 4,962,253                   737,797
 Net realized gain on
  distributions                          3,522,136                46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,923,068)              (44,152,963)               48,800,901
                                     -------------            --------------            --------------
  Net gain (loss) on
   investments                          (1,223,582)                7,045,361                57,374,160
                                     -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,230,232                $1,340,853               $55,109,773
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FRANKLIN FLEX          FRANKLIN LARGE             HARTFORD
                                  CAP GROWTH              CAP VALUE             MONEY MARKET               MFS CORE
                               SECURITIES FUND         SECURITIES FUND            HLS FUND              EQUITY SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $52,695               $465,153              $24,566,717                $168,153
                                 ------------            -----------            -------------            ------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  Charges                            (865,215)              (430,026)              (9,511,949)               (800,045)
                                 ------------            -----------            -------------            ------------
  Net investment income
   (loss)                            (812,520)                35,127               15,054,768                (631,892)
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            316,804                  1,113                       --                (453,515)
 Net realized gain on
  distributions                            --                 13,741                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              5,360,690               (758,521)                      --               5,526,472
                                 ------------            -----------            -------------            ------------
  Net gain (loss) on
   investments                      5,677,494               (743,667)                      --               5,072,957
                                 ------------            -----------            -------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,864,974              $(708,540)             $15,054,768              $4,441,065
                                 ============            ===========            =============            ============


                                 MFS EMERGING              MFS GLOBAL           MFS HIGH
                                 GROWTH SERIES           EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $809,575          $16,081,578
                                 -------------            ------------       --------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  Charges                           (1,026,042)               (742,075)          (4,212,229)
                                 -------------            ------------       --------------
  Net investment income
   (loss)                           (1,026,042)                 67,500           11,869,349
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,125,030)                532,451              648,484
 Net realized gain on
  distributions                             --               2,542,995                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              11,854,253                (453,093)         (12,758,435)
                                 -------------            ------------       --------------
  Net gain (loss) on
   investments                      10,729,223               2,622,353          (12,109,951)
                                 -------------            ------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $9,703,181              $2,689,853            $(240,602)
                                 =============            ============       ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                     GROWTH STOCK             MFS INVESTORS             MFS MID CAP
                                        SERIES                TRUST SERIES             GROWTH SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $340,414               $3,924,103                 $277,776
                                     -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (1,763,359)              (9,069,170)              (2,744,875)
                                     -------------            -------------            -------------
  Net investment income (loss)          (1,422,945)              (5,145,067)              (2,467,099)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,446,119                3,628,323                5,314,659
 Net realized gain on
  distributions                                 --                3,980,082                5,912,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,190,650               35,658,612                2,875,988
                                     -------------            -------------            -------------
  Net gain (loss) on
   investments                          10,636,769               43,267,017               14,102,715
                                     -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,213,824              $38,121,950              $11,635,616
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS NEW             MFS TOTAL            MFS VALUE              MFS RESEARCH
                                   DISCOVERY SERIES      RETURN SERIES           SERIES                 BOND SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $37,571,551          $1,997,934               $1,530,120
                                    --------------       --------------       -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (6,211,869)         (27,017,843)         (4,101,943)              (1,082,756)
                                    --------------       --------------       -------------            -------------
  Net investment income
   (loss)                               (6,211,869)          10,553,708          (2,104,009)                 447,364
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,393,656            9,822,519             395,831                   31,947
 Net realized gain on
  distributions                         23,026,480           35,922,871           3,421,567                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,049,833)         (24,341,825)          9,416,766                1,135,122
                                    --------------       --------------       -------------            -------------
  Net gain (loss) on
   investments                           7,370,303           21,403,565          13,234,164                1,167,069
                                    --------------       --------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,158,434          $31,957,273         $11,130,155               $1,614,433
                                    ==============       ==============       =============            =============

                                    MFS RESEARCH
                                   INTERNATIONAL            MFS RESEARCH         BLACKROCK GLOBAL
                                       SERIES                  SERIES            GROWTH V.I. FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $156,140               $14,663
                                    ------------            ------------            ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (598,620)               (443,182)              (24,933)
                                    ------------            ------------            ----------
  Net investment income
   (loss)                               (598,620)               (287,042)              (10,270)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   38,899                 332,758               345,595
 Net realized gain on
  distributions                          262,232                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,141,585               2,555,722                67,617
                                    ------------            ------------            ----------
  Net gain (loss) on
   investments                         3,442,716               2,888,480               413,212
                                    ------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,844,096              $2,601,438              $402,942
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   LARGE CAP GROWTH        INTERNATIONAL           U.S. MID
                                      V.I. FUND            GROWTH EQUITY           CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,189                $1,087                $12,486
                                      ----------             ---------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges             (44,893)               (8,551)               (37,400)
                                      ----------             ---------            -----------
  Net investment income (loss)           (38,704)               (7,464)               (24,914)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  267,421                (1,856)                (2,604)
 Net realized gain on
  distributions                               --                16,140                216,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (74,886)               46,742               (163,965)
                                      ----------             ---------            -----------
  Net gain (loss) on
   investments                           192,535                61,026                 50,183
                                      ----------             ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $153,831               $53,562                $25,269
                                      ==========             =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          CAPITAL             DEVELOPING
                                  FOCUS GROWTH         OPPORTUNITIES            GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                 $470              $44,017
                                    ---------            ----------            ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (6,268)              (41,156)              (6,202)             (11,923)
                                    ---------            ----------            ---------            ---------
  Net investment income
   (loss)                              (6,268)              (41,156)              (5,732)              32,094
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   697                 7,939                 (689)                  12
 Net realized gain on
  distributions                            --                    --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          72,561               402,587               58,421              (18,703)
                                    ---------            ----------            ---------            ---------
  Net gain (loss) on
   investments                         73,258               410,526               57,732              (18,691)
                                    ---------            ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $66,990              $369,370              $52,000              $13,403
                                    =========            ==========            =========            =========

                                                                            JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY       FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,153                $1,990                 $741
                                     --------             ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (7,460)               (8,865)             (11,578)
                                     --------             ---------            ---------
  Net investment income
   (loss)                              (3,307)               (6,875)             (10,837)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,051)               (4,371)              19,099
 Net realized gain on
  distributions                            --                63,354               58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,414                (4,614)             (17,104)
                                     --------             ---------            ---------
  Net gain (loss) on
   investments                          5,363                54,369               60,591
                                     --------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,056               $47,494              $49,754
                                     ========             =========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                            PRUDENTIAL SERIES
                                     JENNISON            PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO         VALUE PORTFOLIO            GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (D)(E)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $4,331                  $ --
                                     ---------            ---------              --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (3,078)              (8,202)                  (25)
                                     ---------            ---------              --------
  Net investment income (loss)          (3,078)              (3,871)                  (25)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 43,675               14,998                 1,245
 Net realized gain on
  distributions                             --               49,119                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,645)             (53,235)               (1,395)
                                     ---------            ---------              --------
  Net gain (loss) on
   investments                          17,030               10,882                  (150)
                                     ---------            ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,952               $7,011                 $(175)
                                     =========            =========              ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 WELLS FARGO            WELLS FARGO
                                                                                 ADVANTAGE VT          ADVANTAGE VT
                                    GROWTH AND                                 ASSET ALLOCATION        TOTAL RETURN
                                      INCOME                COMSTOCK                 FUND                BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $81,682                $40,285               $47,100               $312,378
                                    -----------            -----------            ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (147,239)               (56,673)              (41,207)              (136,457)
                                    -----------            -----------            ----------            -----------
  Net investment income
   (loss)                               (65,557)               (16,388)                5,893                175,921
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (9,830)                (7,860)                4,253                 (9,522)
 Net realized gain on
  distributions                         219,984                 56,068                32,387                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (253,414)              (263,277)               67,148                116,118
                                    -----------            -----------            ----------            -----------
  Net gain (loss) on
   investments                          (43,260)              (215,069)              103,788                106,596
                                    -----------            -----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(108,817)             $(231,457)             $109,681               $282,517
                                    ===========            ===========            ==========            ===========

                                    WELLS FARGO           WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                   EQUITY INCOME         C&B LARGE CAP       LARGE COMPANY
                                       FUND               VALUE FUND           CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $51,202              $13,171                $ --
                                    -----------            ---------            --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (62,438)             (25,343)             (4,196)
                                    -----------            ---------            --------
  Net investment income
   (loss)                               (11,236)             (12,172)             (4,196)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,992               38,463                 583
 Net realized gain on
  distributions                         227,559                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (207,589)             (67,769)             (2,433)
                                    -----------            ---------            --------
  Net gain (loss) on
   investments                           32,962              (29,306)             (1,850)
                                    -----------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $21,726             $(41,478)            $(6,046)
                                    ===========            =========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT
                                  INTERNATIONAL CORE       LARGE COMPANY
                                         FUND               GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $413                   $ --
                                      ----------             ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges             (57,279)               (75,074)
                                      ----------             ----------
  Net investment income (loss)           (56,866)               (75,074)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24,619                 60,504
 Net realized gain on
  distributions                          226,770                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            109,050                221,642
                                      ----------             ----------
  Net gain (loss) on
   investments                           360,439                282,146
                                      ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $303,573               $207,072
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   MONEY MARKET            SMALL CAP
                                       FUND               GROWTH FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $113,233                   $ --
                                    ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (45,673)               (62,469)
                                    ----------            -----------
  Net investment income
   (loss)                               67,560                (62,469)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                 32,132
 Net realized gain on
  distributions                             --                515,879
 Net unrealized appreciation
  (depreciation) of
  investments during the year              465               (151,782)
                                    ----------            -----------
  Net gain (loss) on
   investments                             465                396,229
                                    ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $68,025               $333,760
                                    ==========            ===========

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $169                 $286
                                    ----------            -----------             --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (10,860)               (15,865)                (799)
                                    ----------            -----------             --------
  Net investment income
   (loss)                              (10,860)               (15,696)                (513)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,712                  4,159                   60
 Net realized gain on
  distributions                             --                141,462                6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year          105,240               (150,863)              (4,229)
                                    ----------            -----------             --------
  Net gain (loss) on
   investments                         106,952                 (5,242)               2,539
                                    ----------            -----------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $96,092               $(20,938)              $2,026
                                    ==========            ===========             ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        AIM V.I. CAPITAL
                                AIM V.I. BASIC            APPRECIATION       AIM V.I. CORE
                                  VALUE FUND                  FUND            EQUITY FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(3,485,754)             $(2,160,312)       $(3,074,799)
 Net realized gain (loss) on
  security transactions            12,379,431                2,142,646          6,403,776
 Net realized gain on
  distributions                    13,519,881                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (22,291,140)              10,213,085         18,174,798
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          122,418               10,195,419         21,503,775
                                 ------------             ------------       ------------
UNIT TRANSACTIONS:
 Purchases                         12,569,626                6,101,505          8,173,565
 Net transfers                    (23,986,907)              (3,045,460)       (22,262,060)
 Surrenders for benefit
  payments and fees               (30,786,750)             (14,625,309)       (30,489,552)
 Net annuity transactions              82,798                   59,801             65,965
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (42,121,233)             (11,509,463)       (44,512,082)
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets                      (41,998,815)              (1,314,044)       (23,008,307)
NET ASSETS:
 Beginning of year                275,445,860              117,360,069        362,567,487
                                 ------------             ------------       ------------
 End of year                     $233,447,045             $116,046,025       $339,559,180
                                 ============             ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.           AIM V.I.             AIM V.I. MID CAP     AIM V.I. SMALL
                                     GOVERNMENT        INTERNATIONAL            CORE EQUITY          CAP EQUITY
                                  SECURITIES FUND       GROWTH FUND                 FUND                FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $17,673,534        $(1,998,612)             $(6,622,923)        $(1,578,832)
 Net realized gain (loss) on
  security transactions                   74,323            221,106                5,917,988              15,571
 Net realized gain on
  distributions                               --                 --                5,668,993           3,065,634
 Net unrealized appreciation
  (depreciation) of
  investments during the year         13,331,907         16,505,105               23,071,586              56,372
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          31,079,764         14,727,599               28,035,644           1,558,745
                                    ------------       ------------             ------------        ------------
UNIT TRANSACTIONS:
 Purchases                           118,031,004         66,016,983               24,800,715          30,679,857
 Net transfers                        93,479,563         54,482,729                2,893,857          14,960,292
 Surrenders for benefit
  payments and fees                  (60,488,637)       (11,945,647)             (40,940,962)         (6,840,056)
 Net annuity transactions                161,816            129,666                   81,920              (2,334)
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  151,183,746        108,683,731              (13,164,470)         38,797,759
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets                         182,263,510        123,411,330               14,871,174          40,356,504
NET ASSETS:
 Beginning of year                   601,384,982        102,350,720              376,501,936          70,828,515
                                    ------------       ------------             ------------        ------------
 End of year                        $783,648,492       $225,762,050             $391,373,110        $111,185,019
                                    ============       ============             ============        ============

                                AIM V.I.         AIM V.I. CAPITAL     AMERICAN
                                LARGE CAP           DEVELOPMENT     FUNDS GLOBAL
                               GROWTH FUND             FUND          BOND FUND
                               SUB-ACCOUNT        SUB-ACCOUNT (A)   SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(983,956)             $(155)       $1,522,903
 Net realized gain (loss) on
  security transactions            904,669             (2,467)           19,201
 Net realized gain on
  distributions                         --              6,479                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    6,730,160             (3,499)        1,261,676
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     6,650,873                358         2,803,780
                               -----------            -------       -----------
UNIT TRANSACTIONS:
 Purchases                       3,033,964              8,625        21,060,985
 Net transfers                   4,254,797             64,353        54,506,741
 Surrenders for benefit
  payments and fees             (5,737,945)            (1,443)       (2,587,846)
 Net annuity transactions           (1,931)                --            32,073
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              1,548,885             71,535        73,011,953
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets                     8,199,758             71,893        75,815,733
NET ASSETS:
 Beginning of year              51,663,544                 --         8,034,662
                               -----------            -------       -----------
 End of year                   $59,863,302            $71,893       $83,850,395
                               ===========            =======       ===========

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN                                  AMERICAN FUNDS
                                 FUNDS GLOBAL         AMERICAN FUNDS           BLUE CHIP
                                  GROWTH AND         ASSET ALLOCATION          INCOME AND
                                 INCOME FUND               FUND               GROWTH FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,582,918             $8,966,524            $10,475,918
 Net realized gain (loss) on
  security transactions                (42,340)            18,360,226             26,182,204
 Net realized gain on
  distributions                     18,217,851             65,857,700             43,866,344
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              15,626,762             (4,327,921)           (74,994,862)
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        36,385,191             88,856,529              5,529,604
                                --------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                         180,698,905            140,108,093             94,018,302
 Net transfers                     186,242,144             73,582,056            (19,419,192)
 Surrenders for benefit
  payments and fees                (18,137,698)          (185,172,324)          (135,146,446)
 Net annuity transactions              131,911                134,450                 48,811
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                348,935,262             28,652,275            (60,498,525)
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       385,320,453            117,508,804            (54,968,921)
NET ASSETS:
 Beginning of year                 209,513,510          1,884,925,434          1,385,772,705
                                --------------       ----------------       ----------------
 End of year                      $594,833,963         $2,002,434,238         $1,330,803,784
                                ==============       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS                               AMERICAN FUNDS
                                AMERICAN FUNDS             GLOBAL GROWTH         AMERICAN FUNDS         GROWTH-INCOME
                                  BOND FUND                     FUND              GROWTH FUND                FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $70,103,641                $7,845,634           $(43,992,284)          $(10,242,962)
 Net realized gain (loss) on
  security transactions               1,545,335                15,692,080             75,969,824             64,424,315
 Net realized gain on
  distributions                              --                31,836,893            296,855,336            147,876,597
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (54,422,607)               38,029,655             87,902,270            (64,307,657)
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         17,226,369                93,404,262            416,735,146            137,750,293
                               ----------------            --------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           99,862,224                76,124,822            466,759,159            439,563,750
 Net transfers                      146,892,859                21,359,371                527,203             37,863,073
 Surrenders for benefit
  payments and fees                (120,414,933)              (70,437,814)          (401,245,009)          (422,808,359)
 Net annuity transactions                40,401                    53,278                236,187                 84,331
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 126,380,551                27,099,657             66,277,540             54,702,795
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                        143,606,920               120,503,919            483,012,686            192,453,088
NET ASSETS:
 Beginning of year                1,099,303,682               719,421,075          4,031,582,498          4,314,314,598
                               ----------------            --------------       ----------------       ----------------
 End of year                     $1,242,910,602              $839,924,994         $4,514,595,184         $4,506,767,686
                               ================            ==============       ================       ================

                                                                                     AMERICAN FUNDS
                                AMERICAN FUNDS                                        GLOBAL SMALL
                                INTERNATIONAL              AMERICAN FUNDS            CAPITALIZATION
                                     FUND                  NEW WORLD FUND                 FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(3,366,053)               $6,918,478                $6,873,726
 Net realized gain (loss) on
  security transactions              22,952,807                 2,986,011                 9,838,761
 Net realized gain on
  distributions                      61,815,411                28,364,928                46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              126,057,449                78,626,946                35,747,741
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        207,459,614               116,896,363                98,465,914
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          139,178,445                69,584,747                69,875,788
 Net transfers                        9,397,135                44,731,030                20,288,542
 Surrenders for benefit
  payments and fees                (108,673,098)              (34,838,148)              (53,850,509)
 Net annuity transactions                79,913                    (5,154)                   (5,716)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  39,982,395                79,472,475                36,308,105
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        247,442,009               196,368,838               134,774,019
NET ASSETS:
 Beginning of year                1,137,371,941               364,105,424               513,210,672
                               ----------------            --------------            --------------
 End of year                     $1,384,813,950              $560,474,262              $647,984,691
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                FRANKLIN RISING                                    FRANKLIN LARGE
                                   DIVIDENDS           FRANKLIN INCOME               CAP GROWTH
                                SECURITIES FUND        SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $5,470,437            $37,965,826               $(2,613,827)
 Net realized gain (loss) on
  security transactions                3,495,250              5,939,541                 2,602,976
 Net realized gain on
  distributions                       14,502,343             15,245,447                 1,759,400
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               (73,621,219)           (28,112,988)                8,121,955
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (50,153,189)            31,037,826                 9,870,504
                                ----------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           215,997,328            474,365,207                22,854,102
 Net transfers                        54,376,368            255,867,822                (5,655,972)
 Surrenders for benefit
  payments and fees                  (70,375,785)          (172,861,101)              (17,042,167)
 Net annuity transactions                102,483                869,172                    63,991
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  200,100,394            558,241,100                   219,954
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets                         149,947,205            589,278,926                10,090,458
NET ASSETS:
 Beginning of year                   879,503,359          2,054,626,255               212,265,727
                                ----------------       ----------------            --------------
 End of year                      $1,029,450,564         $2,643,905,181              $222,356,185
                                ================       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL           FRANKLIN SMALL-          FRANKLIN SMALL             FRANKLIN
                                     REAL ESTATE              MID CAP GROWTH            CAP VALUE            STRATEGIC INCOME
                                   SECURITIES FUND           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $202,105               $(7,286,452)                $(823)              $22,513,586
 Net realized gain (loss) on
  security transactions                  2,199,326                 9,378,068                    26                   642,873
 Net realized gain on
  distributions                          2,142,787                28,535,333                    --                 1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (11,586,300)                2,360,921                   958                 2,401,769
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,042,082)               32,987,870                   161                27,466,242
                                    --------------            --------------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                  84,291                37,371,231               472,247                75,682,169
 Net transfers                          (3,367,490)               (7,161,531)              248,949                82,194,669
 Surrenders for benefit
  payments and fees                     (4,471,202)              (40,855,706)               (1,371)              (63,236,779)
 Net annuity transactions                    7,911                    28,953                    --                    70,534
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,746,490)              (10,617,053)              719,825                94,710,593
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets                           (14,788,572)               22,370,817               719,986               122,176,835
NET ASSETS:
 Beginning of year                      36,663,813               370,821,404                    --               601,673,026
                                    --------------            --------------            ----------            --------------
 End of year                           $21,875,241              $393,192,221              $719,986              $723,849,861
                                    ==============            ==============            ==========            ==============

                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(7,527,218)               $1,543,515                  $827,760
 Net realized gain (loss) on
  security transactions              17,589,365                 4,401,546                12,014,316
 Net realized gain on
  distributions                      67,919,883                18,519,845                33,669,939
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (56,002,504)               33,364,764                45,516,798
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         21,979,526                57,829,670                92,028,813
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          262,861,722                27,959,406                60,544,586
 Net transfers                      106,686,735                12,662,544               (24,488,524)
 Surrenders for benefit
  payments and fees                (160,088,605)              (20,744,347)              (61,039,461)
 Net annuity transactions               124,249                    27,757                   101,104
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 209,584,101                19,905,360               (24,882,295)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        231,563,627                77,735,030                67,146,518
NET ASSETS:
 Beginning of year                1,747,201,185               221,547,750               699,398,684
                               ----------------            --------------            --------------
 End of year                     $1,978,764,812              $299,282,780              $766,545,202
                               ================            ==============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            TEMPLETON
                                     GLOBAL ASSET             GROWTH                MUTUAL DISCOVERY
                                    ALLOCATION FUND      SECURITIES FUND            SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,453,814            $(5,704,508)              $(2,264,387)
 Net realized gain (loss) on
  security transactions                    177,350              4,962,253                   737,797
 Net realized gain on
  distributions                          3,522,136             46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,923,068)           (44,152,963)               48,800,901
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,230,232              1,340,853                55,109,773
                                     -------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  88,805            166,210,370               137,229,001
 Net transfers                            (214,769)            49,525,301                96,022,257
 Surrenders for benefit
  payments and fees                     (2,454,190)           (75,620,030)              (38,136,660)
 Net annuity transactions                     (266)                45,851                   273,653
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,580,420)           140,161,492               195,388,251
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            (1,350,188)           141,502,345               250,498,024
NET ASSETS:
 Beginning of year                      15,582,220            988,172,501               513,310,107
                                     -------------       ----------------            --------------
 End of year                           $14,232,032         $1,129,674,846              $763,808,131
                                     =============       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FRANKLIN FLEX           FRANKLIN LARGE          HARTFORD
                                  CAP GROWTH                CAP VALUE          MONEY MARKET                 MFS CORE
                                SECURITIES FUND          SECURITIES FUND         HLS FUND                EQUITY SERIES
                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(812,520)                 $35,127           $15,054,768                 $(631,892)
 Net realized gain (loss)
  on security transactions             316,804                    1,113                    --                  (453,515)
 Net realized gain on
  distributions                             --                   13,741                    --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               5,360,690                 (758,521)                   --                 5,526,472
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,864,974                 (708,540)           15,054,768                 4,441,065
                                 -------------            -------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                          11,226,134                9,042,361           141,940,510                   361,288
 Net transfers                      12,526,736                4,056,747           453,038,257                (3,752,372)
 Surrenders for benefit
  payments and fees                 (2,479,884)              (1,576,892)         (341,311,221)               (7,612,370)
 Net annuity transactions                3,020                       --               (71,010)                   (1,810)
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            21,276,006               11,522,216           253,596,536               (11,005,264)
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets                     26,140,980               10,813,676           268,651,304                (6,564,199)
NET ASSETS:
 Beginning of year                  34,505,029               17,918,396           376,463,558                50,043,293
                                 -------------            -------------       ---------------            --------------
 End of year                       $60,646,009              $28,732,072          $645,114,862               $43,479,094
                                 =============            =============       ===============            ==============


                                 MFS EMERGING         MFS GLOBAL            MFS HIGH
                                 GROWTH SERIES       EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(1,026,042)            $67,500          $11,869,349
 Net realized gain (loss)
  on security transactions          (1,125,030)            532,451              648,484
 Net realized gain on
  distributions                             --           2,542,995                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              11,854,253            (453,093)         (12,758,435)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    9,703,181           2,689,853             (240,602)
                                 -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           4,048,348           4,066,652           14,425,372
 Net transfers                       8,847,617          (1,219,797)         (12,467,810)
 Surrenders for benefit
  payments and fees                 (6,991,720)         (4,064,109)         (25,704,583)
 Net annuity transactions               (1,868)             (7,043)              25,269
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             5,902,377          (1,224,297)         (23,721,752)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets                     15,605,558           1,465,556          (23,962,354)
NET ASSETS:
 Beginning of year                  54,652,369          38,342,012          228,616,668
                                 -------------       -------------       --------------
 End of year                       $70,257,927         $39,807,568         $204,654,314
                                 =============       =============       ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                 GROWTH STOCK        MFS INVESTORS         MFS MID CAP
                                    SERIES            TRUST SERIES        GROWTH SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,422,945)         $(5,145,067)         $(2,467,099)
 Net realized gain (loss) on
  security transactions              2,446,119            3,628,323            5,314,659
 Net realized gain on
  distributions                             --            3,980,082            5,912,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year        8,190,650           35,658,612            2,875,988
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,213,824           38,121,950           11,635,616
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,918,805           65,525,263            8,099,718
 Net transfers                      (6,358,890)          17,118,547          (11,883,353)
 Surrenders for benefit
  payments and fees                (14,011,829)         (40,772,773)         (17,524,344)
 Net annuity transactions               33,852               72,941               63,972
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (18,418,062)          41,943,978          (21,244,007)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (9,204,238)          80,065,928           (9,608,391)
NET ASSETS:
 Beginning of year                 105,422,841          444,815,796          142,376,860
                                --------------       --------------       --------------
 End of year                       $96,218,603         $524,881,724         $132,768,469
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS NEW            MFS TOTAL           MFS VALUE            MFS RESEARCH
                                 DISCOVERY SERIES      RETURN SERIES          SERIES              BOND SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(6,211,869)         $10,553,708        $(2,104,009)             $447,364
 Net realized gain (loss) on
  security transactions                3,393,656            9,822,519            395,831                31,947
 Net realized gain on
  distributions                       23,026,480           35,922,871          3,421,567                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (19,049,833)         (24,341,825)         9,416,766             1,135,122
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,158,434           31,957,273         11,130,155             1,614,433
                                   -------------      ---------------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                            39,844,238          175,494,958         55,721,816            22,609,883
 Net transfers                       (15,027,646)          59,725,255         47,069,209            33,670,778
 Surrenders for benefit
  payments and fees                  (28,444,007)        (139,660,661)       (15,488,544)           (3,532,613)
 Net annuity transactions                 81,049              338,503              8,825               (42,357)
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,546,366)          95,898,055         87,311,306            52,705,691
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets                          (2,387,932)         127,855,328         98,441,461            54,320,124
NET ASSETS:
 Beginning of year                   317,208,173        1,410,255,830        176,543,191            35,307,098
                                   -------------      ---------------      -------------          ------------
 End of year                        $314,820,241       $1,538,111,158       $274,984,652           $89,627,222
                                   =============      ===============      =============          ============

                                   MFS RESEARCH
                                  INTERNATIONAL          MFS RESEARCH       BLACKROCK GLOBAL
                                      SERIES                SERIES          GROWTH V.I. FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(598,620)            $(287,042)            $(10,270)
 Net realized gain (loss) on
  security transactions                  38,899               332,758              345,595
 Net realized gain on
  distributions                         262,232                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,141,585             2,555,722               67,617
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,844,096             2,601,438              402,942
                                   ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                           17,758,435             8,435,384                  308
 Net transfers                       17,152,859            18,379,042              254,129
 Surrenders for benefit
  payments and fees                  (1,649,867)             (780,751)            (542,424)
 Net annuity transactions                    --                    --                   --
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  33,261,427            26,033,675             (287,987)
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets                         36,105,523            28,635,113              114,955
NET ASSETS:
 Beginning of year                   22,941,488            14,131,667            1,427,307
                                   ------------          ------------          -----------
 End of year                        $59,047,011           $42,766,780           $1,542,262
                                   ============          ============          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   LARGE CAP GROWTH        INTERNATIONAL             U.S. MID
                                      V.I. FUND            GROWTH EQUITY            CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(38,704)              $(7,464)               $(24,914)
 Net realized gain (loss) on
  security transactions                   267,421                (1,856)                 (2,604)
 Net realized gain on
  distributions                                --                16,140                 216,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (74,886)               46,742                (163,965)
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              153,831                53,562                  25,269
                                     ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  4,058               408,831               2,073,046
 Net transfers                            (45,714)              229,708                 505,661
 Surrenders for benefit
  payments and fees                      (552,064)               (1,742)                (74,178)
 Net annuity transactions                      --                    --                      --
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (593,720)              636,797               2,504,529
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (439,889)              690,359               2,529,798
NET ASSETS:
 Beginning of year                      2,597,991                89,588                 737,637
                                     ------------            ----------            ------------
 End of year                           $2,158,102              $779,947              $3,267,435
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CAPITAL               DEVELOPING
                                   FOCUS GROWTH          OPPORTUNITIES              GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,268)               $(41,156)              $(5,732)              $32,094
 Net realized gain (loss) on
  security transactions                    697                   7,939                  (689)                   12
 Net realized gain on
  distributions                             --                      --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,561                 402,587                58,421               (18,703)
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            66,990                 369,370                52,000                13,403
                                    ----------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             432,537               1,753,734               457,885               139,742
 Net transfers                         152,852                 371,417                13,259               260,560
 Surrenders for benefit
  payments and fees                     (3,933)                (36,413)              (24,487)               (5,311)
 Net annuity transactions                   --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    581,456               2,088,738               446,657               394,991
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           648,446               2,458,108               498,657               408,394
NET ASSETS:
 Beginning of year                     162,376               1,140,902               153,002               476,509
                                    ----------            ------------            ----------            ----------
 End of year                          $810,822              $3,599,010              $651,659              $884,903
                                    ==========            ============            ==========            ==========

                                                                              JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY        FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,307)              $(6,875)             $(10,837)
 Net realized gain (loss) on
  security transactions                 (4,051)               (4,371)               19,099
 Net realized gain on
  distributions                             --                63,354                58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,414                (4,614)              (17,104)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,056                47,494                49,754
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             195,275               380,107                30,644
 Net transfers                         (75,400)              (43,742)              (46,288)
 Surrenders for benefit
  payments and fees                    (26,064)               (6,507)              (47,317)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     93,811               329,858               (62,961)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            95,867               377,352               (13,207)
NET ASSETS:
 Beginning of year                     346,653               227,069               643,784
                                    ----------            ----------            ----------
 End of year                          $442,520              $604,421              $630,577
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                               PRUDENTIAL SERIES
                                      JENNISON             PRUDENTIAL            INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO              GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,078)              $(3,871)                  $(25)
 Net realized gain (loss) on
  security transactions                  43,675                14,998                  1,245
 Net realized gain on
  distributions                              --                49,119                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (26,645)              (53,235)                (1,395)
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,952                 7,011                   (175)
                                     ----------            ----------               --------
UNIT TRANSACTIONS:
 Purchases                                   --                     5                     --
 Net transfers                              907               (33,634)                (8,026)
 Surrenders for benefit
  payments and fees                     (25,483)              (21,941)                    --
 Net annuity transactions                    --                    --                     --
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,576)              (55,570)                (8,026)
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets                            (10,624)              (48,559)                (8,201)
NET ASSETS:
 Beginning of year                      163,626               464,897                  8,201
                                     ----------            ----------               --------
 End of year                           $153,002              $416,338                   $ --
                                     ==========            ==========               ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          WELLS FARGO          WELLS FARGO
                                                                         ADVANTAGE VT         ADVANTAGE VT
                                GROWTH AND                             ASSET ALLOCATION       TOTAL RETURN
                                  INCOME              COMSTOCK               FUND               BOND FUND
                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(65,557)            $(16,388)              $5,893             $175,921
 Net realized gain (loss) on
  security transactions              (9,830)              (7,860)               4,253               (9,522)
 Net realized gain on
  distributions                     219,984               56,068               32,387                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (253,414)            (263,277)              67,148              116,118
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (108,817)            (231,457)             109,681              282,517
                               ------------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                        4,699,898            1,928,314                9,292              256,071
 Net transfers                    3,250,227              859,191              172,160            1,464,412
 Surrenders for benefit
  payments and fees                (217,213)             (96,939)             (64,666)            (475,628)
 Net annuity transactions                --                   --                   --                   --
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               7,732,912            2,690,566              116,786            1,244,855
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets                      7,624,095            2,459,109              226,467            1,527,372
NET ASSETS:
 Beginning of year                4,133,809            1,538,396            1,918,608            5,958,430
                               ------------          -----------          -----------          -----------
 End of year                    $11,757,904           $3,997,505           $2,145,075           $7,485,802
                               ============          ===========          ===========          ===========

                                   WELLS FARGO          WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                  EQUITY INCOME        C&B LARGE CAP       LARGE COMPANY
                                      FUND              VALUE FUND           CORE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(11,236)            $(12,172)           $(4,196)
 Net realized gain (loss) on
  security transactions                 12,992               38,463                583
 Net realized gain on
  distributions                        227,559                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (207,589)             (67,769)            (2,433)
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,726              (41,478)            (6,046)
                                   -----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                             217,785              344,134              2,535
 Net transfers                         258,322              128,085            174,965
 Surrenders for benefit
  payments and fees                   (242,068)            (131,008)            (4,561)
 Net annuity transactions                   --                   --                 --
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    234,039              341,211            172,939
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets                           255,765              299,733            166,893
NET ASSETS:
 Beginning of year                   3,055,560              964,975            169,869
                                   -----------          -----------          ---------
 End of year                        $3,311,325           $1,264,708           $336,762
                                   ===========          ===========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE        LARGE COMPANY
                                         FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,866)               $(75,074)
 Net realized gain (loss) on
  security transactions                    24,619                  60,504
 Net realized gain on
  distributions                           226,770                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             109,050                 221,642
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              303,573                 207,072
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                201,923                 119,680
 Net transfers                             43,189                  29,766
 Surrenders for benefit
  payments and fees                      (194,874)               (247,048)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        50,238                 (97,602)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              353,811                 109,470
NET ASSETS:
 Beginning of year                      2,753,902               3,593,093
                                     ------------            ------------
 End of year                           $3,107,713              $3,702,563
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $67,560                $(62,469)             $(10,860)
 Net realized gain (loss) on
  security transactions                       --                  32,132                 1,712
 Net realized gain on
  distributions                               --                 515,879                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                465                (151,782)              105,240
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              68,025                 333,760                96,092
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,036,004                 467,204                87,802
 Net transfers                         1,263,145                  75,635               216,318
 Surrenders for benefit
  payments and fees                     (120,104)               (220,514)              (13,824)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,179,045                 322,325               290,296
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           2,247,070                 656,085               386,388
NET ASSETS:
 Beginning of year                     1,063,083               2,852,351               421,565
                                    ------------            ------------            ----------
 End of year                          $3,310,153              $3,508,436              $807,953
                                    ============            ============            ==========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(15,696)                $(513)
 Net realized gain (loss) on
  security transactions                   4,159                    60
 Net realized gain on
  distributions                         141,462                 6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (150,863)               (4,229)
                                    -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,938)                2,026
                                    -----------             ---------
UNIT TRANSACTIONS:
 Purchases                               86,847                17,881
 Net transfers                          (78,206)                6,672
 Surrenders for benefit
  payments and fees                     (12,808)                 (315)
 Net annuity transactions                    --                    --
                                    -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,167)               24,238
                                    -----------             ---------
 Net increase (decrease) in
  net assets                            (25,105)               26,264
NET ASSETS:
 Beginning of year                      901,887                28,082
                                    -----------             ---------
 End of year                           $876,782               $54,346
                                    ===========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         AIM V.I. CAPITAL
                                AIM V.I. BASIC             APPRECIATION             AIM V.I. CORE
                                  VALUE FUND                   FUND                  EQUITY FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,132,394)              $(2,233,647)              $(1,092,558)
 Net realized gain (loss) on
  security transactions              8,811,725                18,669,947                46,451,982
 Net realized gain on
  distributions                     11,554,497                 3,457,086                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,221,275               (13,382,531)               (3,146,279)
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        28,455,103                 6,510,855                42,213,145
                                --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          18,468,044                 9,006,413                36,564,893
 Net transfers                     (21,293,684)               (3,804,817)              (11,299,509)
 Surrenders for benefit
  payments and fees                (30,433,366)              (15,030,180)              (25,021,770)
 Net annuity transactions                2,246                    (5,139)                   49,518
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (33,256,760)               (9,833,723)                  293,132
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets                        (4,801,657)               (3,322,868)               42,506,277
NET ASSETS:
 Beginning of year                 280,247,517               120,682,937               320,061,210
                                --------------            --------------            --------------
 End of year                      $275,445,860              $117,360,069              $362,567,487
                                ==============            ==============            ==============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.             AIM V.I.              AIM V.I. MID CAP          AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL              CORE EQUITY               CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND                   FUND                     FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $13,240,166            $(511,130)              $(3,634,652)               $(953,898)
 Net realized gain (loss) on
  security transactions                   (147,783)             498,940                 5,020,245                  138,023
 Net realized gain on
  distributions                                 --                   --                37,090,646                2,729,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,683,613)          17,211,863                (6,021,746)               3,906,465
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,408,770           17,199,673                32,454,493                5,820,220
                                    --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             130,724,882           21,025,660                29,452,877               15,296,372
 Net transfers                          10,475,452           12,276,013               (26,355,604)              22,882,032
 Surrenders for benefit
  payments and fees                    (49,999,199)          (6,678,319)              (39,204,610)              (3,635,951)
 Net annuity transactions                   71,559                7,378                    (8,301)                  (2,299)
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     91,272,694           26,630,732               (36,115,638)              34,540,154
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           100,681,464           43,830,405                (3,661,145)              40,360,374
NET ASSETS:
 Beginning of year                     500,703,518           58,520,315               380,163,081               30,468,141
                                    --------------       --------------            --------------            -------------
 End of year                          $601,384,982         $102,350,720              $376,501,936              $70,828,515
                                    ==============       ==============            ==============            =============

                                                                                        AMERICAN
                                      AIM V.I.                 AMERICAN               FUNDS GLOBAL
                                      LARGE CAP              FUNDS GLOBAL              GROWTH AND
                                     GROWTH FUND              BOND FUND               INCOME FUND
                                   SUB-ACCOUNT (D)         SUB-ACCOUNT (E)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(805,173)                $26,777                  $(68,686)
 Net realized gain (loss) on
  security transactions                 7,207,302                     417                    13,431
 Net realized gain on
  distributions                                --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,026,882)                (34,000)               17,746,266
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,375,247                  (6,806)               17,691,011
                                    -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              7,177,258               1,445,558                80,738,073
 Net transfers                         (5,949,496)              6,656,214               113,452,886
 Surrenders for benefit
  payments and fees                    (6,486,066)                (60,304)               (2,383,008)
 Net annuity transactions                   7,650                      --                    14,548
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,250,654)              8,041,468               191,822,499
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets                           (1,875,407)              8,034,662               209,513,510
NET ASSETS:
 Beginning of year                     53,538,951                      --                        --
                                    -------------            ------------            --------------
 End of year                          $51,663,544              $8,034,662              $209,513,510
                                    =============            ============            ==============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, November 6, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                 AMERICAN FUNDS           BLUE CHIP
                                ASSET ALLOCATION          INCOME AND           AMERICAN FUNDS
                                      FUND               GROWTH FUND             BOND FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $8,868,180            $(8,040,869)           $21,645,331
 Net realized gain (loss) on
  security transactions               13,437,688             21,790,661              1,136,137
 Net realized gain on
  distributions                       22,840,439             67,075,912                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        163,522,405            104,308,570             29,599,848
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         208,668,712            185,134,274             52,381,316
                                ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           147,631,462            102,616,695             92,716,522
 Net transfers                        71,103,923              6,816,189             64,336,947
 Surrenders for benefit
  payments and fees                 (161,850,223)          (139,966,849)          (108,915,234)
 Net annuity transactions                 67,211                 40,369                (63,071)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   56,952,373            (30,493,596)            48,075,164
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                         265,621,085            154,640,678            100,456,480
NET ASSETS:
 Beginning of year                 1,619,304,349          1,231,132,027            998,847,202
                                ----------------       ----------------       ----------------
 End of year                      $1,884,925,434         $1,385,772,705         $1,099,303,682
                                ================       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                AMERICAN FUNDS         AMERICAN FUNDS
                                     GLOBAL GROWTH         AMERICAN FUNDS         GROWTH-INCOME          INTERNATIONAL
                                         FUND               GROWTH FUND                FUND                   FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,594,078)          $(37,604,496)           $(7,009,345)             $(706,331)
 Net realized gain (loss) on
  security transactions                  12,207,672             68,863,741             41,757,990             11,039,499
 Net realized gain on
  distributions                                  --             23,262,480             93,169,693              8,938,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year           101,917,827            245,388,233            366,448,781            135,649,909
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            108,531,421            299,909,958            494,367,119            154,921,525
                                    ---------------       ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               73,517,204            492,605,516            458,151,203            151,555,381
 Net transfers                           33,512,521             37,859,047             38,442,907             53,512,995
 Surrenders for benefit
  payments and fees                     (61,728,295)          (356,775,732)          (361,885,629)           (77,565,004)
 Net annuity transactions                    42,537                150,060                157,448                 59,913
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      45,343,967            173,838,891            134,865,929            127,563,285
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                            153,875,388            473,748,849            629,233,048            282,484,810
NET ASSETS:
 Beginning of year                      565,545,687          3,557,833,649          3,685,081,550            854,887,131
                                    ---------------       ----------------       ----------------       ----------------
 End of year                           $719,421,075         $4,031,582,498         $4,314,314,598         $1,137,371,941
                                    ===============       ================       ================       ================

                                                                 AMERICAN FUNDS
                                                                  GLOBAL SMALL              FRANKLIN RISING
                                     AMERICAN FUNDS              CAPITALIZATION                DIVIDENDS
                                     NEW WORLD FUND                   FUND                  SECURITIES FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(880,199)                $(6,321,465)                $(5,628,756)
 Net realized gain (loss) on
  security transactions                     (201,446)                  4,032,870                     565,416
 Net realized gain on
  distributions                            2,181,952                  23,202,103                   3,383,531
 Net unrealized appreciation
  (depreciation) of
  investments during the year             73,771,120                  65,886,376                  97,586,438
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              74,871,427                  86,799,884                  95,906,629
                                    ----------------            ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                                56,007,043                  64,590,023                 178,524,200
 Net transfers                            30,879,361                  12,682,244                 100,187,272
 Surrenders for benefit
  payments and fees                      (22,071,338)                (36,371,908)                (38,101,970)
 Net annuity transactions                      8,908                     (32,447)                     62,352
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       64,823,974                  40,867,912                 240,671,854
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets                             139,695,401                 127,667,796                 336,578,483
NET ASSETS:
 Beginning of year                       224,410,023                 385,542,876                 542,924,876
                                    ----------------            ----------------            ----------------
 End of year                            $364,105,424                $513,210,672                $879,503,359
                                    ================            ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            FRANKLIN LARGE
                                FRANKLIN INCOME               CAP GROWTH         FRANKLIN REAL
                                SECURITIES FUND            SECURITIES FUND        ESTATE FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $27,358,056               $(2,131,733)           $147,395
 Net realized gain (loss) on
  security transactions                2,783,545                   239,931           2,615,285
 Net realized gain on
  distributions                        7,841,096                        --           2,872,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year        215,888,560                18,341,329             498,843
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         253,871,257                16,449,527           6,133,986
                                ----------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           365,077,760                35,440,866             150,530
 Net transfers                       168,338,395                12,513,079          (4,674,590)
 Surrenders for benefit
  payments and fees                 (117,118,338)              (11,389,101)         (3,979,944)
 Net annuity transactions                547,027                    17,571             (15,401)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  416,844,844                36,582,415          (8,519,405)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets                         670,716,101                53,031,942          (2,385,419)
NET ASSETS:
 Beginning of year                 1,383,910,154               159,233,785          39,049,232
                                ----------------            --------------       -------------
 End of year                      $2,054,626,255              $212,265,727         $36,663,813
                                ================            ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN SMALL-               FRANKLIN               FRANKLIN FLEX           FRANKLIN LARGE
                                    MID CAP GROWTH           STRATEGIC INCOME            CAP GROWTH                CAP VALUE
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,762,490)              $16,469,851                $(517,498)                 $17,605
 Net realized gain (loss) on
  security transactions                  7,611,144                   609,722                  262,486                   89,635
 Net realized gain on
  distributions                                 --                 3,483,280                       --                   29,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,189,789                14,360,716                1,246,859                1,601,055
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,038,443                34,923,569                  991,847                1,737,578
                                    --------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              34,872,025                68,615,655               13,013,886                6,085,837
 Net transfers                            (117,504)               53,473,158                6,169,423                5,399,536
 Surrenders for benefit
  payments and fees                    (33,988,285)              (50,666,630)              (1,082,168)                (712,988)
 Net annuity transactions                    9,679                    45,209                       --                       --
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        775,915                71,467,392               18,101,141               10,772,385
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            23,814,358               106,390,961               19,092,988               12,509,963
NET ASSETS:
 Beginning of year                     347,007,046               495,282,065               15,412,041                5,408,433
                                    --------------            --------------            -------------            -------------
 End of year                          $370,821,404              $601,673,026              $34,505,029              $17,918,396
                                    ==============            ==============            =============            =============

                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(8,503,770)              $(1,197,339)              $(4,035,936)
 Net realized gain (loss) on
  security transactions              10,769,769                  (432,957)                4,177,298
 Net realized gain on
  distributions                      49,104,338                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       178,005,723                43,003,730               107,021,939
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        229,376,060                41,373,434               107,163,301
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          216,144,303                31,415,861                94,100,976
 Net transfers                      113,622,877                11,149,729                15,261,599
 Surrenders for benefit
  payments and fees                (125,438,875)              (15,069,234)              (40,807,501)
 Net annuity transactions                48,155                    (9,407)                   57,998
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 204,376,460                27,486,949                68,613,072
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        433,752,520                68,860,383               175,776,373
NET ASSETS:
 Beginning of year                1,313,448,665               152,687,367               523,622,311
                               ----------------            --------------            --------------
 End of year                     $1,747,201,185              $221,547,750              $699,398,684
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $825,954               $(4,679,872)              $(3,174,408)
 Net realized gain (loss) on
  security transactions                    255,968                 2,878,515                   181,363
 Net realized gain on
  distributions                            941,190                29,642,538                13,963,559
 Net unrealized appreciation
  (depreciation) of
  investments during the year              596,987               121,008,941                62,966,231
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,620,099               148,850,122                73,936,745
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  94,816               154,157,425                96,528,741
 Net transfers                             (91,349)               62,964,824                90,405,182
 Surrenders for benefit
  payments and fees                     (1,426,611)              (52,999,420)              (20,963,348)
 Net annuity transactions                     (265)                  (16,476)                   32,298
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,423,409)              164,106,353               166,002,873
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             1,196,690               312,956,475               239,939,618
NET ASSETS:
 Beginning of year                      14,385,530               675,216,026               273,370,489
                                     -------------            --------------            --------------
 End of year                           $15,582,220              $988,172,501              $513,310,107
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            MFS CAPITAL
                                MONEY MARKET         OPPORTUNITIES             MFS EMERGING         MFS GLOBAL
                                  HLS FUND               SERIES                GROWTH SERIES       EQUITY SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $9,734,527            $(619,292)               $(956,225)          $(427,039)
 Net realized gain (loss) on
  security transactions                     --           (1,434,702)              (2,582,028)            335,700
 Net realized gain on
  distributions                             --                   --                       --           2,169,421
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --            7,694,931                6,516,484           4,199,178
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,734,527            5,640,937                2,978,231           6,277,260
                               ---------------       --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         109,494,209              550,814                3,844,895           3,493,698
 Net transfers                     206,961,614           (5,050,057)              (3,281,456)          7,342,988
 Surrenders for benefit
  payments and fees               (217,395,957)          (6,008,450)              (5,534,826)         (3,310,997)
 Net annuity transactions              175,094               (1,721)                  (1,681)             (6,245)
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 99,234,960          (10,509,414)              (4,973,068)          7,519,444
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets                       108,969,487           (4,868,477)              (1,994,837)         13,796,704
NET ASSETS:
 Beginning of year                 267,494,071           54,911,770               56,647,206          24,545,308
                               ---------------       --------------            -------------       -------------
 End of year                      $376,463,558          $50,043,293              $54,652,369         $38,342,012
                               ===============       ==============            =============       =============

                                                    MFS INVESTORS
                                  MFS HIGH           GROWTH STOCK        MFS INVESTORS
                               INCOME SERIES            SERIES            TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,431,193          $(1,924,249)         $(5,417,400)
 Net realized gain (loss) on
  security transactions               440,762               32,138            1,749,491
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,896,217            7,797,206           45,158,834
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       17,768,172            5,905,095           41,490,925
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         13,051,847            3,043,979           71,081,541
 Net transfers                     (4,867,689)          (7,392,294)          18,625,169
 Surrenders for benefit
  payments and fees               (26,659,327)         (12,867,332)         (29,783,710)
 Net annuity transactions             (18,331)             (28,526)              68,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,493,500)         (17,244,173)          59,991,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                         (725,328)         (11,339,078)         101,482,168
NET ASSETS:
 Beginning of year                229,341,996          116,761,919          343,333,628
                               --------------       --------------       --------------
 End of year                     $228,616,668         $105,422,841         $444,815,796
                               ==============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 MFS MID CAP                 MFS NEW              MFS TOTAL
                                GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,845,246)              $(4,778,360)            $6,157,751
 Net realized gain (loss) on
  security transactions              3,038,637                 1,401,561              5,446,945
 Net realized gain on
  distributions                      5,214,620                 4,134,777             39,890,892
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,689,850)               28,311,686             73,133,469
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           718,161                29,069,664            124,629,057
                                --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           8,279,601                63,339,662            177,410,185
 Net transfers                     (14,686,419)               30,722,958              9,166,148
 Surrenders for benefit
  payments and fees                (15,759,129)              (19,407,198)          (118,257,459)
 Net annuity transactions                 (675)                  (15,210)               (21,308)
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (22,166,622)               74,640,212             68,297,566
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                       (21,448,461)              103,709,876            192,926,623
NET ASSETS:
 Beginning of year                 163,825,321               213,498,297          1,217,329,207
                                --------------            --------------       ----------------
 End of year                      $142,376,860              $317,208,173         $1,410,255,830
                                ==============            ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MFS RESEARCH
                                 MFS VALUE             MFS RESEARCH           INTERNATIONAL          MFS RESEARCH
                                   SERIES               BOND SERIES              SERIES                 SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,118,050)              $140,085               $(43,431)              $(93,264)
 Net realized gain (loss) on
  security transactions               161,763                 16,894                (51,072)               156,779
 Net realized gain on
  distributions                     2,996,193                 56,735                402,777                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      19,592,873                534,254              2,052,221                723,609
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       21,632,779                747,968              2,360,495                787,124
                               --------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         36,374,214             14,260,594              5,686,884              3,858,696
 Net transfers                     39,937,262             12,897,729             11,944,557              7,511,216
 Surrenders for benefit
  payments and fees                (7,678,419)            (1,613,727)              (817,304)              (383,654)
 Net annuity transactions              (3,858)               (40,825)                    --                     --
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                68,629,199             25,503,771             16,814,137             10,986,258
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                       90,261,978             26,251,739             19,174,632             11,773,382
NET ASSETS:
 Beginning of year                 86,281,213              9,055,359              3,766,856              2,358,285
                               --------------          -------------          -------------          -------------
 End of year                     $176,543,191            $35,307,098            $22,941,488            $14,131,667
                               ==============          =============          =============          =============

                                                         BLACKROCK
                                BLACKROCK GLOBAL      LARGE CAP GROWTH      INTERNATIONAL
                                GROWTH V.I. FUND         V.I. FUND          GROWTH EQUITY
                                 SUB-ACCOUNT (F)      SUB-ACCOUNT (G)      SUB-ACCOUNT (H)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(14,068)             $(42,059)             $(317)
 Net realized gain (loss) on
  security transactions                 62,405               143,117                  9
 Net realized gain on
  distributions                             --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          201,313                36,028              7,698
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           249,650               137,086              7,390
                                   -----------          ------------          ---------
UNIT TRANSACTIONS:
 Purchases                               3,172                17,253             59,438
 Net transfers                           6,214              (182,797)            22,792
 Surrenders for benefit
  payments and fees                   (133,573)             (175,686)               (32)
 Net annuity transactions                   --                    --                 --
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (124,187)             (341,230)            82,198
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets                           125,463              (204,144)            89,588
NET ASSETS:
 Beginning of year                   1,301,844             2,802,135                 --
                                   -----------          ------------          ---------
 End of year                        $1,427,307            $2,597,991            $89,588
                                   ===========          ============          =========

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      U.S. MID                                     CAPITAL
                                     CAP VALUE            FOCUS GROWTH          OPPORTUNITIES
                                  SUB-ACCOUNT (H)       SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,678)                $(555)                $(3,630)
 Net realized gain (loss) on
  security transactions                      17                   232                      99
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,559                 6,983                  38,424
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,898                 6,660                  34,893
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              561,442               155,939                 960,494
 Net transfers                          126,740                    --                 147,997
 Surrenders for benefit
  payments and fees                        (443)                 (223)                 (2,482)
 Net annuity transactions                    --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     687,739               155,716               1,106,009
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            737,637               162,376               1,140,902
NET ASSETS:
 Beginning of year                           --                    --                      --
                                     ----------            ----------            ------------
 End of year                           $737,637              $162,376              $1,140,902
                                     ==========            ==========            ============

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DEVELOPING
                                      GROWTH           FLEXIBLE INCOME       DIVIDEND GROWTH        GLOBAL EQUITY
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(547)               $3,194                    $6                 $(618)
 Net realized gain (loss) on
  security transactions                     12                     4                     9                     7
 Net realized gain on
  distributions                             --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,069                 2,683                 9,601                 8,117
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,534                 5,881                 9,616                 7,506
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             114,258               372,778               249,541               119,243
 Net transfers                          31,324                98,060                87,494               100,960
 Surrenders for benefit
  payments and fees                       (114)                 (210)                    2                  (640)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    145,468               470,628               337,037               219,563
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           153,002               476,509               346,653               227,069
NET ASSETS:
 Beginning of year                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 End of year                          $153,002              $476,509              $346,653              $227,069
                                    ==========            ==========            ==========            ==========

                                  JENNISON 20/20           JENNISON             PRUDENTIAL
                                 FOCUS PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(10,996)              $(3,830)              $(3,757)
 Net realized gain (loss) on
  security transactions                  3,557                 8,632                31,008
 Net realized gain on
  distributions                         36,425                    --                14,874
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,776                (5,193)               27,665
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            67,762                  (391)               69,790
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                    --
 Net transfers                          37,520                  (530)               (6,359)
 Surrenders for benefit
  payments and fees                    (32,506)              (97,202)              (37,167)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,014               (97,732)              (43,526)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            72,776               (98,123)               26,264
NET ASSETS:
 Beginning of year                     571,008               261,749               438,633
                                    ----------            ----------            ----------
 End of year                          $643,784              $163,626              $464,897
                                    ==========            ==========            ==========

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 SP WILLIAM BLAIR
                                   INTERNATIONAL           GROWTH AND
                                 GROWTH PORTFOLIO            INCOME                 COMSTOCK
                                  SUB-ACCOUNT (I)       SUB-ACCOUNT (H)         SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(68)                $(13,282)                $(6,033)
 Net realized gain (loss) on
  security transactions                     6                      478                     482
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,395                  186,539                  80,436
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,333                  173,735                  74,885
                                      -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                3,256,268               1,252,817
 Net transfers                          6,867                  719,762                 212,852
 Surrenders for benefit
  payments and fees                         1                  (15,956)                 (2,158)
 Net annuity transactions                  --                       --                      --
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,868                3,960,074               1,463,511
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets                            8,201                4,133,809               1,538,396
NET ASSETS:
 Beginning of year                         --                       --                      --
                                      -------             ------------            ------------
 End of year                           $8,201               $4,133,809              $1,538,396
                                      =======             ============            ============

(i)  From inception, June 21, 2006 to December 31, 2006.

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO             WELLS FARGO             WELLS FARGO            WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                               ASSET ALLOCATION          TOTAL RETURN           EQUITY INCOME          C&B LARGE CAP
                                     FUND                 BOND FUND                  FUND                VALUE FUND
                               SUB-ACCOUNT (J)         SUB-ACCOUNT (K)         SUB-ACCOUNT (L)        SUB-ACCOUNT (M)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $5,947                $129,609                 $(8,821)              $(2,883)
 Net realized gain (loss)
  on security transactions             11,585                  (8,251)                 14,030                 3,452
 Net realized gain on
  distributions                        19,873                      --                   6,012                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                133,477                 (16,739)                393,812               129,488
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     170,882                 104,619                 405,033               130,057
                                 ------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            117,303                 743,854                 518,078               239,896
 Net transfers                       (160,206)                420,205                  56,590               166,491
 Surrenders for benefit
  payments and fees                   (86,736)               (311,744)               (109,650)               (5,653)
 Net annuity transactions                  --                      --                      --                    --
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (129,639)                852,315                 465,018               400,734
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets                        41,243                 956,934                 870,051               530,791
NET ASSETS:
 Beginning of year                  1,877,365               5,001,496               2,185,509               434,184
                                 ------------            ------------            ------------            ----------
 End of year                       $1,918,608              $5,958,430              $3,055,560              $964,975
                                 ============            ============            ============            ==========

                                WELLS FARGO            WELLS FARGO             WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                               LARGE COMPANY        INTERNATIONAL CORE        LARGE COMPANY
                                 CORE FUND                 FUND                GROWTH FUND
                              SUB-ACCOUNT (N)        SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,702)                  $(340)               $(71,905)
 Net realized gain (loss)
  on security transactions              723                   9,423                  22,801
 Net realized gain on
  distributions                          --                  90,682                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,345                 279,028                  70,893
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    20,366                 378,793                  21,789
                                 ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           20,796                 517,405                 331,317
 Net transfers                        4,755                 186,157                 (82,413)
 Surrenders for benefit
  payments and fees                  (8,644)               (103,136)               (179,173)
 Net annuity transactions                --                      --                      --
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             16,907                 600,426                  69,731
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets                      37,273                 979,219                  91,520
NET ASSETS:
 Beginning of year                  132,596               1,774,683               3,501,573
                                 ----------            ------------            ------------
 End of year                       $169,869              $2,753,902              $3,593,093
                                 ==========            ============            ============

(j) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT
                                     MONEY MARKET
                                         FUND
                                   SUB-ACCOUNT (Q)
------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $29,278
 Net realized gain (loss) on
  security transactions                        --
 Net realized gain on
  distributions                                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               29,278
                                     ------------
UNIT TRANSACTIONS:
 Purchases                                 97,072
 Net transfers                            128,578
 Surrenders for benefit
  payments and fees                      (166,447)
 Net annuity transactions                      --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        59,203
                                     ------------
 Net increase (decrease) in
  net assets                               88,481
NET ASSETS:
 Beginning of year                        974,602
                                     ------------
 End of year                           $1,063,083
                                     ============

(q) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                  WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT (R)        SUB-ACCOUNT (S)       SUB-ACCOUNT (T)        SUB-ACCOUNT (U)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44,641)              $(3,163)             $(10,053)                $(421)
 Net realized gain (loss) on
  security transactions                    15,530                 1,348                   288                    36
 Net realized gain on
  distributions                            57,130                    --                80,946                 2,930
 Net unrealized appreciation
  (depreciation) of
  investments during the year             382,483                17,904               (22,541)                  (37)
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              410,502                16,089                48,640                 2,508
                                     ------------            ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                364,333               253,261               146,408                12,039
 Net transfers                            425,454               144,749               719,260                    --
 Surrenders for benefit
  payments and fees                       (90,658)               (2,530)              (12,421)                 (455)
 Net annuity transactions                      --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       699,129               395,480               853,247                11,584
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets                            1,109,631               411,569               901,887                14,092
NET ASSETS:
 Beginning of year                      1,742,720                 9,996                    --                13,990
                                     ------------            ----------            ----------             ---------
 End of year                           $2,852,351              $421,565              $901,887               $28,082
                                     ============            ==========            ==========             =========

(r) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(s)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(t)  Funded as of January 31, 2006.

(u) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Hartford Money Market HLS Fund, MFS Core Equity Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, International Growth Equity, U.S. Mid Cap Value, Focus Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Growth and Income, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported

-------------------------------------------------------------------------------

       amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged to the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                          $34,242,011       $66,329,434
AIM V.I. Capital Appreciation Fund                  26,314,780        39,984,115
AIM V.I. Core Equity Fund                           14,499,082        62,096,351
AIM V.I. Government Securities Fund                274,012,753       105,155,827
AIM V.I. International Growth Fund                 134,397,337        27,713,178
AIM V.I. Mid Cap Core Equity Fund                   86,396,163       100,514,364
AIM V.I. Small Cap Equity Fund                      63,452,825        23,167,803
AIM V.I. Large Cap Growth Fund                      15,840,313        15,282,471
AIM V.I. Capital Development Fund                      121,679            43,820
American Funds Global Bond Fund                     83,832,198         9,297,345
American Funds Global Growth and Income Fund       389,467,605        19,731,629
American Funds Asset Allocation Fund               325,992,003       222,517,487
American Funds Blue Chip Income and Growth         206,188,185       212,342,799
 Fund
American Funds Bond Fund                           338,301,921       141,817,227
American Funds Global Growth Fund                  165,864,329        99,083,731
American Funds Growth Fund                         798,651,237       479,514,100
American Funds Growth-Income Fund                  666,448,431       474,111,631
American Funds International Fund                  260,967,785       162,541,967
American Funds New World Fund                      202,435,593        87,680,352
American Funds Global Small Capitalization         206,827,585       117,641,465
 Fund
Franklin Rising Dividends Securities Fund          306,997,764        86,926,021
Franklin Income Securities Fund                    751,440,592       139,993,058
Franklin Large Cap Growth Securities Fund           49,170,374        49,806,666
Franklin Global Real Estate Securities Fund          4,421,668         9,823,243
Franklin Small-Mid Cap Growth Securities           103,708,964        93,076,611
 Fund
Franklin Small Cap Value Securities Fund               720,015             1,013
Franklin Strategic Income Securities Fund          194,892,617        75,760,402
Mutual Shares Securities Fund                      456,123,768       186,151,564
Templeton Developing Markets Securities Fund        99,127,528        59,157,813
Templeton Foreign Securities Fund                  135,091,154       125,479,074
Templeton Global Asset Allocation Fund               7,264,822         3,869,179
Templeton Growth Securities Fund                   282,129,807       101,441,011
Mutual Discovery Securities Fund                   267,394,122        66,437,825
Franklin Flex Cap Growth Securities Fund            37,517,366        17,054,578
Franklin Large Cap Value Securities Fund            16,782,527         5,211,070
Hartford Money Market HLS Fund                     851,156,055       582,465,526
MFS Core Equity Series                               3,658,786        15,295,667
MFS Emerging Growth Series                          24,414,384        19,538,389
MFS Global Equity Series                            18,307,676        16,922,388
MFS High Income Series                              56,018,391        67,870,802
MFS Investors Growth Stock Series                    8,633,141        28,473,967
MFS Investors Trust Series                          95,875,006        55,098,017
MFS Mid Cap Growth Series                           48,308,805        66,106,739
MFS New Discovery Series                            84,688,350        71,420,967
MFS Total Return Series                            300,048,807       157,677,395

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
MFS Value Series                                  $113,040,909       $24,413,820
MFS Research Bond Series                            65,151,375        11,998,319
MFS Research International Series                   41,889,884         8,964,863
MFS Research Series                                 36,212,667        10,466,038
BlackRock Global Growth V.I. Fund                      675,848           974,111
BlackRock Large Cap Growth V.I. Fund                   289,027           921,452
International Growth Equity                            672,629            27,156
U.S. Mid Cap Value                                   3,057,175           360,808
Focus Growth                                           643,382            68,194
Capital Opportunities                                2,469,903           422,321
Developing Growth                                      574,707           133,782
Flexible Income                                        444,187            17,102
Dividend Growth                                        271,785           181,281
Global Equity                                          568,013           181,676
Jennison 20/20 Focus Portfolio                         101,741           116,927
Jennison Portfolio                                      92,057           119,690
Prudential Value Portfolio                              58,251            68,581
Prudential Series International Growth                      --             8,051
Growth and Income                                    8,780,569           893,229
Comstock                                             3,093,292           363,046
Wells Fargo Advantage VT Asset Allocation              307,644           152,573
 Fund
Wells Fargo Advantage VT Total Return Bond           2,083,430           662,384
 Fund
Wells Fargo Advantage VT Equity Income Fund            885,851           435,511
Wells Fargo Advantage VT C&B Large Cap Value           850,023           521,009
 Fund
Wells Fargo Advantage VT Large Company Core            241,755            72,978
 Fund
Wells Fargo Advantage VT International Core            757,217           537,093
 Fund
Wells Fargo Advantage VT Large Company                 477,798           650,477
 Growth Fund
Wells Fargo Advantage VT Money Market Fund           4,645,733         2,398,538
Wells Fargo Advantage VT Small Cap Growth            1,534,874           759,152
 Fund
Wells Fargo Advantage VT Discovery Fund                329,674            50,235
Wells Fargo Advantage VT Small/Mid Cap Value           359,107           237,517
 Fund
Wells Fargo Advantage VT Opportunity Fund               31,538             1,112
                                              ----------------  ----------------
                                                $8,788,738,349    $4,634,805,107
                                              ================  ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund          13,614,239     41,669,697    (28,055,458)
AIM V.I. Capital Appreciation      18,171,342     26,670,331     (8,498,989)
 Fund
AIM V.I. Core Equity Fund             955,987      4,572,806     (3,616,819)
AIM V.I. Government Securities    228,334,416     92,026,416    136,308,000
 Fund
AIM V.I. International Growth      60,002,002     12,360,873     47,641,129
 Fund
AIM V.I. Mid Cap Core Equity       47,520,448     55,637,055     (8,116,607)
 Fund
AIM V.I. Small Cap Equity Fund      4,128,785      1,536,003      2,592,782
AIM V.I. Large Cap Growth Fund      1,316,390      1,229,545         86,845
AIM V.I. Capital Development           11,827          4,468          7,359
 Fund
American Funds Global Bond          7,736,663        864,354      6,872,309
 Fund
American Funds Global Growth       31,639,610      1,628,010     30,011,600
 and Income Fund
American Funds Asset               16,301,585     14,648,353      1,653,232
 Allocation Fund
American Funds Blue Chip          110,534,059    160,438,375    (49,904,316)
 Income and Growth Fund
American Funds Bond Fund           18,827,193      9,780,460      9,046,733
American Funds Global Growth        7,974,678      6,197,076      1,777,602
 Fund
American Funds Growth Fund         38,678,607     34,983,117      3,695,490
American Funds Growth-Income       32,287,576     29,968,499      2,319,077
 Fund
American Funds International       12,463,755      9,773,276      2,690,479
 Fund
American Funds New World Fund       6,719,247      3,573,298      3,145,949
American Funds Global Small         7,076,831      5,391,049      1,685,782
 Capitalization Fund
Franklin Rising Dividends          18,065,278      5,319,686     12,745,592
 Securities Fund
Franklin Income Securities         42,827,578      8,216,107     34,611,471
 Fund
Franklin Large Cap Growth           3,874,967      3,810,403         64,564
 Securities Fund
Franklin Global Real Estate            60,621        372,294       (311,673)
 Securities Fund
Franklin Small-Mid Cap Growth       6,945,075      8,045,182     (1,100,107)
 Securities Fund
Franklin Small Cap Value               79,291          1,366         77,925
 Securities Fund
Franklin Strategic Income          10,770,956      4,688,590      6,082,366
 Securities Fund
Mutual Shares Securities Fund      20,940,692     10,036,859     10,903,833
Templeton Developing Markets        3,006,688      2,394,009        612,679
 Securities Fund
Templeton Foreign Securities        6,574,206      8,437,278     (1,863,072)
 Fund
Templeton Global Asset                 64,249        217,165       (152,916)
 Allocation Fund
Templeton Growth Securities        14,327,754      5,990,593      8,337,161
 Fund
Mutual Discovery Securities        12,106,390      3,005,705      9,100,685
 Fund
Franklin Flex Cap Growth            3,254,982      1,445,832      1,809,150
 Securities Fund
Franklin Large Cap Value            1,397,826        426,441        971,385
 Securities Fund
Hartford Money Market HLS Fund    762,389,777    529,313,116    233,076,661
MFS Core Equity Series                397,450      1,616,449     (1,218,999)
MFS Emerging Growth Series          3,070,069      2,401,839        668,230
MFS Global Equity Series            1,000,712      1,084,679        (83,967)
MFS High Income Series              3,238,801      5,125,991     (1,887,190)
MFS Investors Growth Stock          1,106,323      3,448,966     (2,342,643)
 Series
MFS Investors Trust Series          9,049,831      5,123,517      3,926,314
MFS Mid Cap Growth Series           6,717,155      9,856,323     (3,139,168)
MFS New Discovery Series            5,407,204      5,848,510       (441,306)
MFS Total Return Series            16,383,582     10,331,646      6,051,936

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
MFS Value Series                    6,114,985      1,303,445      4,811,540
MFS Research Bond Series            6,267,990      1,152,526      5,115,464
MFS Research International          2,637,740        577,934      2,059,806
 Series
MFS Research Series                 2,964,228        860,014      2,104,214
BlackRock Global Growth V.I.           43,734         61,666        (17,932)
 Fund
BlackRock Large Cap Growth             24,255         75,424        (51,169)
 V.I. Fund
International Growth Equity            53,497          1,615         51,882
U.S. Mid Cap Value                    217,505         24,616        192,889
Focus Growth                           80,800          7,749         73,051
Capital Opportunities                 501,988         78,122        423,866
Developing Growth                      54,187         12,872         41,315
Flexible Income                        34,348            450         33,898
Dividend Growth                        20,583         13,750          6,833
Global Equity                          43,697         15,635         28,062
Jennison 20/20 Focus Portfolio         28,114         71,758        (43,644)
Jennison Portfolio                     95,448        120,682        (25,234)
Prudential Value Portfolio              3,670         42,439        (38,769)
Prudential Series                          --          6,959         (6,959)
 International Growth
Growth and Income                     496,518         47,921        448,597
Comstock                              174,753         18,764        155,989
Wells Fargo Advantage VT Asset        175,719         85,178         90,541
 Allocation Fund
Wells Fargo Advantage VT Total      1,528,437        471,438      1,056,999
 Return Bond Fund
Wells Fargo Advantage VT              434,414        277,713        156,701
 Equity Income Fund
Wells Fargo Advantage VT C&B          643,483        383,973        259,510
 Large Cap Value Fund
Wells Fargo Advantage VT Large        209,954         58,590        151,364
 Company Core Fund
Wells Fargo Advantage VT              349,220        316,217         33,003
 International Core Fund
Wells Fargo Advantage VT Large        446,796        534,828        (88,032)
 Company Growth Fund
Wells Fargo Advantage VT Money      4,479,543      2,328,793      2,150,750
 Market Fund
Wells Fargo Advantage VT Small        676,943        473,256        203,687
 Cap Growth Fund
Wells Fargo Advantage VT               22,976          3,040         19,936
 Discovery Fund
Wells Fargo Advantage VT               15,830         16,108           (278)
 Small/Mid Cap Value Fund
Wells Fargo Advantage VT                2,010             24          1,986
 Opportunity Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                    18,457,770     42,969,547     (24,511,777)
AIM V.I. Capital Appreciation Fund           77,559,769     85,890,370      (8,330,601)
AIM V.I. Core Equity Fund                    62,231,004    334,483,712    (272,252,708)
AIM V.I. Government Securities Fund         157,557,267     72,846,300      84,710,967
AIM V. I. International Growth Fund          30,448,605     16,508,767      13,939,838
AIM V.I. Mid Cap Core Equity Fund            25,010,306     49,036,213     (24,025,907)
AIM V.I. Small Cap Equity Fund                3,657,580      1,132,481       2,525,099
AIM V.I. Large Cap Growth Fund               11,609,333     53,116,357     (41,507,024)
American Funds Global Bond Fund                 797,043          9,021         788,022
American Funds Capital World Growth and      19,479,002        241,989      19,237,013
 Income Fund
American Funds Asset Allocation Fund         16,566,747     12,262,843       4,303,904
American Funds Blue Chip Income and         133,021,937    162,677,839     (29,655,902)
 Growth Fund
American Funds Bond Fund                     12,328,844      8,766,444       3,562,400
American Funds Global Growth Fund             8,887,757      5,561,881       3,325,876
American Funds Growth Fund                   44,516,601     31,584,966      12,931,635
American Funds Growth-Income Fund            35,052,095     25,644,007       9,408,088
American Funds International Fund            16,805,503      7,085,797       9,719,706
American Funds New World Fund                 6,855,933      3,490,982       3,364,951
American Funds Global Small                   7,711,730      5,258,198       2,453,532
 Capitalization Fund
Franklin Rising Dividends Securities         19,415,305      2,831,919      16,583,386
 Fund
Franklin Income Securities Fund              34,816,860      5,912,393      28,904,467
Franklin Large Cap Growth Securities          5,080,791      1,776,800       3,303,991
 Fund
Franklin Real Estate Fund                        79,823        434,136        (354,313)
Franklin Small-Mid Cap Growth Securities      6,532,480      6,833,618        (301,138)
 Fund
Franklin Strategic Income Securities          8,588,399      3,674,466       4,913,933
 Fund
Franklin Flex Cap Growth Securities Fund      2,607,150        884,912       1,722,238
Franklin Large Cap Value Securities Fund      1,631,617        630,947       1,000,670
Mutual Shares Securities Fund                18,976,514      6,435,543      12,540,971
Templeton Developing Markets Securities       4,319,429      3,048,671       1,270,758
 Fund
Templeton Foreign Securities Fund            11,312,730      5,754,579       5,558,151
Templeton Global Asset Allocation Fund           71,738        172,230        (100,492)
Templeton Growth Securities Fund             14,898,565      3,450,263      11,448,302
Mutual Discovery Securities Fund             11,155,513      1,934,931       9,220,582
Hartford Money Market HLS Fund              509,345,352    415,584,280      93,761,072
MFS Capital Opportunities Series                289,458      1,647,758      (1,358,300)
MFS Emerging Growth Series                    1,521,245      2,257,508        (736,263)
MFS Global Equity Series                      1,297,524        739,109         558,415
MFS High Income Series                        3,638,766      5,215,489      (1,576,723)
MFS Investors Growth Stock Series             1,644,140      4,085,881      (2,441,741)
MFS Investors Trust Series                   10,925,206      4,412,418       6,512,788
MFS Mid Cap Growth Series                     2,969,214      6,629,986      (3,660,772)
MFS New Discovery Series                     11,217,708      4,152,527       7,065,181
MFS Total Return Series                      15,051,302     10,185,669       4,865,633
MFS Value Series                              5,176,897        855,909       4,320,988
MFS Research Bond Series                      2,941,233        390,495       2,550,738
MFS Research International Series             1,809,048        566,568       1,242,480

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
MFS Research Series                           1,589,622        583,125       1,006,497
BlackRock Global Growth V.I. Fund                 6,132         15,380          (9,248)
BlackRock Large Cap Growth V. I. Fund            24,130         57,725         (33,595)
International Growth Equity                       7,685             --           7,685
U.S. Mid Cap Value                               61,446            365          61,081
Focus Growth                                     27,634          4,546          23,088
Capital Opportunities                           252,110          2,200         249,910
Developing Growth                                16,394             12          16,382
Flexible Income                                  41,090            115          40,975
Dividend Growth                                  27,623             --          27,623
Global Equity                                    21,284             53          21,231
Jennison 20/20 Focus Portfolio                   62,222         57,494           4,728
Jennison Portfolio                                  190        105,240        (105,050)
Prudential Value Portfolio                       30,149         66,878         (36,729)
SP William Blair International Growth             6,959             --           6,959
 Portfolio
Growth and Income                               251,409          5,999         245,410
Comstock                                         98,343          6,898          91,445
Wells Fargo Advantage VT Asset                  174,317        288,856        (114,539)
 Allocation Fund
Wells Fargo Advantage VT Total Return         1,357,389        607,696         749,693
 Bond Fund
Wells Fargo Advantage VT Equity Income          808,290        434,652         373,638
 Fund
Wells Fargo Advantage VT C&B Large Cap          379,197         33,887         345,310
 Value Fund
Wells Fargo Advantage VT Large Company           27,123          9,581          17,542
 Core Fund
Wells Fargo Advantage VT International          727,347        269,545         457,802
 Core Fund
Wells Fargo Advantage VT Large Company          786,850        715,120          71,730
 Growth Fund
Wells Fargo Advantage VT Money Market         1,224,578      1,162,406          62,172
 Fund
Wells Fargo Advantage VT Small Cap              786,416        236,759         549,657
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          35,865          3,349          32,516
Wells Fargo Advantage VT Small/Mid Cap           67,385          1,483          65,902
 Value Fund
Wells Fargo Advantage VT Opportunity              1,109             42           1,067
 Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges      1,750,617     $1.539735      $2,695,486
    Highest contract charges          394,205      1.415834         558,128
    Remaining contract charges    156,908,114            --     230,193,431
 2006  Lowest contract charges      1,650,167      1.529265       2,523,543
    Highest contract charges          119,806      1.430310         171,360
    Remaining contract charges    185,338,421            --     272,750,957
 2005  Lowest contract charges        550,287      1.362431         749,728
    Highest contract charges           66,457      1.296106          86,135
    Remaining contract charges    211,003,427            --     279,411,654
 2004  Lowest contract charges      1,518,236      1.316677       1,999,026
    Highest contract charges           20,775      1.257441          26,124
    Remaining contract charges    223,647,591            --     285,485,629
 2003  Lowest contract charges      1,198,408      1.196762       1,434,209
    Highest contract charges        1,617,228      1.161366       1,878,194
    Remaining contract charges    164,358,770            --     192,671,189
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        240,838      1.590673         383,095
    Highest contract charges          166,005      1.462664         242,810
    Remaining contract charges     76,252,144            --     115,420,120
 2006  Lowest contract charges        152,187      1.432186         217,946
    Highest contract charges          166,658      1.339498         223,238
    Remaining contract charges     84,839,131            --     116,918,885
 2005  Lowest contract charges         18,096      1.358807          24,589
    Highest contract charges           22,308      1.292664          28,837
    Remaining contract charges     37,821,577            --      49,972,771
 2004  Lowest contract charges        392,765      1.275804         501,092
    Highest contract charges            5,809      1.218395           7,078
    Remaining contract charges     38,172,286            --      47,219,088
 2003  Lowest contract charges        341,648      1.207936         412,689
    Highest contract charges          248,132      1.172191         290,858
    Remaining contract charges     30,293,982            --      35,845,030
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges         28,980     12.834710         371,955
    Highest contract charges           12,097     12.230262         147,944
    Remaining contract charges     27,232,610            --     339,039,281
 2006  Lowest contract charges         21,401     11.972479         256,224
    Highest contract charges            4,234     11.604187          49,137
    Remaining contract charges     30,864,871            --     362,262,126
 2005  Lowest contract charges             47     10.346561             484
    Highest contract charges              260     10.204436           2,651
    Remaining contract charges        127,941            --       1,311,968

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges        0.85%             0.60%              0.69%
    Highest contract charges          2.53%             1.23%             (1.01)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.55%             12.25%
    Highest contract charges          2.55%             0.50%             10.35%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.30%              9.20%
    Highest contract charges          2.51%             0.22%              3.08%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              10.02%
    Highest contract charges          2.50%               --               8.27%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.04%             32.36%
    Highest contract charges          2.38%             0.05%             30.46%
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        0.85%               --              11.07%
    Highest contract charges          2.54%               --               9.20%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.12%              5.40%
    Highest contract charges          2.52%             0.21%              3.62%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.18%             15.56%
    Highest contract charges          2.51%             0.10%              6.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --               5.62%
    Highest contract charges          2.45%               --               3.94%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%               --              28.30%
    Highest contract charges          2.38%               --              26.45%
    Remaining contract charges          --                --                 --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges        0.85%             1.27%              7.20%
    Highest contract charges          2.51%             2.58%              5.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.84%             1.02%             15.72%
    Highest contract charges          2.53%             0.83%             13.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             1.05%              7.33%
    Highest contract charges          2.44%             4.78%              6.16%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges      6,675,375     $1.190613      $7,947,789
    Highest contract charges          455,288      1.094766         498,434
    Remaining contract charges    682,491,850            --     775,202,269
 2006  Lowest contract charges      1,457,536      1.129202       1,645,852
    Highest contract charges           53,598      1.056100          56,605
    Remaining contract charges    551,803,378            --     599,682,525
 2005  Lowest contract charges        215,688      1.099804         237,215
    Highest contract charges           99,525      1.046223         104,125
    Remaining contract charges    468,288,332            --     500,362,178
 2004  Lowest contract charges      1,769,004      1.105472       1,955,584
    Highest contract charges           72,196      1.055721          76,219
    Remaining contract charges    345,692,677            --     370,398,600
 2003  Lowest contract charges      1,960,167      1.088130       2,132,916
    Highest contract charges        2,199,782      1.055918       2,322,789
    Remaining contract charges    231,306,108            --     246,605,138
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges      1,388,135      2.413489       3,350,249
    Highest contract charges           78,264      2.219333         173,693
    Remaining contract charges     96,217,812            --     222,238,108
 2006  Lowest contract charges        287,193      2.121749         609,349
    Highest contract charges            8,560      1.984479          16,988
    Remaining contract charges     49,747,329            --     101,724,383
 2005  Lowest contract charges         40,858      1.668706          68,180
    Highest contract charges            8,851      1.587486          14,052
    Remaining contract charges     36,053,535            --      58,438,083
 2004  Lowest contract charges         88,480      1.445927         127,935
    Highest contract charges            9,171      1.380892          12,665
    Remaining contract charges     17,817,045            --      24,973,192
 2003  Lowest contract charges         67,870      1.177149          79,893
    Highest contract charges           59,552      1.142322          68,027
    Remaining contract charges      8,198,597            --       9,444,551
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges      5,725,501      1.822898      10,437,004
    Highest contract charges          239,053      1.676212         400,704
    Remaining contract charges    218,893,496            --     380,535,402
 2006  Lowest contract charges      1,809,505      1.678202       3,036,714
    Highest contract charges           92,894      1.569599         145,807
    Remaining contract charges    231,072,258            --     373,319,415
 2005  Lowest contract charges        320,680      1.521487         487,911
    Highest contract charges           43,428      1.447415          62,858
    Remaining contract charges    256,636,456            --     379,612,312
 2004  Lowest contract charges      2,997,792      1.444712       4,330,946
    Highest contract charges           33,815      1.379716          46,655
    Remaining contract charges    230,251,882            --     322,495,930
 2003  Lowest contract charges      2,083,091      1.281424       2,669,322
    Highest contract charges        1,598,816      1.243511       1,988,146
    Remaining contract charges    159,772,104            --     200,501,774

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges        0.84%             6.62%              5.44%
    Highest contract charges          2.52%             9.25%              3.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.86%             9.11%              2.67%
    Highest contract charges          2.57%             3.89%              0.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%            13.42%              0.59%
    Highest contract charges          2.54%             4.07%              0.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             3.88%              1.59%
    Highest contract charges          2.48%            13.47%              0.02%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             2.16%              0.11%
    Highest contract charges          2.39%             2.92%              1.33%
    Remaining contract charges          --                --                 --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges        0.84%             0.68%             13.75%
    Highest contract charges          2.51%             1.21%             11.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.77%             27.15%
    Highest contract charges          2.55%             1.02%             25.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             2.39%             19.32%
    Highest contract charges          2.54%             0.66%             14.96%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             0.72%             22.83%
    Highest contract charges          2.45%             2.94%             20.89%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             0.66%             27.84%
    Highest contract charges          2.39%             0.47%             26.01%
    Remaining contract charges          --                --                 --
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges        0.84%             0.33%              8.62%
    Highest contract charges          2.53%             0.38%              6.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.71%             10.30%
    Highest contract charges          2.54%             1.97%              8.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             1.76%              9.01%
    Highest contract charges          2.54%             0.57%              4.91%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             0.18%             12.74%
    Highest contract charges          2.51%             0.49%             10.95%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%               --              26.11%
    Highest contract charges          2.38%               --              24.30%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges         29,940    $15.150787        $453,609
    Highest contract charges           17,619     14.206294         250,300
    Remaining contract charges      7,556,369            --     110,481,110
 2006  Lowest contract charges         17,931     14.526546         260,478
    Highest contract charges           11,508     13.854438         159,432
    Remaining contract charges      4,981,707            --      70,408,605
 2005  Lowest contract charges          1,058     12.475035          13,199
    Highest contract charges            2,538     12.101844          30,717
    Remaining contract charges      2,482,451            --      30,424,225
 2004  Lowest contract charges          7,059     11.703215          82,611
    Highest contract charges           28,440     11.488515         326,730
    Remaining contract charges      1,640,742            --      18,970,224
 2003  Lowest contract charges            622     10.799031           6,716
    Highest contract charges           14,360     10.767619         154,621
    Remaining contract charges        102,491            --       1,104,648
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges         35,007     13.278265         464,831
    Highest contract charges           27,813     12.652975         351,920
    Remaining contract charges      4,590,027            --      59,046,551
 2006  Lowest contract charges         16,181     11.580025         187,402
    Highest contract charges           11,533     11.223754         129,438
    Remaining contract charges      4,538,289            --      51,346,704
 2005  Lowest contract charges          1,438     10.809125          15,543
    Highest contract charges              462     10.656209           4,927
    Remaining contract charges        278,450            --       2,980,691
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges             33      9.802841             325
    Highest contract charges            4,650      9.765867          45,409
    Remaining contract charges          2,676            --          26,159
AMERICAN FUNDS GLOBAL BOND
 FUND
 2007  Lowest contract charges        606,229     11.067360       6,709,350
    Highest contract charges            1,798     10.836338          19,485
    Remaining contract charges      7,052,304            --      77,121,560
 2006  Lowest contract charges         15,186     10.218971         155,184
    Highest contract charges            1,567     10.178409          15,952
    Remaining contract charges        771,269            --       7,863,526
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges      6,273,176     12.245550      76,818,487
    Highest contract charges            6,427     11.888755          76,405
    Remaining contract charges     42,969,011            --     517,939,071
 2006  Lowest contract charges      1,477,347     10.961310      16,193,660
    Highest contract charges          334,964     10.828350       3,627,102
    Remaining contract charges     17,424,702            --     189,692,748

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges        0.85%             0.05%              4.30%
    Highest contract charges          2.54%             0.05%              2.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%               --              16.45%
    Highest contract charges          2.53%               --              14.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --              15.28%
    Highest contract charges          2.48%               --               5.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.01%              8.37%
    Highest contract charges          2.46%             0.01%              6.71%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.19%             0.01%              7.99%
    Highest contract charges          0.45%             0.05%              7.68%
    Remaining contract charges          --                --                 --
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges        0.84%             0.05%             14.67%
    Highest contract charges          2.53%             0.06%             12.73%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.29%              7.13%
    Highest contract charges          2.51%             0.92%              5.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.82%               --              14.21%
    Highest contract charges          2.30%               --              12.93%
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges          --                --               2.54%
    Highest contract charges          0.61%               --               2.35%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL BOND
 FUND
 2007  Lowest contract charges        0.84%             6.87%              8.30%
    Highest contract charges          2.50%            20.18%              6.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.21%             1.34%              1.86%
    Highest contract charges          0.58%             2.08%              1.61%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges        0.84%             2.65%             11.72%
    Highest contract charges          2.53%             3.47%              9.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.63%             1.42%              9.68%
    Highest contract charges          1.85%             1.13%              8.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges          1,645    $15.459201         $25,446
    Highest contract charges           63,959     13.442506         859,763
    Remaining contract charges    141,981,312            --   2,001,549,029
 2006  Lowest contract charges          9,934     14.588461         144,909
    Highest contract charges           38,048     12.941607         492,406
    Remaining contract charges    140,345,702            --   1,884,288,119
 2005  Lowest contract charges         10,469     12.793383         133,928
    Highest contract charges            8,647     11.578387         100,122
    Remaining contract charges    136,070,664            --   1,619,070,299
 2004  Lowest contract charges         10,465     11.786704         123,350
    Highest contract charges            1,641     10.882712          17,854
    Remaining contract charges    125,182,467            --   1,386,250,608
 2003  Lowest contract charges          8,998     10.939269          98,427
    Highest contract charges          491,001     10.304308       5,059,430
    Remaining contract charges     89,897,670            --     934,005,453
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges         10,381      1.294501          13,438
    Highest contract charges        1,056,985      1.145462       1,210,736
    Remaining contract charges  1,110,053,037            --   1,329,579,610
 2006  Lowest contract charges         10,380      1.275794          13,244
    Highest contract charges          748,207      1.151721         861,725
    Remaining contract charges  1,160,266,131            --   1,384,897,736
 2005  Lowest contract charges         14,032      1.092544          15,330
    Highest contract charges          187,591      1.006214         188,757
    Remaining contract charges  1,190,478,997            --   1,230,927,940
 2004  Lowest contract charges         14,037      1.024433          14,380
    Highest contract charges           36,346      0.962536          34,985
    Remaining contract charges  1,131,890,853            --   1,110,725,400
 2003  Lowest contract charges         35,666      0.938623          33,477
    Highest contract charges        6,852,958      0.899720       6,165,744
    Remaining contract charges    846,995,529            --     771,349,895
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges          1,962     14.812776          29,072
    Highest contract charges           90,503     12.828250       1,160,991
    Remaining contract charges     90,331,752            --   1,241,720,539
 2006  Lowest contract charges          4,104     14.414680          59,159
    Highest contract charges           58,187     12.735633         741,051
    Remaining contract charges     81,315,193            --   1,098,503,472
 2005  Lowest contract charges          2,141     13.547855          29,012
    Highest contract charges           19,542     12.211532         238,633
    Remaining contract charges     77,793,401            --     998,579,557
 2004  Lowest contract charges          2,141     13.409593          28,716
    Highest contract charges            7,194     12.331092          88,704
    Remaining contract charges     72,017,916            --     926,234,643
 2003  Lowest contract charges          2,141     12.754482          27,313
    Highest contract charges          474,929     11.965616       5,682,815
    Remaining contract charges     58,397,494            --     723,795,515

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        0.55%             0.94%              5.97%
    Highest contract charges          2.53%             2.83%              3.87%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             2.19%             14.03%
    Highest contract charges          2.54%             3.44%             11.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             2.24%              8.54%
    Highest contract charges          2.51%             3.69%              6.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             2.11%              7.75%
    Highest contract charges          2.52%             3.02%              5.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             2.39%             21.07%
    Highest contract charges          2.39%             2.97%             18.86%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges        0.55%             2.52%              1.47%
    Highest contract charges          2.54%             2.77%             (0.54)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.24%             16.77%
    Highest contract charges          2.54%             1.00%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.99%              6.65%
    Highest contract charges          2.52%             0.66%              4.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.70%              9.14%
    Highest contract charges          2.52%             0.84%              6.98%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%               --              30.01%
    Highest contract charges          2.39%               --              27.63%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges        0.55%             6.62%              2.76%
    Highest contract charges          2.54%             8.48%              0.73%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             3.05%              6.40%
    Highest contract charges          2.55%             3.26%              4.29%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             3.79%              1.03%
    Highest contract charges          2.53%             3.41%              0.97%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             3.57%              5.14%
    Highest contract charges          2.52%             3.53%              3.06%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             3.90%             12.18%
    Highest contract charges          2.39%             3.74%             10.12%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges            662    $16.622894         $11,005
    Highest contract charges           28,340     11.950746         338,680
    Remaining contract charges     53,002,454            --     839,575,309
 2006  Lowest contract charges            661     14.553542           9,636
    Highest contract charges            2,678     10.674307          28,584
    Remaining contract charges     51,250,515            --     719,382,855
 2005  Lowest contract charges          3,327     12.151586          40,432
    Highest contract charges            7,732      9.092566          70,308
    Remaining contract charges     47,916,919            --     565,434,947
 2004  Lowest contract charges          3,328     10.711021          35,645
    Highest contract charges            5,074      8.176466          41,484
    Remaining contract charges     42,232,422            --     443,900,130
 2003  Lowest contract charges          3,984      9.490163          37,812
    Highest contract charges          258,056      8.056988       2,079,153
    Remaining contract charges     30,808,949            --     291,078,416
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges          3,371     12.990526          43,792
    Highest contract charges          289,804     10.427125       3,021,825
    Remaining contract charges    337,097,888            --   4,511,529,567
 2006  Lowest contract charges          3,371     11.626464          39,192
    Highest contract charges          185,668      9.520749       1,767,698
    Remaining contract charges    333,506,534            --   4,029,775,608
 2005  Lowest contract charges          8,525     10.606836          90,419
    Highest contract charges           65,623      8.861284         581,508
    Remaining contract charges    320,689,791            --   3,557,161,722
 2004  Lowest contract charges          9,193      9.179128          84,386
    Highest contract charges           32,993      7.823331         258,116
    Remaining contract charges    292,097,787            --   2,824,395,891
 2003  Lowest contract charges          9,172      8.204458          75,251
    Highest contract charges        1,569,124      7.107056      11,151,851
    Remaining contract charges    215,191,705            --   1,876,242,213
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges          3,659     15.716464          57,513
    Highest contract charges          220,553     13.885894       3,062,571
    Remaining contract charges    310,932,495            --   4,503,647,602
 2006  Lowest contract charges          7,603     15.044453         114,382
    Highest contract charges           97,795     13.560686       1,326,171
    Remaining contract charges    308,732,232            --   4,312,874,045
 2005  Lowest contract charges         14,103     13.131137         185,184
    Highest contract charges           56,514     12.075123         682,419
    Remaining contract charges    299,358,925            --   3,684,213,947
 2004  Lowest contract charges         14,880     12.475956         185,646
    Highest contract charges           22,931     11.704328         268,390
    Remaining contract charges    268,887,815            --   3,177,391,559
 2003  Lowest contract charges         13,123     11.365643         149,154
    Highest contract charges        1,124,389     10.721995      12,055,696
    Remaining contract charges    198,046,354            --   2,155,493,450

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges        0.55%             2.70%             14.22%
    Highest contract charges          2.48%             4.76%             11.96%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.21%             19.77%
    Highest contract charges          2.55%             0.92%             17.40%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.67%             13.45%
    Highest contract charges          2.53%             0.52%             11.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.44%             12.86%
    Highest contract charges          2.52%             0.52%             10.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             0.49%             34.53%
    Highest contract charges          2.39%             0.43%             32.07%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges        0.55%             0.79%             11.73%
    Highest contract charges          2.54%             0.99%              9.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             0.50%              9.61%
    Highest contract charges          2.54%             1.12%              7.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.70%             15.55%
    Highest contract charges          2.53%             0.92%             13.27%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.18%             11.88%
    Highest contract charges          2.53%             0.28%              9.67%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             0.13%             36.06%
    Highest contract charges          2.38%             0.15%             33.57%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges        0.55%             1.10%              4.47%
    Highest contract charges          2.53%             2.35%              2.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.16%             14.57%
    Highest contract charges          2.55%             1.85%             12.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.34%              5.25%
    Highest contract charges          2.52%             2.16%              3.17%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.89%              9.77%
    Highest contract charges          2.52%             1.44%              7.60%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.20%             31.70%
    Highest contract charges          2.38%             1.36%             29.29%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges          1,573    $17.738385         $27,882
    Highest contract charges           50,789     12.656410         642,813
    Remaining contract charges     82,701,367            --   1,384,143,255
 2006  Lowest contract charges          2,147     14.860722          31,912
    Highest contract charges           31,531     10.817275         341,074
    Remaining contract charges     80,029,572            --   1,136,998,955
 2005  Lowest contract charges          3,909     12.559161          49,090
    Highest contract charges           12,018      9.326581         112,088
    Remaining contract charges     70,327,617            --     854,725,953
 2004  Lowest contract charges          4,397     10.393491          45,696
    Highest contract charges           10,641      7.874120          83,791
    Remaining contract charges     58,012,272            --     590,047,576
 2003  Lowest contract charges          4,397      8.758771          38,515
    Highest contract charges          328,812      7.405010       2,434,853
    Remaining contract charges     35,593,956            --     312,294,184
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges          1,231     30.581586          37,661
    Highest contract charges            5,729     25.310667         145,011
    Remaining contract charges     20,318,733            --     560,291,590
 2006  Lowest contract charges          2,641     23.258443          61,441
    Highest contract charges              867     19.638252          17,028
    Remaining contract charges     17,176,235            --     364,026,955
 2005  Lowest contract charges          2,642     17.637753          46,593
    Highest contract charges              890     15.193093          13,522
    Remaining contract charges     13,811,260            --     224,349,908
 2004  Lowest contract charges          2,978     14.688942          43,742
    Highest contract charges               65     12.908373             840
    Remaining contract charges      9,311,198            --     127,484,428
 2003  Lowest contract charges          2,978     12.432788          37,024
    Highest contract charges           23,564     11.146365         262,655
    Remaining contract charges      6,166,812            --      72,567,224
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        805,280     24.253651      19,530,981
    Highest contract charges           15,547     17.296552         268,916
    Remaining contract charges     29,235,363            --     628,184,794
 2006  Lowest contract charges        383,602     20.144150       7,727,336
    Highest contract charges            2,742     14.612053          40,060
    Remaining contract charges     27,984,064            --     505,443,276
 2005  Lowest contract charges         82,700     16.376893       1,354,370
    Highest contract charges            1,303     12.083008          15,738
    Remaining contract charges     25,832,873            --     384,172,768
 2004  Lowest contract charges        471,158     13.406321       6,316,499
    Highest contract charges              365      9.888098           3,606
    Remaining contract charges     20,236,417            --     243,974,997
 2003  Lowest contract charges        316,816     11.196332       3,547,180
    Highest contract charges          105,773      8.501150         899,196
    Remaining contract charges     13,325,715            --     135,972,551

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges        0.55%             1.41%             19.36%
    Highest contract charges          2.54%             2.07%             17.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.22%             18.33%
    Highest contract charges          2.56%             3.88%             15.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.51%             20.84%
    Highest contract charges          2.54%             1.52%             18.45%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             1.34%             18.66%
    Highest contract charges          2.51%             2.43%             16.32%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.59%             34.11%
    Highest contract charges          2.38%             1.99%             31.66%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges        0.55%             2.60%             31.49%
    Highest contract charges          2.50%             3.71%             28.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.54%             31.87%
    Highest contract charges          2.55%             1.55%             29.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.21%             20.08%
    Highest contract charges          2.52%             0.21%             17.70%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             1.98%             18.15%
    Highest contract charges          2.52%               --              15.81%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.88%             38.41%
    Highest contract charges          2.39%             1.93%             35.88%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        0.85%             3.18%             20.40%
    Highest contract charges          2.51%             4.16%             18.37%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.45%             23.00%
    Highest contract charges          2.56%             0.43%             20.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.33%             24.21%
    Highest contract charges          2.54%             0.52%             22.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              19.74%
    Highest contract charges          2.53%               --              17.84%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.59%             52.08%
    Highest contract charges          2.38%             0.51%             49.89%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges      2,265,784    $15.218488     $34,481,810
    Highest contract charges           32,174     14.200576         456,892
    Remaining contract charges     67,758,568            --     994,511,862
 2006  Lowest contract charges      1,203,344     15.772306      18,979,513
    Highest contract charges           24,105     14.969769         360,840
    Remaining contract charges     56,083,485            --     860,163,006
 2005  Lowest contract charges        295,756     13.581424       4,016,791
    Highest contract charges           16,010     13.111329         209,916
    Remaining contract charges     40,415,782            --     538,698,169
 2004  Lowest contract charges        550,441     13.343129       7,344,611
    Highest contract charges          581,258     13.010868       7,562,677
    Remaining contract charges     25,896,626            --     339,993,076
 2003  Lowest contract charges         58,295     12.135710         707,455
    Highest contract charges           16,619     12.018369         199,732
    Remaining contract charges      7,202,430            --      86,861,474
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges          1,786     16.906515          30,193
    Highest contract charges           59,907     15.145488         907,319
    Remaining contract charges    167,798,405            --   2,642,967,669
 2006  Lowest contract charges          3,241     16.384241          53,100
    Highest contract charges           39,490     14.974072         591,333
    Remaining contract charges    133,205,895            --   2,053,981,822
 2005  Lowest contract charges          1,455     13.933173          20,273
    Highest contract charges           22,353     12.991094         290,384
    Remaining contract charges    104,320,354            --   1,383,599,497
 2004  Lowest contract charges        863,574     13.642332      11,781,159
    Highest contract charges          861,993     13.122761      11,311,726
    Remaining contract charges     65,655,124            --     872,856,079
 2003  Lowest contract charges        176,401     12.096560       2,133,848
    Highest contract charges          145,929     11.817583       1,724,527
    Remaining contract charges     31,101,309            --     370,332,263
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        180,106     12.827021       2,310,220
    Highest contract charges           10,283     11.848456         121,833
    Remaining contract charges     17,933,407            --     219,924,132
 2006  Lowest contract charges        114,705     12.177757       1,396,849
    Highest contract charges            3,973     11.441566          45,458
    Remaining contract charges     17,940,554            --     210,823,420
 2005  Lowest contract charges         27,069     11.074918         299,782
    Highest contract charges            3,130     10.583797          33,128
    Remaining contract charges     14,725,042            --     158,900,875
 2004  Lowest contract charges         26,893     11.174616         300,520
    Highest contract charges            1,209     10.743408          12,994
    Remaining contract charges      9,246,790            --     100,640,664
 2003  Lowest contract charges          5,317     10.452055          55,576
    Highest contract charges           21,282     10.210816         217,310
    Remaining contract charges      2,553,237            --      26,271,482

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             2.26%             (3.51)%
    Highest contract charges          2.54%             2.06%             (5.14)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.97%             16.13%
    Highest contract charges          2.55%             1.04%             14.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.18%              5.93%
    Highest contract charges          2.48%               --               0.82%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.57%              9.95%
    Highest contract charges          2.47%             0.59%              8.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.63%             0.12%             21.36%
    Highest contract charges          1.60%             0.44%             20.18%
    Remaining contract charges          --                --                 --
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges        0.55%             2.85%              3.19%
    Highest contract charges          2.54%             2.79%              1.15%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             2.59%             17.59%
    Highest contract charges          2.55%             3.36%             15.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             3.89%              1.05%
    Highest contract charges          2.47%             2.41%              0.95%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             2.87%             12.78%
    Highest contract charges          2.48%             2.81%             11.05%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             4.46%             30.47%
    Highest contract charges          2.38%             5.57%             28.60%
    Remaining contract charges          --                --                 --
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             0.74%              5.33%
    Highest contract charges          2.53%             0.46%              3.56%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.71%              9.96%
    Highest contract charges          2.55%             0.79%              8.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --               4.27%
    Highest contract charges          2.52%             0.46%              1.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.46%              6.91%
    Highest contract charges          2.48%             0.23%              5.22%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.79%             25.75%
    Highest contract charges          2.39%             0.78%             23.94%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges         18,237    $26.430064        $482,022
    Highest contract charges            8,193     18.884833         154,718
    Remaining contract charges        999,677            --      21,238,501
 2006  Lowest contract charges         21,593     33.716717         728,059
    Highest contract charges            8,252     24.480398         202,010
    Remaining contract charges      1,307,936            --      35,733,744
 2005  Lowest contract charges         31,171     28.226888         879,850
    Highest contract charges              504     20.824893          10,496
    Remaining contract charges      1,660,419            --      38,158,886
 2004  Lowest contract charges         32,236     25.112355         809,528
    Highest contract charges           12,414     18.854076         234,060
    Remaining contract charges      1,975,381            --      40,655,416
 2003  Lowest contract charges         35,846     19.234925         689,501
    Highest contract charges            5,926     14.652183          86,832
    Remaining contract charges      2,213,016            --      35,058,059
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        242,924     14.408266       3,500,098
    Highest contract charges           52,838      7.996026         422,497
    Remaining contract charges     35,243,495            --     389,269,626
 2006  Lowest contract charges        139,855     13.062801       1,826,906
    Highest contract charges           14,304      7.373627         105,471
    Remaining contract charges     36,485,205            --     368,889,027
 2005  Lowest contract charges         44,613     12.120647         540,744
    Highest contract charges           12,357      6.959172          85,996
    Remaining contract charges     36,883,532            --     346,380,306
 2004  Lowest contract charges        199,676     11.869463       2,370,052
    Highest contract charges            9,454      6.812757          64,408
    Remaining contract charges     38,719,405            --     350,044,426
 2003  Lowest contract charges        178,290     10.749301       1,916,495
    Highest contract charges          478,168      6.297494       3,011,262
    Remaining contract charges     32,031,044            --     262,786,535
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges          1,818      9.266350          16,846
    Highest contract charges           34,139      9.231379         315,147
    Remaining contract charges         41,968            --         387,993

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges        0.95%             2.28%            (21.61)%
    Highest contract charges          2.55%             2.26%            (22.86)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.95%             2.09%             19.45%
    Highest contract charges          2.56%             0.63%             17.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.95%             1.40%             12.40%
    Highest contract charges          2.51%               --              10.62%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             1.93%             30.56%
    Highest contract charges          2.39%             1.96%             28.68%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             2.47%             34.47%
    Highest contract charges          2.37%             2.54%             32.53%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%               --              10.30%
    Highest contract charges          2.53%               --               8.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%               --               7.77%
    Highest contract charges          2.55%               --               5.96%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --              15.29%
    Highest contract charges          2.54%               --               2.15%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              10.42%
    Highest contract charges          2.53%               --               8.67%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%               --              35.95%
    Highest contract charges          2.38%               --              34.00%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        0.15%               --               0.06%
    Highest contract charges          0.57%               --              (0.12)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges      1,355,486    $16.963013     $22,993,124
    Highest contract charges           28,608     14.676700         419,865
    Remaining contract charges     45,030,898            --     700,436,872
 2006  Lowest contract charges        552,158     16.108811       8,894,602
    Highest contract charges           27,181     14.176524         385,337
    Remaining contract charges     39,753,287            --     592,393,087
 2005  Lowest contract charges        150,979     14.972815       2,260,587
    Highest contract charges            9,980     13.402661         133,754
    Remaining contract charges     35,257,734            --     492,887,724
 2004  Lowest contract charges        366,668     15.102795       5,537,709
    Highest contract charges            1,721     13.514956          23,264
    Remaining contract charges     26,903,181            --     376,103,302
 2003  Lowest contract charges        219,517     13.859065       3,042,300
    Highest contract charges          174,848     12.519934       2,189,091
    Remaining contract charges     19,209,229            --     248,585,991
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        172,698     12.444192       2,149,095
    Highest contract charges              419     11.858630           4,966
    Remaining contract charges      4,835,426            --      58,491,948
 2006  Lowest contract charges        124,377     10.978096       1,365,434
    Highest contract charges            3,918     10.640852          41,687
    Remaining contract charges      3,071,098            --      33,097,908
 2005  Lowest contract charges         28,326     10.524182         298,107
    Highest contract charges           37,449     10.380183         388,732
    Remaining contract charges      1,411,380            --      14,725,202
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        163,353     11.800600       1,927,666
    Highest contract charges           10,846     11.245329         121,963
    Remaining contract charges      2,323,985            --      26,682,443
 2006  Lowest contract charges        110,926     11.932502       1,323,618
    Highest contract charges              892     11.566035          10,321
    Remaining contract charges      1,414,981            --      16,584,457
 2005  Lowest contract charges         29,922     10.357740         309,923
    Highest contract charges           14,570     10.215971         148,845
    Remaining contract charges        481,637            --       4,949,665

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges        0.84%             4.87%              5.30%
    Highest contract charges          2.54%             5.18%              3.53%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             4.25%              7.59%
    Highest contract charges          2.55%             4.58%              5.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             1.02%              2.59%
    Highest contract charges          2.50%             2.12%              0.83%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             3.12%              8.97%
    Highest contract charges          2.50%             1.66%              7.25%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             2.51%             19.22%
    Highest contract charges          2.39%             2.82%             17.50%
    Remaining contract charges          --                --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             0.12%             13.36%
    Highest contract charges          2.56%             0.16%             11.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.01%              4.31%
    Highest contract charges          2.54%             0.01%              2.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.29%             11.76%
    Highest contract charges          2.46%             0.23%             10.55%
    Remaining contract charges          --                --                 --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             1.84%             (1.11)%
    Highest contract charges          2.51%             3.71%             (2.77)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.99%             15.20%
    Highest contract charges          2.53%             1.48%             13.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.82%             2.27%              6.61%
    Highest contract charges          2.44%             2.19%              5.44%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges                    1,651      $18.115531           $29,900
    Highest contract charges                     97,406       16.597302         1,616,678
    Remaining contract charges              114,053,802              --     1,977,118,234
 2006  Lowest contract charges                    1,574       17.629377            27,748
    Highest contract charges                     49,495       16.453485           814,361
    Remaining contract charges              103,197,957              --     1,746,359,076
 2005  Lowest contract charges                    1,273       15.111786            19,239
    Highest contract charges                     26,740       14.257743           381,253
    Remaining contract charges               90,680,042              --     1,313,048,173
 2004  Lowest contract charges                    1,316       13.744675            18,091
    Highest contract charges                     20,101       13.229769           265,933
    Remaining contract charges               73,985,912              --       983,776,433
 2003  Lowest contract charges                    1,366       12.270479            16,757
    Highest contract charges                    422,809       11.592760         4,901,518
    Remaining contract charges               51,450,646              --       617,781,417
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges                  130,970       30.661983         4,015,834
    Highest contract charges                      4,194       26.042533           109,212
    Remaining contract charges               10,656,041              --       295,157,734
 2006  Lowest contract charges                   85,986       23.955722         2,059,862
    Highest contract charges                      1,373       20.695292            28,417
    Remaining contract charges               10,091,166              --       219,459,471
 2005  Lowest contract charges                   13,107       18.811427           246,563
    Highest contract charges                      1,887       16.529708            31,194
    Remaining contract charges                8,892,773              --       152,409,610
 2004  Lowest contract charges                   48,759       15.109178           736,710
    Highest contract charges                        594       13.272221             7,881
    Remaining contract charges                5,274,548              --        72,232,825
 2003  Lowest contract charges                   28,735       12.218910           351,112
    Highest contract charges                     16,178       12.302650           199,029
    Remaining contract charges                3,195,896              --        35,452,792
TEMPLETON FOREIGN SECURITIES FUND
 2007  Lowest contract charges                  574,387       16.755358         9,624,063
    Highest contract charges                     28,114       14.128636           397,214
    Remaining contract charges               50,188,589              --       756,523,925
 2006  Lowest contract charges                  300,884       14.636053         4,403,749
    Highest contract charges                      3,538       12.553109            44,416
    Remaining contract charges               52,349,740              --       694,950,519
 2005  Lowest contract charges                   95,831       12.154452         1,164,773
    Highest contract charges                     10,268       10.603352           108,873
    Remaining contract charges               46,989,912              --       522,348,665
 2004  Lowest contract charges                  253,723       11.321045         2,872,413
    Highest contract charges                      8,289        9.873173            81,842
    Remaining contract charges               34,440,721              --       353,186,213
 2003  Lowest contract charges                  124,710        9.642470         1,202,509
    Highest contract charges                    124,575        8.544872         1,064,480
    Remaining contract charges               12,246,457              --       107,646,951

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges                0.70%              1.40%               2.76%
    Highest contract charges                  2.54%              1.12%               0.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              1.31%              17.55%
    Highest contract charges                  2.54%              1.26%              15.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.88%               9.95%
    Highest contract charges                  2.53%              0.88%               7.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              0.77%              12.01%
    Highest contract charges                  2.52%              0.50%               9.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              1.01%              24.46%
    Highest contract charges                  2.39%              1.08%              22.18%
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges                0.85%              2.31%              27.99%
    Highest contract charges                  2.51%              1.63%              25.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.28%              27.35%
    Highest contract charges                  2.55%              1.30%              25.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.20%              27.62%
    Highest contract charges                  2.53%              0.65%              24.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.78%              23.65%
    Highest contract charges                  2.52%                --               21.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.23%              52.29%
    Highest contract charges                  2.39%              1.31%              50.10%
    Remaining contract charges                  --                 --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2007  Lowest contract charges                0.85%              1.84%              14.48%
    Highest contract charges                  2.52%              0.76%              12.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.42%
    Highest contract charges                  2.55%              1.30%              18.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.22%              12.21%
    Highest contract charges                  2.54%              1.28%               7.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.97%              17.41%
    Highest contract charges                  2.50%              0.27%              15.55%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.62%              30.96%
    Highest contract charges                  2.39%              1.70%              29.08%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2007  Lowest contract charges                   45,246      $18.832232          $852,076
    Highest contract charges                      2,637       16.500507            43,512
    Remaining contract charges                  773,856              --        13,336,444
 2006  Lowest contract charges                   47,770       17.281807           825,542
    Highest contract charges                      2,013       15.355498            30,913
    Remaining contract charges                  924,873              --        14,725,765
 2005  Lowest contract charges                   52,513       14.405588           756,480
    Highest contract charges                      2,357       12.980266            30,598
    Remaining contract charges                1,020,278              --        13,598,452
 2004  Lowest contract charges                   65,767       14.043980           923,633
    Highest contract charges                      2,738       12.832838            35,141
    Remaining contract charges                1,123,966              --        14,680,562
 2003  Lowest contract charges                   75,891       12.252158           929,831
    Highest contract charges                        367       11.353314             4,161
    Remaining contract charges                1,219,639              --        14,004,942
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges                3,197,772       17.480379        55,898,276
    Highest contract charges                     55,140       14.495551           799,279
    Remaining contract charges               68,763,989              --     1,072,977,291
 2006  Lowest contract charges                1,508,979       17.225283        25,992,594
    Highest contract charges                     54,456       14.528955           791,187
    Remaining contract charges               62,116,306              --       961,388,720
 2005  Lowest contract charges                  327,924       14.262017         4,676,861
    Highest contract charges                     19,939       12.235707           243,969
    Remaining contract charges               51,883,575              --       670,295,196
 2004  Lowest contract charges                  333,523       13.443331         4,483,660
    Highest contract charges                    779,824       11.535531         8,995,682
    Remaining contract charges               32,731,295              --       395,432,347
 2003  Lowest contract charges                  112,053       11.697022         1,310,692
    Highest contract charges                     95,900       10.427189           999,965
    Remaining contract charges               16,723,197              --       177,479,980
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges                      937       22.904210            21,444
    Highest contract charges                     41,910       21.030000           881,367
    Remaining contract charges               35,005,065              --       762,905,320
 2006  Lowest contract charges                      936       20.621663            19,308
    Highest contract charges                     35,700       19.287666           688,563
    Remaining contract charges               25,910,591              --       512,602,236
 2005  Lowest contract charges                    1,392       16.943447            23,589
    Highest contract charges                     21,916       16.078683           352,384
    Remaining contract charges               16,703,338              --       272,994,516
 2004  Lowest contract charges                    1,052       14.691110            15,450
    Highest contract charges                    220,966       14.229936         3,144,325
    Remaining contract charges                7,107,621              --       102,058,758
 2003  Lowest contract charges                    2,096       12.464859            26,124
    Highest contract charges                      4,506       12.344283            55,625
    Remaining contract charges                2,002,336              --        24,800,147

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2007  Lowest contract charges                0.95%             17.44%               8.97%
    Highest contract charges                  2.34%             16.38%               7.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              7.12%              19.97%
    Highest contract charges                  2.35%              6.75%              18.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              3.79%               2.58%
    Highest contract charges                  2.34%              3.52%               1.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              2.78%              14.63%
    Highest contract charges                  2.33%              2.60%              13.03%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              2.59%              30.71%
    Highest contract charges                  2.26%                --               28.89%
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges                0.85%              1.27%               1.48%
    Highest contract charges                  2.54%              1.36%              (0.23)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.78%
    Highest contract charges                  2.54%              1.32%              18.74%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.19%               9.79%
    Highest contract charges                  2.50%              1.10%               6.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.08%              14.93%
    Highest contract charges                  2.45%              0.79%              13.16%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.58%              30.89%
    Highest contract charges                  2.39%              1.62%              29.01%
    Remaining contract charges                  --                 --                  --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges                0.70%              1.44%              11.07%
    Highest contract charges                  2.54%              1.40%               9.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.74%                --               22.20%
    Highest contract charges                  2.55%              1.07%              19.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.32%              15.33%
    Highest contract charges                  2.49%              0.97%              13.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.54%              1.26%              17.55%
    Highest contract charges                  2.43%              0.47%              15.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%              0.70%              24.65%
    Highest contract charges                  1.60%              0.30%              23.44%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                3,141,794       $1.185236        $3,723,765
    Highest contract charges                    167,210        1.034643           173,002
    Remaining contract charges              580,085,723              --       641,218,095
 2006  Lowest contract charges                      923        1.122600             1,036
    Highest contract charges                    121,155        1.011338           122,529
    Remaining contract charges              350,195,987              --       376,339,993
 2005  Lowest contract charges                  452,963        1.097140           496,964
    Highest contract charges                     44,659        0.990846            44,250
    Remaining contract charges              256,059,371              --       266,952,857
 2004  Lowest contract charges                  550,277        1.094675           602,374
    Highest contract charges                     21,189        0.988311            20,941
    Remaining contract charges              215,522,157              --       223,216,098
 2003  Lowest contract charges                1,099,599        1.094789         1,203,829
    Highest contract charges                  1,686,673        1.004366         1,694,037
    Remaining contract charges              227,158,892              --       237,434,215
MFS CORE EQUITY SERIES
 2007  Lowest contract charges                  144,880       11.440100         1,657,443
    Highest contract charges                      4,575        7.322856            33,504
    Remaining contract charges                4,477,418              --        41,788,147
 2006  Lowest contract charges                  177,574       10.390804         1,845,139
    Highest contract charges                     17,958        6.768617           121,551
    Remaining contract charges                5,650,340              --        48,076,603
 2005  Lowest contract charges                  203,763        9.217904         1,878,265
    Highest contract charges                     17,671        6.098386           107,764
    Remaining contract charges                6,982,738              --        52,925,741
 2004  Lowest contract charges                  217,101        9.151640         1,986,831
    Highest contract charges                      6,115        6.149111            37,600
    Remaining contract charges                8,500,566              --        64,305,183
 2003  Lowest contract charges                  191,756        8.215084         1,575,292
    Highest contract charges                     44,326        5.630022           249,554
    Remaining contract charges                9,290,932              --        63,566,372
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges                   18,087       10.523433           190,331
    Highest contract charges                     34,717        6.418030           222,816
    Remaining contract charges                8,136,475              --        69,844,780
 2006  Lowest contract charges                    9,761        8.758777            85,497
    Highest contract charges                      9,758        5.433347            53,019
    Remaining contract charges                7,501,530              --        54,513,853
 2005  Lowest contract charges                    2,001        8.187316            16,384
    Highest contract charges                      2,840        5.165968            14,670
    Remaining contract charges                8,252,471              --        56,616,152
 2004  Lowest contract charges                  166,739        7.694402         1,282,957
    Highest contract charges                        749        4.853345             3,636
    Remaining contract charges                8,820,166              --        56,173,389
 2003  Lowest contract charges                  186,039        6.876662         1,279,328
    Highest contract charges                    168,777        4.367772           737,179
    Remaining contract charges                9,165,413              --        52,970,434

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                0.85%              4.77%               4.06%
    Highest contract charges                  2.54%              4.83%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.57%               4.13%
    Highest contract charges                  2.55%              4.85%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              3.34%               1.54%
    Highest contract charges                  2.52%              2.94%               0.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.96%              0.97%               0.01%
    Highest contract charges                  2.47%              1.43%               1.60%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.77%               0.20%
    Highest contract charges                  2.38%              0.70%               1.64%
    Remaining contract charges                  --                 --                  --
MFS CORE EQUITY SERIES
 2007  Lowest contract charges                0.95%              0.36%              10.10%
    Highest contract charges                  2.44%                --                8.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.45%              12.72%
    Highest contract charges                  2.50%              0.51%              10.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              0.76%               0.72%
    Highest contract charges                  2.49%              0.76%               0.83%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.35%              11.40%
    Highest contract charges                  2.49%              0.46%               9.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.23%              26.18%
    Highest contract charges                  2.39%              0.15%              24.37%
    Remaining contract charges                  --                 --                  --
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges                0.84%                --               20.15%
    Highest contract charges                  2.53%                --               18.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                6.98%
    Highest contract charges                  2.55%                --                5.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               18.67%
    Highest contract charges                  2.53%                --                6.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               11.89%
    Highest contract charges                  2.53%                --               10.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               29.00%
    Highest contract charges                  2.38%                --               27.14%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges                   42,827      $17.942006          $768,410
    Highest contract charges                        456       14.258638             6,502
    Remaining contract charges                2,463,233              --        39,032,656
 2006  Lowest contract charges                   32,757       16.571538           542,831
    Highest contract charges                     51,951       13.415376           696,942
    Remaining contract charges                2,505,774              --        37,102,239
 2005  Lowest contract charges                    6,971       13.434136            93,646
    Highest contract charges                     39,153       11.056369           432,885
    Remaining contract charges                1,985,943              --        24,018,777
 2004  Lowest contract charges                   25,536       12.802636           326,926
    Highest contract charges                     61,078       10.528057           643,034
    Remaining contract charges                1,829,028              --        20,841,731
 2003  Lowest contract charges                   25,087       10.927292           274,129
    Highest contract charges                      8,027        9.126212            73,255
    Remaining contract charges                1,349,232              --        13,210,548
MFS HIGH INCOME SERIES
 2007  Lowest contract charges                   81,314       13.526642         1,099,904
    Highest contract charges                     17,392       12.205674           212,278
    Remaining contract charges               16,111,786              --       203,342,132
 2006  Lowest contract charges                   35,190       13.404996           471,719
    Highest contract charges                     12,812       12.303290           157,633
    Remaining contract charges               18,049,680              --       227,987,316
 2005  Lowest contract charges                      690       13.430445             9,262
    Highest contract charges                      3,307       11.434854            37,817
    Remaining contract charges               19,670,408              --       229,294,917
 2004  Lowest contract charges                      655       13.219296             8,658
    Highest contract charges                        124       11.482449             1,427
    Remaining contract charges               21,270,027              --       247,353,788
 2003  Lowest contract charges                      661       12.177952             8,053
    Highest contract charges                    147,107       10.791577         1,587,517
    Remaining contract charges               18,874,552              --       205,009,747
MFS INVESTORS GROWTH STOCK SERIES
 2007  Lowest contract charges                   18,176        9.884952           179,669
    Highest contract charges                      4,336        7.001540            30,357
    Remaining contract charges               11,516,266              --        96,008,577
 2006  Lowest contract charges                   11,915        8.952472           106,664
    Highest contract charges                    111,400        6.459470           719,585
    Remaining contract charges               13,758,106              --       104,596,592
 2005  Lowest contract charges                    6,162        8.393066            51,722
    Highest contract charges                     88,490        6.156607           544,799
    Remaining contract charges               16,228,510              --       116,165,398
 2004  Lowest contract charges                  190,227        8.242582         1,567,963
    Highest contract charges                     45,826        6.041268           276,846
    Remaining contract charges               17,380,879              --       120,967,974
 2003  Lowest contract charges                  222,636        7.621247         1,696,765
    Highest contract charges                     76,918        5.514903           424,197
    Remaining contract charges               16,911,344              --       110,485,936

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges                0.85%              1.92%               8.27%
    Highest contract charges                  2.49%                --                6.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.38%              23.35%
    Highest contract charges                  2.50%              0.48%              21.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               10.31%
    Highest contract charges                  2.51%              0.45%               5.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.34%              17.16%
    Highest contract charges                  2.48%              0.03%              15.36%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.06%              26.64%
    Highest contract charges                  2.38%              0.02%              24.81%
    Remaining contract charges                  --                 --                  --
MFS HIGH INCOME SERIES
 2007  Lowest contract charges                0.85%              5.16%               0.91%
    Highest contract charges                  2.54%              6.26%              (0.79)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              6.77%               9.44%
    Highest contract charges                  2.53%              6.00%               7.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.56%              6.59%               1.60%
    Highest contract charges                  2.51%              2.82%               0.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.54%              4.76%               8.55%
    Highest contract charges                  2.53%              2.48%               6.40%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              3.87%              17.31%
    Highest contract charges                  2.38%              2.97%              15.16%
    Remaining contract charges                  --                 --                  --
MFS INVESTORS GROWTH STOCK SERIES
 2007  Lowest contract charges                0.85%              0.29%              10.42%
    Highest contract charges                  2.47%                --                8.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                6.67%
    Highest contract charges                  2.50%                --                4.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.84%                --               10.49%
    Highest contract charges                  2.49%              0.31%               1.91%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                8.15%
    Highest contract charges                  2.47%                --                6.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               21.86%
    Highest contract charges                  2.39%                --               20.11%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges                    1,985      $11.499748           $22,833
    Highest contract charges                     40,789       10.111297           412,429
    Remaining contract charges               49,982,729              --       524,446,462
 2006  Lowest contract charges                    1,955       10.498556            20,526
    Highest contract charges                      5,110        9.403315            48,050
    Remaining contract charges               46,092,124              --       444,747,220
 2005  Lowest contract charges                    1,925        9.356527            18,015
    Highest contract charges                      9,459        8.536892            80,747
    Remaining contract charges               39,575,017              --       343,234,866
 2004  Lowest contract charges                    1,910        8.780130            16,768
    Highest contract charges                      5,534        8.160518            45,159
    Remaining contract charges               29,308,221              --       241,278,971
 2003  Lowest contract charges                    1,854        7.940149            14,722
    Highest contract charges                     62,425        7.359018           459,389
    Remaining contract charges               16,642,168              --       125,681,276
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges                    2,131        6.946753            14,802
    Highest contract charges                     46,854        6.642002           311,204
    Remaining contract charges               20,068,856              --       132,442,463
 2006  Lowest contract charges                    2,170        6.369800            13,821
    Highest contract charges                     15,371        6.204074            95,364
    Remaining contract charges               23,239,468              --       142,267,675
 2005  Lowest contract charges                    1,557        6.305593             9,818
    Highest contract charges                     10,664        6.206393            66,184
    Remaining contract charges               26,905,560              --       163,749,319
 2004  Lowest contract charges                    1,539        6.149285             9,465
    Highest contract charges                        496        6.174799             3,064
    Remaining contract charges               28,195,561              --       169,889,204
 2003  Lowest contract charges                    1,484        5.397197             8,009
    Highest contract charges                    371,854        5.529101         2,056,021
    Remaining contract charges               24,049,972              --       129,067,190
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges                    1,133       11.223146            12,719
    Highest contract charges                     32,858        8.740299           287,190
    Remaining contract charges               27,732,082              --       314,520,332
 2006  Lowest contract charges                    1,133       11.007986            12,475
    Highest contract charges                      5,672        8.745989            49,607
    Remaining contract charges               28,200,574              --       317,146,091
 2005  Lowest contract charges                    1,133        9.776690            11,080
    Highest contract charges                      4,645        7.924706            36,808
    Remaining contract charges               21,136,420              --       213,450,409
 2004  Lowest contract charges                    1,133        9.340625            10,586
    Highest contract charges                     11,227        7.724119            86,715
    Remaining contract charges               16,993,961              --       164,835,481
 2003  Lowest contract charges                    1,133        8.817375             9,993
    Highest contract charges                    146,875        7.438770         1,092,568
    Remaining contract charges               10,923,964              --       100,400,321

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges                0.70%              0.81%               9.54%
    Highest contract charges                  2.52%              0.30%               7.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.49%              12.21%
    Highest contract charges                  2.55%              0.43%              10.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.54%               6.57%
    Highest contract charges                  2.53%              0.56%               4.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.63%              10.58%
    Highest contract charges                  2.49%              0.13%               8.55%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.65%              21.30%
    Highest contract charges                  2.38%              0.40%              19.25%
    Remaining contract charges                  --                 --                  --
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges                0.70%              0.17%               9.06%
    Highest contract charges                  2.53%              0.11%               7.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%                --                1.83%
    Highest contract charges                  2.55%                --                0.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%                --                2.54%
    Highest contract charges                  2.52%                --                0.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%                --               13.94%
    Highest contract charges                  2.55%                --               11.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%                --               36.28%
    Highest contract charges                  2.38%                --               33.78%
    Remaining contract charges                  --                 --                  --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges                0.55%                --                1.96%
    Highest contract charges                  2.52%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%                --               12.59%
    Highest contract charges                  2.55%                --               10.36%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%                --                4.67%
    Highest contract charges                  2.55%                --                2.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%                --                5.93%
    Highest contract charges                  2.53%                --                3.84%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%                --               32.98%
    Highest contract charges                  2.39%                --               30.55%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges                    1,537      $14.736831           $22,655
    Highest contract charges                     66,219       13.955001           924,086
    Remaining contract charges              107,412,846              --     1,537,164,417
 2006  Lowest contract charges                    1,537       14.218784            21,857
    Highest contract charges                     21,901       13.736415           300,845
    Remaining contract charges              101,405,228              --     1,409,933,128
 2005  Lowest contract charges                    2,274       12.777422            29,052
    Highest contract charges                     13,725       12.593284           172,837
    Remaining contract charges               96,547,041              --     1,217,127,318
 2004  Lowest contract charges                    2,250       12.495591            28,115
    Highest contract charges                     10,033       12.564284           126,057
    Remaining contract charges               80,749,478              --     1,005,949,097
 2003  Lowest contract charges                    4,316       11.286721            48,715
    Highest contract charges                    327,395       10.861973         3,556,151
    Remaining contract charges               59,585,533              --       678,191,401
MFS VALUE SERIES
 2007  Lowest contract charges                  606,166       18.846102        11,423,872
    Highest contract charges                     12,133       17.585857           213,367
    Remaining contract charges               14,491,570              --       263,347,413
 2006  Lowest contract charges                  335,011       17.614057         5,900,899
    Highest contract charges                      3,238       16.717946            54,141
    Remaining contract charges                9,960,080              --       170,588,151
 2005  Lowest contract charges                   97,847       14.700660         1,438,414
    Highest contract charges                      1,072       14.191889            15,213
    Remaining contract charges                5,878,422              --        84,827,586
 2004  Lowest contract charges                   43,978       14.004824           615,902
    Highest contract charges                     36,502       13.656146           498,477
    Remaining contract charges                3,418,374              --        47,102,002
 2003  Lowest contract charges                   11,228       12.275213           137,822
    Highest contract charges                     12,764       12.156508           155,161
    Remaining contract charges                1,205,439              --        14,701,082
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges                   61,019       10.746443           655,732
    Highest contract charges                     16,572       10.244550           169,773
    Remaining contract charges                8,494,357              --        88,801,717
 2006  Lowest contract charges                   31,625       10.400575           328,908
    Highest contract charges                      5,458       10.084786            55,046
    Remaining contract charges                3,419,402              --        34,923,144
 2005  Lowest contract charges                    8,374       10.081408            84,419
    Highest contract charges                      6,494        9.946956            64,591
    Remaining contract charges                  890,879              --         8,906,349

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges                0.55%              2.51%               3.64%
    Highest contract charges                  2.52%              2.00%               1.59%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.57%              11.28%
    Highest contract charges                  2.55%              2.43%               9.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.99%               2.26%
    Highest contract charges                  2.54%              1.03%               0.23%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              2.04%              10.71%
    Highest contract charges                  2.52%              0.29%               8.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              1.83%              15.69%
    Highest contract charges                  2.39%              1.48%              13.57%
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2007  Lowest contract charges                0.85%              0.85%               7.00%
    Highest contract charges                  2.53%              0.73%               5.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.82%              19.82%
    Highest contract charges                  2.54%              1.01%              17.80%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                6.68%
    Highest contract charges                  2.49%                --                3.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.94%              0.44%              14.09%
    Highest contract charges                  2.47%              0.26%              12.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%                --               22.75%
    Highest contract charges                  1.61%                --               21.57%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges                0.85%              2.73%               3.33%
    Highest contract charges                  2.53%              2.40%               1.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              3.58%               3.17%
    Highest contract charges                  2.47%                --                1.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                0.91%
    Highest contract charges                  2.46%                --                0.19%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2007  Lowest contract charges                   67,653      $16.749135        $1,133,110
    Highest contract charges                      5,912       16.005105            94,627
    Remaining contract charges                3,544,005              --        57,819,274
 2006  Lowest contract charges                   44,428       14.972071           665,191
    Highest contract charges                     20,271       14.564440           295,229
    Remaining contract charges                1,493,065              --        21,981,068
 2005  Lowest contract charges                    5,002       12.025883            60,148
    Highest contract charges                      5,067       11.893036            60,262
    Remaining contract charges                  305,215              --         3,646,446
MFS RESEARCH SERIES
 2007  Lowest contract charges                  880,739       13.109180        11,545,772
    Highest contract charges                      1,453       12.491769            18,150
    Remaining contract charges                2,451,347              --        31,202,858
 2006  Lowest contract charges                  220,125       11.678964         2,570,827
    Highest contract charges                        278       11.319683             3,151
    Remaining contract charges                1,008,922              --        11,557,689
 2005  Lowest contract charges                   15,083       10.661651           160,811
    Highest contract charges                      8,331       10.515260            87,603
    Remaining contract charges                  199,414              --         2,109,871
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                   26,469       15.610518           413,201
    Highest contract charges                        352       18.866608             6,647
    Remaining contract charges                   61,740              --         1,122,414
 2006  Lowest contract charges                   14,048       11.564831           162,465
    Highest contract charges                        575       14.117388             8,112
    Remaining contract charges                   91,870              --         1,256,730
 2005  Lowest contract charges                   13,613        9.612095           130,845
    Highest contract charges                        830       11.851536             9,841
    Remaining contract charges                  101,298              --         1,161,158
 2004  Lowest contract charges                   22,753        8.471165           192,741
    Highest contract charges                        853       10.549693             9,003
    Remaining contract charges                  108,121              --         1,098,279
 2003  Lowest contract charges                   27,635        7.455626           206,034
    Highest contract charges                        854        9.378222             8,009
    Remaining contract charges                   98,302              --           877,122

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2007  Lowest contract charges                0.85%                --               11.87%
    Highest contract charges                  2.51%                --                9.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.45%              24.50%
    Highest contract charges                  2.50%              1.31%              22.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              1.94%              20.03%
    Highest contract charges                  2.44%              1.78%              18.72%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH SERIES
 2007  Lowest contract charges                0.84%              0.46%              12.25%
    Highest contract charges                  2.54%              0.25%              10.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.15%               9.54%
    Highest contract charges                  2.57%              0.65%               7.70%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               12.46%
    Highest contract charges                  2.43%                --               11.23%
    Remaining contract charges                  --                 --                  --
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                1.39%              1.54%              34.98%
    Highest contract charges                  2.40%              0.85%              33.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.95%              20.32%
    Highest contract charges                  2.40%              0.82%              19.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.07%              13.47%
    Highest contract charges                  2.39%              1.21%              12.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.51%              13.62%
    Highest contract charges                  2.39%              1.66%              12.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.07%              31.70%
    Highest contract charges                  2.39%              1.20%              30.39%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2007  Lowest contract charges                   28,308      $10.714235          $303,292
    Highest contract charges                      3,169       12.420009            39,365
    Remaining contract charges                  150,100              --         1,815,445
 2006  Lowest contract charges                   33,653       10.024557           337,351
    Highest contract charges                      6,563       11.737302            77,029
    Remaining contract charges                  192,530              --         2,183,611
 2005  Lowest contract charges                   37,011        9.482120           350,939
    Highest contract charges                      9,784       11.213779           109,712
    Remaining contract charges                  219,546              --         2,341,484
 2004  Lowest contract charges                   41,165        8.690929           357,763
    Highest contract charges                      9,146       10.381336            94,951
    Remaining contract charges                  243,325              --         2,396,002
 2003  Lowest contract charges                   58,799        8.219869           483,316
    Highest contract charges                      9,107        9.917343            90,313
    Remaining contract charges                  270,478              --         2,507,255
INTERNATIONAL GROWTH EQUITY
 2007  Lowest contract charges                    2,874       13.181607            37,881
    Highest contract charges                      4,526       13.013987            58,907
    Remaining contract charges                   52,167              --           683,159
 2006  Lowest contract charges                    2,266       11.675262            26,458
    Highest contract charges                      2,238       11.642783            26,059
    Remaining contract charges                    3,181              --            37,071
U.S. MID CAP VALUE
 2007  Lowest contract charges                   50,309       13.831448           695,851
    Highest contract charges                      3,139       12.008550            37,690
    Remaining contract charges                  200,522              --         2,533,894
 2006  Lowest contract charges                   10,884       13.011816           141,625
    Highest contract charges                        263       11.427560             3,002
    Remaining contract charges                   49,934              --           593,010
FOCUS GROWTH
 2007  Lowest contract charges                   35,329        8.525023           301,189
    Highest contract charges                      1,679        8.152510            13,685
    Remaining contract charges                   59,131              --           495,948
 2006  Lowest contract charges                   15,943        7.054447           112,475
    Highest contract charges                        494        6.826646             3,371
    Remaining contract charges                    6,651              --            46,530
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                  159,138        5.422083           862,854
    Highest contract charges                      2,366        5.185166            12,270
    Remaining contract charges                  512,272              --         2,723,886
 2006  Lowest contract charges                   69,756        4.615129           321,935
    Highest contract charges                      1,901        4.464517             8,487
    Remaining contract charges                  178,253              --           810,480

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2007  Lowest contract charges                1.40%              0.26%               6.88%
    Highest contract charges                  2.40%              0.20%               5.82%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.28%               5.72%
    Highest contract charges                  2.40%              0.28%               4.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.18%               9.10%
    Highest contract charges                  2.39%              0.20%               8.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.04%               5.73%
    Highest contract charges                  2.40%              0.24%               4.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.62%              32.88%
    Highest contract charges                  2.39%              0.73%              31.56%
    Remaining contract charges                  --                 --                  --
INTERNATIONAL GROWTH EQUITY
 2007  Lowest contract charges                1.34%              0.18%              12.73%
    Highest contract charges                  2.18%              0.18%              11.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.84%              0.22%              13.79%
    Highest contract charges                  1.12%              0.24%              13.55%
    Remaining contract charges                  --                 --                  --
U.S. MID CAP VALUE
 2007  Lowest contract charges                1.34%              0.67%               6.30%
    Highest contract charges                  2.48%              0.50%               5.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.69%                --               16.13%
    Highest contract charges                  1.39%                --               15.62%
    Remaining contract charges                  --                 --                  --
FOCUS GROWTH
 2007  Lowest contract charges                1.34%                --               20.85%
    Highest contract charges                  2.48%                --               19.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               12.35%
    Highest contract charges                  2.17%                --               11.99%
    Remaining contract charges                  --                 --                  --
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                1.34%                --               17.49%
    Highest contract charges                  2.49%                --               16.14%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               13.36%
    Highest contract charges                  2.54%                --               12.87%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
DEVELOPING GROWTH
 2007  Lowest contract charges                   20,510      $11.462786          $235,115
    Highest contract charges                     12,240       10.998815           134,623
    Remaining contract charges                   24,947              --           281,921
 2006  Lowest contract charges                      878        9.473026             8,325
    Highest contract charges                      4,653        9.167156            42,652
    Remaining contract charges                   10,851              --           102,025
FLEXIBLE INCOME
 2007  Lowest contract charges                   29,963       11.968451           358,613
    Highest contract charges                      5,310       11.445540            60,776
    Remaining contract charges                   39,600              --           465,514
 2006  Lowest contract charges                   19,362       11.704959           226,631
    Highest contract charges                        884       11.323008            10,005
    Remaining contract charges                   20,730              --           239,873
DIVIDEND GROWTH
 2007  Lowest contract charges                   11,197       13.021131           145,797
    Highest contract charges                      4,782       12.494023            59,750
    Remaining contract charges                   18,477              --           236,973
 2006  Lowest contract charges                   10,595       12.696125           134,511
    Highest contract charges                      4,782       12.286164            58,756
    Remaining contract charges                   12,246              --           153,386
GLOBAL EQUITY
 2007  Lowest contract charges                   10,090       12.522786           126,355
    Highest contract charges                      7,466       11.975692            89,406
    Remaining contract charges                   31,737              --           388,660
 2006  Lowest contract charges                    3,521       10.928082            38,475
    Highest contract charges                      3,678       10.571502            38,879
    Remaining contract charges                   14,032              --           149,715
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                  280,099        1.533635           429,569
    Highest contract charges                     75,095        1.486316           111,615
    Remaining contract charges                   59,298              --            89,393
 2006  Lowest contract charges                  278,112        1.416570           393,967
    Highest contract charges                    101,311        1.379746           139,783
    Remaining contract charges                   78,713              --           110,034
 2005  Lowest contract charges                  268,222        1.268243           340,170
    Highest contract charges                     92,945        1.241466           115,388
    Remaining contract charges                   92,241              --           115,450
 2004  Lowest contract charges                  252,780        1.063806           268,908
    Highest contract charges                     83,835        1.046563            87,738
    Remaining contract charges                   62,792              --            66,197
 2003  Lowest contract charges                  275,927        0.937825           258,772
    Highest contract charges                     40,566        0.927249            37,615
    Remaining contract charges                   57,663              --            53,710

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
DEVELOPING GROWTH
 2007  Lowest contract charges                1.34%              0.17%              21.00%
    Highest contract charges                  2.19%              0.10%              19.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.33%                --               15.63%
    Highest contract charges                  2.24%                --               15.26%
    Remaining contract charges                  --                 --                  --
FLEXIBLE INCOME
 2007  Lowest contract charges                1.35%              6.04%               2.25%
    Highest contract charges                  2.48%              6.47%               1.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              5.09%               3.19%
    Highest contract charges                  2.49%              4.40%               2.74%
    Remaining contract charges                  --                 --                  --
DIVIDEND GROWTH
 2007  Lowest contract charges                1.35%              0.94%               2.56%
    Highest contract charges                  2.19%              0.93%               1.69%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              1.64%              10.04%
    Highest contract charges                  2.28%              3.10%               9.69%
    Remaining contract charges                  --                 --                  --
GLOBAL EQUITY
 2007  Lowest contract charges                1.34%              0.48%              14.59%
    Highest contract charges                  2.48%              0.48%              13.28%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.37%                --               14.69%
    Highest contract charges                  2.51%                --               14.19%
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                1.70%              0.12%               8.26%
    Highest contract charges                  2.20%              0.11%               7.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               11.70%
    Highest contract charges                  2.20%                --               11.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               19.22%
    Highest contract charges                  2.18%                --               18.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               13.43%
    Highest contract charges                  2.19%                --               12.87%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               26.63%
    Highest contract charges                  2.19%                --               26.00%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                   40,296       $1.015125           $40,906
    Highest contract charges                      9,548        0.972493             9,285
    Remaining contract charges                  104,361              --           102,811
 2006  Lowest contract charges                   48,769        0.925569            45,138
    Highest contract charges                      8,437        0.898869             7,584
    Remaining contract charges                  122,233              --           110,904
 2005  Lowest contract charges                   92,522        0.928754            85,930
    Highest contract charges                      9,438        0.906942             8,559
    Remaining contract charges                  182,529              --           167,260
 2004  Lowest contract charges                  103,873        0.828484            86,057
    Highest contract charges                      9,055        0.813488             7,366
    Remaining contract charges                  282,331              --           231,669
 2003  Lowest contract charges                  133,812        0.771563           103,244
    Highest contract charges                     34,808        0.761765            26,516
    Remaining contract charges                  819,733              --           628,580
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                  182,958        1.390767           254,453
    Highest contract charges                     84,887        1.358682           115,334
    Remaining contract charges                   33,808              --            46,551
 2006  Lowest contract charges                  197,573        1.375746           271,810
    Highest contract charges                     12,093        1.340654            16,212
    Remaining contract charges                  130,756              --           176,875
 2005  Lowest contract charges                  182,964        1.171723           214,383
    Highest contract charges                     13,142        1.147543            15,081
    Remaining contract charges                  181,045              --           209,169
 2004  Lowest contract charges                  182,967        1.025520           187,636
    Highest contract charges                    170,039        1.009386           171,635
    Remaining contract charges                  256,404              --           259,917
 2003  Lowest contract charges                  184,611        0.900515           166,245
    Highest contract charges                    193,769        0.890789           172,607
    Remaining contract charges                  260,387              --           232,508
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                       --        1.408201                --
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    6,959        1.178551             8,201
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
GROWTH AND INCOME
 2007  Lowest contract charges                  142,453       17.229559         2,454,422
    Highest contract charges                     13,046       16.476878           214,953
    Remaining contract charges                  538,508              --         9,088,529
 2006  Lowest contract charges                   67,735       17.033843         1,153,807
    Highest contract charges                      2,202       16.478091            36,278
    Remaining contract charges                  175,473              --         2,943,724

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                1.70%                --                9.68%
    Highest contract charges                  2.22%                --                8.91%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --                0.34%
    Highest contract charges                  2.25%                --                0.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               12.10%
    Highest contract charges                  2.24%                --               11.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.04%               7.38%
    Highest contract charges                  2.29%              0.03%               6.79%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               27.43%
    Highest contract charges                  2.24%                --               26.73%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.70%              0.99%               1.09%
    Highest contract charges                  2.05%              0.98%               0.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%              1.05%              17.41%
    Highest contract charges                  2.20%              0.98%              16.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%              0.79%              14.26%
    Highest contract charges                  2.20%              0.89%              13.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.96%              13.88%
    Highest contract charges                  2.20%              0.91%              13.31%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%              1.04%              25.48%
    Highest contract charges                  2.19%              1.27%              24.86%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               18.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
GROWTH AND INCOME
 2007  Lowest contract charges                1.34%              1.05%               1.15%
    Highest contract charges                  2.47%              0.77%              (0.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               11.24%
    Highest contract charges                  2.51%                --               10.75%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges                   47,232      $16.364834          $772,953
    Highest contract charges                      2,977       15.738155            46,847
    Remaining contract charges                  197,225              --         3,177,705
 2006  Lowest contract charges                   17,638       16.982646           299,538
    Highest contract charges                      1,726       16.521234            28,517
    Remaining contract charges                   72,081              --         1,210,341
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                   79,356        1.401139           111,189
    Highest contract charges                      9,821        1.318773            12,951
    Remaining contract charges                1,498,461              --         2,020,935
 2006  Lowest contract charges                   83,812        1.319922           110,626
    Highest contract charges                      7,826        1.256694             9,835
    Remaining contract charges                1,405,459              --         1,798,147
 2005  Lowest contract charges                   54,002        1.193027            64,425
    Highest contract charges                     53,092        1.149019            61,004
    Remaining contract charges                1,504,542              --         1,751,936
 2004  Lowest contract charges                   57,473        1.151803            66,197
    Highest contract charges                     52,184        1.122137            58,558
    Remaining contract charges                1,468,482              --         1,661,161
 2003  Lowest contract charges                   34,431        1.067708            36,763
    Highest contract charges                      6,843        1.052236             7,201
    Remaining contract charges                  398,528              --           421,330
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                  513,824        1.242914           638,640
    Highest contract charges                     94,812        1.169807           110,912
    Remaining contract charges                5,631,899              --         6,736,250
 2006  Lowest contract charges                  212,602        1.186333           252,216
    Highest contract charges                    126,709        1.129473           143,115
    Remaining contract charges                4,844,225              --         5,563,099
 2005  Lowest contract charges                  152,202        1.157855           176,228
    Highest contract charges                    229,153        1.115105           255,530
    Remaining contract charges                4,052,488              --         4,569,738
 2004  Lowest contract charges                  109,558        1.151424           126,148
    Highest contract charges                    103,365        1.121743           115,949
    Remaining contract charges                3,074,655              --         3,468,812
 2003  Lowest contract charges                   47,933        1.111298            53,267
    Highest contract charges                    308,509        1.101736           339,895
    Remaining contract charges                  524,132              --           578,941

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges                1.34%              1.17%              (3.64)%
    Highest contract charges                  2.48%              1.30%              (4.74)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%                --               11.38%
    Highest contract charges                  2.49%                --               10.90%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                1.35%              2.23%               6.15%
    Highest contract charges                  2.49%              2.30%               4.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.33%              10.64%
    Highest contract charges                  2.51%              2.09%               9.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              2.05%               3.58%
    Highest contract charges                  2.49%              2.07%               2.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              2.14%               7.88%
    Highest contract charges                  2.49%              3.08%               6.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.52%              0.64%              11.20%
    Highest contract charges                  0.91%              0.87%              10.77%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                1.34%              4.57%               4.77%
    Highest contract charges                  2.49%              4.56%               3.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.40%               2.46%
    Highest contract charges                  2.50%              4.32%               1.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              3.68%               0.56%
    Highest contract charges                  2.48%              3.69%               0.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%              3.38%               2.99%
    Highest contract charges                  2.47%              3.39%               1.82%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%              1.16%               2.64%
    Highest contract charges                  0.90%              1.22%               2.38%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                  387,540       $1.424572          $552,080
    Highest contract charges                     46,394        1.340829            62,207
    Remaining contract charges                1,955,730              --         2,697,038
 2006  Lowest contract charges                  201,352        1.404613           282,821
    Highest contract charges                     77,220        1.337330           103,269
    Remaining contract charges                1,954,391              --         2,669,470
 2005  Lowest contract charges                   94,335        1.200923           113,289
    Highest contract charges                     33,350        1.156619            38,573
    Remaining contract charges                1,731,640              --         2,033,647
 2004  Lowest contract charges                   42,053        1.155148            48,578
    Highest contract charges                     15,035        1.125397            16,920
    Remaining contract charges                  886,895              --         1,004,749
 2003  Lowest contract charges                    3,571        1.047810             3,741
    Highest contract charges                     78,150        1.038773            81,180
    Remaining contract charges                  159,119              --           165,712
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2007  Lowest contract charges                  112,249        1.289885           144,788
    Highest contract charges                     10,353        1.214070            12,569
    Remaining contract charges                  889,003              --         1,107,351
 2006  Lowest contract charges                   15,081        1.322927            19,952
    Highest contract charges                     10,659        1.259570            13,425
    Remaining contract charges                  726,355              --           931,598
 2005  Lowest contract charges                    3,001        1.098040             3,295
    Highest contract charges                      4,182        1.057533             4,423
    Remaining contract charges                  399,602              --           426,466
 2004  Lowest contract charges                    3,008        1.079439             3,247
    Highest contract charges                    130,201        1.053230           137,131
    Remaining contract charges                  102,555              --           108,377
 2003  Lowest contract charges                   31,340        0.971940            30,461
    Highest contract charges                    114,717        0.969458           111,213
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2007  Lowest contract charges                   33,574        1.129967            37,937
    Highest contract charges                     28,703        1.069914            30,710
    Remaining contract charges                  244,827              --           268,115
 2006  Lowest contract charges                   31,167        1.119493            34,891
    Highest contract charges                     28,708        1.070649            30,736
    Remaining contract charges                   95,866              --           104,242
 2005  Lowest contract charges                   14,665        0.981243            14,390
    Highest contract charges                     28,713        0.947863            27,216
    Remaining contract charges                   94,820              --            90,990
 2004  Lowest contract charges                   12,310        1.007804            12,406
    Highest contract charges                     28,719        0.992631            28,507
    Remaining contract charges                   65,555              --            65,554
 2003  Lowest contract charges                    2,308        0.945828             2,183
    Highest contract charges                      5,317        0.937667             4,986
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                1.34%              1.64%               1.42%
    Highest contract charges                  2.50%              1.40%               0.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.70%              16.96%
    Highest contract charges                  2.50%              1.68%              15.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.60%               3.96%
    Highest contract charges                  2.48%              1.57%               2.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.32%              2.47%               9.59%
    Highest contract charges                  2.45%              2.69%               8.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.51%              0.48%              11.70%
    Highest contract charges                  0.89%              1.00%              11.41%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2007  Lowest contract charges                1.33%              1.42%              (2.50)%
    Highest contract charges                  2.49%              1.06%              (3.61)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.19%              20.48%
    Highest contract charges                  2.49%              1.97%              19.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.78%               1.72%
    Highest contract charges                  2.47%              0.83%               0.56%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.34%              1.67%               9.73%
    Highest contract charges                  2.35%              1.61%               8.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.77%              1.00%              11.81%
    Highest contract charges                  0.88%              1.10%              11.68%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2007  Lowest contract charges                1.35%                --                0.94%
    Highest contract charges                  2.34%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.84%              14.09%
    Highest contract charges                  2.35%              0.73%              12.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              1.29%               3.55%
    Highest contract charges                  2.34%              0.57%               4.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%                --                6.55%
    Highest contract charges                  2.33%                --                5.86%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.56%                --               10.77%
    Highest contract charges                  0.77%                --               10.49%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                  354,945       $1.612897          $572,491
    Highest contract charges                     68,734        1.518073           104,343
    Remaining contract charges                1,555,950              --         2,430,879
 2006  Lowest contract charges                  215,217        1.451008           312,279
    Highest contract charges                     98,715        1.381485           136,374
    Remaining contract charges                1,632,694              --         2,305,249
 2005  Lowest contract charges                  111,770        1.217401           136,068
    Highest contract charges                     61,698        1.172478            72,340
    Remaining contract charges                1,315,356              --         1,566,275
 2004  Lowest contract charges                   50,434        1.125003            56,739
    Highest contract charges                     25,606        1.096017            28,064
    Remaining contract charges                  485,323              --           535,423
 2003  Lowest contract charges                    2,520        1.033934             2,605
    Highest contract charges                     16,662        1.025020            17,079
    Remaining contract charges                   69,417              --            71,338
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                  315,284        1.135401           357,975
    Highest contract charges                     53,113        1.068652            56,759
    Remaining contract charges                3,002,047              --         3,287,829
 2006  Lowest contract charges                  218,420        1.069429           233,586
    Highest contract charges                     77,986        1.018189            79,404
    Remaining contract charges                3,162,071              --         3,280,103
 2005  Lowest contract charges                  142,314        1.059100           150,725
    Highest contract charges                     75,336        1.020021            76,844
    Remaining contract charges                3,169,096              --         3,274,004
 2004  Lowest contract charges                  104,399        1.015612           106,029
    Highest contract charges                     63,388        0.989443            62,719
    Remaining contract charges                2,655,650              --         2,644,771
 2003  Lowest contract charges                   20,126        0.991033            19,945
    Highest contract charges                    134,488        0.982513           132,136
    Remaining contract charges                  482,547              --           475,326

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                1.34%              0.01%              11.16%
    Highest contract charges                  2.49%              0.01%               9.89%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.17%              19.19%
    Highest contract charges                  2.50%              1.97%              17.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.68%               8.21%
    Highest contract charges                  2.48%              2.63%               6.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.32%              0.01%               8.16%
    Highest contract charges                  2.45%              0.31%               6.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.67%                --               20.36%
    Highest contract charges                  0.87%                --               20.05%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                1.34%                --                6.17%
    Highest contract charges                  2.50%                --                4.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --                0.98%
    Highest contract charges                  2.50%                --                0.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.18%               4.28%
    Highest contract charges                  2.49%              0.18%               3.09%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%                --                1.87%
    Highest contract charges                  2.48%                --                0.71%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%                --                9.25%
    Highest contract charges                  0.88%                --                8.97%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2007  Lowest contract charges                  212,474       $1.059206          $225,052
    Highest contract charges                     11,651        0.996925            11,616
    Remaining contract charges                2,986,922              --         3,073,485
 2006  Lowest contract charges                   41,036        1.026287            42,115
    Highest contract charges                     11,651        0.977112            11,385
    Remaining contract charges                1,007,610              --         1,009,583
 2005  Lowest contract charges                   40,446        0.996039            40,285
    Highest contract charges                     11,651        0.959281            11,177
    Remaining contract charges                  946,028              --           923,140
 2004  Lowest contract charges                    6,940        0.984231             6,830
    Highest contract charges                    382,052        0.962494           367,723
    Remaining contract charges                1,106,857              --         1,074,235
 2003  Lowest contract charges                  339,445        0.978814           332,253
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                  386,686        1.579875           610,915
    Highest contract charges                     56,091        1.486979            83,406
    Remaining contract charges                1,844,855              --         2,814,115
 2006  Lowest contract charges                  198,324        1.407013           279,043
    Highest contract charges                     76,708        1.339585           102,757
    Remaining contract charges                1,808,913              --         2,470,551
 2005  Lowest contract charges                  127,662        1.161789           148,317
    Highest contract charges                     47,882        1.118912            53,576
    Remaining contract charges                1,358,744              --         1,540,827
 2004  Lowest contract charges                   73,515        1.108382            81,482
    Highest contract charges                     38,102        1.079819            41,143
    Remaining contract charges                  821,307              --           892,914
 2003  Lowest contract charges                   19,545        0.981616            19,186
    Highest contract charges                     43,499        0.973154            42,331
    Remaining contract charges                  136,038              --           132,731
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2007  Lowest contract charges                    6,357       15.364252            97,673
    Highest contract charges                     19,993       15.030356           300,495
    Remaining contract charges                   26,993              --           409,785
 2006  Lowest contract charges                    1,515       12.730894            19,293
    Highest contract charges                      9,817       12.560463           123,302
    Remaining contract charges                   22,075              --           278,970
 2005  Lowest contract charges                      891       11.222685             9,996
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2007  Lowest contract charges                1.29%              4.34%               3.21%
    Highest contract charges                  2.49%              4.49%               2.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.43%               3.04%
    Highest contract charges                  2.50%              4.34%               1.86%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.71%               1.20%
    Highest contract charges                  2.48%              2.71%               0.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              0.53%               0.65%
    Highest contract charges                  2.06%              0.83%               1.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.14%               0.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                1.34%                --               12.29%
    Highest contract charges                  2.50%                --               11.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               21.11%
    Highest contract charges                  2.50%                --               19.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                4.82%
    Highest contract charges                  2.49%                --                3.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%                --               12.24%
    Highest contract charges                  2.46%                --               10.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.62%                --               20.05%
    Highest contract charges                  0.88%                --               19.74%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2007  Lowest contract charges                1.34%                --               20.69%
    Highest contract charges                  2.18%                --               19.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               13.11%
    Highest contract charges                  2.20%                --               12.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                6.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2007  Lowest contract charges                    4,045      $13.535596           $54,749
    Highest contract charges                        997       13.139235            13,097
    Remaining contract charges                   60,582              --           808,936
 2006  Lowest contract charges                   12,987       13.749766           178,569
    Highest contract charges                     22,683       13.630438           309,177
    Remaining contract charges                   30,232              --           414,141
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2007  Lowest contract charges                    1,377       12.641519            17,400
    Highest contract charges                        972       12.366753            12,016
    Remaining contract charges                    1,998              --            24,930
 2006  Lowest contract charges                      918       11.921222            10,943
    Highest contract charges                        885       11.855245            10,493
    Remaining contract charges                      558              --             6,646
 2005  Lowest contract charges                      918       10.821546             9,934
    Highest contract charges                        376       10.799381             4,056
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2007  Lowest contract charges                1.34%              0.03%              (2.02)%
    Highest contract charges                  2.49%                --               (3.14)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.65%                --               13.83%
    Highest contract charges                  2.20%                --               13.21%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2007  Lowest contract charges                1.33%              0.73%               5.21%
    Highest contract charges                  2.19%              0.60%               4.32%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.85%                --               10.16%
    Highest contract charges                  2.20%                --                9.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                4.81%
    Highest contract charges                  2.16%                --                4.63%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge,

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a redemption of units.

    The Company will also charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Form of Principal Underwriter Agreement.(1)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (c) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreements.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-69487, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4, File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
John Keenan                         Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Ritchey                      Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer and Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 238,691 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 24th day of April, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, President, Chief Executive
  Officer, Chairman of the Board, Director*                        *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Richard J. Wirth
  Director*                                                               Attorney-in-Fact
David M. Znamierowski, Executive Vice President, Chief Investment  Date:  April 24, 2008
 Officer, Director*

333-101933

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte and Touche LLP
     (99)  Copy of Power of Attorney.